As filed with the Securities and Exchange Commission on September 28, 2007
                          Registration No. 333-145806

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 X

                         PRE-EFFECTIVE AMENDMENT NO.____
                         POST-EFFECTIVE AMENDMENT NO. 1

                        (Check appropriate box or boxes)

                                FIFTH THIRD FUNDS
               (Exact Name of Registrant as Specified in Charter)

                            38 Fountain Square Plaza
                             Cincinnati, Ohio 45263
               (Address of Principal Executive Offices) (Zip code)

                  Registrant's Telephone Number: (800) 282-5706

                                 E. Keith Wirtz
                                    President
                                Fifth Third Funds
                            38 Fountain Square Plaza
                             Cincinnati, Ohio 45263

                     (Name and Address of Agent for Service)

                                    Copy to:

                             Alan G. Priest, Esquire
                                Ropes & Gray LLP
                        700 12th Street, N.W., Suite 900
                             Washington, D.C. 20005

Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.

It is proposed that this filing will become effective (check appropriate box):
[X] Immediately upon filing pursuant to paragraph (b)
[ ] On ____ pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] On _________ pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] On ____ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

Title of securities being offered:  Units of beneficial interest.
An indefinite amount of the Registrant's securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is being paid at this time.

                       COMBINED PROSPECTUS/PROXY STATEMENT
                        IMPORTANT SHAREHOLDER INFORMATION

                                FIFTH THIRD FUNDS

                           FIFTH THIRD TECHNOLOGY FUND
                       FIFTH THIRD INTERMEDIATE BOND FUND
                      FIFTH THIRD U.S. GOVERNMENT BOND FUND
                    FIFTH THIRD GOVERNMENT MONEY MARKET FUND
                            FIFTH THIRD BALANCED FUND

The document you hold in your hands contains your Combined Prospectus/Proxy Statement and proxy card. A proxy card is, in essence, a ballot. When you vote your proxy, you tell us how to vote on your behalf on important issues relating to your Fifth Third Fund. If you simply sign the proxy without specifying a vote, or you do not return your proxy card, your shares will be voted in accordance with the recommendations of the Board of Trustees of Fifth Third Funds (the "Board" or "Trustees").

We urge you to read carefully the Combined Prospectus/Proxy Statement, fill out your proxy card, and return it to us (or vote by telephone or the Internet). By voting your proxy, and doing so promptly, you enable Fifth Third Funds to avoid conducting additional mailings on behalf of your Fifth Third Fund.

Please take a few moments to exercise your right to vote. Thank you.

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                                FIFTH THIRD FUNDS

                           FIFTH THIRD TECHNOLOGY FUND
                       FIFTH THIRD INTERMEDIATE BOND FUND
                      FIFTH THIRD U.S. GOVERNMENT BOND FUND
                    FIFTH THIRD GOVERNMENT MONEY MARKET FUND
                            FIFTH THIRD BALANCED FUND

                   NOTICE OF SPECIAL MEETINGS OF SHAREHOLDERS

To the Shareholders of the Fifth Third Technology Fund, Fifth Third Intermediate Bond Fund, Fifth Third U.S. Government Bond Fund, Fifth Third Government Money Market Fund and Fifth Third Balanced Fund: NOTICE IS HEREBY GIVEN that Special Meetings of the shareholders of the Fifth Third Technology Fund, Fifth Third Intermediate Bond Fund, Fifth Third U.S. Government Bond Fund, Fifth Third Government Money Market Fund and Fifth Third Balanced Fund will be held at 511 Walnut Street, 13th Floor, Cincinnati, Ohio 45202 on November 16, 2007 at 10:00 a.m. Eastern time, for the following purposes:

      1. To consider and act upon an Agreement and Plan of Reorganization adopted by Fifth Third Funds providing for the transfer of all of the assets of the Fifth Third Technology Fund to the Fifth Third Mid Cap Growth Fund in exchange for Institutional, Advisor, Class A, Class B and Class C Shares (collectively, "Shares") of the Mid Cap Growth Fund and the assumption by the Mid Cap Growth Fund of all of the liabilities of the Technology Fund, followed by the dissolution and liquidation of the Technology Fund, and the distribution of Shares of the Mid Cap Growth Fund to the shareholders of Technology Fund ("Proposal 1").


      2. To consider and act upon an Agreement and Plan of Reorganization adopted by Fifth Third Funds providing for the transfer of all of the assets of the Fifth Third Intermediate Bond Fund to the Fifth Third Bond Fund in exchange for Institutional, Advisor, Class A, Class B and Class C Shares (collectively, "Shares") of the Bond Fund and the assumption by the Bond Fund of all of the liabilities of the Intermediate Bond Fund, followed by the dissolution and liquidation of the Intermediate Bond Fund, and the distribution of Shares of the Bond Fund to the shareholders of Intermediate Bond Fund ("Proposal 2").

      3. To consider and act upon an Agreement and Plan of Reorganization adopted by Fifth Third Funds providing for the transfer of all of the assets of the Fifth Third U.S. Government Bond Fund to the Fifth Third Bond Fund in exchange for Institutional, Class A and Class C Shares (collectively, "Shares") of the Bond Fund and the assumption by the Bond Fund of all of the liabilities of the U.S. Government Bond Fund, followed by the dissolution and liquidation of the U.S. Government Bond Fund, and the distribution of Shares of the Bond Fund to the shareholders of U.S. Government Bond Fund ("Proposal 3").


      4. To consider and act upon an Agreement and Plan of Reorganization adopted by Fifth Third Funds providing for the transfer of all of the assets of the Fifth Third Government Money Market Fund to the Fifth Third Prime Money Market Fund in exchange for Institutional and Class A Shares (collectively, "Shares") of the Prime Money Market Fund and the assumption by the Prime Money Market Fund of all of the liabilities of the Government Money Market Fund, followed by the dissolution and liquidation of the Government Money Market Fund, and the distribution of Shares of the Prime Money Market Fund to the shareholders of Government Money Market Fund ("Proposal 4").

      5. To consider and act upon an Agreement and Plan of Reorganization adopted by Fifth Third Funds providing for the transfer of all of the assets of the Fifth Third Balanced Fund to the Fifth Third Quality Growth Fund in exchange for Institutional, Advisor, Class A, Class B and Class C Shares (collectively, "Shares") of the Quality Growth Fund and the assumption by the Quality Growth Fund of all of the liabilities of the Balanced Fund, followed by the dissolution and liquidation of the Balanced Fund, and the distribution of Shares of the Quality Growth Fund to the shareholders of Balanced Fund ("Proposal 5").

      6. To transact such other business as may properly come before the Special Meetings or any adjournments thereof.

The proposed Agreements and Plans of Reorganization, along with other information about Proposals 1 to 5, are described in the attached Combined Prospectus/Proxy Statement. A form of the Agreement and Plan of Reorganization is appended as Appendix A thereto.

Pursuant to instructions of the Board of Trustees of Fifth Third Funds, the close of business on September 24, 2007, has been designated as the record date for determination of shareholders entitled to notice of, and to vote at, the Special Meetings.

Shareholders of each fund are requested to promptly vote by telephone or the Internet or to execute and return promptly in the enclosed envelope the accompanying proxy card which is being solicited by Fifth Third Funds' Board of Trustees. This is important to ensure a quorum at the special meeting. Proxies may be revoked at any time before they are exercised by submitting to Fifth Third Funds a written notice of revocation or a subsequently executed proxy or by attending the Special Meetings and voting in person.

                                    By Order of the Trustees


                                    /s/ Matthew A. Swendiman

                                    Matthew A. Swendiman
                                    Secretary
                                    Fifth Third Funds

September 28, 2007

                                FIFTH THIRD FUNDS
                            38 Fountain Square Plaza
                             Cincinnati, Ohio 45263

                           FIFTH THIRD TECHNOLOGY FUND
                       FIFTH THIRD INTERMEDIATE BOND FUND
                      FIFTH THIRD U.S. GOVERNMENT BOND FUND
                    FIFTH THIRD GOVERNMENT MONEY MARKET FUND
                            FIFTH THIRD BALANCED FUND

Dear Fifth Third Technology Fund, Fifth Third Intermediate Bond Fund, Fifth Third U.S. Government Bond Fund, Fifth Third Government Money Market Fund and Fifth Third Balanced Fund Shareholders:

Dear Shareholder,


A Special Meeting of Shareholders (the "Meeting") of the of the Fifth Third Technology Fund, Fifth Third Intermediate Bond Fund, Fifth Third U.S. Government Bond Fund, Fifth Third Government Money Market Fund and Fifth Third Balanced Fund (each, a "Fund", and collectively, the "Funds"), each a separate series of Fifth Third Funds (the "Trust"), has been scheduled for November 16, 2007. As described in the attached Notice and Proxy Statement, you are being asked to consider and act upon an Agreement and Plan of Reorganization for each of the Funds. We urge you to complete, sign, and return the enclosed proxy card promptly. A postage-paid envelope is enclosed for this purpose. Whether or not you plan to be present at the Meeting, we need your vote. To have your vote count, you must return the proxy card. We encourage you to read the enclosed proxy statement thoroughly. If you have any questions, please call your account administrator, investment representative, or Fifth Third Funds directly at 1-800-282-5706. We look forward to receiving your proxy card so that your shares may be voted at the Meeting.


                                       Sincerely,


                                       /s/ E. Keith Wirtz

                                       E. Keith Wirtz
                                       President
                                       Fifth Third Funds

                               September 28, 2007

                                Fifth Third Funds
                            38 Fountain Square Plaza
                             Cincinnati, Ohio 45263
                                 1-800-282-5706

                       COMBINED PROSPECTUS/PROXY STATEMENT

This Combined Prospectus/Proxy Statement is furnished in connection with the solicitation of proxies from the holders of units of beneficial interest of Fifth Third Technology Fund, Fifth Third Intermediate Bond Fund, Fifth Third U.S. Government Bond Fund, Fifth Third Government Money Market Fund and Fifth Third Balanced Fund (collectively, the "Acquired Funds") for use at each Special Meeting of shareholders. A Special Meeting will be held with respect to each proposed reorganization listed below, at which shareholders of each Acquired Fund will vote to approve the transfer of the assets of that Acquired Fund in exchange for shares of the corresponding fund to which the shares will be transferred (collectively, the "Acquiring Funds"):


                    TRANSFER OF THE ASSETS OF THE FOLLOWING        IN EXCHANGE FOR SHARES OF THE FOLLOWING
                    ACQUIRED FUNDS:                                ACQUIRING FUNDS:
Proposal 1          Fifth Third Technology Fund                    Fifth Third Mid Cap Growth Fund
                    ("Technology Fund")                            ("Mid Cap Growth Fund")

Proposal 2          Fifth Third Intermediate Bond Fund             Fifth Third Bond Fund
                    ("Intermediate Bond Fund")                     ("Bond Fund")

Proposal 3          Fifth Third U.S. Government Bond Fund          Fifth Third Bond Fund
                    ("U.S. Government Bond Fund")                  ("Bond Fund")

Proposal 4          Fifth Third Government Money Market Fund       Fifth Third Prime Money Market Fund
                    ("Government Money Market Fund")               ("Prime Money Market Fund")

Proposal 5          Fifth Third Balanced Fund                      Fifth Third Quality Growth Fund
                    ("Balanced Fund")                              ("Quality Growth Fund")


Technology Fund, Intermediate Bond Fund, U.S. Government Bond Fund, Government Money Market Fund and Balanced Fund shareholders of record on September 24, 2007 are entitled to receive notice of and to vote at the applicable Special Meeting.

PROPOSAL 1: This reorganization contemplates the transfer of all the assets and liabilities of the Technology Fund to the Mid Cap Growth Fund in exchange for shares of the Mid Cap Growth Fund. After the transfer, shares of the Mid Cap Growth Fund will be distributed to the shareholders of the Technology Fund pro rata, with each holder of Institutional, Advisor, Class A, Class B or Class C shares of the Technology Fund receiving Institutional, Advisor, Class A, Class B or Class C shares, respectively, of the Mid Cap Growth Fund in accordance with such shareholder's percentage ownership interest in such class of shares of the Technology Fund on the closing date of the reorganization. The Technology Fund will then be liquidated and dissolved.

PROPOSAL 2: This reorganization contemplates the transfer of all the assets and liabilities of each of the Intermediate Bond Fund to the Bond Fund in exchange for shares of the Bond Fund. After the transfer, shares of the Bond Fund will be distributed to the shareholders of the Intermediate Bond Fund pro rata, with each holder of Institutional, Advisor, Class A, Class B or Class C shares of the Intermediate Bond Fund receiving Institutional, Advisor, Class A, Class B or Class C shares, respectively, of the Bond Fund in accordance with such shareholder's percentage ownership interest in such class of shares of the Intermediate Bond Fund on the closing date of the reorganization. The Intermediate Bond Fund will then be liquidated and dissolved.


PROPOSAL 3: This reorganization contemplates the transfer of all the assets and liabilities of each of the U.S. Government Bond Fund to the Bond Fund in exchange for shares of the Bond Fund. After the transfer, shares of the Bond Fund will be distributed to the shareholders of the U.S. Government Bond Fund pro rata, with each holder of Institutional, Class A and Class C shares of the U.S. Government Bond Fund receiving Institutional, Class A or Class C shares, respectively, of the Bond Fund in accordance with such shareholder's percentage ownership interest in such class of shares of the U.S. Government Bond Fund on the closing date of the reorganization. The U.S. Government Bond Fund will then be liquidated and dissolved.


PROPOSAL 4: The reorganization contemplates the transfer of all the assets and liabilities of the Government Money Market Fund to the Prime Money Market Fund in exchange for shares of the Prime Money Market Fund. After the transfer, shares of the Prime Money Market Fund will be distributed to the shareholders of the Government Money Market Fund pro rata, with each holder of Institutional or Class A shares of the Government Money Market Fund receiving Institutional or Class A shares, respectively, of the Prime Money Market Fund in accordance with such shareholder's percentage ownership interest in such class of shares of the Government Money Market Fund on the closing date of the reorganization. The Government Money Market Fund will then be liquidated and dissolved.

PROPOSAL 5: The reorganization contemplates the transfer of all the assets and liabilities of the Balanced Fund to the Quality Growth Fund in exchange for shares of the Quality Growth Fund. After the transfer, shares of the Quality Growth Fund will be distributed to the shareholders of the Balanced Fund pro rata, with each holder of Institutional, Advisor, Class A, Class B or Class C shares of the Balanced Fund receiving Institutional, Advisor, Class A, Class B or Class C shares, respectively, of the Quality

Growth Fund in accordance with such shareholder's percentage ownership interest in such shares of the Balanced Fund on the closing date of the reorganization. The Balanced Fund will then be liquidated and dissolved.

The Technology Fund, Mid Cap Growth Fund, Intermediate Bond Fund, U.S. Government Bond Fund, Bond Fund, Government Money Market Fund, Prime Money Market Fund, Balanced Fund and Quality Growth Fund are each portfolios ("series") of Fifth Third Funds, which is a Massachusetts business trust and an open end management investment company consisting of 36 separate series, one of which is not currently offered to the public.

This Combined Prospectus/Proxy Statement explains concisely what you should know before investing in the Mid Cap Growth Fund, Bond Fund, Prime Money Market Fund or Quality Growth Fund. Please read it carefully and keep it for future reference.

The following documents have been filed with the Securities and Exchange Commission (the "SEC") and are incorporated into this Prospectus/Proxy Statement by reference:

      o Stock and Bond and Money Market Mutual Funds and Asset Allocation Funds Class A, Class B, Class C and Advisor Shares Prospectus of the Fifth Third Funds, dated November 29, 2006;

      o Stock and Bond Mutual Funds and Asset Allocation Funds Institutional Shares Prospectus of the Fifth Third Funds, dated November 29, 2006;

      o Money Market Mutual Funds Institutional Shares Prospectus of the Fifth Third Funds, dated November 29, 2006;

      o Combined Statement of Additional Information of the Fifth Third Funds, dated November 29, 2006, as amended;

      o     Fifth Third Funds' Annual Reports for the period ended July 31,
            2006;

      o Fifth Third Funds' Semi-Annual Reports for the period ended January 31, 2007.

In addition, a Statement of Additional Information dated September 28, 2007, relating to the Transaction described in this Combined Prospectus/Proxy Statement, has been filed with the Securities and Exchange Commission and is also incorporated by reference into this Combined Prospectus/Proxy Statement.

For a free copy of any of the documents listed above, call 1-800-282-5706 or write to Fifth Third Funds, 38 Fountain Square Plaza, Cincinnati, Ohio 45263.

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE FUND SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A FUND. YOUR INVESTMENT IN A FUND IS NOT A DEPOSIT OR AN OBLIGATION OF FIFTH THIRD BANK, ITS AFFILIATES, OR ANY BANK. IT IS NOT INSURED BY THE FDIC OR ANY GOVERNMENT AGENCY.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS COMBINED PROSPECTUS/PROXY STATEMENT IN CONNECTION WITH THE OFFERING MADE BY THIS COMBINED PROSPECTUS/PROXY STATEMENT AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY FIFTH THIRD FUNDS. THIS COMBINED PROSPECTUS/PROXY STATEMENT DOES NOT CONSTITUTE AN OFFERING BY FIFTH THIRD FUNDS IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

September 28, 2007

                                TABLE OF CONTENTS


I.     Proposal - Approval of Agreements and Plans of Reorganization...............................      7

II.    Fee Tables..................................................................................      8

III.   Synopsis....................................................................................     19

       a. Key Features of the Transaction..........................................................     19

       b. Comparison of Investment Objectives, Principal Investment Strategies and Policies........     19

IV.    Principal Risk Factors......................................................................     27

V.     Information about the Transaction...........................................................     30

VI.    Voting Information..........................................................................     38

VII.   Other Information...........................................................................     45

VIII.  Appendix A - Form of Agreement and Plan of Reorganization...................................     46

IX.    Appendix B - Information About the Acquiring Funds..........................................     52

X.     Appendix C - Ownership Information..........................................................     85

XI.    Appendix D - Financial Highlights...........................................................     87


                                    PROPOSAL

              TO APPROVE THE AGREEMENTS AND PLANS OF REORGANIZATION

At a meeting held on August 7, 2007, the Board of Trustees (the "Trustees") of Fifth Third Funds (the "Trust") unanimously approved Agreements and Plans of Reorganization (each a "Reorganization Agreement," and collectively the "Reorganization Agreements") pursuant to which each Acquired Fund would be merged with and into the corresponding Acquiring Fund, subject to the approval of such Acquired Fund's shareholders, on or about November 16, 2007 (the "Exchange Date"). On the Exchange Date, each Acquired Fund will transfer all of its assets and liabilities to the corresponding Acquiring Fund in exchange for Acquiring Fund shares having an aggregate net asset value equal to the aggregate value of the net assets acquired from the Acquired Fund. The assets and liabilities of the Acquired Funds and the Acquiring Funds will be valued as of the close of trading on the New York Stock Exchange on the business day preceding the Exchange Date. Following the transfer, each Acquired Fund will be dissolved and shares of the corresponding Acquiring Fund received by each Acquired Fund will be distributed to that Acquired Fund's shareholders in liquidation of such Acquired Fund. As a result of the proposed Transactions, shareholders of each Acquired Fund will receive a number of full and fractional shares equal in value at the date of the exchange to the value of the net assets of such Acquired Fund transferred to the corresponding Acquiring Fund attributable to the shareholder (based on the proportion of the outstanding shares of the Acquired Fund owned at the time by the shareholder). Acquired Fund shareholders will receive shares of the Acquiring Fund class (Advisor, Institutional, Class A, Class B or Class C, as applicable) that corresponds to the class of Acquired Fund shares that they hold (Advisor, Institutional, Class A, Class B or Class C, as applicable). It is expected that the Transactions will not result in any gain or loss for federal income tax purposes. However, the Transactions will end the tax year of the Acquired Funds, likely accelerating taxable distributions from the Acquired Funds to shareholders.

For the reasons set forth below under "Reasons for the Proposed Reorganizations," at a meeting held on August 7, 2007, the Trustees of the Trust, including those Trustees who are not "interested persons" of the Trust (the "Independent Trustees"), as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), unanimously concluded that participation in the proposed Transactions is in the best interests of each of the Acquiring Funds, each of the Acquired Funds and their respective shareholders.

In approving the Reorganization Agreements, the Trustees, who were represented by independent counsel, considered, among other factors: (i) any fees or expenses that will be borne directly or indirectly by the respective Funds in connection with the proposed merger; (ii) any effect of the proposed merger on the respective Funds' annual operating expenses and shareholder fees and services; (iii) any change in the respective Funds' investment objectives, restrictions and policies that will result from the merger; and (iv) any direct or indirect federal income tax consequences of the proposed merger to the Funds' shareholders. For more detail regarding the Trustees' considerations with respect to each Proposal, and about the other factors considered by the Trustees, please refer to the section below titled "Reasons for the Proposed Reorganizations."

Acquired Fund shareholders who do not wish to be reorganized into the respective Acquiring Fund and have their Acquired Fund shares exchanged for shares of the corresponding Acquiring Fund may redeem their shares prior to the consummation of the relevant Transaction. If you redeem your shares you may recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount that you receive for them.

                                   FEE TABLES


A fee table showing the current fees as of January 31, 2007 for each Fund, as well as the annualized pro forma combined fees assuming the effectiveness of the reorganization and after fee waivers and/or expense reimbursement, are set forth below.


TECHNOLOGY FUND


                                                           INSTITUTIONAL    CLASS A        CLASS B       CLASS C       ADVISOR
SHAREHOLDER FEES


Maximum sales charge imposed on purchases                       None         5.00%(1)(2)     None          None         3.25%(1)
Maximum deferred sales charge                                   None         None            5.00%(3)      1.00%(4)     None
Maximum sales charge imposed on reinvestment of dividends       None         None            None          None         None
Redemption fee                                                  None         None            None          None         None
Exchange fee                                                    None         None            None          None         None


ANNUAL FUND OPERATING EXPENSES

Management fees                                                 1.00%        1.00%           1.00%         1.00%        1.00%
Distribution (12b-1) fees                                       0.00%        0.25%           1.00%         0.75%        0.50%
Acquired fund fees and expenses                                 0.00%        0.00%           0.00%         0.00%        0.00%
Other expenses                                                  0.51%        0.51%           0.51%         0.76%        0.51%
                                                               ------       ------          ------        ------       ------
Total annual fund operating expenses                            1.51%        1.76%           2.51%         2.51%        2.01%
Fee Waiver and/or Expense Reimbursement                         0.00%        0.00%           0.00%         0.00%        0.00%
                                                               ------       ------          ------        ------       ------
Net expenses                                                    1.51%        1.76%           2.51%         2.51%        2.01%
                                                               ======       ======          ======        ======       ======


MID CAP GROWTH FUND


                                                           INSTITUTIONAL    CLASS A        CLASS B       CLASS C       ADVISOR
SHAREHOLDER FEES


Maximum sales charge imposed on purchases                       None         5.00%(1)(2)     None          None         3.25%(1)
Maximum deferred sales charge                                   None         None            5.00%(3)      1.00%(4)     None
Maximum sales charge imposed on reinvestment of dividends       None         None            None          None         None
Redemption fee                                                  None         None            None          None         None
Exchange fee                                                    None         None            None          None         None


ANNUAL FUND OPERATING EXPENSES

Management fees                                                 0.80%        0.80%           0.80%         0.80%        0.80%
Distribution (12b-1) fees                                       0.00%        0.25%           1.00%         0.75%        0.50%
Acquired fund fees and expenses                                 0.00%        0.00%           0.00%         0.00%        0.00%
Other expenses                                                  0.30%        0.30%           0.30%         0.55%        0.30%
                                                               ------       ------          ------        ------       ------
Total annual fund operating expenses                            1.10%        1.35%           2.10%         2.10%        1.60%
Fee Waiver and/or Expense Reimbursement                         0.00%        0.00%           0.00%         0.00%        0.00%
                                                               ------       ------          ------        ------       ------
Net expenses                                                    1.10%        1.35%           2.10%         2.10%        1.60%
                                                               ======       ======          ======        ======       ======


MID CAP GROWTH FUND - PRO FORMA COMBINED



                                                           INSTITUTIONAL    CLASS A        CLASS B       CLASS C       ADVISOR
SHAREHOLDER FEES

Maximum sales charge imposed on purchases                       None         5.00%(1)(2)     None          None         3.25%(1)
Maximum deferred sales charge                                   None         None            5.00%(3)      1.00%(4)     0.00%
Maximum sales charge imposed on reinvestment of dividends       None         None            None          None         None
Redemption fee                                                  None         None            None          None         None
Exchange fee                                                    None         None            None          None         None

ANNUAL FUND OPERATING EXPENSES

Management fees                                                 0.80%        0.80%           0.80%         0.80%        0.80%
Distribution (12b-1) fees                                       0.00%        0.25%           1.00%         0.75%        0.50%
Acquired fund fees and expenses                                 0.00%        0.00%           0.00%         0.00%        0.00%
Other expenses                                                  0.32%        0.32%           0.32%         0.57%        0.32%
                                                               ------       ------          ------        ------       ------
Total annual fund operating expenses                            1.12%        1.37%           2.12%         2.12%        1.62%
Fee Waiver and/or Expense Reimbursement(5)                     -0.03%       -0.03%          -0.03%        -0.03%       -0.03%
                                                               ------       ------          ------        ------       ------
Net expenses                                                    1.09%        1.34%           2.09%         2.09%        1.59%
                                                               ======       ======          ======        ======       ======


(1)   Lower sales charges are available depending upon the amount invested.

(2) For investments of $1 million or more, no sales charge apply; however, a contingent deferred sales charge ("CDSC") of 1% is applicable to redemptions within 18 months of purchase. See "Calculation of Sales Charges".

(3) 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

(4) The CDSC for Class C Shares of 1.00% applies to shares redeemed within the first year of purchase.

(5) The Fund's Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through November 28, 2008 to limit total annual fund operating expenses for the Mid Cap Growth Fund to: 1.09% for Institutional shares, 1.34% for Class A shares, 2.09% for Class B shares, 2.09% for Class C shares and 1.59% for Advisor Shares. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Mid Cap Growth Fund for the 13 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

INTERMEDIATE BOND FUND - ACQUIRED


                                                           INSTITUTIONAL    CLASS A        CLASS B       CLASS C       ADVISOR
SHAREHOLDER FEES


Maximum sales charge imposed on purchases                       None         3.50%(1)(2)     None          None         2.00%(1)
Maximum deferred sales charge                                   None         None            5.00%(3)      1.00%(4)     None
Maximum sales charge imposed on reinvestment of dividends       None         None            None          None         None
Redemption fee                                                  None         None            None          None         None
Exchange fee                                                    None         None            None          None         None


ANNUAL FUND OPERATING EXPENSES

Management fees                                                 0.55%        0.55%           0.55%         0.55%        0.55%
Distribution (12b-1) fees                                       0.00%        0.25%           1.00%         0.75%        0.50%
Acquired fund fees and expenses                                 0.00%        0.00%           0.00%         0.00%        0.00%
Other expenses                                                  0.29%        0.29%           0.29%         0.54%        0.29%
                                                               ------       ------          ------        ------       ------
Total annual fund operating expenses(5)                         0.84%        1.09%           1.84%(6)      1.84%        1.34%
                                                               ======       ======          ======        ======       ======




U.S. GOVERNMENT BOND FUND - ACQUIRED


                                                           INSTITUTIONAL    CLASS A        CLASS C
SHAREHOLDER FEES

Maximum sales charge imposed on purchases                       None         4.75%(1)(2)     None
Maximum deferred sales charge                                   None         None            1.00%(4)
Maximum sales charge imposed on reinvestment of dividends       None         None            None
Redemption fee                                                  None         None            None
Exchange fee                                                    None         None            None

ANNUAL FUND OPERATING EXPENSES

Management fees                                                 0.55%        0.55%           0.55%
Distribution (12b-1) fees                                       0.00%        0.25%           0.75%
Acquired fund fees and expenses                                 0.01%        0.01%           0.01%
Other expenses                                                  0.46%        0.46%           0.71%
                                                               ------       ------          ------
Total annual fund operating expenses(5)                         1.02%        1.27%           2.02%
                                                               ======       ======          ======




BOND FUND


                                                           INSTITUTIONAL    CLASS A        CLASS B       CLASS C       ADVISOR
SHAREHOLDER FEES

Maximum sales charge imposed on purchases                       None         4.75%(1)(2)     None          None         3.25%(1)
Maximum deferred sales charge                                   None         None            5.00%(3)      1.00%(4)     None
Maximum sales charge imposed on reinvestment of dividends       None         None            None          None         None
Redemption fee                                                  None         None            None          None         None
Exchange fee                                                    None         None            None          None         None

ANNUAL FUND OPERATING EXPENSES

Management fees                                                 0.60%        0.60%           0.60%         0.60%        0.60%
Distribution (12b-1) fees                                       0.00%        0.25%           1.00%         0.75%        0.50%
Acquired fund fees and expenses                                 0.00%        0.00%           0.00%         0.00%        0.00%
Other expenses                                                  0.32%        0.32%           0.32%         0.57%        0.32%
                                                               ------       ------          ------        ------       ------
Total annual fund operating expenses(5)                         0.92%        1.17%           1.92%         1.92%        1.42%
                                                               ======       ======          ======        ======       ======





BOND FUND - PRO FORMA COMBINED

BOND FUND ACQUIRES INTERMEDIATE BOND FUND

BOND FUND ACQUIRES BOTH THE INTERMEDIATE BOND FUND AND U.S. GOVERNMENT BOND FUND




                                                           INSTITUTIONAL    CLASS A        CLASS B       CLASS C       ADVISOR
SHAREHOLDER FEES


Maximum sales charge imposed on purchases                       None         4.75%(1)(2)     None          None         3.25%(1)
Maximum deferred sales charge                                   None         None            5.00%(3)      1.00%(4)     None
Maximum sales charge imposed on reinvestment of dividends       None         None            None          None         None
Redemption fee                                                  None         None            None          None         None
Exchange fee                                                    None         None            None          None         None


ANNUAL FUND OPERATING EXPENSES

Management fees                                                 0.60%        0.60%           0.60%         0.60%        0.60%
Distribution (12b-1) fees                                       0.00%        0.25%           1.00%         0.75%        0.50%
Acquired fund fees and expenses                                 0.00%        0.00%           0.00%         0.00%        0.00%
Other expenses                                                  0.30%        0.30%           0.30%         0.55%        0.30%
                                                               ------       ------          ------        ------       ------
Total annual fund operating expenses                            0.90%        1.15%           1.90%         1.90%        1.40%

Fee Waiver and/or Expense Reimbursement(6)                     -0.22%       -0.22%          -0.22%        -0.22%       -0.22%

                                                               ------       ------          ------        ------       ------
Net expenses                                                    0.68%        0.93%           1.68%         1.68%        1.18%
                                                               ======       ======          ======        ======       ======


BOND FUND - PRO FORMA COMBINED

BOND FUND ACQUIRES U.S. GOVERNMENT BOND FUND


                                                           INSTITUTIONAL    CLASS A        CLASS B       CLASS C       ADVISOR
SHAREHOLDER FEES


Maximum sales charge imposed on purchases                       None         4.75%(1)(2)     None          None         3.25%(1)
Maximum deferred sales charge                                   None         None            5.00%(3)      1.00%(4)     None
Maximum sales charge imposed on reinvestment of dividends       None         None            None          None         None
Redemption fee                                                  None         None            None          None         None
Exchange fee                                                    None         None            None          None         None


ANNUAL FUND OPERATING EXPENSES

Management fees                                                 0.60%        0.60%           0.60%         0.60%        0.60%
Distribution (12b-1) fees                                       0.00%        0.25%           1.00%         0.75%        0.50%
Acquired fund fees and expenses                                 0.00%        0.00%           0.00%         0.00%        0.00%
Other expenses                                                  0.33%        0.33%           0.33%         0.58%        0.33%
                                                               ------       ------          ------        ------       ------
Total annual fund operating expenses                            0.93%        1.18%           1.93%         1.93%        1.43%

Fee Waiver and/or Expense Reimbursement(6)                     -0.25%       -0.25%          -0.25%        -0.25%       -0.25%

                                                               ------       ------          ------        ------       ------
Net expenses                                                    0.68%        0.93%           1.68%         1.68%        1.18%
                                                               ======       ======          ======        ======       ======


(1)  Lower sales charges are available depending upon the amount invested.

(2) For investments of $1 million or more, no sales charge apply; however, a contingent deferred sales charge ("CDSC") of 1% is applicable to redemptions within 18 months of purchase. See "Calculation of Sales Charges".

(3) 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

(4) The CDSC for Class C Shares of 1.00% applies to shares redeemed within the first year of purchase.


(5) The Funds' Advisor and Administrator have voluntarily agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Intermediate Bond Fund to: 0.70% for Institutional shares , 0.95% for Class A shares, 1.70% for Class B shares, 1.70% for Class C shares and 1.20% for Advisor Shares, for the U.S. Government Bond Fund to: 0.69% for Institutional shares, 0.94% for Class A shares and 1.69% for Class C shares and for the Bond Fund to: 0.72% for Institutional shares, 0.97% for Class A shares, 1.72% for Class B shares, 1.72% for Class C shares and 1.22% for Advisor Shares. These waivers and expense reimbursements may be discontinued at any time.

(6) If the merger is approved, the fee waiver and expense reimbursement would contractually cap total operating expenses through November 30, 2008 of the Bond Fund at 0.68% for Institutional shares, at 1.18% for Advisor shares, at 0.93% for Class A shares, and at 1.68% for Class B and Class C shares.

GOVERNMENT MONEY MARKET FUND


                                                           INSTITUTIONAL    CLASS A
SHAREHOLDER FEES

Maximum sales charge imposed on purchases                       None         None
Maximum deferred sales charge                                   None         None
Maximum sales charge imposed on reinvestment of dividends       None         None
Redemption fee                                                  None         None
Exchange fee                                                    None         None

ANNUAL FUND OPERATING EXPENSES

Management fees                                                 0.40%        0.40%
Distribution (12b-1) fees                                       0.00%        0.25%
Acquired fund fees and expenses                                 0.00%        0.00%
Other expenses                                                  0.28%        0.18%
                                                               ------       ------
Total annual fund operating expenses(1)                         0.68%        0.83%
Fee Waiver and/or Expense Reimbursement                         0.00%        0.00%
                                                               ------       ------
Net expenses                                                    0.68%        0.83%
                                                               ======       ======



PRIME MONEY MARKET FUND - ACQUIRING


                                                           INSTITUTIONAL    CLASS A        CLASS B       CLASS C       ADVISOR
SHAREHOLDER FEES

Maximum sales charge imposed on purchases                       None         None            None          None         None
Maximum deferred sales charge                                   None         None            5.00%(2)      1.00%(3)     None
Maximum sales charge imposed on reinvestment of dividends       None         None            None          None         None
Redemption fee                                                  None         None            None          None         None
Exchange fee                                                    None         None            None          None         None

ANNUAL FUND OPERATING EXPENSES

Management fees                                                 0.40%        0.40%           0.40%         0.40%        0.40%
Distribution (12b-1) fees                                       0.00%        0.25%           1.00%         0.75%        0.50%
Acquired fund fees and expenses                                 0.00%        0.00%           0.00%         0.00%        0.00%
Other expenses                                                  0.27%        0.27%           0.27%         0.52%        0.27%
                                                               ------       ------          ------        ------       ------
Total annual fund operating expenses                            0.67%        0.92%           1.67%         1.67%        1.17%
Fee Waiver and/or Expense Reimbursement(4)                     -0.13%       -0.13%          -0.13%        -0.13%       -0.13%
                                                               ------       ------          ------        ------       ------
Net expenses                                                    0.54%        0.79%           1.54%         1.54%        1.04%
                                                               ======       ======          ======        ======       ======


PRIME MONEY MARKET FUND - PRO FORMA COMBINED


                                                           INSTITUTIONAL    CLASS A        CLASS B       CLASS C       ADVISOR
SHAREHOLDER FEES

Maximum sales charge imposed on purchases                       None         None            None          None         None
Maximum deferred sales charge                                   None         None            5.00%(2)      1.00%(3)     None
Maximum sales charge imposed on reinvestment of dividends       None         None            None          None         None
Redemption fee                                                  None         None            None          None         None
Exchange fee                                                    None         None            None          None         None

ANNUAL FUND OPERATING EXPENSES

Management fees                                                 0.40%        0.40%           0.40%         0.40%        0.40%
Distribution (12b-1) fees                                       0.00%        0.25%           1.00%         0.75%        0.50%
Acquired fund fees and expenses                                 0.00%        0.00%           0.00%         0.00%        0.00%
Other expenses                                                  0.27%        0.27%           0.27%         0.52%        0.27%
                                                               ------       ------          ------        ------       ------
Total annual fund operating expenses                            0.67%        0.92%           1.67%         1.67%        1.17%
Fee Waiver and/or Expense Reimbursement(4)                     -0.13%       -0.13%          -0.13%        -0.13%       -0.13%
                                                               ------       ------          ------        ------       ------
Net expenses                                                    0.54%        0.79%           1.54%         1.54%        1.04%
                                                               ======       ======          ======        ======       ======


(1) The Fund's Advisor, Distributor and Administrator have voluntarily agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Government Money Market Fund to: 0.58% for Institutional shares and 0.73% for Class A shares. These waivers and/or expense reimbursements may be discontinued at any time.

(2) 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

(3) The contingent deferred sales charge (CDSC) for Class C Shares of 1.00% applies to shares redeemed within the first year of purchase.

(4) The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through November 28, 2008 to limit total annual fund operating expenses for the Prime Money Market Fund to: 0.54% for Institutional shares and, 0.79% for Class A shares, 1.54% for Class B shares, 1.54% for Class C shares and 1.04% for Advisor shares. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Fund for the 13 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund exceeding the expense limitation described herein.


BALANCED FUND

                                                           INSTITUTIONAL    CLASS A        CLASS B       CLASS C       ADVISOR
SHAREHOLDER FEES

Maximum sales charge imposed on purchases                       None         5.00%(1)(2)     None          None         3.25%(1)
Maximum deferred sales charge                                   None         None            5.00%(3)      1.00%(4)     None
Maximum sales charge imposed on reinvestment of dividends       None         None            None          None         None
Redemption fee                                                  None         None            None          None         None
Exchange fee                                                    None         None            None          None         None

ANNUAL FUND OPERATING EXPENSES

Management fees                                                 0.80%        0.80%           0.80%         0.80%        0.80%
Distribution (12b-1) fees                                       0.00%        0.25%           1.00%         0.75%        0.50%
Acquired fund fees and expenses                                 0.00%        0.00%           0.00%         0.00%        0.00%
Other expenses                                                  0.49%        0.49%           0.49%         0.74%        0.49%
                                                               ------       ------          ------        ------       ------
Total annual fund operating expenses(5)                         1.29%        1.54%           2.29%         2.29%        1.79%
Fee Waiver and/or Expense Reimbursement                         0.00%        0.00%           0.00%         0.00%        0.00%
                                                               ------       ------          ------        ------       ------
Net expenses                                                    1.29%        1.54%           2.29%         2.29%        1.79%
                                                               ======       ======          ======        ======       ======


QUALITY GROWTH FUND


                                                           INSTITUTIONAL    CLASS A        CLASS B       CLASS C       ADVISOR
SHAREHOLDER FEES

Maximum sales charge imposed on purchases                       None         5.00%(1)(2)     None          None         3.25%(1)
Maximum deferred sales charge                                   None         None            5.00%(3)      1.00%(4)     None
Maximum sales charge imposed on reinvestment of dividends       None         None            None          None         None
Redemption fee                                                  None         None            None          None         None
Exchange fee                                                    None         None            None          None         None

ANNUAL FUND OPERATING EXPENSES

Management fees                                                 0.80%        0.80%           0.80%         0.80%        0.80%
Distribution (12b-1) fees                                       0.00%        0.25%           1.00%         0.75%        0.50%
Acquired fund fees and expenses                                 0.00%        0.00%           0.00%         0.00%        0.00%
Other expenses                                                  0.29%        0.29%           0.29%         0.54%        0.29%
                                                               ------       ------          ------        ------       ------
Total annual fund operating expenses                            1.09%        1.34%           2.09%         2.09%        1.59%
Fee Waiver and/or Expense Reimbursement(6)                     -0.02%       -0.02%          -0.02%        -0.02%       -0.02%
                                                               ------       ------          ------        ------       ------
Net expenses                                                    1.07%        1.32%           2.07%         2.07%        1.57%
                                                               ======       ======          ======        ======       ======


QUALITY GROWTH FUND - PRO FORMA COMBINED



                                                           INSTITUTIONAL    CLASS A        CLASS B       CLASS C       ADVISOR
SHAREHOLDER FEES

Maximum sales charge imposed on purchases                       None         5.00%(1)(2)     None          None         3.25%(1)
Maximum deferred sales charge                                   None         None            5.00%(3)      1.00%(4)     None
Maximum sales charge imposed on reinvestment of dividends       None         None            None          None         None
Redemption fee                                                  None         None            None          None         None
Exchange fee                                                    None         None            None          None         None

ANNUAL FUND OPERATING EXPENSES

Management fees                                                 0.80%        0.80%           0.80%         0.80%        0.80%
Distribution (12b-1) fees                                       0.00%        0.25%           1.00%         0.75%        0.50%
Acquired fund fees and expenses                                 0.00%        0.00%           0.00%         0.00%        0.00%
Other expenses                                                  0.30%        0.30%           0.30%         0.55%        0.30%
                                                               ------       ------          ------        ------       ------
Total annual fund operating expenses                            1.10%        1.35%           2.10%         2.10%        1.60%

Fee Waiver and/or Expense Reimbursement(6)                     -0.03%       -0.03%          -0.03%        -0.03%       -0.03%

                                                               ------       ------          ------        ------       ------
Net expenses                                                    1.07%        1.32%           2.07%         2.07%        1.57%
                                                               ======       ======          ======        ======       ======


(1)   Lower sales charges are available depending upon the amount invested.

(2) For investments of $1 million or more, no sales charge apply; however, a contingent deferred sales charge ("CDSC") of 1% is applicable to redemptions within 18 months of purchase. See "Calculation of Sales Charges".

(3) 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

(4) The CDSC for Class C Shares of 1.00% applies to shares redeemed within the first year of purchase.


(5) The Fund's Advisor and Administrator have voluntarily agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Balanced Fund to: 0.96% for Institutional shares, 1.21% for Class A shares, 1.96% for Class B shares, 1.96% for Class C shares and 1.46% for Advisor shares. These waivers and/or expense reimbursements may be discontinued at any time.

(6) The Fund's Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through November 28, 2008 to limit total annual fund operating expenses for the Quality Growth Fund to: 1.07% for Institutional shares, 1.32% for Class A shares, 2.07% for Class B shares, 2.07% for Class C shares and 1.57% for Advisor Shares. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Quality Growth Fund for the 13 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.


EXPENSE EXAMPLE: Use the tables below to compare fees and expenses of each Acquired Fund with those of the corresponding Acquiring Fund and with those of the combined fund, which assumes the consummation of the proposed transactions. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Because these examples are hypothetical and for comparison only, your actual costs may be different.

TECHNOLOGY FUND


                                                           INSTITUTIONAL  CLASS A     CLASS B     CLASS C     ADVISOR
ASSUMING REDEMPTION

1 Year                                                        $  154       $  670      $  754      $  354      $  522
3 Years                                                       $  478       $1,026      $1,081      $  781      $  934
5 Years                                                       $  824       $1,406      $1,535      $1,335      $1,372
10 Years                                                      $1,801       $2,468      $2,662      $2,845      $2,587

ASSUMING NO REDEMPTION

1 Year                                                        $  154       $  670      $  254      $  254      $  522
3 Years                                                       $  478       $1,026      $  781      $  781      $  934
5 Years                                                       $  824       $1,406      $1,335      $1,335      $1,372
10 Years                                                      $1,801       $2,468      $2,662      $2,845      $2,587


MID CAP GROWTH FUND


                                                           INSTITUTIONAL   CLASS A    CLASS B     CLASS C     ADVISOR
ASSUMING REDEMPTION

1 Year                                                        $  112       $  631      $  713      $  313      $  482
3 Years                                                       $  350       $  906      $  958      $  658      $  813
5 Years                                                       $  607       $1,202      $1,329      $1,129      $1,167
10 Years                                                      $1,341       $2,042      $2,240      $2,432      $2,163

ASSUMING NO REDEMPTION

1 Year                                                        $  112       $  631      $  213      $  213      $  482
3 Years                                                       $  350       $  906      $  658      $  658      $  813
5 Years                                                       $  607       $1,202      $1,129      $1,129      $1,167
10 Years                                                      $1,341       $2,042      $2,240      $2,432      $2,163


MID CAP GROWTH FUND - PRO FORMA - COMBINED


                                                           INSTITUTIONAL   CLASS A     CLASS B     CLASS C     ADVISOR
ASSUMING REDEMPTION

1 Year                                                        $  111       $  630      $  712      $  312      $  481
3 Years                                                       $  353       $  909      $  961      $  661      $  816
5 Years                                                       $  614       $1,210      $1,336      $1,136      $1,174
10 Years                                                      $1,361       $2,061      $2,257      $2,449      $2,181
ASSUMING NO REDEMPTION

1 Year                                                        $  111       $  630      $  212      $  212      $  481
3 Years                                                       $  353       $  909      $  661      $  661      $  816
5 Years                                                       $  614       $1,210      $1,136      $1,136      $1,174
10 Years                                                      $1,361       $2,061      $2,257      $2,449      $2,181




INTERMEDIATE BOND FUND

ASSUMING REDEMPTION                                        INSTITUTIONAL   CLASS A     CLASS B     CLASS C     ADVISOR
1 Year                                                        $   86       $  581      $  687      $  287      $  457
3 Years                                                       $  268       $  805      $  879      $  579      $  736
5 Years                                                       $  466       $1,047      $1,196      $  996      $1,035
10 Years                                                      $1,038       $1,739      $1,962      $2,158      $1,885

ASSUMING NO REDEMPTION

1 Year                                                        $   72       $  581      $  187      $  187      $  457
3 Years                                                       $  254       $  805      $  579      $  579      $  736
5 Years                                                       $  452       $1,047      $  996      $  996      $1,035
10 Years                                                      $1,024       $1,739      $1,962      $2,158      $1,885




U.S. GOVERNMENT BOND FUND

ASSUMING REDEMPTION                                        INSTITUTIONAL   CLASS A     CLASS C
1 Year                                                        $  104       $  598      $  305
3 Years                                                       $  324       $  859      $  633
5 Years                                                       $  563       $1,140      $1,088
10 Years                                                      $1,247       $1,937      $2,348

ASSUMING NO REDEMPTION

1 Year                                                        $  104       $  598      $  205
3 Years                                                       $  324       $  859      $  633
5 Years                                                       $  563       $1,140      $1,088
10 Years                                                      $1,247       $1,937      $2,348


BOND FUND



ASSUMING REDEMPTION                                        INSTITUTIONAL   CLASS A    CLASS B     CLASS C      ADVISOR
1 Year                                                        $   94       $  589      $  695      $  295      $  465
3 Years                                                       $  294       $  829      $  903      $  603      $  760
5 Years                                                       $  510       $1,088      $1,237      $1,037      $1,076
10 Years                                                      $1,132       $1,827      $2,049      $2,243      $1,972

ASSUMING NO REDEMPTION

1 Year                                                        $   94       $  589      $  195      $  195      $  465
3 Years                                                       $  294       $  829      $  603      $  603      $  760
5 Years                                                       $  510       $1,088      $1,037      $1,037      $1,076
10 Years                                                      $1,132       $1,827      $2,049      $2,243      $1,972


BOND FUND - PRO FORMA COMBINED


BOND FUND ACQUIRES INTERMEDIATE BOND FUND

BOND FUND ACQUIRES BOTH THE INTERMEDIATE BOND FUND AND U.S. GOVERNMENT BOND FUND

ASSUMING REDEMPTION                                        INSTITUTIONAL   CLASS A     CLASS B     CLASS C     ADVISOR
1 Year                                                        $   69       $  565      $  671      $  271      $  441
3 Years                                                       $  265       $  802      $  876      $  576      $  732
5 Years                                                       $  477       $1,057      $1,206      $1,006      $1,045
10 Years                                                      $1,088       $1,786      $2,008      $2,204      $1,931

ASSUMING NO REDEMPTION

1 Year                                                        $   69       $  565      $  171      $  171      $  441
3 Years                                                       $  265       $  802      $  576      $  576      $  732
5 Years                                                       $  477       $1,057      $1,006      $1,006      $1,045
10 Years                                                      $1,088       $1,786      $2,008      $2,204      $1,931


BOND FUND - PRO FORMA COMBINED



BOND FUND ACQUIRES U.S. GOVERNMENT BOND FUND

                                                           INSTITUTIONAL   CLASS A     CLASS B     CLASS C     ADVISOR
EXAMPLE
ASSUMING REDEMPTION

1 Year                                                        $   69       $  565      $  671      $  271      $  441
3 Years                                                       $  271       $  808      $  882      $  582      $  738
5 Years                                                       $  490       $1,069      $1,219      $1,019      $1,057
10 Years                                                      $1,120       $1,816      $2,039      $2,234      $1,960

ASSUMING NO REDEMPTION

1 Year                                                        $   69       $  565      $  171      $  171      $  441
3 Years                                                       $  271       $  808      $  582      $  582      $  738
5 Years                                                       $  490       $1,069      $1,019      $1,019      $1,057
10 Years                                                      $1,120       $1,816      $2,039      $2,234      $1,960




GOVERNMENT MONEY MARKET FUND

                                                           INSTITUTIONAL   CLASS A
ASSUMING NO REDEMPTION

1 Year                                                        $   69       $   85
3 Years                                                       $  217       $  265
5 Years                                                       $  378       $  461
10 Years                                                      $  846       $1,025




PRIME MONEY MARKET FUND - AQUIRING & PRO FORMA - COMBINED

                                                           INSTITUTIONAL   CLASS A    CLASS B     CLASS C     ADVISOR
ASSUMING REDEMPTION

1 Year                                                        $   55       $   81      $  657      $  257      $  106
3 Years                                                       $  202       $  281      $  815      $  515      $  359
5 Years                                                       $  361       $  497      $1,097      $  897      $  632
10 Years                                                      $  822       $1,119      $1,767      $1,967      $1,409

ASSUMING NO REDEMPTION

1 Year                                                        $   55       $   81      $  157      $  157      $  106
3 Years                                                       $  202       $  281      $  515      $  515      $  359
5 Years                                                       $  361       $  497      $  897      $  897      $  632
10 Years                                                      $  822       $1,119      $1,767      $1,967      $1,409





BALANCED FUND
                                                           INSTITUTIONAL   CLASS A     CLASS B     CLASS C     ADVISOR
ASSUMING REDEMPTION

1 Year                                                        $  131       $  649      $  732      $  332      $  501
3 Years                                                       $  408       $  962      $1,015      $  715      $  870
5 Years                                                       $  707       $1,298      $1,424      $1,224      $1,263
10 Years                                                      $1,556       $2,243      $2,437      $2,624      $2,363

ASSUMING NO REDEMPTION

1 Year                                                        $  131       $  649      $  232      $  232      $  501
3 Years                                                       $  408       $  962      $  715      $  715      $  870
5 Years                                                       $  707       $1,298      $1,224      $1,224      $1,263
10 Years                                                      $1,556       $2,243      $2,437      $2,624      $2,363




QUALITY GROWTH FUND
                                                           INSTITUTIONAL   CLASS A     CLASS B     CLASS C     ADVISOR
ASSUMING REDEMPTION

1 Year                                                        $  109       $  628      $  710      $  310      $  480
3 Years                                                       $  344       $  901      $  953      $  653      $  809
5 Years                                                       $  599       $1,195      $1,322      $1,122      $1,161
10 Years                                                      $1,327       $2,030      $2,228      $2,420      $2,152

ASSUMING NO REDEMPTION

1 Year                                                        $  109       $  628      $  210      $  210      $  480
3 Years                                                       $  344       $  901      $  653      $  653      $  809
5 Years                                                       $  599       $1,195      $1,122      $1,122      $1,161
10 Years                                                      $1,327       $2,030      $2,228      $2,420      $2,152


QUALITY GROWTH FUND - PRO FORMA COMBINED



                                                           INSTITUTIONAL   CLASS A     CLASS B     CLASS C     ADVISOR
ASSUMING REDEMPTION

1 Year                                                        $  109       $  628      $  710      $  310      $  480
3 Years                                                       $  347       $  903      $  955      $  655      $  811
5 Years                                                       $  604       $1,199      $1,326      $1,126      $1,165
10 Years                                                      $1,338       $2,039      $2,237      $2,429      $2,161

ASSUMING NO REDEMPTION

1 Year                                                        $  109       $  628      $  210      $  210      $  480
3 Years                                                       $  347       $  903      $  655      $  655      $  811
5 Years                                                       $  604       $1,199      $1,126      $1,126      $1,165
10 Years                                                      $1,338       $2,039      $2,237      $2,429      $2,161


                                    SYNOPSIS


SUMMARY.

The following is a synopsis of information relating to each proposed transaction contemplated by the Reorganization Agreements (the "Transactions") and the corresponding Acquired Funds and Acquiring Funds. This synopsis is qualified by reference to the disclosure contained in this Combined Prospectus/Proxy Statement, the Fifth Third Funds' Statement of Additional Information, and the Appendices attached hereto.

KEY FEATURES OF THE TRANSACTIONS.

The shareholders of each Acquired Fund are being asked to approve Reorganization Agreements with respect to the Acquired Fund in which they hold shares. Reorganization Agreements were adopted by the Trustees at a special meeting convened on August 7, 2007. A form of the Reorganization Agreement is attached to this Combined Prospectus/Proxy Statement as Appendix A. Each Reorganization Agreement provides for the transfer of all of the assets of the relevant Acquired Fund into the corresponding Acquiring Fund. In exchange, the Acquiring Fund will assume all of the liabilities of the Acquired Fund and, based on the value of the net assets of the Acquired Fund and the net asset value per share of the Acquiring Fund, will transfer to the Acquired Funds a number of full and fractional shares of the designated class of the Acquiring Fund. After receipt of the Acquiring Fund's shares, the corresponding Acquired Fund will dissolve, distributing such shares to its shareholders in complete liquidation, and the Acquired Fund will be terminated.

It is anticipated that, prior to the Exchange Date, each Acquired Fund will declare a distribution to its shareholders which, together with all previous distributions, will have the effect of distributing to its shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid), if any, and net realized capital gains, if any, through the Exchange Date (after reductions for any capital loss carryforward).

At a meeting held on August 7, 2007, the Trustees, including the Independent Trustees, voted unanimously to approve the proposed Transactions with respect to each Acquired Fund, subject to approval of a majority of shareholders of the respective Acquired Funds. The Trustees also voted to recommend that the shareholders of each Acquired Fund vote to approve the Transaction with respect to such Fund. Approval of each Transaction requires the affirmative vote of a majority of votes cast by the outstanding shares of the corresponding Acquired Fund.

A shareholder of an Acquired Fund objecting to a proposed Transaction is not entitled, under either Massachusetts law or Fifth Third Funds' Declaration of Trust, to demand payment for, or an appraisal of, his or her particular shares if the Transactions are consummated over his or her objection. However, shares of each Acquired Fund are redeemable for cash at their net asset value, as described in Appendix B. If you redeem your shares, you may recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount that you receive for them.


In the event that a proposal is not approved by an Acquired Fund's shareholders, such Acquired Fund will continue to be managed as a separate Fund in accordance with its current investment objectives and policies, and the Trustees may consider alternatives in the best interests of the shareholders of such Fund. NO TRANSACTION IS CONTINGENT ON THE APPROVAL OF ANY OTHER TRANSACTION. If approval of a Proposal is obtained, the reorganization of the corresponding Acquired Fund will be consummated as described in Appendix A.


The proposed Transactions may result in higher than normal portfolio turnover, which may result in the Funds realizing greater short-term capital gains, distributions of which are taxable to shareholders as ordinary income.

COMPARISON OF INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND POLICIES OF THE ACQUIRED AND ACQUIRING FUNDS.

Following is a brief comparison of the investment objectives, principal investment strategies and policies of each Acquired Fund and the corresponding Acquiring Fund. The following discussion is qualified by reference to the disclosure on such subjects contained in this Combined Prospectus/Proxy Statement, the Fifth Third Funds' Statement of Additional Information, and the Appendices attached hereto. For a full and detailed description of permitted investments, see such applicable documents.

                                   PROPOSAL 1:

       REORGANIZATION OF THE TECHNOLOGY FUND INTO THE MID CAP GROWTH FUND

INVESTMENT OBJECTIVE.

The investment objectives of the Funds are fundamental and may not be changed without the approval of the majority of fund shareholders.



                      TECHNOLOGY FUND                                                  MID CAP GROWTH FUND
                      ---------------                                                  -------------------
The Technology Fund seeks long-term capital appreciation.           The Mid Cap Growth Fund seeks capital growth, with income
                                                                    as a secondary objective.



PRINCIPAL INVESTMENT STRATEGIES.


While the principal investment strategies of the Technology Fund and the Mid Cap Growth Fund have some similarities, a major difference is that the Technology Fund concentrates its investments in technology companies, whereas the Mid Cap Growth Fund does not concentrate its investments in a particular industry.

In managing the Technology Fund, the Advisor generally looks for established companies that appear poised to grow because of new products, technology or management, as well as new companies that are in the developmental stage. In managing the Mid Cap Growth Fund, the Advisor generally considers the same factors as considered in the Technology Fund in conducting its fundamental analysis of financial statements.

The Mid Cap Growth Fund seeks income as a secondary investment objective. To achieve this objective, the Fund relies on dividend and interest income. Income is not an objective of the Technology Fund.

The market capitalization range of the companies in which the Technology Fund invests is from approximately $1 billion to over $200 billion. The average market capitalization of the companies in which the Technology Fund invested as of June 30, 2007 was $23.8 billion. The Technology Fund may invest in companies of any size, including small, high growth companies, and may invest in companies whose shares are being offered for the first time.

As of August 31, 2007, the market capitalization range of the Russell MidCap Growth Index was $1.16 billion to $22.735 billion. The average market capitalization of the companies in which the Mid Cap Growth Fund invested as of June 30, 2007 was $8.1 billion. The Mid Cap Growth Fund invests at least 80% of its net assets in mid cap companies, which are defined as companies included in the Russell MidCap Growth Index and companies with similar market capitalizations.

The chart below further compares the principal investment strategies of the Funds. For more information on the principal investment strategies of the Mid Cap Growth Fund, see Appendix B.


                      TECHNOLOGY FUND                                                   MID CAP GROWTH FUND
                      ---------------                                                   -------------------
o  Under normal circumstances, the Fund invests at least 80%        o  Under normal circumstances, the Fund invests at least
   of its assets in the equity securities of technology                80% of its assets in common stocks of mid cap
   companies.                                                          companies, defined as those companies included in the
                                                                       Russell MidCap Growth Index and companies with similar
o  The technology companies in which the Fund typically                market capitalizations.
   invests include U.S., and, to a lesser extent, foreign
   companies.                                                       o  To achieve its secondary objective of income, the
                                                                       Fund relies on dividend and interest income. The Fund
o  The Fund generally takes a growth approach to selecting             may invest up to 20% of its assets in common stocks of
   stocks, looking for established companies that appear               large cap companies (many of which pay dividends),
   poised to grow because of new products, technology or               small cap companies, convertible securities and debt
   management, as well as new companies that are in the                securities that pay interest.
   developmental stage. Factors in identifying these
   companies include the quality of the management,                 o  The Fund seeks to outperform the Russell MidCap Growth
   financial strength, a strong position relative to                   Index over rolling five-year periods.
   competitors and a stock price that appears reasonable
   relative to its expected growth rate.                            o  The Advisor uses a combination of fundamental,
                                                                       momentum and valuation-based disciplines for portfolio
o  The Fund may invest in companies of any size, including             construction, with a particular focus on balance
   small, high-growth companies and also may invest in                 sheets. Quantitative analysis is used to identify
   companies whose shares are being, or recently have been,            stocks the Advisor believes have above-average growth
   offered to the public for the first time.                           and strong balance sheets. Factors considered include
                                                                       returns on assets, price to earnings per share, price
o  The Advisor may consider selling one of the Fund's                  to cash flow, and earnings per share growth. The
   holdings when a deterioration in a company's strategic              Advisor uses a fundamental analysis of financial
   position or growth prospects is detected, an individual             statements to look for companies that, in its opinion,
   security comprises too large of a position in the                   have stock prices that do not accurately reflect cash
   portfolio, a company's valuations are no longer                     flows, tangible assets or management skills.
   attractive, or a better opportunity arises.
                                                                    o  The Advisor also utilizes a strict sell discipline and
o  When the Advisor believes that market conditions warrant            may consider selling a security when:
   a temporary defensive posture, the Fund may invest up               it becomes overvalued or less attractive; there is
   to 100% of its assets in high-quality, short-term debt              deterioration in a company's fundamentals, management,
   securities and money market instruments.                            or financial reporting; one Fund's holdings has
                                                                       exceeded the Advisor's position weighting; or a
                                                                       company's relative strength falls below the advisor's
                                                                       target.

                                                                    o  The Advisor will look to manage risk through several
                                                                       strategies, which will typically include maintaining
                                                                       minimum and maximum sector position weightings relative
                                                                       to the Russell MidCap Growth Index and monitoring risk
                                                                       statistics relative to the Russell MidCap Growth Index.

                                                                    o  When the Advisor believes that market conditions
                                                                       warrant a temporary defensive posture, the Fund may
                                                                       invest up to 100% of its assets in high-quality,
                                                                       short-term debt securities and money market instruments.


                                   PROPOSAL 2:

         REORGANIZATION OF THE INTERMEDIATE BOND FUND INTO THE BOND FUND

INVESTMENT OBJECTIVE.

The investment objectives of the Funds are fundamental and may not be changed without the approval of the majority of fund shareholders.


                   INTERMEDIATE BOND FUND                                                    BOND FUND
                   ----------------------                                                    ---------
The Intermediate Bond Fund seeks a high level of current            The Bond Fund seeks a high level of current income, with
income.                                                             capital growth as a secondary objective.


PRINCIPAL INVESTMENT STRATEGIES.


The principal investment strategies of the Intermediate Bond Fund and the Bond Fund are similar in that both Funds invest in investment grade bonds, including U.S. Government bonds, and both Funds also may invest up to 20% of their respective assets in other securities, such as in high-yield securities, foreign bonds, and money market instruments. In selecting securities, the Advisor considers identical factors.

The Intermediate Bond Fund strives to manage its portfolio so that it receives a fairly consistent level of income regardless of fluctuations in interest rates. Additionally, the Fund may seek some capital appreciation, especially when bond prices are rising, if the Advisor believes the Fund can realize such appreciation without foregoing its objective of high current income. In selecting securities, the Advisor seeks to buy fixed-income securities that meet or exceed its credit standards having an investment grade of BBB (S&P) and higher, that offer competitive income and potential price appreciation, and that have maturities typically from three to 10 years.

In contrast, capital growth is a secondary objective of the Bond Fund, and the Fund is managed for growth of capital, but with less volatility than a bond fund investing in lower quality securities. In selecting bond securities, the Advisor considers, among other things, the remaining maturity, the state interest rate, the price of the security, the financial conditions of the issuer, and the issuer's prospects for long-term growth of earnings and revenues.

The chart below further compares the principal investment strategies of the Funds. For more information on the principal investment strategies of the Bond Fund, see Appendix B.


                   INTERMEDIATE BOND FUND                                                    BOND FUND
                   ----------------------                                                    ---------
o  The Fund invests at least 80% of its assets in bonds             o  The Fund invests at least 80% of its assets in bonds
   under normal market circumstances. The Fund typically               under normal market circumstances. The bonds in which
   invests in the following types of investment-grade bonds:           the Fund invests may include U.S. Government securities
   corporate securities, asset-backed securities,                      and corporate debt securities (rated investment grade),
   mortgage-backed securities, and U.S. Government                     including mortgage-backed securities. The Fund generally
   securities. The Fund's dollar-weighted average maturity             invests in high quality bonds.
   will range from more than three years to less than ten
   years.                                                           o  The Fund is managed for growth of capital but with less volatility than a bond fund investing in lower quality
o  The Fund strives to manage its portfolio so that it                 securities. In selecting bond securities, the Advisor
   receives a fairly consistent level of income regardless             considers, among other things, the remaining maturity,
   of fluctuations in interest rates. Additionally, the                the stated interest rate, the price of the security, the
   Fund may seek some capital appreciation, especially when            financial condition of the issuer, and the issuer's
   bond prices are rising, if the Advisor believes that the            prospects for long-term growth of earnings and revenues.
   Fund can realize such appreciation without foregoing its
   objective of high current income.                                o  Although the Advisor considers the Fund to be a
                                                                       long-maturity bond fund, the Fund has no restrictions
o  The Advisor may adjust the Fund's sector weightings                 on its maturity or duration. The Advisor may, from
   and duration to attempt to capture additional returns               time to time, shorten or lengthen the duration of the
   relative to the Fund's benchmark.                                   Fund's portfolio to protect principal in the event of
                                                                       rising or falling interest rates.
o  When the Advisor believes that market conditions warrant
   a temporary defensive posture, the Fund may  invest up           o  The Advisor may adjust the Fund's sector weightings and
   to 100% of its assets in high-quality, short-term debt              duration to attempt to capture additional returns
   securities and money market instruments and may shorten             relative to the Fund's benchmark.
   its dollar-weighted average maturity below its normal
   range.                                                           o  When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to
o  The Fund may seek some capital appreciation, especially             100% of its assets in high-quality, short-term debt
   when bond prices are rising, if the Advisor believes the            securities and money market instruments.
   Fund can realize such appreciation without foregoing its
   objective of high current income.~


                                   PROPOSAL 3:

       REORGANIZATION OF THE U.S. GOVERNMENT BOND FUND INTO THE BOND FUND

INVESTMENT OBJECTIVE.

The investment objectives of the Funds are fundamental and may not be changed without the approval of the majority of fund shareholders.


                   U.S. GOVERNMENT BOND FUND                                                 BOND FUND
                   -------------------------                                                 ---------
The U.S. Government Bond Fund seeks a high level of current         The Bond Fund seeks a high level of current income, with
income, with capital growth as a secondary objective.               capital growth as a secondary objective.


PRINCIPAL INVESTMENT STRATEGIES.


The principal investment strategies of the U.S. Government Bond Fund and the Bond Fund are similar, except that the U.S. Government Bond Fund concentrates its investments in U.S. Government securities. The Advisor considers identical factors in selecting securities.

The U.S. Government Bond Fund generally considers, among other things, stated interest rates and the price of a security. The Fund attempts to limit volatility of Fund share prices by managing the average life of the Fund's investment portfolios. The Fund seeks to buy fixed-income securities that are issued by the U.S. government and its agencies, support the portfolio's target duration, enable the Fund to balance risk and reward based on interest rates reflected in the yield curve, as well as economic conditions, and have maturities that help maintain a dollarweighted maturity of two to ten years.

In selecting bond securities, the Advisor of the Bond Fund considers, among other things, the remaining maturity, the stated interest price, the price of the security, the financial condition of the issuer and the issuer's prospects for long-term growth of earnings and revenues. In selecting bond securities, the Advisor considers, among other things, the remaining maturity, the state interest rate, the price of the security, the financial conditions of the issuer, and the issuer's prospects for long-term growth of earnings and revenues.

The chart below further compares the principal investment strategies of the Funds. For more information on the principal investment strategies of the Bond Fund, see Appendix B.


                   U.S. GOVERNMENT BOND FUND                                                 BOND FUND
                   -------------------------                                                 ---------
o  Under normal circumstances, the Fund invests at least 80%        o  The Fund invests at least 80% of its assets in bonds
   of its assets in U.S. Government bonds.                             under normal market circumstances. The bonds in which
                                                                       the Fund invests may include U.S. Government securities
o  The Fund strives to manage its portfolio so that it                 and corporate debt securities (rated investment grade),
   receives a fairly consistent level of income regardless             including mortgage-backed securities. The Fund generally
   of fluctuations in interest rates. Additionally, the                invests in high quality bonds.
   Fund may seek some capital appreciation, especially when
   bond prices are rising, if the Advisor believes that the         o  The Fund is managed for growth of capital but with less
   Fund can realize such appreciation without foregoing its            volatility than a bond fund investing in lower quality
   objective of high current income.                                   securities. In selecting bond securities, the Advisor
                                                                       considers, among other things, the remaining maturity,
o  In selecting portfolio securities, the Fund generally               the stated interest rate, the price of the security, the
   considers, among other things, stated interest rates and            financial condition of the issuer, and the issuer's
   the price of a security. The Fund attempts to limit                 prospects for long-term growth of earnings and revenues.
   volatility of Fund share prices by managing the average
   life of the Fund's investment portfolio. The Fund seeks          o  Although the Advisor considers the Fund to be a
   to maintain a dollar-weighted average maturity of                   long-maturity bond fund, the Fund has no restrictions
   between two and ten years.                                          on its maturity or duration. The Advisor may, from
                                                                       time to time, shorten or lengthen the duration of the
o  The Advisor may adjust the Fund's sector weightings                 Fund's portfolio to protect principal in the event of
   and duration to attempt to capture additional returns               rising or falling interest rates.
   relative to the Fund's benchmark.
                                                                    o  The Advisor may adjust the Fund's sector weightings and
o  When the Advisor believes that market conditions warrant            duration to attempt to capture additional returns
   a temporary defensive posture, the Fund may invest up               relative to the Fund's benchmark.
   to 100% of its assets in high-quality, short-term debt
   securities and money market instruments and may shorten          o  When the Advisor believes that market conditions warrant
   its dollar-weighted average maturity below its normal               a temporary defensive posture, the Fund may invest up to
   range.                                                              100% of its assets in high-quality, short-term debt
                                                                       securities and money market instruments.


                                   PROPOSAL 4:

                     REORGANIZATION OF THE GOVERNMENT MONEY

                  MARKET FUND INTO THE PRIME MONEY MARKET FUND

INVESTMENT OBJECTIVE.

The investment objectives of the Funds are fundamental and may not be changed without the approval of the majority of fund shareholders.


               GOVERNMENT MONEY MARKET FUND                                         PRIME MONEY MARKET FUND
               ----------------------------                                         -----------------------
The Government Money Market Fund seeks high current income          The Prime Money Market Fund seeks the stability of
consistent with stability of principal and liquidity.               principal and current income.


PRINCIPAL INVESTMENT STRATEGIES.


The principal investment strategies of the Government Money Market Fund and the Prime Money Market Fund are similar, although the Government Money Market Fund concentrates its investments in U.S. Government securities, whereas the Prime Money Market Fund may invest in corporate securities.

The objectives of the two Funds are not identical; however, John Hoeting, the portfolio manager for both Funds, employs the same security selection process for each fund. The Government Money Market Fund manages its portfolio subject to strict SEC guidelines, designed so that the Fund may maintain a stable $1.00 per share price. Both the Government Money Market Fund and Prime Money Market Fund must comply with such guidelines, pursuant to Rule 2a-7 under the Investment Company Act of 1940.


The chart below further compares the principal investment strategies of the Funds. For more information on the principal investment strategies of the PrimeMoney Market Fund, see Appendix B.


               GOVERNMENT MONEY MARKET FUND                                         PRIME MONEY MARKET FUND
               ----------------------------                                         -----------------------
o  The Government Money Market Fund manages its portfolio           o  The Prime Money Market Fund manages its portfolio
   subject to strict SEC guidelines, which are designed so             subject to strict SEC guidelines, which are designed
   that the Fund may maintain a stable $1.00 per share                 so that the Fund may maintain a stable $1.00 per share
   price, although there is no guarantee that it will                  price, although there is no guarantee that it will do
   do so. All of the Fund's investments are expected to                so. All of the Fund's investments are expected to
   mature in the short-term (397 days or less), and the                mature in the short-term (397 days or less) and the
   dollar-weighted average portfolio maturity of the Fund              dollar-weighted average portfolio maturity of the Fund
   may not exceed 90 days.                                             may not exceed 90 days.

o  Under normal circumstances, the Fund invests at least            o  The Fund invests at least 95% of its portfolio in
   80% of its assets in U.S. Government securities,                    high-quality securities called "first tier" securities
   repurchase agreements collateralized by these securities,           or unrated securities that are considered equivalent
   and shares of money market investment companies that                by the Fund's Advisor. These generally will be
   invest exclusively in these securities.                             domestic or foreign corporate securities, including
                                                                       commercial paper that, at the time of purchase, are
                                                                       rated by such firms as Standard & Poor's and Moody's
                                                                       in their highest short-term major rating categories,
                                                                       or unrated securities that are considered equivalent
                                                                       by the Fund's Advisor. They also may include
                                                                       securities issued or guaranteed as to principal or
                                                                       interest by the U.S. Treasury or any U.S. Government
                                                                       agency or instrumentality. Additionally, shares of
                                                                       money market investment companies that invest
                                                                       exclusively in these securities may be used.

                                                                    o  The Fund reserves the right to invest up to 5% of
                                                                       its total assets in "second tier" securities, which
                                                                       generally are corporate securities that, at the time
                                                                       of purchase, are rated by such firms as Standard &
                                                                       Poor's and Moody's in their second highest short-term
                                                                       major rating categories, or unrated securities that
                                                                       are considered equivalent by the Fund's Advisor. Some
                                                                       corporate securities purchased by the Fund may be
                                                                       restricted securities, that is, they may be subject to
                                                                       limited resale rights.

                                                                    o  The Fund may also invest in asset-backed securities
                                                                       and repurchase agreements collateralized by the
                                                                       securities mentioned above.


                                   PROPOSAL 5:

        REORGANIZATION OF THE BALANCED FUND INTO THE QUALITY GROWTH FUND

INVESTMENT OBJECTIVE.

The investment objectives of the Funds are fundamental and may not be changed without the approval of the majority of fund shareholders.


                     BALANCED FUND                                                   QUALITY GROWTH FUND
                     -------------                                                   -------------------
The Balanced Fund seeks capital appreciation and income.            The Quality Growth Fund seeks growth of capital, with
                                                                    income as a secondary objective.


PRINCIPAL INVESTMENT STRATEGIES.


The principal investment strategies of the Balanced Fund and the Quality Growth Fund bear some similarities with respect to investments in growth stocks, although the Balanced Fund primarily invests in large and medium-sized companies whereas the Quality Growth Fund tends to invest in smaller companies. Unlike the Balanced Fund, the Quality Growth Fund does not focus its investments in fixed income securities and value securities.

Both the Balanced Fund and the Quality Growth Fund use the same investment process, although the two funds are oriented differently based on their use of different benchmarks. In addition, the Balanced Fund allocates its assets to stocks, bonds and money market investments, while the Quality Growth Fund primarily allocates its assets to stocks. In addition, the Balanced Fund focuses on growth and value investments, while the Quality Growth Fund focuses primarily on growth-style investments. The Balanced Fund has the flexibility to invest in bonds that are not rated invested-grade, but does not invest in such bonds as a matter of practice. Finally, the Balanced Fund may invest in preferred stocks and convertible corporate bonds. The Quality Growth Fund may invest up to 35% of its assets in convertible securities which, at the time of investment, are rated investment-grade. In contrast to the Balanced Fund, the Quality Growth Fund also is subject to smaller company risk.

The chart below further compares the principal investment strategies of the Funds. For more information on the principal investment strategies of the Quality Growth Fund, see Appendix B.



                       BALANCED FUND                                                QUALITY GROWTH FUND
                       -------------                                                -------------------
o  Under normal circumstances, the Fund uses an asset-          o  Under normal circumstances, the Fund invests at least
   allocation strategy, investing between 50% to 75% of its        65% of total assets in common stocks of growth
   net assets in equity securities (including common stocks,       companies.
   convertible preferred stocks and convertible corporate
   bonds), 25% to 40% of its net assets in fixed income         o  The Advisor considers growth companies to be those
   securities (including U.S. Treasury bills, notes and            companies that, in the opinion of the Advisor, offer
   bonds, securities of U.S. Government agencies and               excellent prospects for consistent, above-average
   instrumentalities and corporate debt securities,                revenue and earnings growth, improving profit trends,
   including mortgage-backed securities), and 0% to 25% of         and positive investor sentiment coupled with solid
   its net assets in money market instruments. By analyzing        operating momentum. The Advisor generally looks for
   financial trends and market conditions, the Fund may            companies with a strong record of earnings growth and
   adjust its allocations from time to time based on the           considers the company's current ratio of debt to
   current, relative attractiveness of stocks versus bonds.        capital and the quality of its management. Most of the
   However, the Fund takes a moderate to long-term view of         companies in which the Fund invests are U.S. companies
   changing market conditions, and tends to avoid large,           with a market capitalization greater than $3 billion.
   sudden shifts in the composition of its portfolio.
                                                                o  To achieve its secondary objective of income, the
o  The equity portion of the Fund is comprised of both             Fund may rely on dividend income that it receives from
   growth and value-oriented stocks and is primarily               common stocks and interest income it receives from
   invested in large and medium-sized companies that exhibit       other investments, including convertible securities.
   strong records of earnings growth and excellent prospects       The Fund reserves the right to invest up to 35% of its
   for above-average revenue and earnings growth over the          total assets in convertible securities which, at the
   next one to three years (such factors include rising            time of investment, are rated investment grade.
   earnings expectations, new management, new products, and
   restructuring). The Advisor also considers balance-sheet     o  The Fund seeks to outperform the Russell 1000(R)
   strength and cash flow, as well as the company's debt           Growth Index over rolling five-year periods. The
   ratio and the quality of its management to be key               Advisor believes that stock prices are driven by
   components in evaluating potential investments. The             earnings growth, and that superior returns occur when
   Advisor anticipates that most economic sectors will be          a company experiences rapid and accelerating growth
   represented in this investment style and that the               due to improving fundamentals.
   portfolio will typically contain between 40-60 stocks.


                                                                o  The Fund, under normal circumstances, invests at least 65%
                                                                   of its assets in common stocks of high quality growth
                                                                   companies, which, in the opinion of the Advisor, are
                                                                   companies that offer excellent prospects for consistent,
                                                                   above-average revenue and earnings growth. The Advisor uses a bottom-up investment process with fundamental research
                                                                   providing the basis for stock selection, and uses a
                                                                   combination of fundamental, momentum and valuation-based
                                                                   disciplines for portfolio construction, with a particular
                                                                   focus on companies demonstrating above-average growth and
                                                                   strong balance sheets. The Fund may invest up to 35% of its assets in convertible securities. The Quality Growth Fund is subject to risks associated with dividend securities, growth securities and convertible securities.


CONTINUED



                       BALANCED FUND                                                    QUALITY GROWTH FUND
                       -------------                                                    -------------------
o  The fixed income portion of the Fund tends to be invested        o  The Advisor uses a bottom-up investment process with
   in investment grade bonds with maturities ranging from              fundamental research providing the basis for stock
   overnight to thirty years in length. In selecting bond              selection. The Advisor uses a combination of
   securities, the Advisor considers, among other things,              fundamental, momentum and valuation-based disciplines
   the remaining maturity, the stated interest rate, the               for portfolio construction, with a particular focus on
   price of the security, as well as the financial condition           strong fundamental growth, better than average
   of the issuer and its prospects for long-term growth of             valuation characteristics, and strong financial
   earnings and revenues.                                              condition and characteristics. Factors considered in
                                                                       identifying companies with strong earnings growth
o  The Advisor may consider selling one of the Fund's                  include the business model, the quality of management,
   holdings when a significant deterioration in a company's            competitive advantages, the product pipeline, and
   strategic position or growth prospects is detected, an              financial characteristics. The Advisor uses a
   individual security comprises too large of a position in            fundamental analysis of financial statements to look
   the portfolio, a company's valuations are no longer                 for companies that, in its opinion, have stock prices
   attractive or the Fund has realized its intended profit,            that do not accurately reflect cash flows, tangible
   or a better opportunity arises.                                     assets or management skills.

o  When the Advisor believes that market conditions warrant         o  The Advisor also utilizes a strict sell discipline
   a temporary defensive posture, the Fund may invest up               and may consider selling a security when:
   to 100% of its assets in high-quality, short-term debt              it becomes overvalued or less attractive; there is
   securities and money market instruments.                            deterioration in a company's fundamentals, management,
                                                                       or financial reporting; one of the Fund's holdings has
                                                                       exceeded the Advisor's position weighting; or a
                                                                       company's relative strength falls below the Advisor's
                                                                       target.

                                                                    o  The Advisor will look to manage risk through several
                                                                       strategies, which will typically include maintaining
                                                                       minimum and maximum sector and position weightings
                                                                       relative to the Russell 1000(R) Growth Index and
                                                                       monitoring risk statistics relative to the Russell
                                                                       1000(R) Growth Index. The Advisor relies on intensive
                                                                       research and believes that security selection will be
                                                                       the main source of active risk.

                                                                    o  When the Advisor believes that market conditions
                                                                       warrant a temporary defensive posture, the Fund may
                                                                       invest up to 100% of its assets in high-quality,
                                                                       short-term debt securities and money market instruments.



SHAREHOLDER INFORMATION - DISTRIBUTIONS, PURCHASE AND REDEMPTION PROCEDURES AND EXCHANGE RIGHTS.

Distribution, purchase and redemption procedures and exchange rights of each Acquired Fund are identical to those of the corresponding Acquiring Fund. See Appendix B for further details.

FEDERAL TAX CONSIDERATIONS.

For federal income tax purposes, it is intended that each of the Transactions will qualify as tax-free reorganizations. Accordingly, the Transactions are not expected to result in the recognition of gain or loss for federal income tax purposes for any of the Funds or the shareholders of any Fund, and the aggregate tax basis of the Acquiring Fund shares received by a shareholder of an Acquired Fund are expected to equal the aggregate tax basis of that shareholder's Acquired Fund shares. At any time prior to the consummation of the Transactions, a shareholder may redeem shares, likely resulting in recognition of gain or loss to such shareholder (other than a shareholder of Government Money Market Fund or Prime Money Market Fund) for federal income tax purposes.

However, since the Transactions will end the tax year of each Acquired Fund, they may accelerate distributions from the Acquired Funds to shareholders. Specifically, each Acquired Fund will recognize any net investment company taxable income and any net capital gains, including those realized on the disposition of portfolio securities in connection with the Transactions, in the short tax year ending on the date of the reorganization, and will declare and pay a distribution of such income and any such net capital gains (after reduction by any available capital loss carryforwards) to its shareholders on or before that date.

A portion of the portfolio assets of each Acquired Fund will be sold in connection with the Transactions. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and such Acquired Fund's basis in such assets. Any capital gains recognized in these sales, if any, will be distributed to such Acquired Fund's shareholders as capital gain dividends (to the extent of net realized long-term capital gains distributed) and/or ordinary dividends (to the extent of net realized short-term capital gains distributed) during or with respect to the year of sale, and such distributions in general will be taxable to shareholders.

The cost basis and holding period of shares in each Acquired Fund are expected to carry over to new shares in the respective Acquiring Fund.

For more information about the federal income tax consequences of the Transactions, see "Information About the Transactions--Federal Income Tax Consequences" below.


                             PRINCIPAL RISK FACTORS

"FIXED INCOME SECURITIES RISK" includes interest rate risk and credit risk. INTEREST RATE RISK is the risk prices of securities will rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of securities fall. The net asset value of the fund may also decrease during periods of rising interest rates. In addition, Fixed Income Securities Risk includes CREDIT RISK, which is the risk that an issuer of securities may default (fail to repay interest and principal when due). If an issuer defaults or the risk of such default is perceived to have increased, the fund may lose all or part of its investment. The net asset value of the fund may fall during periods of economic downturn when such defaults or risk of defaults increase.


                                   PROPOSAL 1:

       REORGANIZATION OF THE TECHNOLOGY FUND INTO THE MID CAP GROWTH FUND

COMPARISON OF PRINCIPAL RISKS. Because of its concentration in technology stocks, the Technology Fund could fluctuate in price more widely and rapidly than the market as a whole, and could decline in price due to specific sector developments. The Mid Cap Growth Fund may be considered less risky than the Technology Fund due to its exposure to equity securities of companies in diverse sectors.


The chart below further compares the principal risk factors of the Funds. A description of the various risk factors listed below can be found on page 29.



                      TECHNOLOGY FUND                                                   MID CAP GROWTH FUND
                      ---------------                                                   -------------------
o  Equity Securities Risk                                           o  Equity Securities Risk
o  Technology Securities Risk                                       o  Medium-Sized Company Risk
o  Smaller and Medium-Sized Company Risk                            o  Growth Securities Risk
o  Growth Securities Risk                                           o  Dividend Investment Risk
o  Foreign Investment Risk                                          o  Convertible Securities Risk
o  Emerging Markets Risk
o  IPO Risk
o  Turnover Risk


                                   PROPOSAL 2:

       REORGANIZATION OF THE U.S. GOVERNMENT BOND FUND INTO THE BOND FUND


COMPARISON OF PRINCIPAL RISKS. Risks of investing in the U.S. Government Bond Fund and the Bond Fund include interest rate risk, which is the tendency of bond prices to fall when interest rates rise, and credit risk, which is the risk of an issuer defaulting on its obligations of paying principal and interest. There may be less credit risk associated with the U.S. Government Bond Fund to the extent that it invests primarily in U.S. Government bonds.

The chart below further compares the principal risk factors of the Funds. A description of the various risk factors listed below can be found on page 29.



                 U.S. GOVERNMENT BOND FUND                                                   BOND FUND
                 -------------------------                                                   ---------
o  Fixed Income Securities Risk                                     o  Fixed Income Securities Risk
o  Pre-Payment/Call Risk                                            o  Pre-Payment/Call Risk
o  Turnover Risk                                                    o  Non-Investment Grade Securities Risk
o  Foreign Investment Risk
o  Turnover Risk


                                   PROPOSAL 3:

         REORGANIZATION OF THE INTERMEDIATE BOND FUND INTO THE BOND FUND

COMPARISON OF PRINCIPAL RISKS. Risks of investing in the Intermediate Bond Fund and the Bond Fund include interest rate risk, which is the tendency of bond prices to fall when interest rates rise, and credit risk, which is the risk of an issuer defaulting on its obligations of paying principal and interest. The Intermediate Bond Fund and the Bond Fund may invest up to 20% of their assets in non-investment grade bonds.


The chart below further compares the principal risk factors of the Funds. A description of the various risk factors listed below can be found on page 29.



                   INTERMEDIATE BOND FUND                                                    BOND FUND
                   ----------------------                                                    ---------
o  Fixed Income Securities Risk                                     o  Fixed Income Securities Risk
o  Pre-Payment/Call Risk                                            o  Pre-Payment/Call Risk
o  Non-Investment Grade Securities Risk                             o  Non-Investment Grade Securities Risk
o  Foreign Investment Risk                                          o  Foreign Investment Risk
o  Turnover Risk                                                    o  Turnover Risk


                                   PROPOSAL 4:

        REORGANIZATION OF THE BALANCED FUND INTO THE QUALITY GROWTH FUND


COMPARISON OF PRINCIPAL RISKS. The Balanced Fund is exposed to risks associated with following an asset allocation strategy, such as the risk that the Advisor will not correctly anticipate the relative performance of the different asset classes in which the Fund may invest. There may be more risk associated with the Quality Growth Fund, to the extent that it only invests in stocks, whereas the Balanced Fund invests in stocks and fixed income securities.

The chart below further compares the principal risk factors of the Funds. A description of the various risk factors listed below can be found on page 29.


                       BALANCED FUND                                                    QUALITY GROWTH FUND
                       -------------                                                    -------------------
o  Equity Securities Risk                                           o  Equity Securities Risk
o  Management Risk - Asset Allocation Strategy                      o  Dividend Securities Risk
o  Large and Medium-Sized Company Risk                              o  Growth Securities Risk
o  Fixed Income Securities Risk                                     o  Smaller Company Risk
o  Credit Risk                                                      o  Convertible Securities Risk
                                                                    o  Turnover Risk
                                                                    o  Large and Medium-Sized Company Risk



                                   PROPOSAL 5:

                     REORGANIZATION OF THE GOVERNMENT MONEY

                  MARKET FUND INTO THE PRIME MONEY MARKET FUND

COMPARISON OF PRINCIPAL RISKS. The Government Money Market Fund and the Prime Money Market Fund are exposed to similar risks, although there may be less risk associated with the Government Money Market Fund because it concentrates its investments in U.S. Government securities, whereas the Prime Money Market Fund generally invests in domestic or foreign corporate securities, exposing the Fund to increased risk factors associated with those securities.


The chart below further compares the principal risk factors of the Funds. A description of the various risk factors listed below can be found on page 29.



                GOVERNMENT MONEY MARKET FUND                                          PRIME MONEY MARKET FUND
                ----------------------------                                          -----------------------
o  Credit Risk                                                      o  Credit Risk
o  Interest Rate Risk                                               o  Interest Rate Risk
o  Net Asset Value Risk                                             o  Net Asset Value Risk
                                                                    o  Foreign Investment Risk


                            DESCRIPTION OF FUND RISKS

o EQUITY SECURITIES RISK. The risks of investing in equity securities include the risk of sudden and unpredictable drops in value or periods of lackluster performance.

o     TECHNOLOGY SECURITIES RISK. Technology stocks tend to:

         > fluctuate in price more widely and rapidly than the market as a whole;

         > underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when technology stocks are out of favor;

         >     decline in price due to sector-specific developments;

         > be more vulnerable than most stocks to the obsolescence of existing technology, expired patents, short product cycles, price competition, market saturation and new market entrants.

o SMALLER COMPANY RISK. Stocks of smaller companies tend to be volatile and more sensitive to long-term market declines than stocks of larger companies, partly because they generally do not have the financial resources of larger companies.

o SMALLER AND MEDIUM-SIZED COMPANY RISK. To the extent that a Fund invests in mid cap and small cap stocks, it takes on additional risks. For instance, mid cap and small cap stocks tend to be less liquid and more volatile than large cap stocks. Smaller companies tend to be unseasoned issuers with new products and less experienced management.

o MEDIUM-SIZED COMPANY RISK. Stocks of medium-sized companies can be more sensitive to long market declines than larger companies, partly because they generally do not have the financial resources of larger companies.

o LARGE AND MEDIUM-SIZED COMPANY RISK. There are inherent risks to investing in equity securities of large and medium-sized companies. For instance, changes in the competitive environment can create business challenges that may increase the volatility of a specific equity. A company's size, usually defined by market capitalization, can also create various risks for a Fund. Larger, more established companies tend to operate in mature markets, which often are very competitive with less robust growth prospects. Stocks of mid-sized companies tend to be more volatile and more sensitive to market declines than stocks of larger companies, partly because they generally do not have the financial resources of larger companies.

o GROWTH SECURITIES RISK. The prices of most growth stocks are based on future expectations. As a result, those stocks tend to be more sensitive than value stocks to negative earnings surprises and changes in internal growth rates. Growth stocks in particular may underperform during periods when the market favors value stocks. A Fund's performance may also suffer if certain stocks do not perform as the portfolio management team expected.

o FOREIGN INVESTMENT RISK. Investments in foreign securities are subject to special risks in addition to those to which U.S. investments are subject. These risks include adverse political, economic and social developments, currency fluctuations, higher transaction costs, delayed settlement, less stringent investor protection, and fewer accounting and disclosure standards in some foreign markets. Fluctuations in exchange rates also may reduce or eliminate gains or create losses. These risks can make foreign investments more volatile and less liquid than U.S. investments.

o EMERGING MARKETS RISK. The risks associated with foreign investments usually are higher in emerging markets, such as most countries in Africa, Asia, Latin America and the Middle East. To the extent that a Fund invests in those kinds of stocks or in those areas, it will be exposed to the risks associated with those kinds of investments.

o IPO RISK. To the extent a Fund invests in companies whose shares are being, or recently have been, offered to the public for the first time, a Fund takes on additional risks, including risks associated with inexperienced management, the risk that a liquid secondary trading market may not develop and risks of greater market volatility often associated with the securities sold in initial public offerings.


o TURNOVER RISK. Through active trading, a Fund may have a high portfolio turnover rate, which can mean greater distributions taxable to shareholders as ordinary income and lower performance due to increased brokerage costs.

o DIVIDEND SECURITIES RISK. Stocks that pay regular dividends provide investors some return on their investment. However, the amounts of a Fund's distributions to shareholders are expected to vary with fluctuations in market interest rates. Generally, when market interest rates fall, the amount of the distributions to shareholders will likewise decrease. Because of the nature of distributions received by a Fund, it is expected that a Fund, to the extent that it makes distributions, will make them in varying amounts.

Further, dividend-paying stocks, especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in developing industries, which tend to reinvest profits into research, development, plant and equipment to accommodate expansion.

o CONVERTIBLE SECURITIES RISK. Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock. Convertible securities are also subject to Credit Risk and Interest Rate Risk, as defined below.

o CREDIT RISK. There is a risk of an issuer defaulting on its obligations of paying principal and interest. Prices of convertible securities, which include bonds and preferred stocks, may be affected by the price of the underlying security, which generally is common stock.

o INTEREST RATE RISK. This risk involves the possibility that a Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates.

o FIXED INCOME SECURITIES RISK. The risks of investing in bonds (debt securities) include INTEREST RATE RISK, which is greater for bonds with longer maturities, and CREDIT RISK. Generally, the price of a bond moves in the opposite direction from interest rates. As interest rates fall, the price of a bond tends to increase. With respect to GSEs such as FHLB, Sallie-Mae, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuers may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more issuer default risk than any direct obligation of the U.S. Treasury.

o PRE-PAYMENT/CALL RISK. The prices of mortgage-backed securities are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

o NON-INVESTMENT GRADE SECURITIES RISK. High yield, or non-investment grade, securities (also known as "junk bonds") are those rated below investment grade by the primary rating agencies (e.g., below BB/Ba by S&P/Moody's) and are considered speculative. Compared to investment grade debt securities, non-investment grade debt securities tend to have more volatile prices and increased price sensitivity to changing interest rates and adverse economic and business developments. In addition, compared to investments in investment grade securities, investments in non-investment grade securities are subject to greater risk of loss due to default or a decline in credit quality, a greater likelihood that adverse economic or company-specific events will make the issuer unable to make interest and/or principal payments, and greater susceptibility to negative market sentiment, leading to depressed prices and decreased liquidity.

o MANAGEMENT RISK - ASSET ALLOCATION STRATEGY. The Balanced Fund is exposed to risks associated with following an asset allocation strategy, such as the risk that the Fund will not correctly anticipate the relative performance of the different asset classes in which it may invest.

o NET ASSET VALUE RISK. This risk involves the possibility that a Fund will be unable to meet its goal of a constant $1.00 per share.

                       INFORMATION ABOUT THE TRANSACTIONS

The following provides information common to all of the proposed Transactions as well as specific information about the reasons for each Proposal.

ABOUT THE REORGANIZATION AGREEMENTS AND THE SECURITIES.

Each proposed Reorganization Agreement provides that the applicable Acquiring Fund will acquire all of the assets of the Acquired Fund in exchange for the assumption by the Acquiring Funds of all of the liabilities of the Acquired Fund and for shares, all as of the Exchange Date. The following discusses the key features of all of the Reorganization Agreements and is qualified in its entirety by the full text of such Reorganization Agreements, a form of which is attached as Appendix A to this Combined Prospectus/Proxy Statement.

As a result of the Transactions, each Acquired Fund shareholder will receive that number of full and fractional shares equal in value at the Exchange Date to the value of the portion of the net assets of the Acquired Fund transferred to the corresponding Acquiring Fund attributable to the shareholder (based on the proportion of the outstanding shares of that Acquired Fund owned by the shareholder as of the valuation time). The portfolio securities of each Acquired Fund will be valued in accordance with the generally employed valuation procedures of Fifth Third Funds. It is expected that the reorganizations will be accounted for as tax-free business combinations.

Immediately following the Exchange Date, each Acquired Fund will distribute pro rata to its shareholders of record as of the close of business on the Exchange Date the full and fractional shares received by it, and the Acquired Fund will be liquidated and dissolved. Such distribution and liquidation will be accomplished by the establishment of accounts on the share records of the corresponding Acquiring Fund in the name of the Acquired Fund's shareholders, each account representing the corresponding number of full and fractional shares due such shareholder. All Acquired Fund shareholders will receive shares of the Acquiring Fund that corresponds to the share class that they currently hold (Advisor, Institutional, Class A, Class B or Class C, as applicable).

The consummation of the Transactions is subject to the conditions set forth in the Reorganization Agreements. The Reorganization Plans may be terminated and the Transactions abandoned at any time, before or after approval by the Acquired Fund's shareholders, prior to the Exchange Date by consent of the Trustees or, if any condition set forth in the Reorganization Agreement with respect to such Transaction has not been fulfilled and has not been waived by the party entitled to its benefits, by such party.

If the Transactions are approved, Acquired Fund shareholders who do not wish to have their Acquired Fund shares exchanged for shares of the corresponding Acquiring Fund may redeem their shares prior to consummation of the Transaction. If you redeem your shares you may recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you received for them.

Fees and expenses incurred by the Funds as a direct result of the Transactions contemplated by the Reorganization Agreements, including the costs of proxy materials, proxy solicitations and legal expenses will be borne by Fifth Third Asset Management, Inc. ("FTAM"). Fees and expenses not incurred directly in connection with the consummation of the Transactions will be paid by the party directly incurring such fees and expenses. Notwithstanding the foregoing, fees and expenses shall in any event be paid by the party directly incurring such fees and expenses if and to the extent that payment by FTAM of such fees and expenses would result in the disqualification of any Fund, as the case may be, as a "regulated investment company" within the meaning of Section 851 of the Internal Revenue Code of 1986, as amended (the "Code").

The Board has determined that the interests of the existing shareholders of each Acquired Fund will not be diluted as a result of the Transaction proposed for such Acquired Fund. Full and fractional shares will be issued to each Acquired Fund's shareholders in accordance with the procedure under the Reorganization Agreement as described above. Shares of each Acquiring Fund, when delivered to each Acquired Fund, will be duly authorized and, upon such delivery (i) will be validly issued and fully paid and nonassessable by Fifth Third Funds and (ii) no shareholder of Fifth Third Funds will have any preemptive right to subscription or purchase in respect thereof.

Fifth Third Funds' Declaration of Trust permits the Trustees to divide the shares of any series, without shareholder approval, into two or more classes of shares having such variations as to dividend, redemption, and voting rights, net asset values, expenses borne by the classes, and other matters as the Trustees have authorized, provided that each share of a class shall represent an equal proportionate interest in the assets and liabilities of the class with each other share of the same class, none having priority or preference over another. Shares of the Technology Fund, Mid Cap Growth Fund, Intermediate Bond Fund, Bond Fund, Balanced Fund, Quality Growth Fund and Prime Money Market Fund of the Fifth Third Funds currently are divided into five classes: Advisor, Institutional, Class A, Class B(1) and Class C. Shares of the U.S. Government Bond Fund currently are divided into three classes: Institutional, Class A and Class C. Shares of the Government Money Market Fund are divided into two classes: Institutional and Class A. Upon consummation of each of the proposed Transactions, Acquired Fund shareholders holding Advisor, Institutional, Class A, Class B or Class C shares will receive corresponding Advisor, Institutional, Class A, Class B or Class C shares of the Acquiring Fund.

Under Massachusetts law, Fifth Third Funds' shareholders, could, under certain circumstances, be held personally liable for the obligations of Fifth Third Funds. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of Fifth Third Funds and provides for indemnification out of Fifth Third Funds' property for all loss and expense of any shareholder held personally liable for such obligations. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Fifth Third Funds would be unable to meet its obligations. The likelihood of such circumstances is remote.

REASONS FOR THE PROPOSED REORGANIZATIONS.

A meeting of the Fifth Third Funds Trustees was held on August 7, 2007, at which meeting all of the Trustees, including the Independent Trustees, unanimously determined that each Transaction would be in the best interests of existing shareholders of each of the Acquired Funds and the Acquiring Funds and that the economic interests of such shareholders would not be diluted as a result of effecting each Transaction. At this same meeting, all of the Trustees, including the Independent Trustees, unanimously adopted the Reorganization Agreements and recommended that shareholders of each Acquired Fund approve the Transactions.

                                  ALL PROPOSALS

In electing to approve and recommend each proposed Transaction to shareholders of the relevant Acquired Fund and in determining that each Transaction would be in the best interests of such Acquired Fund, the Trustees, who were represented by independent counsel, acted upon information provided to them by FTAM. FTAM made a presentation to the Trustees at the meeting held on August 7, 2007, in which FTAM indicated that the proposed Transactions were the result of a strategic review. FTAM indicated that its strategic review had focused on the impact of each proposed Transaction on the respective Funds' shareholders based on a review of (i) current and future demand; (ii) performance; (iii) portfolio managers' investment competencies; (iv) tax consequences; (v) the strategic fit of each Fund in the overall Fund family; and (vi) the level of expected ongoing expense ratios.

Specifically, the Trustees considered the following factors, among other things, with respect to each of the Transactions:

      (1) THE PROPOSED TRANSACTION WOULD LIKELY ENABLE THE ACQUIRED FUND TO ACHIEVE INVESTMENT MANAGEMENT EFFICIENCIES AND ECONOMIES OF SCALE AND TO BETTER UTILIZE RESOURCES;

            With respect to each Acquired Fund, the Trustees considered the information presented by FTAM demonstrating a lack of adequate shareholder demand for the Acquired Fund and declining net assets. The Trustees also considered that economies of scale would be achieved due to the larger asset size of each Acquiring Fund following each Transaction.

      (2) ALL SHAREHOLDER SERVICES CURRENTLY PROVIDED TO SHAREHOLDERS OF THE ACQUIRED FUNDS WOULD CONTINUE TO BE PROVIDED AND, AFTER TAKING INTO ACCOUNT FTAM'S PLANS FOR ELIMINATING THE VOLUNTARY EXPENSE

----------


(1) Class B shares of the Funds were closed to all purchases as of May 2, 2007.

            WAIVERS, THE NET TOTAL EXPENSE RATIO OF EACH ACQUIRING FUND WOULD BE LOWER THAN THE NET TOTAL EXPENSE RATIO OF THE RESPECTIVE ACQUIRED FUND;

            The Trustees were informed that the shareholder services provided to the shareholders of the Acquired Funds would remain the same if the proposed Transactions are approved. The Trustees also reviewed data provided by FTAM indicating that, with respect to each merger, the net total expense ratio of each Acquiring Fund following the merger would be lower than the net total expense ratio of the respective Acquired Fund, as described more fully below.

      (3)   MERGER EXPENSES WILL BE PAID BY FTAM;

            The Trustees noted that the direct fees and expenses incurred by the Acquired Funds, the Acquiring Funds and/or FTAM directly in connection with the consummation of the proposed Transactions will be borne by FTAM, including the costs of proxy materials, proxy solicitations and legal expenses.

      (4) THE TRANSACTIONS ARE NOT EXPECTED TO RESULT IN A RECOGNITION OF ANY GAIN OR LOSS FOR FEDERAL INCOME TAX PURPOSES;

            The Fifth Third Funds' Trustees were informed that the proposed Transactions involving the Acquired Funds and the Acquiring Funds would occur only if it could be accomplished without resulting in the imposition of federal income taxes on the Acquired Funds, Acquiring Funds or any of their shareholders as a direct result of the Transaction.

      (5) THE LIKELY INDIRECT TAX EFFECTS OF THE TRANSACTIONS SHOULD NOT HAVE A SIGNIFICANT EFFECT ON ACQUIRED FUNDS' SHAREHOLDERS;

            The Trustees concluded that based on the relative tax situations of each of the Acquired and Acquiring Funds (including limitations resulting from the Transactions on the use of realized losses to offset future gains), the likely tax effects of the Transactions on shareholders should not be seen, in light of all the aspects of the proposed Transactions, as having a significant effect on the Acquired Funds' shareholders' interests.

      (6) THE ECONOMIC INTERESTS OF SHAREHOLDERS WILL NOT BE DILUTED AS A RESULT OF THE PROPOSED TRANSACTIONS; AND

            The Trustees were informed that none of the Acquired Funds' or the Acquiring Funds' shareholders interests would be diluted as a result of the proposed Transactions, and that each of the respective Acquired Funds' shareholders would receive, in the aggregate, shares of the respective Acquiring Funds equal in value to the market value of the assets of each of the Acquired Funds.

      (7)   FTAM RECOMMENDED THAT EACH PROPOSED TRANSACTION BE APPROVED.

                                   PROPOSAL 1:

       REORGANIZATION OF THE TECHNOLOGY FUND INTO THE MID CAP GROWTH FUND

In addition to the factors discussed above, with respect to the reorganization of the Technology Fund into the Mid Cap Growth Fund (the "Technology Fund Merger"), the Trustees considered the following factors, among other things, in concluding that participation in the proposed Technology Fund Merger is in the best interests of the Technology Fund, the Mid Cap Growth Fund and their respective existing shareholders:

      (1) THE LACK OF ADEQUATE SHAREHOLDER DEMAND AND THE FAILURE TO ACCUMULATE ASSETS EXPERIENCED BY THE TECHNOLOGY FUND OVER THE PAST TWO YEARS;

            FTAM provided the Trustees with information showing a substantial decrease in net assets and net sales of the Technology Fund over the past three years. The Trustees took into consideration the fact that the merger is expected to result in greater investment leverage and market presence for the Technology Fund. In addition, former Technology Fund shareholders are expected to benefit from the resulting economies of scale attributable to the fact that the Fund's fixed costs and expenses will be spread across the larger asset size of the Mid Cap Growth Fund.

      (2) THE SIMILARITY OF THE INVESTMENT OBJECTIVE OF THE MID CAP GROWTH FUND WITH THAT OF THE TECHNOLOGY FUND;

            The Trustees reviewed and compared information provided by FTAM with respect to the fundamental investment objectives, strategies, risks and investment portfolios of the Mid Cap Growth Fund and the Technology Fund. As discussed under the section above titled "Synopsis," the Technology Fund and the Mid Cap Growth Fund have similar fundamental investment objectives. The Trustees also considered the principal investment strategies of the Technology Fund and the Mid Cap Growth Fund, noting the primary difference in the Technology Fund's concentration on investments in securities of technology companies, whereas the Mid Cap Growth Fund does not concentrate its investments in a particular industry. The Trustees also reviewed and compared the principal risks of the Technology Fund and the Mid Cap Growth Fund and noted that the Mid Cap Growth Fund may be considered less risky due to its exposure to equity securities of companies in a variety of sectors.

            The Trustees also considered the overlap in the portfolio compositions of the Technology Fund and the Mid Cap Growth Fund. FTAM presented information showing, and the Trustees independently came to the conclusion, that the objective of the Technology Fund is similar to that of the Mid Cap Growth Fund, and that the strategies, restrictions and investment portfolios of the Mid Cap Growth Fund had some overlap with those of the Technology Fund and that any difference would be explained to shareholders in the combined prospectus/proxy statement.

      (3) THE QUALIFICATIONS AND EXPERIENCE OF FTAM AND THE PORTFOLIO MANAGERS FOR THE MID CAP GROWTH FUND, AND THE PERFORMANCE HISTORY OF THE TECHNOLOGY FUND AND THE MID CAP GROWTH FUND;


            The Trustees considered the fact that the proposed Technology Fund Merger will allow investment management to remain in the current investment adviser, FTAM, under the direction of (i) Scott A. Billeadeau, a portfolio manager of the Mid Cap Growth Fund since June 2003 and of the Technology Fund since November 2003; (ii) Martin E. Hargrave, a portfolio manager of the Mid Cap Growth Fund since February 2005; (iii) David R. Luebke, a portfolio manager of the Mid Cap Growth Fund since August 2006; (iv) Jill A. Thompson, a portfolio manager of the Mid Cap Growth Fund since August 2006; and
            (v) Mark Demos, a portfolio manager of the Technology Fund since September 2007. The Trustees considered the benefits that this arrangement will provide to shareholders of the Technology Fund, including the benefits of a larger portfolio management team of the Mid Cap Growth Fund.

            Furthermore, the Trustees reviewed and compared the performance history of the Mid Cap Growth Fund and the Technology Fund and noted that the Mid Cap Growth Fund had outperformed the Technology Fund during the previous one- and three-year periods and since the Funds' inceptions.


      (4) THE CONTRACTUAL AND NET TOTAL EXPENSE RATIOS OF THE MID CAP GROWTH FUND AS COMPARED TO THE TECHNOLOGY FUND;

            The Trustees noted that the Technology Fund's contractual and net total expense ratios were higher than the contractual and net total expense ratios of the Mid Cap Growth Fund with respect to each share class. The Trustees determined that Technology Fund shareholders would benefit from the lower contractual and net total expense ratios of the Mid Cap Growth Fund after the reorganization.

      (5) The fact that the potential benefits of the Technology Fund Merger, including increased economies of scale and reduced expenses, are expected to outweigh any negative potential direct or indirect consequences of the Technology Fund Merger, including direct or indirect federal income tax consequences, to the shareholders of the Technology Fund.

                                   PROPOSAL 2:

         REORGANIZATION OF THE INTERMEDIATE BOND FUND INTO THE BOND FUND

With respect to the merger of the Intermediate Bond Fund into the Bond Fund (the "Intermediate Bond Fund Merger"), the Trustees considered the factors listed below, among other things, in concluding that participation in the proposed Intermediate Bond Fund Merger is in the best interests of the Intermediate Bond Fund, the Bond Fund and their respective existing shareholders. The Trustees noted that the Intermediate Bond Fund Merger is not contingent on the approval of the merger of the U.S. Government Bond Fund into the Bond Fund.

      (1) THE LACK OF ADEQUATE SHAREHOLDER DEMAND AND THE FAILURE TO ACCUMULATE ASSETS EXPERIENCED BY THE INTERMEDIATE BOND FUND OVER THE PAST TWO YEARS;

            The Trustees noted a decrease in the net assets of the Intermediate Bond Fund over the last two years. The Trustees also noted negative net sales during each of the Fund's previous one-, three-and five-year periods. The Trustees considered the increased industry competition in the bond market arena which included alternative investment vehicles.

      (2) THE SIMILARITY OF THE OBJECTIVES, STRATEGIES, AND RISKS OF THE INTERMEDIATE BOND FUND AND THE BOND FUND;


            The Trustees reviewed and compared the fundamental investment objectives, strategies, risks and investment portfolios of the Intermediate Bond Fund and the Bond Fund. The Intermediate Bond Fund and the Bond Fund have similar fundamental investment objectives, as the fundamental investment objective of both Funds is a high level of current income, although the Bond Fund has growth as a secondary objective. In addition, the principal investment strategies of the Intermediate Bond Fund and the Bond Fund are similar in that both Funds invest in investment-grade bonds, including U.S. Government bonds. The Trustees also reviewed information provided by FTAM and compared the principal risks of the Intermediate Bond Fund and the Bond Fund, noting that both Funds are subject to interest rate risk and credit risk and that both Funds may invest up to 20% of their assets in non-investment grade bonds, such as high-yield securities, foreign bonds and money market instruments. In addition, the Bond Fund invests in fixed income securities with maturities ranging from overnight to 30 years, while the Intermediate Bond Fund invests in fixed income securities with dollar-weighted average maturities between three and ten years. The maturity differences in the Funds' investments results in a difference in risk, as the prices of long term bonds tend to be more volatile than prices of bonds with a shorter remaining maturity. The Trustees also considered the similar portfolio compositions of the Intermediate Bond Fund and the Bond Fund.

            FTAM presented information showing, and the Trustees independently came to the conclusion that the objectives, strategies, restrictions and investment portfolios of the Intermediate Bond Fund are similar to those of the Bond Fund. It is not contemplated that the one-year expense waiver will be renewed each year.


      (3) THE QUALIFICATIONS AND EXPERIENCE OF FTAM AND THE PORTFOLIO MANAGERS FOR THE BOND FUND, AND THE PERFORMANCE HISTORY OF THE INTERMEDIATE BOND FUND AND THE BOND FUND;

            The proposed Intermediate Bond Fund Merger will allow investment management to remain in the current investment adviser, FTAM, under the direction of (i) John L. Cassady, a portfolio manager of the Bond Fund and the Intermediate Bond Fund since November 1999; (ii) Mirko M. Mikelic, a portfolio manager of the Bond Fund since April 2005; (iii) Christian L. Rieddle, a portfolio manager of the Bond Fund and the Intermediate Bond Fund since March 2003; and (iv) Mitchell L. Stapley, a portfolio manager of the Bond Fund since March 1995 and of the Intermediate Bond Fund since November 1992. The Trustees considered the benefits that this arrangement will provide to shareholders of the Intermediate Bond Fund, including the portfolio managers' collective expertise.

            FTAM presented information that compared the performance history of the Bond Fund and the Intermediate Bond Fund. It was noted that the Bond Fund had outperformed the Intermediate Bond Fund during the previous three-, five- and ten-year periods. The Trustees noted that the Intermediate Bond Fund had slightly outperformed the Bond Fund during the previous one-year period, but concluded that the Bond Fund's overall performance generally compares favorably to the performance history of the Intermediate Bond Fund. FTAM also presented, and the Trustees reviewed, information regarding the average credit quality of each of the Funds. The Trustees considered that the Intermediate Bond Fund has a slightly lower credit quality than the Bond Fund, and FTAM advised the Trustees that the Fund's slightly lower credit rating was due to the broader and more diversified mix of bonds held by the Fund.

      (4) THE CONTRACTUAL AND NET TOTAL EXPENSE RATIOS OF THE BOND FUND AS COMPARED TO THE INTERMEDIATE BOND FUND;

            FTAM presented information regarding contractual and net total expense ratios of the Intermediate Bond Fund and the Bond Fund and the projected post-merger total expense ratio for the Bond Fund, which included a contractual one-year fee waiver. While information regarding projected total expense ratios demonstrated that the projected contractual total expense ratios of the post-merger Fund generally were higher than the current contractual total expense ratios of the Intermediate Bond Fund, the Trustees considered that FTAM had represented that a contractual one-year fee waiver would be put in place for the Bond Fund. Such waiver would represent a reduction in net total expenses even compared to the Intermediate Bond Fund's current net total expense ratios. Based on the foregoing, the Trustees concluded that Intermediate Bond Fund shareholders would benefit from a lower net total expense ratio if the Intermediate Bond Fund Merger was consummated.

      (5) The fact that the potential benefits of the Intermediate Bond Fund Merger are expected to outweigh any negative potential direct or indirect consequences of the Intermediate Bond Fund Merger, including direct or indirect federal income tax consequences, to the shareholders of the Intermediate Bond Fund.

                                   PROPOSAL 3:

       REORGANIZATION OF THE U.S. GOVERNMENT BOND FUND INTO THE BOND FUND

With respect to the merger of the U.S. Government Bond Fund into the Bond Fund (the "U.S. Government Bond Fund Merger"), the Trustees considered the factors listed below, among other things, in concluding that participation in the proposed U.S. Government Bond Fund Merger is in the best interests of the U.S. Government Bond Fund, the Bond Fund and their respective existing shareholders. The Trustees noted that the U.S. Government Bond Fund Merger is not contingent on the approval of the merger of the Intermediate Bond Fund into the Bond Fund.

      (1) THE LACK OF ADEQUATE SHAREHOLDER DEMAND AND THE FAILURE TO ACCUMULATE ASSETS EXPERIENCED BY THE U.S. GOVERNMENT BOND FUND OVER THE PAST TWO YEARS;

            FTAM provided the Trustees with information showing a decrease in net assets and net sales of the U.S. Government Bond Fund over the past three years. The Trustees took into consideration the fact that the merger is expected to result in greater investment leverage and market presence for the former U.S. Government Bond Fund. In addition, former U.S. Government Bond Fund shareholders are expected to benefit from the resulting economies of scale attributable to the fact that the Fund's fixed costs and expenses will be spread across the larger asset size of the Bond Fund.

            The Trustees also considered the increased industry competition in the bond market arena which included alternative investment vehicles.

      (2) THE SIMILARITIES BETWEEN THE INVESTMENT OBJECTIVES AND STRATEGIES OF THE U.S. GOVERNMENT BOND FUND AND THE BOND FUND;

            The Trustees reviewed and compared the fundamental investment objectives, strategies, risks and investment portfolios of the U.S. Government Bond Fund and the Bond Fund, including the Funds' identical fundamental investment objectives. The principal investment strategies of the U.S. Government Bond Fund and the Bond Fund are similar except that the

            U.S. Government Bond Fund concentrates its investments in U.S. Government securities. The Trustees reviewed and compared the principal risks of the U.S. Government Bond Fund and the Bond Fund, noting that both Funds are subject to interest rate risk and credit risk, as described more fully in the section above titled "Principal Risk Factors." The Trustees also considered the Bond Fund's ability to invest in a higher percentage of non-investment grade bonds and noted that there was more risk associated with an investment in the Bond Fund.

            FTAM presented information showing, and the Trustees independently came to the conclusion that the objectives, strategies, restrictions and investment portfolios of the U.S. Government Bond Fund are similar to those of the Bond Fund.

      (3) THE QUALIFICATIONS AND EXPERIENCE OF FTAM AND THE PORTFOLIO MANAGERS FOR THE BOND FUND, AND THE PERFORMANCE HISTORY OF THE U.S. GOVERNMENT BOND FUND AND THE BOND FUND;

            The proposed merger will allow investment management to remain in the current investment adviser, FTAM, under the direction of (i) John L. Cassady, a portfolio manager of the Bond Fund since November 1999 and of the U.S. Government Bond Fund since October 2001; (ii) Mirko M. Mikelic, a portfolio manager of the Bond Fund since April 2005 and of the U.S. Government Bond Fund since November 2004; (iii) Christian L. Rieddle, a portfolio manager of the Bond Fund and the U.S. Government Bond Fund since March 2003; and (iv) Mitchell L. Stapley, a portfolio manager of the Bond Fund since March 1995 and of the U.S. Government Bond Fund since October 2001. The Trustees considered the benefits that this arrangement will provide to shareholders of the U.S. Government Bond Fund, including the portfolio managers' collective expertise.

            The Trustees reviewed and compared the performance history of the Bond Fund and the U.S. Government Bond Fund. It was noted that the Bond Fund has consistently outperformed the U.S. Government Bond Fund over the previous one-, three-, five- and ten-year periods and since the inception of the Funds. FTAM also presented, and the Trustees reviewed, information regarding the average credit quality of each of the Funds.

      (4) THE CONTRACTUAL AND NET TOTAL EXPENSE RATIOS OF THE BOND FUND AS COMPARED TO THE U.S. GOVERNMENT BOND FUND;

            The Trustees considered the contractual and net total expense ratios of the U.S. Government Bond Fund and the Bond Fund, noting that the current net total expense ratio of the Bond Fund was lower than the net total expense ratio of the U.S. Government Bond Fund with respect to Class A and Class C shares, and higher than the net total expense ratio of the U.S. Government Bond Fund with respect to Institutional class shares. The Trustees considered FTAM's representation that voluntary fee waivers that were in place with respect to the U.S. Government Bond Fund would not continue and that the contractual total expense ratio of the U.S. Government Fund was higher than the net total expense ratio of the Bond Fund with respect to Institutional shares. In addition, the Trustees considered FTAM's representation that a contractual one-year fee waiver would be put in place for the Bond Fund, which even compared to the U.S. Government Bond Fund's current net total expense ratio, represented a decrease. Based on the foregoing, the Trustees concluded that U.S. Government Bond Fund shareholders would benefit from a lower total expense ratio if the U.S. Government Bond Fund Merger was consummated.

      (5) The fact that the potential benefits of the U.S. Government Bond Fund Merger are expected to outweigh any negative potential direct or indirect consequences of the U.S. Government Bond Fund Merger, including direct or indirect federal income tax consequences, to the shareholders of the U.S. Government Bond Fund.

                                   PROPOSAL 4:

             REORGANIZATION OF THE GOVERNMENT MONEY MARKET FUND INTO
                           THE PRIME MONEY MARKET FUND

With respect to the merger of the Government Money Market Fund into the Prime Money Market Fund (the "Government Money Market Fund Merger"), the Trustees considered the following factors, among other things, in concluding that participation in the proposed Government Money Market Fund Merger is in the best interests of the Government Money Market Fund, the Prime Money Market Fund and their respective existing shareholders:

      (1) THE LACK OF ADEQUATE SHAREHOLDER DEMAND AND THE FAILURE TO ACCUMULATE ASSETS EXPERIENCED BY THE GOVERNMENT MONEY MARKET FUND OVER THE PAST TWO YEARS;

            The Trustees noted little to no asset growth over the past two years with respect to the Government Money Market Fund.

      (2) THE SIMILARITY OF THE STRATEGIES AND RISKS OF THE PRIME MONEY MARKET FUND AND THE GOVERNMENT MONEY MARKET FUND;

            The Trustees reviewed and compared the fundamental investment objectives, strategies, risks and investment portfolios of the Prime Money Market Fund with those of the Government Money Market Fund. The Trustees noted the differences between the fundamental investment objective of the Prime Money Market Fund (i.e., Current income consistent with stability of principal) with that of the Government Money Market Fund (i.e., High current income consistent with stability of principal and liquidity). The Trustees noted that the investment strategies of the Funds are similar, but the Government Money Market Fund concentrates its investments in U.S. Government securities, whereas the Prime Money

            Market Fund may invest in corporate securities. The Trustees considered that there may be less risk associated with the Government Money Market Fund, which concentrates its investments in U.S. Government securities, whereas the Prime Money Market Fund generally invests in domestic or foreign corporate securities, exposing the Fund to increased risk factors associated with those securities. Accordingly, the Trustees considered that there may be less credit risk associated with the Government Money Market Fund, which concentrates its investments in U.S. government securities, whereas the Prime Money Market Fund generally invests in domestic or foreign corporate securities, exposing the Fund to the increased credit risk associated with those securities.


            FTAM presented information showing, and the Trustees independently came to the conclusion, that the objectives, strategies, restrictions and investment portfolios of the Government Money Market Fund are similar to those of the Prime Money Market Fund.

      (3) THE QUALIFICATIONS AND EXPERIENCE OF FTAM AND THE PORTFOLIO MANAGER FOR THE PRIME MONEY MARKET FUND, AND THE PERFORMANCE HISTORY OF THE GOVERNMENT MONEY MARKET FUND AND THE PRIME MONEY MARKET FUND;

            The proposed merger will allow investment management to remain in the current investment adviser, FTAM. The Trustees considered the benefits that this arrangement will provide to shareholders of the Government Money Market Fund, including the managers' collective expertise.

            The Trustees reviewed and compared the performance history of the Government Money Market Fund and the Prime Money Market Fund. It was noted that the Prime Money Market Fund had produced slightly higher returns for the previous one-, three-, five- and ten-year periods and since the inception of the Funds.

      (4) THE CONTRACTUAL AND NET TOTAL EXPENSE RATIOS OF THE PRIME MONEY MARKET FUND AS COMPARED TO THE GOVERNMENT MONEY MARKET FUND;

            The Trustees reviewed contractual and net total expense ratios for the Government Money Market Fund and the Prime Money Market Fund and noted that Government Money Market Fund Institutional shareholders would benefit from a lower net total expense ratio as a result of the Government Money Market Fund Merger. The Trustees noted that the net total expense ratio of class A shares of the Government Money Market Fund was higher than the net total expense ratio of class A shares of the Prime Money Market Fund but considered that the contractual total expense ratio of the Government Money Market Fund was slightly higher and that FTAM had represented that voluntary fee waivers with respect to the Government Money Market Fund would not continue.

      (5) The fact that the potential benefits of the Government Money Market Fund Merger are expected to outweigh any negative potential direct or indirect consequences of the Government Money Market Fund Merger, including direct or indirect federal income tax consequences, to the shareholders of the Government Money Market Fund.

                                   PROPOSAL 5:

        REORGANIZATION OF THE BALANCED FUND INTO THE QUALITY GROWTH FUND

With respect to the merger of the Balanced Fund into the Quality Growth Fund (the "Balanced Fund Merger"), the Trustees considered the following factors, among other things, in concluding that participation in the proposed Balanced Fund Merger is in the best interests of the Balanced Fund, the Quality Growth Fund and their respective existing shareholders:

      (1) THE LACK OF ADEQUATE SHAREHOLDER DEMAND AND THE FAILURE TO ACCUMULATE ASSETS EXPERIENCED BY THE BALANCED FUND OVER THE PAST TWO YEARS;


            The Trustees noted a significant decrease in the net assets of the Balanced Fund over the past two years. The Trustees also noted that the Fund had experienced negative net sales during each of the previous one-, three-and five-year periods, along with declining gross sales during the same periods.


      (2) THE SIMILARITY OF THE EQUITY HOLDINGS OF THE BALANCED FUND AND THE QUALITY GROWTH FUND;


            The Trustees reviewed and compared the fundamental investment objectives, strategies, risks and investment portfolios of the Balanced Fund and the Quality Growth Fund. The Trustees noted the differences between the fundamental investment objective of the Balanced Fund (i.e., Long-term capital appreciation) with that of the Quality Growth Fund (i.e., Growth of capital, with income as a secondary objective). However, the Trustees also considered that one of the portfolio managers of the Quality Growth Fund also is the portfolio manager for the equity portion of the Balanced Fund and that the Funds have significant overlap with respect to equity holdings. The Trustees considered that the principal investment strategies of the Balanced Fund and the Quality Growth Fund bear some similarities with respect to the Funds' investments in growth stocks; however, the Trustees also considered that the Quality Growth Fund, unlike the Balanced Fund, does not typically invest in fixed income securities and value stocks. Therefore, the Balanced Fund intends to liquidate its bond holdings and may do so prior to the merger. The Trustees also reviewed and compared the risks associated with each of the Funds, noting that the Balanced Fund was considered to have less exposure to risk because it invests in fixed income securities as well as stocks.

      (3) THE QUALIFICATIONS AND EXPERIENCE OF FTAM AND THE PORTFOLIO MANAGER FOR THE QUALITY GROWTH FUND, AND THE PERFORMANCE HISTORY OF THE BALANCED FUND AND THE QUALITY GROWTH FUND;

            The Trustees reviewed and compared the performance history of the Balanced Fund and the Quality Growth Fund. It was noted that the Quality Growth Fund had outperformed the Balanced Fund over the previous, one-, three- and five-year periods and since the inception of the Funds.


            The Trustees also considered that the proposed Balanced Fund Merger will allow investment management to remain in the current investment adviser, FTAM, under the direction of (i) Amy Denn, a portfolio manager of the Balanced Fund (equity portion) and of the Quality Growth Fund since November 2006; and (ii) Jon Fisher, a portfolio manager of the Quality Growth Fund since September 2007. The Trustees considered the benefits that this arrangement will provide to shareholders of the Balanced Fund, including the portfolio managers' collective expertise.


      (4) THE CONTRACTUAL AND NET TOTAL EXPENSE RATIOS OF THE QUALITY GROWTH FUND AS COMPARED TO THE BALANCED FUND;

            The Trustees compared contractual and net total expense ratios of the Balanced Fund and the Quality Growth Fund and noted that the net total expense ratio of the Quality Growth Fund was higher than the current net total expense ratio of the Balanced Fund with respect to each share class. The Trustees noted, however, that the contractual total expense ratio of the Balanced Fund was higher than the net total expense ratio of the Quality Growth Fund with respect to each share class and that FTAM had represented that voluntary fee waivers with respect to the Balanced Fund would not continue.

      (5) The fact that the potential benefits of the Balanced Fund Merger are expected to outweigh any negative potential direct or indirect consequences of the Balanced Fund Merger, including direct or indirect federal income tax consequences, to the shareholders of the Balanced Fund.

FEDERAL INCOME TAX CONSEQUENCES.

The Transactions are intended to be tax-free reorganizations under Section 368(a) of the Code. As a condition to the relevant Funds' obligations to consummate the applicable Transaction, the Funds will receive an opinion from Ropes & Gray LLP, counsel to the Funds, with respect to such Transaction, in a form reasonably acceptable to such Funds, to the effect that, although not free from doubt, on the basis of the existing provisions of the Code, the Treasury Regulations promulgated thereunder, current administrative rules, and court decisions, generally for federal income tax purposes, except as noted below: (i) such Transaction will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code;
(ii) under Section 1032 of the Code, no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund; (iii) under Section 362(b) of the Code the basis in the hands of the Acquiring Fund of the assets of the Acquired Fund transferred to the Acquiring Fund in the Transaction will be the same as the basis of such assets in the hands of the Acquired Fund immediately prior to the transfer; (iv) under Section 1223(2) of the Code, the holding periods of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Acquired Fund; (v) under
Section 361 of the Code, no gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund's assets to the Acquiring Fund in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund, or upon the distribution of Acquiring Fund shares by the Acquired Fund to its shareholders in liquidation; (vi) under
Section 354 of the Code, no gain or loss will be recognized by the Acquired Fund's shareholders upon the exchange of their shares for Acquiring Fund shares;
(vii) under Section 358 of the Code, the aggregate basis of Acquiring Fund shares an Acquired Fund shareholder receives in connection with the Transaction will be the same as the aggregate basis of his or her Acquired Fund shares exchanged therefor; (viii) under Section 1223(1) of the Code, an Acquired Fund shareholder's holding period for his or her Acquiring Fund shares will be determined by including the period for which he or she held the Acquired Fund shares exchanged therefor, provided that he or she held such Acquired Fund shares as capital assets; and (ix) the Acquiring Fund will succeed to, and take into account the items of the Acquired Funds described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations thereunder.

Ropes & Gray LLP will express no view with respect to the effect of the Transactions on any transferred asset as to which any unrealized gain or loss is required to be recognized at the end of a taxable year (or on the termination or transfer thereof) under federal income tax principles.

The opinion will be based on certain factual certifications and representations made by the officers of the Funds and will also be based on customary assumptions. The opinion is not a guarantee that the tax consequences of the Transactions will be as described above.

Opinions of counsel are not binding upon the IRS or the courts. If a Transaction is consummated but does not qualify as a tax-free reorganization under the Code, a shareholder of the Acquired Fund would recognize a taxable gain or loss equal to the difference between his or her tax basis in his or her Acquired Fund shares and the fair market value of the Acquiring Fund shares he or she received.

A portion of the portfolio assets of the Acquired Funds will be sold in connection with the Transactions. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and that Acquired Fund's basis in such assets. Any net capital gains recognized in these sales will be distributed to such Acquired Fund's shareholders as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale, and such distributions will be taxable to shareholders.


At or before the closing of the Transactions, each Acquired Fund will, and each Acquiring Fund may, declare a distribution to shareholders, which together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net capital gains, including those realized on disposition of portfolio securities in connection with the Transactions (after reduction by any available capital loss carryforwards), if any, through the closing of the Transactions. Such distributions will be taxable to shareholders.


It is possible that each Acquiring Fund's ability to utilize either its own or the corresponding Acquired Fund's pre-Transaction losses to offset the post-Transaction gains of the combined fund will be limited as a result of the Transaction due to the application of loss limitation rules under federal tax law. In addition, for five years beginning after the closing date, the combined fund will not be allowed to offset gains "built-in" (unrealized) to either the Acquired or Acquiring Fund at the time of the Transaction against capital losses (including capital loss carryforwards) built in to the other Fund. As a result of these limitations, under certain circumstances the shareholders of either the Acquired or Acquiring Fund could receive distributions that are taxable in the hands of taxable shareholders earlier than they would if the Transaction were not to have occurred. The effect of these limitations, however, will depend on the amount of losses in each Fund at the time of the Transaction, and, in any event, these limitations will only affect taxable shareholders. Based on estimated information as of July 31, 2007, had the Transactions occurred on that date, the capital loss carryforwards of each of Technology Fund and Balanced Growth Fund would be limited and certain of the losses would expire without being used to offset gains of the combined fund.

In addition, since the shareholders of each Acquired Fund will receive shares of the corresponding Acquiring Fund, they will be allocated a proportionate share of any "built-in" gains in the Acquired Fund's assets, as well as any taxable gains realized by the Acquired Fund but not distributed to its shareholders prior to the Transaction, when such gains are eventually distributed by the Acquiring Fund. An Acquired Fund's built-in losses cannot be used to offset these built-in gains for a period of five years following the Transaction. As of July 31, 2007, (i) Mid Cap Growth Fund's net built-in gains equaled approximately 22% of its net assets, or $3.47 per share, and (ii) Quality Growth Fund's net built-in gains equaled approximately 14% of its net assets, or $2.53 per share. These percentages are substantially higher than the corresponding percentages, 3% and 6% respectively, of the gains built in to the Technology and Balanced Growth Funds. As of that date none of the other Acquiring Funds had built-in gains.

This description of the federal income tax consequences of the Transactions is made without regard to the particular facts and circumstances of any shareholder. Shareholders are urged to consult their own tax advisors as to the specific consequences to them of the Transactions, including the applicability and effect of state, local, non-U.S. and other tax laws.

VOTING RIGHTS.

Each shareholder of an Acquired Fund is entitled to one vote per share and a proportionate fractional vote for any fractional share. The former shareholders of each Acquired Fund, as holders of Advisor, Institutional, Class A, Class B or Class C shares, as applicable, of each Acquiring Fund, will vote separately as a Fund or a class on matters relating solely to that Fund or class. On all other matters, they will vote in the aggregate with shareholders of the Fund. As shareholders of the larger Acquiring Funds following the Transactions, the former shareholders of each of the Acquired Funds and Acquiring Funds will possess less proportional voting power when they vote separately as Acquiring Fund shareholders, or shareholders of the classes thereof, than they had when they voted separately as shareholders of the smaller Acquired Funds.

INFORMATION FILED WITH THE SECURITIES AND EXCHANGE COMMISSION.

Fifth Third Funds is subject to the informational requirements of the Securities Exchange Act of 1934 and in accordance therewith file reports and other information with the SEC. Reports, proxy and information statements, registration statements and other information filed by Fifth Third Funds can be inspected and copied at the public reference facilities of the SEC at 450 Fifth Street, N.W. Washington, D.C. 20549. Copies of such filings may also be available at the following SEC regional offices: 7 Tremont Street, Suite 600, Boston, MA 02108; 500 West Madison Street, Suite 1400, Chicago, IL 60611-2511; and the Curtis Center, Suite 1005E, 601 Walnut Street, Philadelphia, PA 19106. Copies of such materials can also be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549 at prescribed rates.

                               VOTING INFORMATION

Proxies are being solicited from shareholders of each of the Technology Fund, Intermediate Bond Fund, U.S. Government Bond Fund, Government Money Market Fund and Balanced Fund by the Trustees of Fifth Third Funds for the Special Meeting of shareholders to be held November 16, 2007, or at such later time made necessary by adjournment. This Combined Prospectus/Proxy Statement and the enclosed form of proxy voting card are being mailed to shareholders on or about September 28, 2007.

Proxies may be revoked at any time before they are voted either (i) by a written revocation received by the Clerk of the Trust, (ii) by properly executing a later-dated proxy, or (iii) by attending the Special Meeting and voting in person.

SOLICITATION OF PROXIES; RECORD DATE.

Proxies are being solicited by mail. In addition to soliciting proxies by mail, the Trustees and employees of the Trust may solicit proxies in person. Shareholders of record of each of the respective Technology Fund, Intermediate Bond Fund, U.S. Government Bond Fund, Government Money Market Fund and Balanced Fund at the close of business on September 24, 2007 (the "Record

Date"), will be entitled to vote at the Special Meeting of shareholders or any adjournment thereof. Each share is entitled to one vote as of the close of business on September 24, 2007.

APPROVAL OF PROPOSALS; REQUIRED VOTE.

All properly executed proxies received in time for the Special Meetings will be voted as specified in the proxy, or, if no specification is made, FOR the proposals set forth in Proposal 1, Proposal 2, Proposal 3, Proposal 4 and Proposal 5 of the Notice of Special Meeting to implement the reorganizations as described above. The Transactions contemplated by each Reorganization Agreement will be consummated only if: (1) a quorum (as described below) is present; (2) approved by the shareholders of the respective Technology Fund, Intermediate Bond Fund, U.S. Government Bond Fund, Government Money Market Fund and Balanced Fund voting as a Fund, in the manner described below; and (3) the closing conditions set forth in the Reorganization Agreement are satisfied. Approval of each Proposal by shareholders requires the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares of the Fund present at the meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. In the event the shareholders do not approve the reorganization, the Trustees of Fifth Third Funds will consider possible alternative arrangements in the best interests of Fifth Third Funds and its shareholders.

QUORUM AND METHODS OF TABULATION.

Pursuant to the Amended and Restated Agreement and Declaration of Trust, more than 50% of the shares entitled to vote, present in person or represented by proxy, constitutes a quorum for the transaction of business at the Special Meetings. Votes cast by proxy or in person at the Special Meetings will be counted by persons appointed by the Trust as tellers (the "Tellers") for the Special Meetings.

The Tellers will count the total number of votes cast "for" approval of the proposal for purposes of determining whether sufficient affirmative votes have been cast. The Tellers will count shares represented by proxies that reflect abstentions and "broker non-votes" (i.e., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote and (ii) the broker or nominee does not have discretionary voting power on a particular matter) as shares that are present on the matter for purposes of determining the presence of a quorum. Abstentions and broker non-votes will have the effect of negative votes on the proposal.

OUTSTANDING SHARES.

As of September 24, 2007, there were outstanding the following amount of shares of Institutional, Advisor, Class A, Class B or Class C Class of each of the respective Technology Fund, Intermediate Bond Fund, U.S. Government Bond Fund, Government Money Market Fund and Balanced Fund:


FUND-SHARE CLASS                                   OUTSTANDING SHARES
Technology Fund-Institutional Shares                    2,559,223.617
Technology Fund-Advisor Shares                            298,557.587
Technology Fund-Class A Shares                            258,585.270
Technology Fund-Class B Shares                             64,892.733
Technology Fund-Class C Shares                             14,611.853

Intermediate Bond Fund-Institutional Shares            48,910,037.382
Intermediate Bond Fund-Advisor Shares                      10,909.903
Intermediate Bond Fund-Class A Shares                   1,782,913.076
Intermediate Bond Fund-Class B Shares                     200,468.033
Intermediate Bond Fund-Class C Shares                      48,202.196

U.S. Government Bond Fund-Institutional Shares          2,500,110.024
U.S. Government Bond Fund-Class A Shares                  373,983.498
U.S. Government Bond Fund-Class C Shares                  124,107.430

Government Money Market Fund-Institutional Shares     167,399,179.110
Government Money Market Fund-Class A Shares            89,545,543.800

Balanced Fund-Institutional Shares                      1,728,001.374
Balanced Fund-Advisor Shares                                8,766.950
Balanced Fund-Class A Shares                            1,917,944.160
Balanced Fund-Class B Shares                              442,341.216
Balanced Fund- Class C Shares                              86,302.104

ADJOURNMENTS.

In the event that a quorum is not present and/or sufficient votes in favor of the proposal set forth in the Notice of Special Meetings are not received by the time scheduled for the Special Meetings, the persons named as proxies may propose one or more adjournments of the Special Meetings to permit further solicitation of proxies with respect to the proposal. Any such adjournments will require the affirmative vote of a plurality of the shares present in person or by proxy and entitled to vote at the sessions of the Special Meetings to be adjourned, as required by the Amended and Restated Agreement and Declaration of Trust and the Amended and Restated By-Laws of the Trust. The persons named as proxies will vote in favor of such adjournment those proxies that they are entitled to vote in favor of the proposal. They will vote against any such adjournment those proxies required to be voted against the proposal. The Fund pays the costs of any additional solicitation and of any adjourned session.

OTHER BUSINESS.

The Trustees know of no other business to be brought before the Special Meetings. However, if any other matters properly come before the Special Meetings, it is their intention that proxies which do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

THE BOARD OF TRUSTEES OF FIFTH THIRD FUNDS, INCLUDING THE INDEPENDENT TRUSTEES, UNANIMOUSLY RECOMMEND APPROVAL OF THE REORGANIZATION PLANS.

As demonstrated below, Fifth Third Bank is deemed a controlling person of ___________

With respect to the effect of this control on the voting rights of other security holders, Fifth Third Bank's vote may determine the outcome of each proposal.

CAPITALIZATION.

PRO FORMA COMBINED CAPITALIZATION (UNAUDITED) January 31, 2007 (Amounts in thousands except NAV per share).


The following sets forth the unaudited capitalization of the Acquiring Fund and the Fund(s) of the Fifth Third Funds as of January 31, 2007 on a pro forma combined basis, giving effect to the proposed acquisition of assets and net asset value as of that date. (a)



                                                                                                         PRO FORMA
                                                                                                         COMBINED
                                                                                                          MID CAP
                                          MID CAP       TECHNOLOGY                                        GROWTH
                                        GROWTH FUND        FUND        ADJUSTMENTS      ADJUSTMENTS        FUND
                                        -----------     ----------     -----------     -------------     ---------
NET ASSETS BY CLASS:

Institutional Shares                       $337,042       $ 48,010     $ 48,010(b)     $ (48,010)(c)      $385,052
Class A Shares                               32,213          3,876        3,876(b)        (3,876)(c)        36,089
Class B Shares                                6,226            879          879(b)          (879)(c)         7,105
Class C Shares                                1,045            744          744(b)          (744)(c)         1,789
Advisor Shares                                  756          3,759        3,759(b)        (3,759)(c)         4,515
                                           --------       --------     --------        ---------          --------
                                           $377,282       $ 57,268     $ 57,268        $ (57,268)         $434,550
                                           ========       ========     ========        =========          ========
SHARES OUTSTANDING BY CLASS:

Institutional Shares                         22,286          4,281        3,175(b)        (4,281)(c)        25,461
Class A Shares                                2,197            351          264(b)          (351)(c)         2,461
Class B Shares                                  450             84           63(b)           (84)(c)           513
Class C Shares                                   80             71           56(b)           (71)(c)           136
Advisor Shares                                   52            346          260(b)          (346)(c)           312
                                           --------       --------     --------        ---------          --------
                                             25,065          5,133        3,818           (5,133)           28,883
                                           ========       ========     ========        =========          ========
NET ASSET VALUE PER SHARE

Institutional Shares                       $  15.12       $  11.22                                        $  15.12
Class A Shares                             $  14.67       $  11.03                                        $  14.67
Class B Shares                             $  13.86       $  10.52                                        $  13.86
Class C Shares                             $  13.22       $  10.49                                        $  13.22
Advisor Shares                             $  14.45       $  10.88                                        $  14.45



(a) Assumes the merger(s) had been consummated on January 31, 2007 and is for informational purposes only. No assurance can be given as to how many shares of each class of each Acquiring Fund will be received by the shareholders of each respective class of each Fund(s) on the anticipated Closing Date, and the foregoing should not be relied upon to reflect the number of shares of the respective classes of each Fund that will be received on or after such date.

(b) Adjustment reflects capital (dollars, shares) issued by the indicated class of each Aquiring Fund in connection with each proposed reorganization.

(c) Adjustment reflects capital (dollars, shares) exchanged (retired) by the indicated class of each Fund in connection with each proposed reorganization.

Note: Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding


                                                    MERGER: BOND FUND ACQUIRES INTERMEDIATE BOND FUND

                                                                                                         PRO FORMA
                                                       INTERMEDIATE                                      COMBINED
                                           BOND            BOND                                            BOND
                                           FUND            FUND        ADJUSTMENTS      ADJUSTMENTS        FUND
                                        -----------     ----------     -----------     -------------     ---------
NET ASSETS BY CLASS:

Institutional Shares                    $   266,900      $434,349      $ 434,349(b)    $ (434,349)(c)    $ 701,249
Class A Shares                               10,363        19,919         19,919(b)       (19,919)(c)       30,282
Class B Shares                                2,450         2,052          2,052(b)        (2,052)(c)        4,502
Class C Shares                                  251           715            715(b)          (715)(c)          966
Advisor Shares                                  235            64             64(b)           (64)(c)          299
                                        -----------      --------      ---------       ----------        ---------
                                        $   280,199      $457,099      $ 457,099       $ (457,099)       $ 737,298
                                        ===========      ========      =========       ==========        =========
SHARES OUTSTANDING BY CLASS:

Institutional Shares                         27,283        45,255         44,412(b)       (45,255)(c)       71,695
Class A Shares                                1,059         2,070          2,037(b)        (2,070)(c)        3,096
Class B Shares                                  250           214            210(b)          (214)(c)          460
Class C Shares                                   27            75             73(b)           (75)(c)          100
Advisor Shares                                   24             6              7(b)            (6)(c)           31
                                        -----------      --------      ---------       ----------        ---------
                                             28,643        47,620         46,739          (47,620)          75,382
                                        ===========      ========      =========       ==========        =========
NET ASSET VALUE PER SHARE

Institutional Shares                    $      9.78      $   9.60                                        $    9.78
Class A Shares                          $      9.78      $   9.63                                        $    9.78
Class B Shares                          $      9.78      $   9.57                                        $    9.78
Class C Shares                          $      9.78      $   9.59                                        $    9.78
Advisor Shares                          $      9.78      $   9.59                                        $    9.78



                                                   MERGER: BOND FUND ACQUIRES U.S. GOVERNMENT BOND FUND

                                                           U.S.                                          PRO FORMA
                                                        GOVERNMENT                                       COMBINED
                                           BOND            BOND                                            BOND
                                           FUND            FUND        ADJUSTMENTS      ADJUSTMENTS        FUND
                                        -----------     ----------     -----------     -------------     ---------
NET ASSETS BY CLASS:

Institutional Shares                    $   266,900      $ 26,317      $  26,317(b)    $   26,317)(c)    $ 293,217
Class A Shares                               10,363        22,444         22,444(b)       (22,444)(c)       32,807
Class B Shares                                2,450            --             --(b)            --(c)         2,450
Class C Shares                                  251         1,439          1,439(b)        (1,439)(c)        1,690
Advisor Shares                                  235             3              3(b)            (3)(c)          238
                                        -----------      --------      ---------       ----------        ---------
                                        $   280,199      $ 50,203      $  50,203       $  (50,203)       $ 330,402
                                        ===========      ========      =========       ==========        =========
SHARES OUTSTANDING BY CLASS:

Institutional Shares                         27,283         2,633          2,691(b)        (2,633)(c)       29,974
Class A Shares                                1,059         2,243          2,295(b)        (2,243)(c)        3,354
Class B Shares *                                250            --             --(b)            --(c)           250
Class C Shares                                   27           145            147(b)          (145)(c)          174
Advisor Shares ^                                 24            --             --(b)            --(c)            24
                                        -----------      --------      ---------       ----------        ---------
                                             28,643         5,021          5,133           (5,021)          33,776
                                        ===========      ========      =========       ==========        =========
NET ASSET VALUE PER SHARE

Institutional Shares                    $      9.78       $  9.99                                        $    9.78
Class A Shares                          $      9.78       $ 10.01                                        $    9.78
Class B Shares                          $      9.78            NA                                        $    9.78
Class C Shares                          $      9.78       $  9.92                                        $    9.78
Advisor Shares                          $      9.78       $ 10.00                                        $    9.78



                                             MERGER: BOND FUND ACQUIRES BOTH THE INTERMEDIATE BOND FUND AND THE
                                                                  U.S. GOVERNMENT BOND FUND

                                                                          U.S.
                                                       INTERMEDIATE    GOVERNMENT
                                           BOND            BOND           BOND
                                           FUND            FUND           FUND          ADJUSTMENTS      ADJUSTMENTS
                                        -----------     ----------     -----------     -------------    -------------
NET ASSETS BY CLASS:

Institutional Shares                    $   266,900      $434,349       $  26,317       $ 460,666(b)    $(460,666)(c)
Class A Shares                               10,363        19,919          22,444          42,363(b)      (42,363)(c)
Class B Shares *                              2,450         2,052              --           2,052(b)       (2,052)(c)
Class C Shares                                  251           715           1,439           2,154(b)       (2,154)(c)
Advisor Shares                                  235            64               3              67(b)          (67)(c)
                                        -----------      --------       ---------       ---------       ---------
                                        $   280,199      $457,099       $  50,203       $ 507,302       $(507,302)
                                        ===========      ========       =========       =========       =========
SHARES OUTSTANDING BY CLASS:

Institutional Shares                         27,283        45,255           2,633          47,103(b)      (47,888)(c)
Class A Shares                                1,059         2,070           2,243           4,332(b)       (4,313)(c)
Class B Shares *                                250           214              --             210(b)         (214)(c)
Class C Shares                                   27            75             145             220(b)         (220)(c)
Advisor Shares ^                                 24             6              --               7(b)           (6)(c)
                                        -----------      --------       ---------       ---------       ---------
                                             28,643        47,620           5,021          51,872         (52,641)
                                        ===========      ========       =========       =========       =========
NET ASSET VALUE PER SHARE

Institutional Shares                    $      9.78      $   9.60        $   9.99
Class A Shares                          $      9.78      $   9.63        $  10.01
Class B Shares                          $      9.78      $   9.57              NA
Class C Shares                          $      9.78      $   9.59        $   9.92
Advisor Shares                          $      9.78      $   9.59        $  10.00

                                                        PRO FORMA
                                                         COMBINED
                                                           FUND
                                                        ----------
NET ASSETS BY CLASS:

Institutional Shares                                    $  727,566
Class A Shares                                              52,726
Class B Shares *                                             4,502
Class C Shares                                               2,405
Advisor Shares                                                 302
                                                        ----------
                                                        $  787,501
                                                        ==========
SHARES OUTSTANDING BY CLASS:

Institutional Shares                                        74,386
Class A Shares                                               5,391
Class B Shares *                                               460
Class C Shares                                                 247
Advisor Shares ^                                                31
                                                        ----------
                                                            80,515
                                                        ==========
NET ASSET VALUE PER SHARE

Institutional Shares                                    $     9.78
Class A Shares                                          $     9.78
Class B Shares                                          $     9.78
Class C Shares                                          $     9.78
Advisor Shares                                          $     9.78


(a) Assumes the merger(s) had been consummated on January 31, 2007 and is for informational purposes only. No assurance can be given as to how many shares of each class of each Acquiring Fund will be received by the shareholders of each respective class of each Fund(s) on the anticipated Closing Date, and the foregoing should not be relied upon to reflect the number of shares of the respective classes of each Fund that will be received on or after such date.

(b) Adjustment reflects capital (dollars, shares) issued by the indicated class of each Aquiring Fund in connection with each proposed reorganization.

(c) Adjustment reflects capital (dollars, shares) exchanged (retired) by the indicated class of the of each Fund in connection with each proposed reorganization. Note: Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

*     U.S. Government Bond Fund does not have Class B shares.


^ Represents fewer than 500 shares outstanding for and issued to U.S. Government Bond Fund.


                                                                                                        PRO FORMA
                                                                                                         COMBINED
                                                                                                          PRIME
                                                        GOVERNMENT                                        MONEY
                                        PRIME MONEY    MONEY MARKET                                       MARKET
                                        MARKET FUND        FUND        ADJUSTMENTS      ADJUSTMENTS        FUND
                                        -----------     ----------     -----------     -------------    ----------
NET ASSETS BY CLASS:

Institutional Shares                    $   579,409      $133,678      $133,678(b)     $(133,678)(c)    $  713,087

Class A Shares                              551,828        90,673        90,673(b)       (90,673)(c)       642,501
Class B Shares *                              1,112            --                                            1,112
Class C Shares *                              1,237            --                                            1,237
Advisor Shares *                              3,060            --                                            3,060
                                        -----------      --------      --------        ---------         ---------
                                        $ 1,136,646      $224,351      $224,351        $(224,351)       $1,360,997
                                        ===========      ========      ========        =========         =========
SHARES OUTSTANDING BY CLASS:

Institutional Shares                        579,450       133,691       133,691(b)      (133,691)(c)       713,141
Class A Shares                              551,836        90,709        90,709(b)       (90,709)(c)       642,545
Class B Shares *                              1,113            --                                            1,113
Class C Shares *                              1,237            --                                            1,237
Advisor Shares *                              3,060            --                                            3,060
                                        -----------      --------      --------        ---------         ---------
                                          1,136,696       224,400       224,400         (224,400)        1,361,096
                                        ===========      ========      ========        =========         =========
NET ASSET VALUE PER SHARE

Institutional Shares                    $      1.00      $   1.00                                       $     1.00
Class A Shares                          $      1.00      $   1.00                                       $     1.00
Class B Shares                          $      1.00      $   1.00                                       $     1.00
Class C Shares                          $      1.00      $   1.00                                       $     1.00
Advisor Shares                          $      1.00      $   1.00                                       $     1.00



(a) Assumes the merger(s) had been consummated on January 31, 2007 and is for informational purposes only. No assurance can be given as to how many shares of each class of each Acquiring Fund will be received by the shareholders of each respective class of each Fund(s) on the anticipated Closing Date, and the foregoing should not be relied upon to reflect the number of shares of the respective classes of each Fund that will be received on or after such date.

(b) Adjustment reflects capital (dollars, shares) issued by the indicated class of each Aquiring Fund in connection with each proposed reorganization.

(c) Adjustment reflects capital (dollars, shares) exchanged (retired) by the indicated class of each Fund in connection with each proposed reorganization.

Note: Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

*     Government Money Market Fund does not offer Class B, C or Advisor shares.


                                                                                                         PRO FORMA
                                                                                                         COMBINED
                                                                                                          QUALITY
                                          QUALITY       BALANCED                                          GROWTH
                                        GROWTH FUND       FUND         ADJUSTMENTS     ADJUSTMENTS         FUND
                                        -----------     ----------     -----------     -------------    ----------
NET ASSETS BY CLASS:
Institutional Shares                    $   588,105      $ 32,517      $ 32,517(b)     $ (32,517)(c)     $ 620,622
Class A Shares                              104,973        31,266        31,266(b)       (31,266)(c)       136,239
Class B Shares                               12,362         6,815         6,815(b)        (6,815)(c)        19,177
Class C Shares                                2,634         1,405         1,405(b)        (1,405)(c)         4,039
Advisor Shares                                2,159           124           124(b)          (124)(c)         2,283
                                        -----------      --------      --------         --------         ---------
                                        $   710,233      $ 72,127      $ 72,127        $ (72,127)        $ 782,360
                                        ===========      ========      ========         ========         =========
SHARES OUTSTANDING BY CLASS:

Institutional Shares                         33,865         2,472         1,872(b)        (2,472)(c)        35,737
Class A Shares                                6,176         2,390         1,839(b)        (2,390)(c)         8,015
Class B Shares                                  760           527           419(b)          (527)(c)         1,179
Class C Shares                                  166           109            89(b)          (109)(c)           255
Advisor Shares                                  129            10             7(b)           (10)(c)           136
                                        -----------      --------      --------         --------         ---------
                                             41,096         5,508         4,226           (5,508)           45,322
                                        ===========      ========      ========         ========         =========
NET ASSET VALUE PER SHARE

Institutional Shares                    $     17.37      $  13.16                                        $   17.37
Class A Shares                          $     17.00      $  13.08                                        $   17.00
Class B Shares                          $     16.26      $  12.93                                        $   16.26
Class C Shares                          $     15.84      $  12.91                                        $   15.84
Advisor Shares                          $     16.80      $  13.05                                        $   16.80


(a) Assumes the merger(s) had been consummated on January 31, 2007 and is for informational purposes only. No assurance can be given as to how many shares of each class of each Acquiring Fund will be received by the shareholders of each respective class of each Fund(s) on the anticipated Closing Date, and the foregoing should not be relied upon to reflect the number of shares of the respective classes of each Fund that will be received on or after such date.

(b) Adjustment reflects capital (dollars, shares) issued by the indicated class of each Aquiring Fund in connection with each proposed reorganization.

(c) Adjustment reflects capital (dollars, shares) exchanged (retired) by the indicated class of each Fund in connection with each proposed reorganization.

Note: Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding


                                OTHER INFORMATION

ADVISER AND ADMINISTRATOR.

Fifth Third Asset Management, Inc., 38 Fountain Square Plaza, Cincinnati, Ohio 45263, is the investment adviser and administrator to each of the Funds.

State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111-2900, is the sub-administrator to each of the Funds.

INTEREST OF CERTAIN PERSONS

FTAM may be deemed to have an interest in the merger because it provides investment advisory and administrative services to the Funds.

OUTSTANDING SHARES AND SIGNIFICANT SHAREHOLDERS.

Appendix C to this Combined Prospectus/Proxy Statement lists the total number of shares outstanding as of the Record Date for each class of the Acquired Funds entitled to vote at the Special Meetings. It also identifies holders of more than 5% or 25% of any class of shares of the Acquired and Acquiring Funds.

OTHER FINANCIAL AND PERFORMANCE INFORMATION.

Financial highlights for the Acquiring Funds are included in Appendix D to this Prospectus/Proxy Statement. The Funds' Annual and Semi-Annual Reports (which also include the report of independent registered public accountants) and prospectuses are available free of charge at the address and telephone number set forth on the cover page of this Combined Prospectus/Proxy Statement.

CONTENTS OF THE APPENDICES.

      o Appendix A - Form of Agreement and Plan of Reorganization relating to the proposed Transactions.

      o Appendix B - Information relating to the Acquiring Funds, including information with respect to its investment goal, principal investment strategies and risks, procedures for buying, selling and exchanging shares, pricing of shares, dividends and distributions and certain tax matters.

      o Appendix C - Information regarding the share ownership of the Acquired Funds and the Acquiring Funds.


      o     Appendix D - Financial highlights for the Acquiring Funds.

                                   APPENDIX A

                                FIFTH THIRD FUNDS
                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

FIFTH THIRD ______ FUND ("ACQUIRED FUND") AND FIFTH THIRD ______ FUND ("ACQUIRING FUND")

This Agreement and Plan of Reorganization, having been approved by the Board of Trustees of Fifth Third Funds, is made as of ________, 2007 between Fifth Third Funds, on behalf of Acquired Fund ("Acquired Fund") and Acquiring Fund ("Acquiring Fund"), and Fifth Third Asset Management, Inc. ("FTAM") (the "Plan"). The capitalized terms used herein shall have the meaning ascribed to them in this Plan.

1. OVERVIEW OF PLAN OF REORGANIZATION

      (a) Acquired Fund will sell, assign, convey, transfer and deliver to Acquiring Fund, and Acquiring Fund will acquire, on the Exchange Date, all of the properties and assets existing at the Valuation Time in Acquired Fund, subject to liabilities.

      In consideration therefor, Acquiring Fund shall, on the Exchange Date, assume all of the liabilities of Acquired Fund existing at the Valuation Time and transfer to Acquired Fund a number of full and fractional units of beneficial interest ("Shares") (such Shares being [Advisor, Institutional, Class A, Class B or Class C Shares]) of Acquiring Fund having an aggregate net asset value equal to the value of the assets of Acquired Fund transferred to Acquiring Fund on such date less the value of all of the liabilities of Acquired Fund assumed by Acquiring Fund on that date. It is intended that the reorganization described in this Plan shall be a tax-free reorganization under Section 368 of the Internal Revenue Code of 1986, as amended (the "Code").

      (b) Upon consummation of the transaction described in paragraph 1(a) of this Plan, Acquired Fund in complete liquidation shall distribute to its respective shareholders of record as of the Exchange Date the Acquiring Fund Shares received by it, each shareholder being entitled to receive that number of such Acquiring Fund Shares equal to the total of (i) the proportion which the number of Shares of Acquired Fund held by such shareholder bears to the number of such Shares of Acquired Fund outstanding on such date multiplied by (ii) the total number of Acquiring Fund Shares received by the Acquired Fund, as of the Exchange Date. Acquired Fund shareholders of record holding [Advisor, Institutional, Class A, Class B or Class C Shares] will receive [Advisor, Institutional, Class A, Class B or Class C Shares], respectively, of Acquiring Fund.

2. REPRESENTATIONS AND WARRANTIES OF FIFTH THIRD FUNDS.

Each of the Fifth Third Funds, Acquiring Fund and Acquired Fund warrant to and agree that:

      (a) Fifth Third Funds is a business trust duly established and validly existing under the laws of The Commonwealth of Massachusetts and has power to carry on its business as it is now being conducted and to carry out this Plan. Each of Fifth Third Funds, Acquired Fund and Acquiring Fund is not required to qualify as a foreign association in any jurisdiction. Each of Fifth Third Funds, Acquired Fund and Acquiring Fund has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on business as now being conducted and to fulfill the terms of this Plan, except as set forth in Section 2(i).

      (b) Fifth Third Funds is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and such registration has not been revoked or rescinded and is in full force and effect.

      (c) The statements of assets and liabilities, statements of operations, statements of changes in net assets and schedules of investments (indicating their market values) for each of Acquired Fund and Acquiring Fund for the year ended July 31, 2007, fairly present the financial position of each of Acquired Fund and Acquiring Fund as of such date, and said statements of operations and changes in net assets and financial highlights fairly reflect the results of operations, changes in net assets and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles.

      (d) The prospectuses of each of Acquired Fund and Acquiring Fund dated November 29, 2006, as amended, as filed with the Securities and Exchange Commission (the "Commission") (the "Prospectuses") and the Statement of Additional Information for Fifth Third Funds, dated November 29, 2006, as amended (the "Statement of Additional Information"), as filed with the Commission, did not as of such date, and will not as of the Exchange Date, contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

      (e) There are no material legal, administrative or other proceedings pending or, to the knowledge of Fifth Third Funds, Acquired Fund or Acquiring Fund, overtly threatened against Fifth Third Funds, Acquired Fund or Acquiring Fund, which assert liability on the part of Fifth Third Funds, Acquired Fund or Acquiring Fund.

      (f) There are no material contracts outstanding to which Fifth Third Funds, Acquired Fund or Acquiring Fund is a party, other than as disclosed in Fifth Third Funds' Prospectuses and Statement of Additional Information or in the Registration Statement.

      (g) Acquired Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown on its statement of assets and liabilities as of July 31, 2007, referred to above and those incurred in the ordinary course of the business of Fifth Third Funds as an investment company or Acquired Fund since such date. Prior to the Exchange Date, Acquired Fund will advise Acquiring Fund of all known material liabilities, contingent or otherwise, incurred by it subsequent to July 31, 2007, whether or not incurred in the ordinary course of business.

      (h) As of the Exchange Date, Fifth Third Funds and each of Acquired Fund and Acquiring Fund will have filed all federal and other tax returns which, to the knowledge of Fifth Third Funds' officers, have been required to be filed by Acquired Fund or Acquiring Fund, respectively, and will have paid or will pay all federal and other taxes shown to be due on such returns or on any assessments received by Acquired Fund or Acquiring Fund, respectively. As of the Exchange Date, to such officers' knowledge, each of Acquired Fund and Acquiring Fund (i) will have adequately provided for all tax liabilities on its books,
(ii) will not have had any tax deficiency or liability asserted against it, or question with respect thereto raised, and (iii) will not be under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

      (i) As used in this Plan, the term "Investments" shall mean the Acquired Fund's investments shown on the schedule of its portfolio investments as of July 31, 2007, referred to in Section 2(c) hereof, as supplemented with such changes as Fifth Third Funds or the Acquired Fund shall make after July 31, 2007, which changes shall be disclosed to Fifth Third Funds and the Acquiring Fund, and changes resulting from stock dividends, stock split-ups, mergers and similar corporate actions.

      (j) Each of Acquired Fund and Acquiring Fund has elected to qualify and has qualified as, and has met the requirements of subchapter M of the Code for treatment as a "regulated investment company" within the meaning of Section 851 of the Code in respect of each taxable year since the commencement of operations, and will continue to so qualify and meet such requirements at all times through the Exchange Date. Neither Acquired Fund nor Acquiring Fund has at any time since its inception been liable (nor is now liable) for any material income or excise tax pursuant to Section 852 or 4982 of the Code. Each of Acquired Fund and Acquiring Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and to withholding in respect of dividends and other distributions to shareholders, and is not liable for any material penalties which could be imposed thereunder.

      (k) No consent, approval, authorization or order of any governmental authority is required for the consummation by Fifth Third Funds, Acquired Fund or Acquiring Fund of the transaction contemplated by this Plan, except such as may be required under the Securities Act of 1933 (the "1933 Act"), the Securities Exchange Act of 1934 ("the 1934 Act"), the 1940 Act, state securities or Blue Sky laws or the Hart-Scott-Rodino Antitrust Improvements Act of 1976.

      (l) As of both the Valuation Time and the Exchange Date and otherwise as described in Section 2(i), Fifth Third Funds on behalf of Acquiring Fund will have full right, power and authority to purchase the Investments and any other assets and assume the liabilities of Acquired Fund to be transferred to Acquiring Fund pursuant to this Plan.

      (m) The Registration Statement, the Prospectuses and the Proxy Statement, on the effective date of the Registration Statement and insofar as they relate to Fifth Third Funds, Acquired Fund and Acquiring Fund: (i) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading; and at the time of the shareholders' meeting referred to in Section 8 of this Plan and at the Exchange Date, the Prospectuses, as amended or supplemented by any amendments or supplements filed with the Commission by Fifth Third Funds, Acquired Fund or Acquiring Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement, the Prospectuses or the Proxy Statement made in reliance upon and in conformity with information furnished by Acquired Fund or Acquiring Fund for use in the Registration Statement, the Prospectuses or the Proxy Statement.

      (n) Acquiring Fund Shares to be issued to Acquired Fund have been duly authorized and, when issued and delivered pursuant to this Plan and the Prospectuses, will be legally and validly issued and will be fully paid and nonassessable by Fifth Third Funds and no shareholder of Fifth Third Funds will have any preemptive right of subscription or purchase in respect thereof.

      (o) The issuance of Acquiring Fund Shares pursuant to this Plan will be in compliance with all applicable federal and state securities laws.

3. REORGANIZATION.

      (a) Subject to the requisite approval of the shareholders of Acquired Fund (in respect of the Acquired Fund Reorganization, as hereafter defined) and to the other terms and conditions contained herein (including Acquired Fund's obligation described in Section 9(j) hereof to distribute to its respective shareholders all of its undistributed investment company taxable income (as defined in Section 852 of the Code), if any, and net capital gain (as defined in
Section 1222 of the Code)), Acquired Fund will agree to sell, assign, convey, transfer and deliver to Acquiring Fund, and Acquiring Fund will agree to acquire from Acquired Fund, on the Exchange Date all of the Investments and all of the cash and other assets of Acquired Fund, subject to liabilities, in exchange for that number of Shares of Acquiring Fund provided for in Section 4 and the assumption by Acquiring Fund of all of the liabilities of Acquired Fund. Pursuant to this Plan, Acquired Fund will, as soon as practicable after the Exchange Date, distribute in liquidation all of the Acquiring Fund Shares received by it to its shareholders in exchange for their respective Shares of Acquired Fund.

      (b) Fifth Third Funds, on behalf of Acquired Fund, will pay or cause to be paid to Acquiring Fund any interest and cash dividends received by it on or after the Exchange Date with respect to the Investments transferred to Acquiring Fund hereunder. Fifth

Third Funds, on behalf of Acquired Fund, will transfer to Acquiring Fund any rights, stock dividends, or other securities received by Acquired Fund after the Exchange Date as stock dividends or other distributions on or with respect to the Investments transferred, which rights, stock dividends, and other securities shall be deemed included in the assets transferred to Acquiring Fund at the Exchange Date and shall not be separately valued, in which case any such distribution that remains unpaid as of the Exchange Date shall be included in the determination of the value of the assets of Acquired Fund acquired by Acquiring Fund.

4. EXCHANGE DATE; VALUATION TIME.

On the Exchange Date, Acquiring Fund will deliver to Acquired Fund a number of Acquiring Fund Shares having an aggregate net asset value equal to the value of the assets attributable to each corresponding class of Shares of Acquired Fund acquired by Acquiring Fund, less the value of the liabilities of Acquired Fund assumed, determined as hereafter provided in this Section 4.

      (a) Subject to Section 4(d) hereof, the value of Acquired Fund's net assets will be computed as of the Valuation Time using the valuation procedures for Acquiring Fund set forth in the Prospectuses and Statement of Additional Information. In no event shall the same security held by the Acquired Fund and Fifth Third Funds be valued at different prices.

      (b) Subject to Section 4(d) hereof, the net asset value of a Share of Acquiring Fund will be determined to the nearest full cent as of the Valuation Time, using the valuation procedures set forth in the Fifth Third Funds Prospectuses for Acquiring Fund.

      (c) Subject to Section 4(d), the Valuation Time shall be [time] on [date], or such earlier or later days as may be established by the proper officers of Fifth Third Funds (the "Valuation Time").

      (d) No formula will be used to adjust the net asset value of Acquired Fund or Acquiring Fund to take into account differences in realized and unrealized gains and losses.

      (e) Acquiring Fund shall issue its Shares to Acquired Fund on one share deposit receipt registered in the name of Acquired Fund. Acquired Fund shall distribute in liquidation the Acquiring Fund Shares received by it hereunder pro rata to its shareholders by redelivering such share deposit receipt to Fifth Third Funds' transfer agent which will as soon as practicable set up open accounts for each Acquired Fund shareholder, in accordance with written instructions furnished by Acquired Fund.

      (f) Acquiring Fund shall assume all liabilities of Acquired Fund, whether accrued or contingent, in connection with the acquisition of assets and subsequent dissolution of Acquired Fund or otherwise, except that recourse for assumed liabilities relating to Acquired Fund will be limited to Acquiring Fund.

5. EXPENSES, FEES, ETC.

      (a) All fees and expenses incurred by Acquired Fund, Acquiring Fund and/or FTAM (the investment adviser of both Acquired Fund and Acquiring Fund) directly in connection with the consummation the transaction contemplated by this Plan will be borne by FTAM, including the costs of proxy materials, proxy solicitations and legal expenses. All such fees and expenses incurred and so borne by FTAM will be solely and directly related to the transaction contemplated by this Plan and will be paid directly by FTAM to the relevant providers of services or other payees, in accordance with the principles set forth in Revenue Ruling 73-54, 1973-1 C.B. 187. Fees and expenses not incurred directly in connection with the consummation of the transaction contemplated by this Plan will be paid by the party directly incurring such expenses. Notwithstanding any of the foregoing, fees and expenses shall in any event be paid by the party directly incurring such fees and expenses if and to the extent that the payment by FTAM of such fees and expenses would result in the disqualification of such party as a regulated investment company within the meaning of Section 851 of the Code. Acquired Fund shareholders will pay their respective expenses, if any, incurred in connection with the transaction contemplated by this Plan. Neither FTAM nor Acquired Fund nor Acquiring Fund will pay Acquired Fund shareholders' expenses.

      (b) Notwithstanding any other provisions of this Plan, if for any reason the transaction contemplated by this Plan is not consummated, no party shall be liable to the other party for any damages resulting therefrom, including without limitation consequential damages.

6. PERMITTED ASSETS.

Fifth Third Funds and Acquired Fund will agree to review the assets of Acquired Fund to ensure that at any time prior to the Exchange Date the assets of Acquired Fund do not include any assets that Acquiring Fund is not permitted, or reasonably believes to be unsuitable for it, to acquire, including without limitation any security that, prior to its acquisition by Acquired Fund, is unsuitable for Acquiring Fund to acquire.

7. EXCHANGE DATE.

Delivery of the assets of Acquired Fund to be transferred, assumption of the liabilities of Acquired Fund to be assumed, and the delivery of Acquiring Fund Shares to be issued shall be made at the offices of ___________ , at [time] on [date], or at such other times and dates established by the proper officers of Fifth Third Funds, the date and time upon which such delivery is to take place being referred to herein as the "Exchange Date."

8. SPECIAL MEETING OF SHAREHOLDERS; DISSOLUTION.

Acquired Fund will agree to call a special meeting of the shareholders as soon as is practicable after the effective date of the Registration Statement for the purpose of considering the sale of all of the assets of Acquired Fund to and the assumption of all of the liabilities of Acquired Fund by Acquiring Fund as herein provided, and approving this Plan, and it shall be a condition to the obligations of each of the parties hereto that the holders of the Shares of Acquired Fund shall have approved this Plan and the transaction contemplated herein in the manner required by law and Fifth Third Funds' Declaration of Trust and Bylaws at such a meeting on or before the Valuation Time.

9. CONDITIONS TO BE MET REGARDING THE TRANSACTION.

The consummation by the Acquired Fund and Acquiring Fund of the reorganization of the Acquired Fund with and into the Acquiring Fund ("Acquired Fund Reorganization") shall be subject to the following conditions:

      (a) This Plan shall have been adopted and the transaction contemplated hereby, shall have been approved by the shareholders of Acquired Fund in the manner required by law.

      (b) Acquired Fund shall have furnished to Acquiring Fund a statement of each of Acquired Fund's assets and liabilities, with values determined as provided in Section 3 of this Plan, together with a list of Investments with their respective tax costs, all as of the Valuation Time, certified on Acquired Fund's behalf by its President (or any Vice President) and Treasurer, and a certificate of both such officers, dated the Exchange Date, to the effect that as of the Valuation Time and as of the Exchange Date there has been no material adverse change in the financial position of Acquired Fund since November 29, 2006, other than changes in the Investments since that date or changes in the market value of the Investments, or changes due to net redemptions of Shares of Acquired Fund, dividends paid or losses from operations.

      (c) As of the Valuation Time and as of the Exchange Date, all representations and warranties of Fifth Third Funds, Acquiring Fund and Acquired Fund made in Section 2 of this Plan are true and correct in all material respects as if made at and as of such dates, Acquired Fund has complied with all requirements of this Plan to be performed or satisfied at or prior to each of such dates, and Acquired Fund shall have furnished to Acquiring Fund a statement, dated the Exchange Date, signed by Fifth Third Funds' President (or any Vice President) and Treasurer certifying those facts as of such dates.

      (d) There shall not be any material litigation pending with respect to the matters contemplated by this Plan.

      (e) Fifth Third Funds shall have received an opinion of Ropes & Gray LLP dated the Exchange Date to the effect that: (i) Fifth Third Funds is a business trust duly established and validly existing under the laws of the Commonwealth of Massachusetts, and neither Fifth Third Funds, Acquired Fund nor Acquiring Fund is, to the knowledge of such counsel, required to qualify to do business as a foreign association in any jurisdiction; (ii) Fifth Third Funds and Acquired Fund have power to sell, assign, convey, transfer and deliver the Investments and other assets contemplated hereby and, upon consummation of the transaction contemplated hereby in accordance with the terms of this Plan, Fifth Third Funds and Acquired Fund will have duly sold, assigned, conveyed, transferred and delivered such Investments and other assets to Acquiring Fund; (iii) the adoption of this Plan did not, and the consummation of the transaction contemplated hereby will not, violate Fifth Third Funds' Declaration of Trust or Bylaws, as amended, or any provision of any agreement known to such counsel to which Fifth Third Funds is a party or by which it is bound; (iv) no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Fifth Third Funds of the transaction contemplated hereby, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act; (v) this Plan has been duly authorized by Fifth Third Funds and is a valid and binding obligation of Fifth Third Funds; and (vi) the Shares of Acquiring Fund to be delivered to Acquired Fund as provided for by this Plan are duly authorized and upon such delivery will be validly issued and will be fully paid and nonassessable by Fifth Third Funds and no shareholder of Fifth Third Funds has any preemptive right to subscription or purchase in respect thereof.

      (f) With respect to the Acquired Fund Reorganization, Fifth Third Funds, on behalf of Acquired Fund and Acquiring Fund shall have received an opinion of Ropes & Gray LLP addressed to Acquired Fund and Acquiring Fund and dated the Exchange Date (which opinion will be based upon certain factual representations and subject to certain qualifications) to the effect that, on the basis of the existing provisions of the Code, Treasury Regulations, current administrative rules and court decisions, generally for federal income tax purposes, except as noted below: (i) the transaction contemplated by this Plan will constitute a reorganization within the meaning of Section 368(a) of the Code, and Acquiring Fund and Acquired Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by Acquiring Fund upon the receipt of the assets of Acquired Fund in exchange for Acquiring Fund Shares and the assumption by Acquiring Fund of the liabilities of Acquired Fund; (iii) the basis in the hands of Acquiring Fund of the assets of Acquired Fund transferred to Acquiring Fund in the transaction contemplated by this Plan will be the same as the basis of such assets in the hands of Acquired Fund immediately prior to the transfer; (iv) the holding periods of the assets of Acquired Fund in the hands of Acquiring Fund will include the periods during which such assets were held by Acquired Fund; (v) no gain or loss will be recognized by Acquired Fund upon the transfer of Acquired Fund's assets to Acquiring Fund in exchange for Acquiring Fund Shares and the assumption by Acquiring Fund of the liabilities of Acquired Fund, or upon the distribution of Acquiring Fund Shares by Acquired Fund to its shareholders in liquidation; (vi) no gain or loss will be recognized by Acquired Fund shareholders upon the exchange of their Acquired Fund Shares for Acquiring Fund Shares; (vii) the aggregate basis of Acquiring Fund Shares a Acquired Fund shareholder receives in connection with the transaction contemplated by this Plan will be the same as the aggregate basis of his or her Acquired Fund exchanged therefor; (viii) a Acquired Fund shareholder's holding period for his or her Acquiring Fund Shares will be determined by including the period for which he or she held the Acquired Fund Shares exchanged therefor, provided that he or she held such Acquired Fund Shares as capital assets; and (ix) Acquiring Fund will succeed to, and take into account the items of Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury regulations thereunder. The opinion will express no view with respect to the effect of the reorganization on any transferred asset as to which any unrealized gain or loss is required to be recognized at the end of a taxable year (or on the termination or transfer thereof) under federal income tax principles.

      (g) The assets of Acquired Fund to be acquired by Acquiring Fund will include no assets which Acquiring Fund, by reason of limitations contained in its Declaration of Trust or of investment restrictions disclosed in the Prospectuses and Statement of Additional Information in effect on the Exchange Date, may not properly acquire. Fifth Third Funds shall not change Fifth Third Funds' Declaration of Trust or Prospectuses so as to restrict permitted investments for Acquiring Fund except as required by the Commission or any state regulatory authority.

      (h) The Registration Statement shall have become effective under the 1933 Act and applicable Blue Sky provisions, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of Fifth Third Funds, contemplated by the Commission and or any state regulatory authority.

      (i) Fifth Third Funds shall have received from the Commission such order or orders as Ropes & Gray LLP deems reasonably necessary or desirable under the 1933 Act, the 1934 Act, the 1940 Act in connection with the transaction contemplated hereby, and that all such orders shall be in full force and effect.

      (j) Prior to the Exchange Date, the Acquired Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders (a) all of the excess of (x) its investment income excludable from gross income under Section 103 of the Code over (y) its deductions disallowed under Section 265 and 171 of the Code, (b) all of its investment company taxable income (in each case computed without regard to any deduction for dividends paid), and (c) all of its net capital gain realized (after reduction for any capital loss carryover), in each case for both the current taxable year (which will end on the Exchange Date) and the immediately preceding taxable year.

      (k) With respect to the Acquired Fund Reorganization, Acquired Fund shall have furnished to Acquiring Fund a certificate, signed by the President (or any Vice President) and the Treasurer of Fifth Third Funds, as to the tax cost to Acquired Fund of the securities delivered to Acquiring Fund pursuant to this Plan, together with any such other evidence as to such tax cost as Acquiring Fund may reasonably request.

      (l) Fifth Third Funds shall have received from the custodian of Fifth Third Funds a certificate identifying all of the assets of Acquired Fund held by such custodian as of the Valuation Time.

      (m) The transfer agent of Fifth Third Funds shall have provided to Fifth Third Funds (i) a record specifying the number of Shares of Acquired Fund outstanding as of the Valuation Time and (iii) a record specifying the name and address of each holder of record of any such Shares of Acquired Fund and the number of Acquired Fund Shares held of record by each such shareholder as of the Valuation Time. Acquired Fund's transfer agent shall also have provided Fifth Third Funds with a certificate confirming that the acts specified in the preceding sentence have been taken and that the information so supplied is complete and accurate to the best knowledge of the transfer agent.

      (n) Fifth Third Funds, on behalf of Acquiring Fund, shall have executed and delivered an Assumption of Liabilities dated as of the Exchange Date pursuant to which Acquiring Fund will assume all of the liabilities of Acquired Fund existing at the Valuation Time in connection with the transaction contemplated by this Plan, other than liabilities pursuant to this Plan.

      (o) Fifth Third Funds, on behalf of Acquired Fund, shall have executed and delivered an instrument of transfer ("Transfer Document") and any other certificates or documents Fifth Third Funds may deem necessary or desirable to transfer Acquired Fund's entire right, title and interest in and to the Investments and all other assets of Acquired Fund.

10. NO BROKER, ETC.

There is no person who has dealt with Fifth Third Funds, Acquired Fund or Acquiring Fund who by reason of such dealings is entitled to any broker's or finder's or other similar fee or commission arising out of the transaction contemplated by this Plan.

11. TERMINATION.

Fifth Third Funds may, by consent of its Trustees, terminate this Plan, and Fifth Third Funds, after consultation with counsel, may modify this Plan in any manner deemed necessary or desirable.

12. COVENANTS, ETC. DEEMED MATERIAL.

All covenants, agreements, representations and warranties made under this Plan and any certificates delivered pursuant to this Plan shall be deemed to have been material and relied upon by each of the parties, notwithstanding any investigation made by them or on their behalf.

13. SOLE PLAN; AMENDMENTS.

This Plan supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may be changed only by duly adopted resolution of the Board of Trustees of Fifth Third Funds, and shall be construed in accordance with and governed by the laws of The Commonwealth of Massachusetts.

14. RULE 145.

Pursuant to Rule 145 under the 1933 Act, Fifth Third Funds will, in connection with the issuance of any Shares of the Acquiring Fund to any person who at the time of the transaction contemplated hereby is deemed to be an affiliate of a party to the transaction pursuant to Rule 145(c), cause to be affixed upon the certificates issued to such person (if any) a legend as follows:

THESE SHARES HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY NOT BE SOLD OR OTHERWISE TRANSFERRED EXCEPT TO FIFTH THIRD FUNDS OR ITS PRINCIPAL UNDERWRITER UNLESS (i) A REGISTRATION STATEMENT WITH RESPECT THERETO IS EFFECTIVE UNDER THE SECURITIES ACT OF 1933, AS AMENDED, OR
(ii) IN THE OPINION OF COUNSEL REASONABLY SATISFACTORY TO FIFTH THIRD FUNDS SUCH REGISTRATION IS NOT REQUIRED.

15. FIFTH THIRD FUNDS' DECLARATION OF TRUST

Fifth Third Funds is a business trust organized under Massachusetts law and under a Declaration of Trust, to which reference is hereby made and a copy of which is on file at the office of the Secretary of The Commonwealth of Massachusetts and elsewhere as required by law, and to any and all amendments thereto so filed or hereafter filed. The obligations of "Fifth Third Funds" entered into in the name or on behalf thereof by any of the Trustees, officers, employees or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, officers, employees, agents or shareholders of Fifth Third Funds personally, but bind only the assets of Fifth Third Funds and all persons dealing with any series or funds of Fifth Third Funds, such as Acquiring Fund, must look solely to the assets of Fifth Third Funds belonging to such series or funds for the enforcement of any claims against Fifth Third Funds.

[Signature Page Follows]

This Agreement may be executed in any number of counter-parts, each of which, when executed and delivered, shall be deemed to be an original.

                                   FIFTH THIRD FUNDS,
                                   on behalf of Acquiring Fund and Acquired Fund


                                   By: _________________________________________

                                   Name:
                                   Title:


                                   FIFTH THIRD ASSET MANAGEMENT, INC.,
                                   with respect to Section 5 only


                                   By: _________________________________________

                                   Name:
                                   Title:

                                   APPENDIX B

                                FIFTH THIRD FUNDS
                      INFORMATION ABOUT THE ACQUIRING FUNDS

FIFTH THIRD MID CAP GROWTH FUND
--------------------------------------------------------------------------------

FUNDAMENTAL OBJECTIVE. Growth of capital. Income is a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES. Under normal circumstances, the Fund invests at least 80% of its assets in common stocks of mid cap companies. Mid cap companies are defined as those companies included in the Russell MidCap Growth Index and companies with similar market capitalizations. Market capitalization, a common measure of the size of a company, is the market price of a share of a company's stock multiplied by the number of shares that are outstanding. As of October 31, 2006, the market capitalization of companies included in the Russell MidCap Growth Index ranged from approximately $1.4 billion to approximately $18.6 billion. The average market capitalization of companies included in the Russell MidCap Growth Index was $8.1 billion and the median market capitalization was approximately $4.1 billion.

To achieve its secondary objective of income, the Fund relies on dividend and interest income. The Fund may invest up to 20% of its assets in common stocks of large cap companies (many of which pay dividends), small cap companies, convertible securities and debt securities that pay interest.

The Fund seeks to outperform the Russell MidCap Growth Index over rolling five-year periods. The Advisor believes that stock prices are driven by earnings growth, and that superior returns occur when a company experiences rapid and accelerating growth due to improving fundamentals. The Advisor uses a bottom-up investment process with fundamental research providing the basis for stock selection. The Advisor believes this method is particularly valuable in the mid cap universe. The Advisor uses a combination of fundamental, momentum and valuation-based disciplines for portfolio construction, with a particular focus on companies demonstrating above-average growth and strong balance sheets. Quantitative analysis is used to identify stocks the Advisor believes have above-average growth and strong balance sheets. Factors considered include return on assets, price to earnings per share, price to cash flow, and earnings per share growth. The Advisor uses a fundamental analysis of financial statements to look for companies that, in its opinion, have stock prices that do not accurately reflect cash flows, tangible assets or management skills.

The Advisor also utilizes a strict sell discipline and may consider selling a security when: it becomes overvalued or less attractive; there is deterioration in a company's fundamentals, management, or financial reporting; one of the Fund's holdings has exceeded the Advisor's position weighting; or a company's relative strength falls below the Advisor's target.

The Advisor will look to manage risk through several strategies, which will typically include maintaining minimum and maximum sector and position weightings relative to the Russell MidCap Growth Index and monitoring risk statistics relative to the Russell MidCap Growth Index.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.

EQUITY SECURITIES RISK. The risks of investing in equity securities include the risk of sudden and unpredictable drops in value or periods of lackluster performance.

MEDIUM-SIZED COMPANY RISK. Stocks of medium-sized companies can be more sensitive to long market declines than larger companies, in part because they generally do not have the financial resources that larger companies have.

DIVIDEND SECURITIES RISK. Stocks that pay regular dividends provide investors some return on their investment, to an extent, supporting a stock's price, even during periods when prices of equity securities are falling. However, dividend-paying stocks, especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in developing industries, which tend to reinvest profits into research, development, plant and equipment to accommodate expansion.

GROWTH SECURITIES RISK. The Fund invests in growth oriented stocks, which are sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations change or are not met, share prices generally fall.

CONVERTIBLE SECURITIES RISK. Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

VOLATILITY AND PERFORMANCE INFORMATION. The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

FIFTH THIRD MID CAP GROWTH FUND
--------------------------------------------------------------------------------

The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Advisor Shares will differ from the returns for Class A Shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

The after tax returns included in the table are only for Class A Shares. After tax returns for Class B, Class C and Advisor Shares will vary.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS A SHARES

                                  [BAR CHART]

 32.64%  3.29%  16.77%  6.54%   -6.53%  -30.65%  37.27%   7.94%  11.05%  9.74%
------------------------------------------------------------------------------
  1997    98     99      00      01       02      03       04     05      06

The Bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:              Q4 1999                   23.18%
Worst quarter:             Q3 2001                  -22.73%
Year to Date Return        (1/1/06 to 9/30/06):       4.82%

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR INSTITUTIONAL SHARES(1)

                                  [BAR CHART]

 32.64%  3.41%  17.06%  6.93%  -6.28%  -30.43%  37.51%   8.23%   11.30%  10.03%
------------------------------------------------------------------------------
 1997     98     99      00      01      02      03       04      05      06

The Bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:              Q4 1999                   23.15%
Worst quarter:             Q3 2001                  -22.69%
Year to Date Return        (1/1/06 to 9/30/06):       4.96%

1 The Fund first offered Institutional shares on August 11, 1998. The quoted performance of Institutional shares for the period prior to August 11, 1998 reflects the performance for Class A shares, a class of shares of the Fund not offered by this Prospectus. Class A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expense structure.

FIFTH THIRD MID CAP GROWTH FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2006)


                                                                      INCEPTION DATE     PAST YEAR    PAST 5 YEARS   PAST 10 YEARS
----------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES (WITH 5.00%) SALES CHARGE)                                1/1/85
   Return Before Taxes                                                                     4.25%        3.53%           6.60%
   Return After Taxes on Distributions(1)                                                  1.19%        2.87%           5.27%
   Return After Taxes on Distributions and Sale of Fund Shares(1)                          6.96%        3.05%           5.36%
----------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES 2 (WITH APPLICABLE CONTINGENT                             1/1/85
DEFERRED SALES CHARGE)
   Return Before Taxes                                                                     4.61%        3.51%           6.27%
----------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES(3) (WITH APPLICABLE CONTINGENT                            1/1/85
DEFERRED SALES CHARGE)
   Return Before Taxes                                                                     8.94%        3.82%           6.40%
----------------------------------------------------------------------------------------------------------------------------------
ADVISOR SHARES(4) (WITH 3.25% SALES CHARGE)                              1/1/85
   Returns Before Taxes                                                                    5.91%        3.66%           6.54%
----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES(5)                                                  1/1/85
   Return Before Taxes                                                                    10.03%        4.88%           7.41%
   Return After Taxes On Distributions(6)                                                  6.87%        4.23%           6.08%
   Return After Taxes On Distributions and Sale of Fund Shares(6)                         10.84%        4.21%           6.07%
----------------------------------------------------------------------------------------------------------------------------------
RUSSELL MIDCAP GROWTH INDEX* (REFLECTS NO                                                 10.66%        8.22%           8.82%
   DEDUCTION FOR FEES, EXPENSES OR TAXES)
----------------------------------------------------------------------------------------------------------------------------------


1. After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

2. The performance of Class B shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class B shares, for the period prior to the commencement of operations of Class B shares on October 11, 2000.

3. The performance of Class C shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class C shares, for the period prior to the commencement of operations of Class C shares on April 24, 1996.

4. For the period prior to October 29, 2001, the quoted performance of Advisor shares reflects the performance of Class A shares, adjusted to reflect the expenses and sales charges for Advisor shares.

5. The Fund first offered Institutional shares on August 11, 1998. The quoted performance of Institutional shares for the period prior to August 11, 1998 reflects the performance for Class A Shares, a class of shares of the Fund not offered by this Prospectus. Class A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expense structure.

6. After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(i) plans.

* The Russell MidCap(R) Growth Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000(R) Index with higher price-to-book ratios and higher forecasted growth values.

FIFTH THIRD QUALITY GROWTH FUND
--------------------------------------------------------------------------------

FUNDAMENTAL OBJECTIVE. Growth of capital. Income is a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES. Under normal circumstances, the Fund invests at least 65% of total assets in common stocks of growth companies.

The Advisor considers growth companies to be those companies that, in the opinion of the Advisor, offer excellent prospects for consistent, above-average revenue and earnings growth, improving profit trends, and positive investor sentiment coupled with solid operating momentum. The Advisor generally looks for companies with a strong record of earnings growth and considers the company's current ratio of debt to capital and the quality of its management. Most of the companies in which the Fund invests are U.S. companies with a market capitalization greater than $3 billion.

To achieve its secondary objective of income, the Fund may rely on dividend income that it receives from common stocks and interest income it receives from other investments, including convertible securities. The Fund reserves the right to invest up to 35% of its total assets in convertible securities which, at the time of investment, are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's or in the Baa major rating category or higher by Moody's or their unrated equivalents.


The Fund seeks to outperform the Russell 1000(R) Growth Index over rolling five-year periods. The Russell 1000(R) Growth Index is an unmanaged index of common stocks that measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values. The Advisor believes that stock prices are driven by earnings growth, and that superior returns occur when a company experiences rapid and accelerating growth due to improving fundamentals. The Advisor uses a bottom-up investment process with fundamental research providing the basis for stock selection. The Advisor uses a combination of fundamental, momentum and valuation-based disciplines for portfolio construction, with a particular focus on strong fundamental growth, better than average valuation characteristics, and strong financial condition and characteristics. Factors considered in identifying companies with strong earnings growth include the business model, the quality of management, competitive advantages, the product pipeline, and financial characteristics. The Advisor uses a fundamental analysis of financial statements to look for companies that, in its opinion, have stock prices that do not accurately reflect cash flows, tangible assets or management skills.


The Advisor also utilizes a strict sell discipline and may consider selling a security when: it becomes overvalued or less attractive; there is deterioration in a company's fundamentals, management, or financial reporting; one of the Fund's holdings has exceeded the Advisor's position weighting; or a company's relative strength falls below the Advisor's target.

The Advisor will look to manage risk through several strategies, which will typically include maintaining minimum and maximum sector and position weightings relative to the Russell 1000(R) Growth Index and monitoring risk statistics relative to the Russell 1000(R) Growth Index. The Adviser also relies on intensive research and believes that security selection will be the main source of active risk.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS. Below is a description of the principal risks of investing in the Fund.

EQUITY SECURITIES RISK. The risks of investing in equity securities include the risk of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

DIVIDEND SECURITIES RISK. Stocks that pay regular dividends provide investors some return of their investment, to an extent, supporting the stock's price, even during periods when the prices of equity securities generally are falling. However, dividend-paying stocks, especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in developing industries, which tend to reinvest most profits into research, development, plant and equipment to accommodate expansion.

GROWTH SECURITIES RISK. The Fund invests in growth oriented stocks, which are sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations change or are not met, share prices generally fall.

SMALLER COMPANY RISK. Stocks of smaller companies tend to be volatile and more sensitive to long-term market declines than stocks of larger companies, in part because they generally do not have the financial resources that larger companies have.

CONVERTIBLE SECURITIES RISK. Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

VOLATILITY AND PERFORMANCE INFORMATION. The bar chart and table provide an indication of the risks of an investment in the Fund by Year-by-Year Total Returns as of 12/31 For Class A Shares showing its performance from year to year and over time, as well as compared to two broad-based securities indices.

The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Advisor Shares will differ from the returns for Class A Shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

FIFTH THIRD QUALITY GROWTH FUND
--------------------------------------------------------------------------------

The after tax returns included in the table are only for Class A Shares. After tax returns for Class B, Class C and Advisor Shares will vary.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS A SHARES

                                  [BAR CHART]

 32.70%  30.05%  23.51%  -4.00%  -13.99%  -32.51%  31.10%  -1.09%  5.96%  4.67%
-------------------------------------------------------------------------------
 1997     98       99      00      01       02       03       04     05     06

The Bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:              Q4 1998                   28.18%
Worst quarter:             Q2 2002                  -19.77%
Year to Date Return        (1/1/06 to 9/30/06):      -0.12%

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR INSTITUTIONAL SHARES(1)

                                  [BAR CHART]

 32.70% 30.16%  23.86%  -3.82%  -13.76%  -32.51%  31.37%  -0.88%  6.25%  4.95%
--------------------------------------------------------------------------------
 1997    98       99      00      01       02       03      04      05     06

The Bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:              Q4 1998                   28.21%
Worst quarter:             Q2 2002                  -19.74%
Year to Date Return        (1/1/06 to 9/30/06):       0.06%

1 The Fund first offered Institutional shares on August 11, 1998. The quoted performance of Institutional shares for the period prior to August 11, 1998 reflects the performance for Class A shares, a class of shares of the Fund not offered by this Prospectus. Class A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expense structure.

FIFTH THIRD QUALITY GROWTH FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2006)


                                                                     INCEPTION DATE     PAST YEAR    PAST 5 YEARS    PAST 10 YEARS
----------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES (WITH 5.00%) SALES CHARGE)                                1/1/83
   Return Before Taxes                                                                    -0.56%       -1.66%          4.93%
   Return After Taxes On Distributions(1)                                                 -0.82%       -1.73%          4.08%
   Return After Taxes On Distributions and Sale of Fund Shares(1)                         -0.07%       -1.42%          4.08%
----------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES(2) (WITH APPLICABLE CONTINGENT                            1/1/83
DEFERRED SALES CHARGE)
   Return Before Taxes                                                                    -1.11%       -1.79%          4.59%
----------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES(3) (WITH APPLICABLE CONTINGENT                            1/1/83
DEFERRED SALES CHARGE)
   Return Before Taxes                                                                     3.92%       -1.40%          4.75%
----------------------------------------------------------------------------------------------------------------------------------
ADVISOR SHARES(4) (WITH 3.25% SALES CHARGE)                              1/1/83
   Returns Before Taxes                                                                    1.04%       -1.56%          4.86%
----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES(5)                                                  1/1/83
   Return Before Taxes                                                                     4.95%       -0.40%          5.69%
   Return After Taxes On Distributions(6)                                                  4.65%       -0.48%          4.83%
   Return After Taxes On Distributions and Sale of Fund Shares(6)                          3.52%       -0.36%          4.75%
----------------------------------------------------------------------------------------------------------------------------------
RUSSELL 1000 GROWTH INDEX* (REFLECTS NO DEDUCTION
FOR FEES, EXPENSES OR TAXES)                                                               9.07%        2.69%          5.44%
----------------------------------------------------------------------------------------------------------------------------------
S&P 500 INDEX* (REFLECTS NO DEDUCTION FOR FEES,                                           15.79%        6.19%          8.42%
EXPENSES OR TAXES)
----------------------------------------------------------------------------------------------------------------------------------


1. After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

2. The performance of Class B shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class B shares, for the period prior to the commencement of operations of Class B shares on October 11, 2000.

3. The performance of Class C shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class C shares, for the period prior to the commencement of operations of Class C shares on April 25, 1996.

4. For the period prior to October 29, 2001, the quoted performance of Advisor shares reflects the performance of Class A shares, adjusted to reflect the expenses and sales charges for Advisor shares.

5. The Fund first offered Institutional shares on August 11, 1998. The quoted performance of Institutional shares for the period prior to August 11, 1998 reflects the performance for Class A Shares, a class of shares of the Fund not offered by this Prospectus. Class A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expense structure.


6. After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


* The Russell 1000(R) Growth Index is an unmanaged index of common stocks that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

** The S&P 500(R) Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

FIFTH THIRD BOND FUND
--------------------------------------------------------------------------------

FUNDAMENTAL OBJECTIVE. High current income. Capital growth is a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES. Under normal circumstances, the Fund invests at least 80% of its assets in bonds. The bonds in which the Fund invests may include U.S. Government securities and corporate debt securities, including mortgage-backed securities. Corporate bonds are rated as investment grade. Investment grade securities are securities rated in the BBB major rating category or higher by Standard & Poor's, or in the Baa major rating category or higher by Moody's, or their unrated equivalents.

The Fund generally invests in high quality bonds. The Fund is managed for growth of capital but with less volatility than a bond fund investing in lower quality securities. In selecting bond securities, the Advisor considers, among other things, the remaining maturity, the stated interest rate, the price of the security, the financial condition of the issuer, and the issuer's prospects for long-term growth of earnings and revenues.

U.S. Government securities (or bonds) are debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, the securities of which are not guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and securities issued by the Government National Mortgage Association (Ginnie Mae) and the Small Business Administration (SBA). U.S. Government securities issued by GSEs the securities of which are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury but which have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), Federal National Mortgage Association (Fannie
Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and which has no ability to borrow from the Treasury. While there are different degrees of credit quality, all U.S. Government securities and securities issued by GSEs generally are considered highly credit worthy.

The Fund reserves the right to invest up to 20% of its assets in other securities, such as high yield securities, foreign bonds, and money market instruments.

Although the Advisor considers the Fund to be a long maturity bond fund, the Fund has no restrictions on its maturity or duration. The Advisor may, from time to time, shorten or lengthen the duration of the Fund's portfolio to protect principal in the event of rising or falling interest rates. In addition, the Advisor may adjust the Fund's sector weightings and duration to attempt to capture additional returns relative to the Fund's benchmark.

The Advisor may consider selling one of the Fund's holdings when a deterioration in a company's credit worthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuations are no longer attractive or the intended profit has been realized, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS. Below is a description of the principal risks of investing in the Fund.

FIXED INCOME SECURITIES RISK. The risks of investing in debt securities include interest rate risk, which is the tendency of bond prices to fall when interest rates rise and credit risk, which is the risk of an issuer defaulting on its obligations of paying principal and interest. The prices of long-term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter remaining maturity.

Generally, the price of a bond moves in the opposite direction from interest rates. As interest rates fall, the price of a bond tends to increase. With respect to GSEs such as FHLB, Sallie-Mae, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuers may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more issuer default risk than any direct obligation of the U.S. Treasury.

PRE-PAYMENT/CALL RISK. The prices of mortgage-backed securities also are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

NON-INVESTMENT GRADE SECURITIES RISK. The Fund may invest up to 20% of its assets in non-investment grade securities. High yield, or non-investment grade, securities (also known as "junk bonds") are those rated below investment grade by the primary rating agencies (e.g., below BB/Ba by S&P/Moody's) and are considered speculative. Compared to investment grade debt securities, non-investment grade debt securities tend to have more volatile prices and increased price sensitivity to changing interest rates and adverse economic and business developments. In addition, compared to investments in investment grade securities, investments in non-investments grade securities are subject to greater risk of loss due to default or a decline in credit quality, a greater likelihood that adverse economic or company-specific events will make the issuer unable to make interest and/or principal payments, and greater susceptibility to negative market sentiment, leading to depressed prices and decreased liquidity.

FOREIGN INVESTMENT RISK. In addition, investments in foreign bonds are subject to special risks in addition to those to which U.S. investments are subject. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and less liquid than U.S. investments.

TURNOVER RISK. Through active trading, the Fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

FIFTH THIRD BOND FUND
--------------------------------------------------------------------------------

VOLATILITY AND PERFORMANCE INFORMATION. The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.

The returns assume that Fund distributions have been reinvested. The returns for Class B, Class C and Advisor Shares will differ from the returns for Class A Shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance does not indicate how the Fund will perform in the future.

The after tax returns included in the table are only for Class A Shares. After tax returns for Class B, Class C and Advisor Shares will vary.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS A SHARES

                                   [BAR CHART]

 10.19% 9.04%  -4.76%  11.65%  6.99%  9.35%   2.85%   3.52%   1.86%    3.69%
----------------------------------------------------------------------------
  1997   98      99      00     01     02      03      04      05       06

The Bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:              Q3 2001                    5.29%
Worst quarter:             Q1 1996                   -3.78%
Year to Date Return        (1/1/06 to 9/30/06):       2.53%

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR INSTITUTIONAL SHARES

                                   [BAR CHART]

 10.55%  9.29%   -4.41%  11.91%   7.25%  9.42%   3.20%   3.68%   2.11%  3.95%
-----------------------------------------------------------------------------
  1997    98      99      00       01     02      03      04      05     06

The Bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:              Q3 2001                    5.24%
Worst quarter:             Q1 1996                   -3.63%
Year to Date Return        (1/1/06 to 9/30/06):       2.82%

FIFTH THIRD BOND FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2006)(1)
--------------------------------------------------------------------------------


                                                                  INCEPTION DATE   PAST YEAR    PAST 5 YEARS   PAST 10 YEARS
----------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES(2) (WITH 5.00%) SALES CHARGE)                          3/22/95
   Return Before Taxes                                                               -1.20%        3.21%         4.82%
   Return After Taxes On Distributions(3)                                            -2.72%        1.72%         2.68%
   Return After Taxes On Distributions and Sale of Fund Shares(3)                    -0.81%        1.85%         2.78%
----------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES(4) (WITH APPLICABLE CONTINGENT                        3/20/95
DEFERRED SALES CHARGE)
   Return Before Taxes                                                               -2.05%        3.06%         4.53%
----------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES(4) (WITH APPLICABLE CONTINGENT                        3/20/95
DEFERRED SALES CHARGE)
   Return Before Taxes                                                               3.01%         3.41%         4.54%
----------------------------------------------------------------------------------------------------------------------------
ADVISOR SHARES(5) (WITH 3.25% SALES CHARGE)                          3/20/95
   Returns Before Taxes                                                              0.18%         3.26%         4.73%
----------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES(6)                                              3/20/95
   Return Before Taxes                                                               3.95%         4.44%         5.59%
   Return After Taxes On Distributions(7)                                            2.26%         2.84%         3.35%
   Return After Taxes On Distributions and Sale of Fund Shares(7)                    2.54%         2.85%         3.39%
----------------------------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS AGGREGATE BOND INDEX* (REFLECTS
NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                            4.33%         5.06%         6.24%
----------------------------------------------------------------------------------------------------------------------------


1. On October 29, 2001, the Kent Income Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Bond Fund.

2. For the period prior to October 29, 2001, the quoted performance of Class A shares reflects the performance of the Investment shares of the Kent Income Fund, adjusted to reflect the sales charges for Class A shares.

3. After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

4. The performance of Class B and Class C shares is based on the performance for Institutional shares of the Kent Income Fund, adjusted to reflect the expenses and sales charges for Class B and Class C shares, for the period prior to the commencement of operations of Class B and Class C shares on October 29, 2001.

5. For the period prior to October 29, 2001, the quoted performance of Advisor shares reflects the performance of the Institutional shares of the Kent Income Fund, adjusted to reflect the expenses and sales charges for Advisor shares.

6. On October 29, 2001, the Kent Income Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Bond Fund. As such, for the period prior to October 29, 2001, the quoted performance of Institutional shares reflects the performance of the Institutional shares of the Kent Income Fund.

7. After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Lehman Brothers Aggregate Bond Index(R) is an unmanaged total return index measuring both capital price changes and income index provided by the underlying universe of securities and is generally representative of the performance of the bond market as a whole.

FIFTH THIRD PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------

FUNDAMENTAL OBJECTIVE. Current income consistent with stability of principal.

PRINCIPAL INVESTMENT STRATEGIES. The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

The Fund invests at least 95% of its portfolio in high-quality securities called "first tier" securities or unrated securities that are considered equivalent by the Fund's Advisor. These generally will be domestic or foreign corporate securities, including commercial paper that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's Advisor. They also may include securities issued or guaranteed as to principal or interest by the U.S. Treasury or any U.S. Government agency or instrumentality. Additionally, shares of money market investment companies that invest exclusively in these securities may be used.

The Fund reserves the right to invest up to 5% of its total assets in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's Advisor. Some corporate securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.

The Fund may also invest in asset-backed securities and repurchase agreements collateralized by the securities mentioned above.

PRINCIPAL INVESTMENT RISKS. The Fund's principal risks include interest rate risk, net asset value risk, credit risk and foreign investment risk.

INTEREST RATE RISK involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates.

NET ASSET VALUE RISK involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share.

CREDIT RISK involves the risk that an issuer cannot make timely interest and principal payments on its debt securities.

FOREIGN INVESTMENT RISK involves the risk associated with higher transaction costs, delayed settlements, and adverse economic, political or social developments.

VOLATILITY AND PERFORMANCE INFORMATION. The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS A SHARES

                                   [BAR CHART]

 5.21%   5.05%   4.53%   5.80%   3.59%   1.19%   0.49%   0.69%    2.53%  4.35%
------------------------------------------------------------------------------
 1997     98      99      00      01      02      03       04      05     06

The Bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

Best quarter:              Q4 2000                    1.51%
Worst quarter:             Q4 2003                    0.09%
Year to Date Return        (1/1/06 to 9/30/06):       3.15%

FIFTH THIRD PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR INSTITUTIONAL SHARES

                                  [BAR CHART]

 5.21%  5.13%   4.79%   6.06%   3.84%   1.45%   0.74%   0.94%   2.78%   4.61%
-----------------------------------------------------------------------------
 1997    98      99      00      01      02      03      04      05       06

Best quarter:              Q4 2000                    1.57%
Worst quarter:             Q4 2003                    0.15%
Year to Date Return        (1/1/06 to 9/30/06):       3.35%

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2006)


                                                           INCEPTION DATE   PAST YEAR     PAST 5 YEARS   PAST 10 YEARS
----------------------------------------------------------------------------------------------------------------------
CLASS A SHARES                                                 6/14/89         4.35%         1.84%         3.33%
----------------------------------------------------------------------------------------------------------------------
CLASS B SHARES(1) (WITH APPLICABLE CONTINGENT
DEFERRED SALES CHARGE)                                         6/14/89        -1.43%         0.89%         2.59%
----------------------------------------------------------------------------------------------------------------------
CLASS C SHARES(2) (WITH APPLICABLE CONTINGENT
DEFERRED SALES CHARGE)                                         6/14/89         3.57%         1.28%         2.60%
----------------------------------------------------------------------------------------------------------------------
ADVISOR SHARES(3)                                              6/14/89         4.09%         1.63%         3.05%
----------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES                                           6/14/89         4.61%         2.09%         3.54%
----------------------------------------------------------------------------------------------------------------------


1. The performance of Class B shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class B shares, for the period prior to the commencement of operations of Class B shares on October 11, 2000.

2. The performance of Class C shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class C shares, for the period prior to the commencement of operations of Class C shares on May 1, 2002.

3. The performance of Advisor shares is based on the performance for Class A shares, adjusted to reflect the expenses for Advisor shares, for the period prior to the commencement of operations of Advisor shares on October 29, 2001.

To obtain current yield information, visit www.53.com or call 1-800-282-5706.

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS

NAME POLICIES

To comply with Securities and Exchange Commission ("SEC") rules regarding the use of descriptive words in a fund's name, some Funds have adopted policies of investing at least 80% of their net assets plus any borrowings made for investment purposes in specific types of investments or industries. Each Fund's policy is described in its summary description under the heading "Principal Investment Strategies." A Fund will not change its name policy without providing its shareholders at least 60 days' prior written notice.

INVESTMENT PRACTICES

Each Fund may invest in a variety of securities and employ a number of investment techniques. The following table includes a list of permissible securities and investment techniques that each Fund may use; however, the selection of such securities and techniques is left to the investment discretion of the Advisor. Each security and technique involves certain risks. Following the table is a discussion of the risks associated with these securities and techniques. You may also consult the Statement of Additional Information for additional details regarding these permissible investments.


                                                                            Delayed
                                          Asset-                            Delivery                   Foreign      Guaranteed
                                          Backed     Common   Convertible    /When-                    Currency     Investment
                                        Securities   Stock    Securities    Issueds    Derivatives   Transactions   Contracts
FIFTH THIRD FUNDS
EQUITY FUNDS
--------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund                         X          X          X            X           X                            X
--------------------------------------------------------------------------------------------------------------------------------
Quality Growth Fund                         X          X          X            X                                        X
--------------------------------------------------------------------------------------------------------------------------------

FIXED INCOME FUNDS
--------------------------------------------------------------------------------------------------------------------------------
Bond Fund                                   X                     X            X           X              X             X
--------------------------------------------------------------------------------------------------------------------------------

MONEY MARKET FUNDS
--------------------------------------------------------------------------------------------------------------------------------
Prime Money Market Fund                     X                                  X           X                            X
--------------------------------------------------------------------------------------------------------------------------------

                                        High-Yield
                                        /High-Risk                Investment   Investment
                                           Debt       Illiquid     Company       Grade           Loan
                                        Securities   Securities   Securities     Bonds      Participations
FIFTH THIRD FUNDS
EQUITY FUNDS
-----------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund                        X            X            X           X              X
-----------------------------------------------------------------------------------------------------------
Quality Growth Fund                                     X            X           X              X
-----------------------------------------------------------------------------------------------------------

FIXED INCOME FUNDS
-----------------------------------------------------------------------------------------------------------
Bond Fund                                  X            X            X           X              X
-----------------------------------------------------------------------------------------------------------

MONEY MARKET FUNDS
-----------------------------------------------------------------------------------------------------------
Prime Money Market Fund                                 X            X           X              X
-----------------------------------------------------------------------------------------------------------

                                                                                              Non-U.S.               Real Estate
                                           Money       Mortgage-    Mortgage                   Traded                Investment
                                           Market       Backed       Dollar      Municipal     Foreign    Preferred     Trusts
                                        Instruments   Securities     Rolls      Securities   Securities    Stocks      (REITs)
FIFTH THIRD FUNDS
EQUITY FUNDS
---------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund                         X            X            X             X            X          X            X
---------------------------------------------------------------------------------------------------------------------------------
Quality Growth Fund                         X            X            X             X            X          X            X
---------------------------------------------------------------------------------------------------------------------------------

FIXED INCOME FUNDS
---------------------------------------------------------------------------------------------------------------------------------
Bond Fund                                   X            X            X             X            X          X            X
---------------------------------------------------------------------------------------------------------------------------------

MONEY MARKET FUNDS
---------------------------------------------------------------------------------------------------------------------------------
Prime Money Market Fund                     X                         X             X
---------------------------------------------------------------------------------------------------------------------------------

                                                                                              Small
                                                      Reverse                    Short-        and
                                        Restricted   Repurchase    Securities     Term      Micro Cap    Stripped
                                        Securities   Agreements     Lending      Trading    Equities    Obligations
FIFTH THIRD FUNDS
EQUITY FUNDS
--------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund                         X           X             X            X           X           X
--------------------------------------------------------------------------------------------------------------------
Quality Growth Fund                         X           X             X            X           X           X
--------------------------------------------------------------------------------------------------------------------

FIXED INCOME FUNDS
--------------------------------------------------------------------------------------------------------------------
Bond Fund                                   X           X             X            X                       X
--------------------------------------------------------------------------------------------------------------------

MONEY MARKET FUNDS
--------------------------------------------------------------------------------------------------------------------
Prime Money Market Fund                     X           X             X            X                       X
--------------------------------------------------------------------------------------------------------------------

                                           U.S.         U.S.
                                        Government     Traded         U.S.        Variable and                 Zero-Coupon
                                          Agency      Foreign       Treasury      Floating Rate                   Debt
                                        Securities   Securities    Obligations     Instruments     Warrants    Obligations
FIFTH THIRD FUNDS
EQUITY FUNDS
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund                        X            X             X               X               X            X
---------------------------------------------------------------------------------------------------------------------------
Quality Growth Fund                        X            X             X               X               X            X
---------------------------------------------------------------------------------------------------------------------------

FIXED INCOME FUNDS
---------------------------------------------------------------------------------------------------------------------------
Bond Fund                                  X            X             X               X                            X
---------------------------------------------------------------------------------------------------------------------------

MONEY MARKET FUNDS
---------------------------------------------------------------------------------------------------------------------------
Prime Money Market Fund                    X            X             X               X                            X
---------------------------------------------------------------------------------------------------------------------------


                                  Spread 64-65

ASSET-BACKED SECURITIES: Securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and securities backed by other types of receivables or other assets.

COLLATERALIZED LOAN OBLIGATIONS: A type of asset-backed security that is an obligation of a trust typically collateralized by pools of loans.

COMMON STOCK: Shares of ownership of a company.

CONVERTIBLE SECURITIES: Bonds or preferred stock that convert to common stock.

DELAYED DELIVERY TRANSACTIONS/FORWARD COMMITMENTS/WHEN-ISSUEDS: A purchase of, or contract to purchase, securities at a fixed price for delivery at a future date. Under normal market conditions, a Fund's obligations under these commitments will not exceed 25% of its total assets.

DERIVATIVES: Instruments whose value is derived from an underlying contract, index or security, or any combination thereof, including futures, options, (e.g., put and calls), options on futures, swaps, swaptions, some mortgage-backed securities and custody receipts.

CALL AND PUT OPTIONS: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price. A put option gives the buyer the right to sell, and obligates the seller of the option to buy a security at a specified price. The Money Market Funds, Dividend Growth Fund, Intermediate Municipal Bond Fund, and Ohio Municipal Bond Fund may not invest in these securities. In addition, the following Funds may only buy or sell listed put options on financial futures contracts or buy or sell listed call options or over-the-counter call options on futures contracts: Micro Cap Value Fund, Multi Cap Value Fund, and Strategic Income Fund.

CUSTODY RECEIPTS: Derivative products which, in the aggregate, evidence direct ownership in a pool of securities, such as Lehman Brothers TRAINs and Morgan Stanley TRACERs.

FUTURES AND RELATED OPTIONS: A contract providing for the future sale and purchase of a specified amount of a specified security, class of securities, or an index at a specified time in the future and at a specified price. The Money Market Funds, Dividend Growth Fund, Intermediate Municipal Bond Fund, and Ohio Municipal Bond Fund may not invest in these.

STOCK-INDEX OPTIONS: A security that combines features of options with securities trading using composite stock indices. The Money Market Funds, Bond Funds, and Dividend Growth Fund may not invest in these.

STRUCTURED NOTES: Debt obligations that may include components such as swaps, forwards, options, caps or floors, which change their return pattern. They may be used to alter the risks to a portfolio or, alternatively, may be used to expose a portfolio to asset classes or markets in which one does not desire to invest directly. The Money Market Funds may not invest in these.

SWAPS AND SWAPTIONS: Two-party contracts where the parties agree to exchange net returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The Money Market Funds may not invest in these.

FOREIGN CURRENCY TRANSACTIONS: Foreign currency transactions include forward foreign currency exchange contracts, foreign currency options, and foreign currency futures transactions.

FOREIGN SECURITIES--NON-U.S. TRADED: Stocks, bonds, and other obligations issued by foreign companies, foreign governments, and supranational entities that trade on non-U.S. exchanges.

FOREIGN SECURITIES--U.S. TRADED: Stocks, bonds, and other obligations issued by foreign companies, foreign governments, and supranational entities that trade on U.S. exchanges.

AMERICAN DEPOSITARY RECEIPTS ("ADRS"): ADRs are foreign shares of a company held by a U.S. bank that issues a receipt evidencing ownership.

YANKEE BONDS AND SIMILAR DEBT OBLIGATIONS: U.S.-dollar denominated bonds issued by foreign corporations or governments.

      CANADA BONDS: Issued by Canadian provinces.

      SOVEREIGN BONDS: Issued by the government of a foreign country.

      SUPRANATIONAL BONDS: Issued by supranational entities, such as the World Bank and European Investment Bank.

GUARANTEED INVESTMENT CONTRACTS: Contract between a fund and an insurance company that guarantees a specific rate of return on the invested capital over the life of the contract.

HIGH-YIELD/HIGH-RISK DEBT SECURITIES: High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). These securities are considered speculative and involve greater risk of loss than investment grade debt securities. Other terms commonly used to describe such securities include "lower rated bonds," "non-investment grade bonds" and "junk bonds."

ILLIQUID SECURITIES: Securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the security.

INVESTMENT COMPANY SECURITIES: Shares of investment companies. Investment companies may include money market funds and shares of other registered investment companies for which the Advisor to a Fund or any of its affiliates serves as investment advisor, administrator or distributor.

BEAR FUNDS: A fund intended to increase/decrease in value inversely to the stock or equity index to which it relates. The Money Market Funds may not invest in these.

CLOSED-END FUNDS: Funds traded on an exchange, which are not redeemable on a continuous basis. The Money Market Funds may not invest in these.

EXCHANGE-TRADED FUNDS ("ETFS"): ETFs entitle a holder to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolios, less trust expenses. Examples of ETFs include Standard & Poor's Depositary Receipts ("SPDRs"). A SPDR is an ownership interest in a long-term unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the S&P 500(R) Index. iShares(R) are also ETFs and are index funds that trade like shares. Each share represents a portfolio of stocks designed to track closely one specific index. The Money Market Funds may not invest in these.

LEVERAGED FUNDS: Funds that utilize leverage in an attempt to maximize gains. The Money Market Funds may not invest in these.

INVESTMENT GRADE BONDS: Interest-bearing or discounted securities that obligate the issuer to pay the bondholder a specified sum of money, usually at specific intervals, and to repay the principal amount of the loan at maturity. These bonds are rated BBB or better by S&P or Baa or better by Moody's or similarly rated by other nationally recognized statistical rating organizations, or, if not rated, determined to be of comparable quality by the Advisor.

LOAN PARTICIPATIONS: Interests in loans to U.S. corporations that are administered by the lending bank or agent for a syndicate of lending banks.

MONEY MARKET INSTRUMENTS: Investment-grade, U.S.-dollar denominated debt securities that have remaining maturities of one year or less. These securities may include U.S. Government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. Government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. Money market instruments may carry fixed or variable interest rates.

BANKERS' ACCEPTANCES: Bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less.

CERTIFICATES OF DEPOSIT: Negotiable instruments with a stated maturity.

COMMERCIAL PAPER: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.

REPURCHASE AGREEMENTS: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date.

TIME DEPOSITS: Non-negotiable receipts issued by a bank in exchange for the deposit of funds.

MORTGAGE-BACKED SECURITIES: Debt obligations secured by real estate loans and pools of loans. These include collateralized mortgage obligations and real estate mortgage investment conduits.

COLLATERALIZED MORTGAGE OBLIGATIONS: Mortgage-backed bonds that separate mortgage pools into different maturity classes.

MORTGAGE DOLLAR ROLLS: Transactions in which a Fund sells securities and simultaneously contracts with the same counterparty to repurchase similar but not identical securities on a specified future date.

MUNICIPAL SECURITIES: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include (a) governmental lease certificates of participation issued by state or municipal authorities where payment is secured by installment payments for equipment, buildings, or other facilities being leased by the state or municipality; (b) municipal notes and tax-exempt commercial paper; (c) serial bonds; (d) tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; (e) bond anticipation notes sold in anticipation of the issuance of long-term bonds in the future; (f) pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. Government obligations; and (g) general obligation bonds.

STAND-BY COMMITMENTS: Contract where a dealer agrees to purchase at a fund's option a specified municipal obligation at its amortized cost value to a fund plus accrued interest.

PREFERRED STOCKS: Equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. These securities generally do not carry voting rights.

REAL ESTATE INVESTMENT TRUSTS ("REITS"): Pooled investment vehicles investing primarily in income producing real estate or real estate loans or interest.

RESTRICTED SECURITIES: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.

REVERSE REPURCHASE AGREEMENTS: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.


SECURITIES LENDING: The lending of up to 331/3% of the Fund's total assets, plus the amount of the securities out on loan. In return, the Fund will receive cash, other securities, and/or letters of credit.


SHORT-TERM TRADING: The sale of a security soon after its purchase. A portfolio engaging in such trading will have higher turnover and transaction expenses.

SMALL AND MICRO CAP EQUITIES: Equity securities of companies with market capitalizations within or lower than those included in the Russell 2000(R) Index.

STRIPPED OBLIGATIONS: U.S. Treasury Obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or other institution.

TRUST PREFERRED SECURITIES: Securities possessing characteristics of both equity and debt issues.

U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by agencies and instrumentalities of the U.S. Government. These include Fannie Mae and Freddie Mac.

U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, Ginnie Maes, separately traded registered interest and principal securities, and coupons under bank entry safekeeping.

VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with interest rates that are reset daily, weekly, quarterly or according to some other period and that may be payable to a Fund on demand.

WARRANTS: Securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price.

ZERO-COUPON DEBT OBLIGATIONS: Bonds and other debt obligations that pay no interest, but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.

INVESTMENT RISKS

Below is a discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Principal Investment Risks." Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and pre-payment risks, although certain securities may be subject to additional risks.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises. The following investments and practices are subject to credit risk: asset-backed securities, bankers' acceptances, bonds, call and put options, certificates of deposit, commercial paper, convertible securities, derivatives, futures and related options, guaranteed investment contracts, high-yield/high-risk/debt securities, investment grade bonds, loan participations, money market instruments, mortgage-backed securities, municipal securities, real estate investment trusts (REITs), securities lending, stock-index options, time deposits, U.S. Government agency securities, variable and floating rate instruments, warrants, when-issued and delayed delivery transactions, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.

FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments related to foreign investments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities also may be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets. The following investments and practices are subject to foreign investment risk: American depository receipts (ADRs), foreign currency transactions, non-U.S. traded and U.S. traded foreign securities, and Yankee bonds and similar debt obligations.

INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of a Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically. The following investments and practices are subject to interest rate risk: asset-backed securities, bankers' acceptances, bonds, certificates of deposit, collateralized mortgage obligations, commercial paper, derivatives, high-yield/high-risk/debt securities, investment grade bonds, loan participations, mortgage-backed securities, REITs, stripped obligations, U.S. Government agency securities, U.S. Treasury obligations, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.

INVERSE MARKET RISK. The particular type of market risk (see summary below) associated with "bear funds" that are intended to perform when equity markets decline. These investments will lose value when the equity markets to which they are tied are increasing in value.

LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

      HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that a Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

      SPECULATIVE. To the extent that a derivative is not used as a hedge, a Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

The following investments and practices are subject to leverage risk: bear funds, call and put options, derivatives, forward commitments, futures and related options, leveraged funds, repurchase agreements, reverse repurchase agreements, securities lending, stock-index options, and when-issued and delayed delivery transactions.

LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on investment management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments. The following investments and practices are subject to liquidity risk: asset-backed securities, bankers' acceptances, bear funds, call and put options, certificates of deposit, closed-end funds, commercial paper, derivatives, non-U.S. traded and U.S. traded foreign securities, forward commitments, futures and related options, high-yield/high-risk/debt securities, illiquid securities, loan participations, REITs, restricted securities, securities lending, small and micro cap equities, stock-index options, time deposits, variable and floating rate instruments, and when-issued and delayed delivery transactions.

MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks. The following investments and practices are subject to management risk: call and put options, derivatives, futures and related options, REITs, and stock-index options.

MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities. The following investments/investment practices are subject to market risk: ADRs, asset-backed securities, bankers' acceptances, bonds, call and put options, certificates of deposit, closed-end funds, commercial paper, common stock, convertible securities, derivatives, exchange-traded funds (ETFs), foreign currency transactions, non-U.S. traded and U.S. traded foreign securities, futures and related options, high-yield/high-risk/debt securities, illiquid securities, investment company securities, investment grade bonds, leveraged funds, money market instruments, mortgage-backed securities, mortgage dollar rolls, municipal securities, preferred stocks, REITs, repurchase agreements, restricted securities, reverse repurchase agreements, securities lending, short-term trading, small and micro cap equities, stand-by commitments, stock-index options, time deposits, variable and floating rate instruments, warrants, when-issued and delayed delivery transactions, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.

POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war. The following investments/investment practices are subject to political risk: ADRs, bonds, foreign currency transactions, non-U.S. traded and U.S. traded foreign securities, municipal securities, and Yankee bonds and similar debt obligations.

PRE-PAYMENT/CALL RISK. The risk that the principal repayment of a security will occur at an unexpected time. Pre-payment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call"--or repay--higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income--and the potential for taxable capital gains. Further, with early pre-payment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Pre-payment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity. The following investments/investment practices are subject to pre-payment/call risk: asset-backed securities, bonds, collateralized mortgage obligations, mortgage-backed securities, and mortgage dollar rolls.

REGULATORY RISK. The risk associated with federal and state laws that may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws. The following investments/investment practices are subject to regulatory risk: asset-backed securities, mortgage-backed securities, mortgage dollar rolls, and municipal securities.

SMALLER COMPANY RISK. The risk associated with investment in companies with smaller market capitalizations. These investments may be riskier than investments in larger, more established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. Small and Micro Cap Equities are subject to smaller company risk.

TAX RISK. The risk that the issuer of securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Municipal securities are subject to tax risk.

TURNOVER RISK. The risk that, through active trading, the Fund may have a high portfolio turnover rate, which can mean higher taxable distributions and lower performance due to increased brokerage costs.

INVESTMENT IN EXCHANGE-TRADED FUNDS. The Funds, except the Money Market Funds, may each invest in exchange-traded funds, such as iShares(R) Trust and iShares(R), Inc. ("iShares(R)").(2)

iShares(R) is a registered investment company unaffiliated with the Funds that offers several series, each of which seeks to replicate the performance of a stock market index or a group of stock markets in a particular geographic area. Thus, investment in iShares(R) offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, exchange-traded funds generally offer greater liquidity and lower expenses. Because an exchange-traded fund charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Funds will also incur brokerage commissions and related charges when purchasing shares in an exchange-traded fund in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an exchange-traded fund may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value.

Because most exchange-traded funds are investment companies, investment in most such funds would, absent exemptive relief, be limited under applicable federal statutory provisions. Those provisions restrict a fund's investment in the shares of another investment company to up to 5% of its assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of assets, unless otherwise permitted under the Investment Company Act of 1940 or the rules thereunder. Upon meeting certain conditions, the Funds may invest their respective assets in iShares(R) in excess of the statutory limit in reliance on an exemptive order issued to that entity.

FUND MANAGEMENT

INVESTMENT ADVISOR

Fifth Third Asset Management, Inc., (the "Advisor" or "FTAM"), 38 Fountain Square Plaza, Cincinnati, Ohio 45202, serves as investment advisor to all Funds. The Advisor is a wholly-owned subsidiary of Fifth Third Bank. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Financial Corporation, which is in turn a wholly-owned subsidiary of Fifth Third Bancorp. FTAM provides comprehensive advisory services for institutional and personal clients. FTAM offers a broadly diversified asset management product line utilizing proprietary mutual funds, commingled funds, and separate accounts. Through teams of experienced and knowledgable investment professionals, advanced research resources, and disciplined investment processes, the Advisor's goal is to produce superior, long-term investment results and client satisfaction.

Subject to the supervision of the Funds' Board of Trustees, the Advisor manages the Funds' assets, including buying and selling portfolio securities. The Advisor employs an experienced staff of over 40 professional investment analysts, portfolio managers and traders, and uses several computer-based systems in conjunction with fundamental analysis to identify investment opportunities. The Advisor also furnishes office space and certain administrative services to the Funds.

As of March 31, 2007, Fifth Third Asset Management, Inc. had approximately $21.6 billion of assets under management.

A discussion of the basis for the Board of Trustees' approval of the Funds' investment advisory contracts is included in the shareholder reports for the period during which the Board of Trustees approved such contracts.

The Advisor may appoint one or more subadvisors to manage all or a portion of the assets of the Funds. On September 28, 2005, the Securities and Exchange Commission (SEC) granted exemptive relief to the Fifth Third Funds and the Advisor to permit the Advisor, subject to certain conditions, including the one-time approval of the Fifth Third Funds' Board of Trustees and shareholders

----------
(2) iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor the iShares(R) Funds make any representations regarding the advisability of investing in an iShares(R) fund.

to appoint and replace subadvisors, enter into subadvisory agreements, and amend and terminate subadvisory agreements on behalf of the Funds without shareholder approval. The Advisor has received the one-time approval from the Fifth Third Funds' Board of Trustees and shareholders. The exemptive order gives the Advisor the ability to change the fee payable to a subadvisor or appoint a new subadvisor at a fee different than that paid to the current subadvisor, which in turn may result in a different fee retained by the Advisor.

The management and subadvisory fees, after fee waivers, paid by the Funds for the fiscal year ended July 31, 2007 are as follows:

                                                   AS PERCENTAGE OF AVERAGE
                                                          NET ASSETS
Fifth Third Mid Cap Growth Fund                              0.80%
Fifth Third Quality Growth Fund                              0.80%
Fifth Third Bond Fund                                        0.53%
Fifth Third Prime Money Market Fund                          0.40%

PORTFOLIO MANAGERS

FIFTH THIRD ASSET MANAGEMENT, INC.


SCOTT A. BILLEADEAU has been the portfolio manager of the FIFTH THIRD MID CAP GROWTH FUND since June 2003, of the FIFTH THIRD SMALL CAP GROWTH FUND since February 2005, of the FIFTH THIRD TECHNOLOGY FUND since November 2003 and of the Fifth Third Life Model Funds SM since September 2007. A Chartered Financial Analyst, Mr. Billeadeau graduated from Princeton University with a degree in Economics. He started his career at IDS/American Express (now Ameriprise) in 1985 as a statistical project analyst. In 1991, he joined Pacific Century Advisers, a subsidiary of Security Pacific Bank (which was subsequently acquired by Bank of America) as a portfolio manager and analyst. In 1994, he assumed management responsibilities for all small- and mid-cap assets for Bank of America. Mr. Billeadeau joined Nation's Bank's subsidiary, Tradestreet Investment Associates, Inc., in 1997, where he was the Director and Senior Portfolio Manager responsible for the mid-cap and small-cap growth strategies. Mr. Billeadeau joined Investment Advisers, Inc. in July of 1999 and became a principal of Paladin Investment Associates, LLC upon its launch on December 1, 2000. At Paladin, Mr. Billeadeau was a Senior Portfolio Manager of small, small-to-mid cap and mid-cap growth strategies. Additionally, in 2000, Scott was elected to the Board of Directors of FactSet Research Systems, a NYSE listed company, where he serves as Chairman of the audit committee. Mr. Billeadeau has 20 years of investment experience.

JOHN L. CASSADY III has been the portfolio manager of the FIFTH THIRD BOND FUND and the FIFTH THIRD INTERMEDIATE BOND FUND since November 1999, of the FIFTH THIRD U.S. GOVERNMENT BOND FUND since October 2001, and of the FIFTH THIRD BALANCED FUND (fixed income portion) since August 2002. Mr. Cassady is a Senior Portfolio Manager - Taxable Fixed Income for Fifth Third Asset Management, Inc. Prior to joining Fifth Third Asset Management, Inc.'s predecessor, Lyon Street Asset Management, in 1999, Mr. Cassady spent eight years as a portfolio manager for APAM, Inc. Mr. Cassady earned his Chartered Financial Analyst designation in 1999 and has over eighteen years of investment experience, including thirteen years of fixed income portfolio management experience. He earned his BS in Industrial Management from the Georgia Institute of Technology.

MARK DEMOS has been the portfolio manager for the FIFTH THIRD TECHNOLOGY Fund since September 2007. A Chartered Financial Analyst, Mr. Demos graduated from Lee University, with honors, with a Bachelor of Science degree in Business Administration. He joined Fifth Third Asset Management, Inc. in 1999 as an Analyst, covering the Technology, Energy and Industrial sectors. In the 4th quarter of 2006, he joined the Large Cap Strategies team as a Portfolio Manager. Prior to joining the Advisor, he worked for the Ohio Company as an Analyst. Mr. Demos has 9 years of investment experience and is a member of the Cincinnati Society of Financial Analysts.

AMY DENN has been a portfolio manager for the FIFTH THIRD BALANCED FUND (equity portion) since January 2006 and for the FIFTH THIRD QUALITY GROWTH FUND since November 2006. Ms. Denn joined Fifth Third Asset Management in March 2003 as Portfolio Manager of Core Strategies. Prior to joining FTAM, she spent thirteen years with Minneapolis-based Investment Advisers, Inc., and then over three years as a portfolio manager with Paladin Investment Associates. Ms. Denn graduated from Minnesota State University, Mankato in 1987 with a BS degree in Business Administration, majoring in Accounting and Finance. Ms. Denn has nine years of investment experience.

JON FISHER has been a portfolio manager for the FIFTH THIRD BALANCED FUND (equity portion) since January 2006 and of FIFTH THIRD QUALITY GROWTH FUND since September 2007. Mr. Fisher is a Portfolio Manager of Core Strategies. Prior to joining FTAM in 2000, he worked for seven years at PNC as a Portfolio Manager and Equity Analyst and subsequently worked for two years at Dain Bosworth as an Equity Analyst. In January 2000, Mr. Fisher joined FTAM as a healthcare analyst supporting their growth products. In 2002, he was promoted to Director of Research and in 2003 was named co-Portfolio Manager of the Small Cap Growth Strategy. In January 2005, Mr. Fisher became Portfolio Manager of FTAM's Active Core and Active Growth products. Mr. Fisher has taught courses in Economics and Basic Investments for the Cincinnati Chapter of the American Institute of Bankers, has served as President for the Cincinnati Society of Financial Analysts, and has over 16 years of investment experience. Mr. Fisher graduated from the University of Iowa with a BS degree in Business Administration, majoring in Finance and earned his MBA from the University of Chicago. He earned the Chartered Financial Analyst designation in 1996.

MARTIN E. HARGRAVE has been the portfolio manager of the FIFTH THIRD MID CAP GROWTH FUND since February 2005, and has been the portfolio manager of the FIFTH THIRD SMALL CAP GROWTH FUND since August 2006. A Chartered


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Financial Analyst, Mr. Hargrave graduated from the University of Southern
California with a Bachelor of Science degree, followed by a Master's degree in Finance from the Anderson School at the University of California, Los Angeles. In 1991, Mr. Hargrave joined Sunkist Growers, Inc. where he was responsible for managing the employee benefits investments, banking relationships and cash management operations. Mr. Hargrave joined Investment Advisers, Inc. in 1996 as an institutional client service representative and in August 2000 he joined their small/mid cap team as a portfolio manager. Mr. Hargrave joined Fifth Third in 2003 as a Portfolio Manager of Small, Small-to-Mid, and Mid Cap Growth Strategies. Mr. Hargrave has 15 years of investment experience.

DAVID R. LUEBKE has been the portfolio manager of the FIFTH THIRD MID CAP GROWTH FUND and the FIFTH THIRD SMALL CAP GROWTH FUND since August 2006. For the four years prior to joining Fifth Third, Mr. Luebke was Vice President and Senior Equity Analyst for Harbor Capital Management and then Fortis Investments, after its acquisition of Harbor, where he was responsible for covering the technology sector for small, mid and large cap stocks. Prior to joining Fortis, Mr. Luebke was Portfolio Manager and Equity Analyst at First American Asset Management and Piper Capital Management. Mr. Luebke graduated with honors (recipient of the Wall Street Journal Achievement Award) from the University of Minnesota with a Bachelor of Science degree in Business Administration. He also has an MBA in Finance from the Carlson School of Management. A Chartered Financial Analyst, Mr. Luebke has 9 years of investment experience.

MIRKO M. MIKELIC has been a portfolio manager of the FIFTH THIRD BOND FUND since April 2005 and of the FIFTH THIRD U.S. GOVERNMENT BOND FUND since November 2004. Mr. Mikelic joined Fifth Third Asset Management, Inc. as a Senior Analyst - Fixed Income in June 2003. Prior to joining Fifth Third, Mr. Mikelic was an international equity analyst at ReachCapital Management in Harrison, NY and wrote research reports for CCN LLC. Prior to CCN, Mr. Mikelic spent 3 years at Credit Suisse First Boston/DLJ where he was part of the Liability Management desk. Additionally, he worked in a mortgage sales capacity with many of the largest fixed income managers globally. Previous to DLJ, Mr. Mikelic spent two years with Morgan Stanley as a Fixed Income Associate on the Mortgage Research & Trading desks. Mr. Mikelic received a BA degree in Chemistry/Physics at Kalamazoo College as well as a BSEE from Wayne State University. Mr. Mikelic also completed an MA in International Political Economy/Relations and later an MBA in Analytic Finance and Accounting from the University of Chicago. In between his MA and MBA, Mr. Mikelic was a consultant for Information Resources, designing multidimensional OLAP databases.

CHRISTIAN L. RIEDDLE has been a portfolio manager of the FIFTH THIRD BOND FUND, the FIFTH THIRD INTERMEDIATE BOND FUND and the FIFTH THIRD U.S. GOVERNMENT BOND FUND since March 2003. Mr. Rieddle joined Fifth Third Asset Management, Inc. as a Senior Portfolio Manager of Taxable Fixed Income in August 2002. Prior to joining Fifth Third Asset Management, Inc., he spent nearly four years as a Trust Officer and Portfolio Manager with First Indiana Bank. From 1989 through 1998, Mr. Rieddle was an Institutional Portfolio Manager with Bank One and its predecessor institutions. Mr. Rieddle graduated from Indiana University-Bloomington with a B.S. degree in Business in May 1979, and a Masters of Business Administration degree in May 1982. Mr. Rieddle earned his Chartered Financial Analyst designation in 1993.

MITCHEL L. STAPLEY has been the portfolio manager of the FIFTH THIRD BALANCED FUND (fixed income portion) since August 2002, of the FIFTH THIRD INTERMEDIATE BOND FUND since November 1992, of the FIFTH THIRD U.S. GOVERNMENT BOND FUND since October 2001, of the FIFTH THIRD SHORT TERM BOND FUND since November 1996, of the FIFTH THIRD BOND FUND since March 1995, of the FIFTH THIRD HIGH YIELD BOND FUND since November 2005, and the portfolio manager of the FIFTH THIRD LIFEMODEL FUNDS SM since August 2006. Mr. Stapley, Chief Fixed Income Officer Fifth Third Asset Management, Inc., is responsible for all fixed income for management and trading. Mr. Stapley has been with Fifth Third since December 1988 and has over twenty-two years of portfolio management experience. Prior to joining Fifth Third, Mr. Stapley was Manager of Short Term Investments/Foreign Exchange Exposure at Navistar International Corporation in Chicago, where he was responsible for both investment strategy and implementation and foreign exchange hedging and trading. Prior to joining Navistar, Mr. Stapley served as a Portfolio Manager for William Wrigley Jr. Company in Chicago. He earned the Chartered Financial Analyst designation in 1994 and received his BS degree in Economics and Political Science, with honors, from Albion College in 1981. Mr. Stapley is a member of the Detroit Bond Club.

JILL A. THOMPSON has been the portfolio manager of the FIFTH THIRD SMALL CAP GROWTH FUND since July 2005, and has been the portfolio manager of the FIFTH THIRD MID CAP GROWTH FUND since August 2006. Ms. Thompson joined Fifth Third Asset Management in March 2005 as Portfolio Manager on the firm's small and mid cap growth products. Before joining Fifth Third, Ms. Thompson served as co-portfolio manager of KB Growth Advisors' small cap growth product for five years. Prior to that, she was with US Bancorp Piper Jaffray for ten years, where she served as co-portfolio manager of US Bancorp Asset Management/Piper Capital Management's small and mid cap growth products. A Chartered Financial Analyst, Ms. Thompson graduated from St. Cloud State University with a Bachelor of Science in Finance. Ms. Thompson has 17 years of investment experience.

The SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds

PORTFOLIO HOLDINGS

The Funds have established policies and procedures with respect to the disclosure of the Funds' portfolio holdings. A description of the policies and procedures is provided in the Statement of Additional Information. The Funds will publicly disclose their portfolio holdings, as reported on a week-end basis, by posting this information on the Trust's website (www.fifththirdfunds.com), in the section entitled "Annual Reports and Other Information". The schedules will consist of the following information about each security (other than cash positions) held by the Funds as of the relevant week-end: CUSIP number, the name of the issuer, number of shares or aggregate par value held, and the traded market value. This information will be posted on the Tuesday following the relevant week's end, and will remain accessible on the website until the next week's information is posted.

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SHAREHOLDER INFORMATION

PURCHASING AND SELLING FUND SHARES

PRICING MONEY MARKET FUND SHARES

The price of Fund shares is based on the Fund's Net Asset Value (NAV), which is calculated by dividing the Fund's net assets by the number of its shares outstanding. The Fund attempts to maintain a NAV of $1 per share. The value of each portfolio instrument held by the Funds is determined by using amortized cost.

The Fifth Third Michigan Municipal Money Market Fund calculates its NAV at 12 noon. The Fifth Third Government Money Market Fund calculates its NAV at 2 p.m. The Fifth Third Municipal Money Market Fund calculates its NAV at 12 noon and 2 p.m. Fifth Third Prime Money Market Fund calculates its NAV at 4 p.m. All times are Eastern Time. Each Money Market Fund's NAV is calculated on any day that the Federal Reserve Bank of Cleveland and the principal bond markets (as recommended by the Bond Market Association) are open for regular trading, as well as any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day. The Funds will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas.

PRICING STOCK AND BOND FUND SHARES

The price of Fund shares is based on the Fund's NAV, which is calculated by dividing the Fund's net assets by the number of its shares outstanding. The value of each portfolio instrument held by the Funds is determined by using market prices, where available, and fair market values. Under special circumstances, such as when an event occurs after the close of the exchange on which a Fund's portfolio securities are principally traded, but prior to 4:00 p.m. Eastern Time, which, in the investment manager's opinion has materially affected the price of those securities, the Fund may use fair value pricing.

There is no guarantee that the value determined for a particular security would be the value realized upon sale of the security. Each Fund's NAV is calculated at 4:00 p.m. Eastern Time each day the New York Stock Exchange is open for regular trading. Each Bond Fund's NAV is calculated at 4:00 p.m. Eastern Time on any day that the Federal Reserve Bank of Cleveland and the principal bond markets (as recommended by the Bond Market Association) are open for regular trading, as well as any other day on which regular trading in fixed income instruments is taking place. On any day that the stock or bond markets close early, such as days in advance of holidays or in the event of any emergency, the Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day. Each Fund's NAV may change on days when shareholders will not be able to purchase or redeem Fund shares. The Funds will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.

ADDITIONAL INFORMATION ABOUT PRICING FUND SHARES

Shares of the Funds are sold through financial intermediaries who have entered into sales agreements with ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado, 80203, the Funds' Distributor. The Trust has authorized one or more brokers to receive on its behalf purchase or redemption orders. These brokers are authorized to designate other intermediaries to act in this capacity. Orders received prior to the close of the New York Stock Exchange by a financial intermediary that has been authorized to accept orders on the Trust's behalf will be deemed accepted by the Trust the same day and will be executed at that day's closing share price. Each financial intermediary's agreement with the Trust permits the financial intermediary to transmit orders received by the financial intermediary prior to the close of regular trading on the New York Stock Exchange to the Trust after that time and allows those orders to be executed at the closing share price calculated on the day the order was received by the financial intermediary.

The purchase or sale of Fund shares through financial intermediaries may be subject to transaction fees or other different or additional fees than those otherwise disclosed in this Prospectus.

ABUSIVE TRADING PRACTICES

In order to protect shareholders, the Funds discourage excessive short-term or other abusive trading practices that can increase transactional expenses, produce adverse tax consequences, or interfere with the efficient execution of portfolio management strategies. The Funds may reject purchases or exchanges, or terminate purchase or exchange privileges where excessive short-term or other abusive trading practices are detected. Certain accounts ("omnibus accounts") include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds monitor for excessive short-term or other abusive trading practices, there can be no guarantee that the Funds will be successful in identifying this activity, particularly with respect to activity occurring within omnibus accounts.

The Trustees have approved policies and procedures designed to detect and prevent short-term trading activity and other abusive trading activity in Fund shares. First, when a market quotation is not readily available for a security, the Funds are exposed to the risk that investors may purchase or redeem shares at a net asset value that does not appropriately reflect the value of the underlying securities. The Funds seek to deter and prevent this activity, sometimes referred to as "stale price arbitrage", by the appropriate use of "fair value" pricing of the Funds' portfolio securities. Second, the Funds seek to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. Personnel responsible for detecting short-term trading activity (the

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"Trading Monitor") in the Funds' shares is responsible for (i) rejecting any purchase or exchange, or (ii) terminating purchase or exchange privileges if, in the judgment of the Trading Monitor, the transaction would adversely affect a Fund or its shareholders. The Funds recognize that the Trading Monitor will not always be able to detect or prevent short-term or other abusive trading practices, particularly with respect to activity occurring within omnibus accounts.

PURCHASING AND ADDING TO YOUR SHARES

You may purchase shares on days when the Funds are open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Funds, its transfer agent, or other servicing agent. All orders for the Stock Funds, the Asset Allocation Funds, or for the Bond Funds must be received by the Funds or its transfer agent prior to 4:00 p.m. Eastern Time in order to receive that day's NAV. All purchase orders for the Money Market Funds must be received by the Funds' transfer agent on the following schedule (Eastern Time) in order to receive that day's NAV (and in the case of the Fifth Third Municipal Money Market Fund, the NAV calculated at 2 p.m.) and dividends: Fifth Third Michigan Municipal Money Market Fund - 12 noon; Fifth Third Government Money Market Fund and Fifth Third Municipal Money Market Fund - 2 p.m.; and Fifth Third Prime Money Market Fund - 4 p.m. Purchase orders received after those times will be processed on the following business day.

You may purchase Class A, B, C and Advisor shares through broker-dealers and financial institutions which have a sales agreement with the distributor of Fund shares ("Dealers"). In order to purchase shares through any financial institution, you must open an account with that institution. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Funds, and you should consult your account documents for full details.

Institutional shares may only be purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, qualified employee retirement plans subject to minimum requirements that may be established by the distributor of Fund shares, or broker-dealers, investment advisers, financial planners or other financial institutions which have an agreement with the Fund to place trades for themselves or their clients for a fee. In order to purchase Institutional shares through one of those entities, you must have an account with it. That account will be governed by its own rules and regulations, which may be more stringent that the rules and regulations governing an investment in the Funds, and you should consult your account documents for full details. Your shares in the Funds may be held in an omnibus account in the name of that institution.

SHAREHOLDER CONTACT INFORMATION

For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, 30 Dan Road, Canton, Massachusetts 02021.

For account holders at other financial institutions, contact your investment representative at your financial institution.

The entity through which you are purchasing your shares is responsible for transmitting orders to the Funds and it may have an earlier cut-off time and different trading and exchanging policies. Consult that entity for specific information. Some policy differences may include:

o     minimum investment requirements

o     exchange policies

o     cutoff time for investments

o     redemption fees

If your purchase order has been received by the Funds prior to the time designated by the Funds for receiving orders, you will receive the dividend, if any, declared for that day.

INVESTMENT AMOUNTS

CLASS A, CLASS B, CLASS C AND ADVISOR SHARES

The minimum initial investment in Class A shares, Class B shares, Class C shares, or Advisor shares of the Funds offered by this Prospectus is $1,000. The minimum initial investment through an individual retirement account is $500. Subsequent investments must be in amounts of at least $50. The maximum investment for total purchases of Class B shares by a shareholder is $99,999. The maximum investment for total purchases of Class C shares or Advisor shares by a shareholder is $999,999. These limitations on purchases of Class B, Class C and Advisor shares do not apply to retirement plans or omnibus accounts.

INSTITUTIONAL SHARES

The minimum initial investment in Institutional shares of the Funds offered by this Prospectus (except for the Equity Index Fund) is $1,000. An Institutional shareholder's minimum investment cannot be calculated by combining all accounts she/he maintains with Fifth Third Funds - rather, the shareholder must meet the minimum amount for each fund in which she/he wishes to invest. The minimum initial investment in Institutional shares of the Equity Index Fund is $5,000,000. Subsequent investments must be in amounts of at least $50.



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GENERAL INFORMATION

The investment limitations described above are for your benefit. They are cumulative and therefore multiple transactions that in total exceed these stated limitations must be disclosed to your investment representative to allow an accurate calculation. It is your responsibility to disclose all your transactions and holdings in the Funds to your investment representative.

All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. The Funds reserve the right to reject cash, third-party checks, starter checks, traveler's checks and credit card convenience checks. Money orders are not accepted. All checks should be made payable to the Fifth Third Funds.

For details, contact the Trust toll-free at 1-800-282-5706 or write to: Fifth Third Funds, 30 Dan Road, Canton, Massachusetts 02021.

The Funds may reject a purchase order for any reason. The Funds reserve the right to waive the minimum initial investment.

SYSTEMATIC INVESTMENT PROGRAM

You may make monthly systematic investments in Class A, B, C or Advisor shares of the Funds from your bank account. There is no minimum amount required for initial amounts invested into the Funds. You may elect to make systematic investments on the 1st or the 15th of each month, or both. If the 1st or the 15th of the month is not a day on which the Funds are open for business, the purchase will be made on the following day the Funds are open for business.

AVOID WITHHOLDING TAX

Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) or otherwise fails to comply with IRS rules. Shareholders are urged to read the additional information concerning withholding provided in the SAI.

CUSTOMER IDENTIFICATION INFORMATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Funds must obtain the following information for each person that opens a new account:

      o     Name;

      o     Date of birth (for individuals);

      o Residential or business street address (although post office boxes are still permitted for mailing); and

      o Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

SELLING YOUR SHARES

You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Funds, its transfer agent, or other servicing agent. For stock, bond, and asset allocation Funds, all orders must be received prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold, you will not receive the dividend, if any, declared for that day.

For money market funds, orders to sell shares received by the Fifth Third Funds' transfer agent according to the following schedule will be processed that day and will not be entitled to that day's dividend: Fifth Third Municipal Money Market Fund and Fifth Third Michigan Municipal Money Market Fund - 12 noon; Fifth Third Government Money Market Fund - 2 p.m.; and Fifth Third Prime Money Market Fund - 4 p.m. Orders to sell shares of the Funds received by the Fifth Third Funds' transfer agent after these times will be processed on the following business day and will be entitled to dividends until the processing date.

The entity through which you are selling your shares is responsible for transmitting the order to the Funds, and it may have an earlier cut-off for sale requests. Consult that entity for specific information.

For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, 30 Dan Road, Canton, MA, 02021.

For account holders at other financial institutions, contact your investment representative at your financial institution.

In certain circumstances, shares may be sold only by written request, accompanied by a signature guarantee.

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In order to sell your shares, call the Trust and Investment Department at Fifth
Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, the sponsor of your qualified employee retirement plan or the broker-dealer, investment adviser, financial planner or other institution through which you purchased your shares.

Redemptions in Writing Required

You must request redemption in writing and obtain a signature guarantee if:

o     The address on file has been changed in the last 10 business days.

o     The check is not being mailed to the address on your account.

o     The check is not being made payable to the owner of the account.

o You are requesting a redemption with electronic or wire transfer payment and have not previously established this option on your account.

You may obtain a signature guarantee from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the Securities Transfer Agents Medallion Program (STAMP), New York Stock Exchange Medallion Signature Program (MSP), or Stock Exchanges Medallion Program (SEMP). Members of the STAMP, MSP, and SEMP are subject to dollar limitations, which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

SYSTEMATIC WITHDRAWAL PLAN

You may make automatic withdrawals on a monthly, quarterly or annual basis on the first day of that period that the Funds are open for business. The minimum required balance is $10,000 and the minimum withdrawal amount is $100.

POSTPONEMENT OF REDEMPTION PAYMENTS

Federal securities law permits any Fund to delay sending to you redemption proceeds for up to seven days if the Fund believes that a redemption would disrupt its operation or performance. Under unusual circumstances, the law also permits the Fund to delay sending redemption payments during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.

REDEMPTION IN KIND

If, during any 90 day period, you redeem Fund shares worth more than $250,000 (or 1% of a Fund's net asset value if that amount is less than $250,000), the Funds reserve the right to pay part or all of the redemption proceeds in excess of these amounts in readily marketable securities instead of in cash.

REDEMPTIONS WITHIN 15 DAYS OF INVESTMENT--SHARES PURCHASED BY CHECK

When you have made your investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check, or by wire.

UNDELIVERABLE OR UNCASHED CHECKS

Any check tendered in payment of a redemption transaction that cannot be delivered by the post office or which remains uncashed for more than six months may be reinvested in the shareholder's account at the then-current NAV.

Any check tendered in payment of dividends or other distributions that cannot be delivered by the post office or which remains uncashed for more than six months may be reinvested in the shareholder's account at the then-current NAV, and the dividend option may be changed from cash to reinvest. Distributions are reinvested on the ex-date at the NAV determined at the close of business on that date. No interest will accrue on amounts represented by uncashed redemption checks.

CLOSING OF SMALL ACCOUNTS

If your account falls below $1,000 because of redemptions, the Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

EXCHANGING YOUR SHARES

You may exchange your Fund shares for the same class of shares of any other Fifth Third Fund. No transaction fees are charged for exchanges. Be sure to read the Prospectus carefully of any Fund into which you wish to exchange shares.

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable for investors subject to federal or state income taxation.

INSTRUCTIONS FOR EXCHANGING SHARES

For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, 30 Dan Road, Canton, MA, 02021.


For account holders at other financial institutions, contact your investment representative at your financial institution.


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NOTES ON EXCHANGES


In order to prevent excessive short-term or other abusive trading practices, the Funds may reject exchanges, or change or terminate rights to exchange shares at any time.

When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.

+ Shares of the new Fund must be held in the same account name, with the same registration and tax identification numbers, as the shares of the old Fund.

The Exchange Privilege may be changed or eliminated at any time.

The Exchange Privilege is available only in states where shares of the Funds may be sold.

All exchanges are based on the relative net asset value next determined after the exchange order is received by the Funds.

+ Fifth Third has agreed to waive the sales load for former Kent Fund shareholders and for shareholders who owned Advisor shares of any Fifth Third Fund prior to August 1, 2005.

AUTOMATIC EXCHANGE PROGRAM--PRIME MONEY MARKET FUND'S CLASS B SHARES ONLY

You can use the Funds' Automatic Exchange feature to purchase Class B shares of the Funds at regular intervals through regular, automatic redemptions from your Fifth Third Fund account. Shareholders investing directly in Class B shares of the Fund, as opposed to Shareholders obtaining Class B shares of the Fund upon exchange of Class B shares of any of the other Funds will be requested to participate in the Automatic Exchange Program and to set the time and amount of their regular, automatic withdrawal in such a way that all of the Class B shares have been withdrawn from the Fund within two years of purchase. To participate in the Automatic Exchange Program invest a minimum of $10,000 in the Fund and $1,000 in the Fund whose shares you are buying. To add the Automatic Exchange Program to your account or to change or terminate the Automatic Exchange instructions on an existing account, contact Fifth Third Securities, Inc. or your financial institution.

DISTRIBUTION ARRANGEMENTS/SALES CHARGES FOR STOCK, BOND AND MONEY MARKET FUNDS


Class A shares, Class B* shares, Class C shares, and Advisor shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Your financial representative can help you decide which share class is best for you. When purchasing shares, you must specify which class of shares you wish to purchase.


                              CLASS A                CLASS B*                   CLASS C                   ADVISOR
CHARGE (LOAD)                 Front-end sales        No front-end sales         No front-end sales       Front-end sales
                              charges (not           charge. A contingent       charge. A                charge (not
                              applicable to money    deferred sales             contingent deferred      applicable to money
                              market funds);         charge (CDSC) will         sales charge (CDSC)      market funds);
                              reduced sales          be imposed on shares       will be imposed on       reduced sales
                              charges available.     redeemed within 6          shares redeemed          charges available.
                                                     years after purchase.      within 12 months
                                                                                after purchase.
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION/                 Subject to annual      Subject to annual          Subject to annual         Subject to annual
SERVICE (12B-1)               distribution and       distribution and           distribution and          distribution and
FEE                           shareholder            shareholder                shareholder               shareholder
                              servicing fees of up   servicing fees of up       servicing fees of         servicing fees of up
                              to 0.25% of the        to 1.00% of the            up to 0.75% of the        to 0.50% of the
                              Fund's assets.         Fund's assets.             Fund's assets.            Fund's assets.
                                                                                (Also subject to
                                                                                a non-12b-1 fee
                                                                                for shareholder
                                                                                servicing of up to
                                                                                0.25% of the Fund's
                                                                                assets.)
-------------------------------------------------------------------------------------------------------------------------------
FUND EXPENSES                 Lower annual           Higher annual              Higher annual             Higher annual
                              expenses than Class    expenses than Class        expenses than Class       expenses than Class
                              B, C and Advisor       A shares.                  A shares.                 A shares.
                              shares.
-------------------------------------------------------------------------------------------------------------------------------
CONVERSION                    None                   Converts to Class A        None                      None
                                                     shares after 8 years.
-------------------------------------------------------------------------------------------------------------------------------
MAXIMUM PURCHASE              None                   $99,999                    $999,999                  $999,999
AMOUNT
-------------------------------------------------------------------------------------------------------------------------------


Fifth Third Funds (the "Trust") offers shares of certain classes of the following Funds:


FUND                                 CLASS A      CLASS B*     CLASS C     ADVISOR     INSTITUTIONAL
----------------------------------------------------------------------------------------------------
Mid Cap Growth Fund                    X            X            X            X              X
----------------------------------------------------------------------------------------------------
Quality Growth Fund                    X            X            X            X              X
----------------------------------------------------------------------------------------------------
Bond Fund                              X            X            X            X              X
----------------------------------------------------------------------------------------------------
Prime Money Market Fund                X            X            X            X              X
----------------------------------------------------------------------------------------------------


* Class B shares are closed for purchases to all investors with no exceptions.


CALCULATION OF SALES CHARGES

CLASS A SHARES

Class A shares are sold at their public offering price. This price includes the initial sales charge (except the Money Market Funds, which do not impose a sales charge). Therefore, part of the money you send to the Funds will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates are as follows:


                                 EQUITY FUND                      SELECTED BOND FUNDS(3)                 OTHER BOND FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
                         SALES                                SALES                               SALES
                       CHARGE AS   CHARGE AS                CHARGE AS   CHARGE AS               CHARGE AS   CHARGE AS
                        A % OF      A % OF                   A % OF      A % OF                  A % OF      A % OF
                       OFFERING      YOUR        DEALER     OFFERING      YOUR       DEALER     OFFERING      YOUR        DEALER
                         PRICE    INVESTMENT  REALLOWANCE    PRICE     INVESTMENT  REALLOWANCE   PRICE     INVESTMENT   REALLOWANCE
-----------------------------------------------------------------------------------------------------------------------------------
LESS THAN $50,000       5.00%       5.26%       4.50%         3.50%      3.63%       3.00%         4.75%       4.99%      4.25%
-----------------------------------------------------------------------------------------------------------------------------------
$50,000 BUT LESS
THAN $100,000           4.50%       4.71%       4.00%         3.00%      3.09%       2.60%         4.50%       4.71%      3.75%
-----------------------------------------------------------------------------------------------------------------------------------
$100,000 BUT LESS
THAN $250,000           3.50%       3.63%       3.00%         2.50%      2.56%       2.10%         3.50%       3.63%      3.00%
-----------------------------------------------------------------------------------------------------------------------------------
$250,000 BUT LESS
THAN $500,000           2.50%       2.56%       2.10%         2.00%      2.04%       1.70%         2.50%       2.56%      2.10%
-----------------------------------------------------------------------------------------------------------------------------------
$500,000 BUT LESS
THAN $1,000,000         2.00%       2.04%       1.70%         1.50%      1.52%       1.25%         2.00%       2.04%      1.70%
-----------------------------------------------------------------------------------------------------------------------------------
$1,000,000 OR MORE(1)   0.00%       0.00%       ____(2)       0.00%      0.00%       ____(2)       0.00%       0.00%      ____(2)
-----------------------------------------------------------------------------------------------------------------------------------


(1) If you purchase $1,000,000 or more of Class A shares and do not pay a sales charge, and you sell any of these shares before the eighteen month anniversary of purchase, you will pay a 1% CDSC on the portion redeemed at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase and the NAV at the time of redemption. In any sales, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time). The CDSC will be waived for shares purchased as part of an agreement where an organization agrees to waive its customary sales commission.

(2) With respect to dealer reallowance amounts applicable to purchases of $1,000,000 or more, such amounts differ for certain funds as detailed in the statement of additional information under the section entitled, "Payments to Dealers." Please refer to the statement of additional information for the specific details.

(3) "Selected Bond Funds" include the Short Term Bond Fund, Intermediate Bond Fund and Intermediate Municipal Bond Fund.

CLASS B SHARES

Class B shares are offered at NAV, without any up-front sales charge. Therefore, all of the money that you send to the Funds is used to purchase Fund shares. If you sell your Class B shares before the end of the sixth year after purchase, however, you will pay a contingent deferred sales charge, or CDSC, at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase and the NAV at the time of redemption. In any sale, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Class B shares are subject to the following CDSC schedule:

                                          % OF NAV (AT TIME OF PURCHASE OR SALE
YEAR OF REDEMPTION AFTER PURCHASE            IF LOWER) DEDUCTED FROM PROCEEDS
--------------------------------------------------------------------------------
DURING THE FIRST YEAR                                       5%
--------------------------------------------------------------------------------
DURING THE SECOND YEAR                                      4%
--------------------------------------------------------------------------------
DURING THE THIRD OR FOURTH YEARS                            3%
--------------------------------------------------------------------------------
DURING THE FIFTH YEAR                                       2%
--------------------------------------------------------------------------------
DURING THE SIXTH YEAR                                       1%
--------------------------------------------------------------------------------
DURING THE SEVENTH OR EIGHTH YEARS                          0%
--------------------------------------------------------------------------------

CLASS C SHARES


Class C shares are offered at NAV, without any up-front sales charge. Therefore, all the money you send to the Funds is used to purchase Fund shares. If you sell your Class C shares before the first anniversary of purchase, however, you may pay a 1% contingent deferred sales charge, or CDSC, at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase and the NAV at the time of redemption. In any sale, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

ADVISOR SHARES

The price of Advisor shares includes the initial sales charge (except the Prime Money Market Fund, which does not impose a sales charge). Therefore, part of the money you send to the Funds will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates for the Short Term Bond Fund, the Intermediate Bond Fund and the Intermediate Municipal Bond Fund are as follows:


                                    SALES CHARGE AS A % OF         CHARGE AS A % OF YOUR              DEALER
                                        OFFERING PRICE                  INVESTMENT                  REALLOWANCE
----------------------------------------------------------------------------------------------------------------
LESS THAN $50,000                            2.00%                         2.04%                       1.70%
----------------------------------------------------------------------------------------------------------------
$50,000 BUT LESS THAN $100,000               1.50%                         1.52%                       1.25%
----------------------------------------------------------------------------------------------------------------
$100,000 BUT LESS THAN $250,000              1.25%                         1.27%                       1.00%
----------------------------------------------------------------------------------------------------------------
$250,000 BUT LESS THAN $500,000              1.00%                         1.01%                       0.85%
----------------------------------------------------------------------------------------------------------------
$500,000 TO $999,999                         0.50%                         0.50%                       0.40%
----------------------------------------------------------------------------------------------------------------
$1,000,000 OR MORE                       Not available                 Not available               Not available
----------------------------------------------------------------------------------------------------------------


The current sales charge rates for all other Fifth Third Funds (except for the Prime Money Market Fund) are as follows:


                                    SALES CHARGE AS A % OF         CHARGE AS A % OF YOUR              DEALER
                                        OFFERING PRICE                  INVESTMENT                  REALLOWANCE
----------------------------------------------------------------------------------------------------------------
LESS THAN $50,000                            3.25%                         3.36%                       2.90%
----------------------------------------------------------------------------------------------------------------
$50,000 BUT LESS THAN $100,000               2.75%                         2.83%                       2.40%
----------------------------------------------------------------------------------------------------------------
$100,000 BUT LESS THAN $250,000              2.00%                         2.04%                       1.70%
----------------------------------------------------------------------------------------------------------------
$250,000 BUT LESS THAN $500,000              1.25%                         1.27%                       1.00%
----------------------------------------------------------------------------------------------------------------
$500,000 TO $999,999                         1.00%                         1.01%                       0.85%
----------------------------------------------------------------------------------------------------------------
$1,000,000 OR MORE                       Not available                 Not available               Not available
----------------------------------------------------------------------------------------------------------------


SALES CHARGE REDUCTIONS - CLASS A AND ADVISOR SHARES

The Funds offer reduced sales charges on Class A and Advisor shares under certain circumstances, as defined below. To calculate the sales charge applicable to your net purchase of Advisor shares, you may aggregate your investment with the greater of the current market value or amount purchased of any shares of any Fifth Third Fund (Market Funds) held in your account or accounts listed under "Combination Privilege" below.

--------------------------------------------------------------------------------
As an investor, it is your responsibility to disclose to your investment representative all of your mutual fund holdings to ensure that you receive all sales charge reductions to which you are entitled.
--------------------------------------------------------------------------------

      o Letter of Intent. You inform the Fund in writing that you intend to purchase at least $50,000 of Class A or Advisor shares (excluding money market fund shares) over a 13-month period to qualify for a reduced sales charge. You must include at least 5.00% of the total amount you intend to purchase with your Letter of Intent. Shares purchased under the non-binding Letter of Intent will be held in escrow until the total investment has been completed. A Letter of Intent may be backdated up to 90 days to include previous purchases for determining your sales charge. In the event the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges.


      o Rights of Accumulation. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, any additional investment will qualify for the reduced sales charge. Fifth Third Funds allows shareholders to include existing Class A, B, C, and Advisor Shares (with the exception of money market funds held in each class) in their rights of accumulation values to lower their sales charge on purchasing Class A and Advisor Shares. To determine whether the sales charge reduction applies, the value of the shares you already own will be calculated by using the greater of the current value or the original investment amount. To be eligible for the right of accumulation, shares of the Funds must be held in the following types of accounts: (i) individual or joint accounts; (ii) retirement accounts (IRA's, 401(k)'s, etc.); or (iii) other accounts owned by the same shareholder (determined by tax ID) or other shareholders eligible under the Combination Privilege defined below.

      o Combination Privilege. Combine accounts of multiple funds (excluding Class A and Advisor shares of the Money Market Funds) or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

In order to obtain a sales charge reduction you must provide the Distributor or your investment representative, at the time of purchase, with information regarding shares held in other accounts which may be eligible for aggregation. It may be necessary to provide information or records regarding shares of the Funds held in: (i) all accounts with the Funds or your investment representative; (ii) accounts with other investment representatives; and (iii) accounts in the name of immediate family household members (spouse and children under 21).

Information regarding the Funds' sales charge reduction program can also be obtained free of charge on the Funds' web-site: www.53.com.

SALES CHARGE WAIVERS

CLASS A SHARES

The following transactions qualify for waivers of sales charges that apply to Class A shares:

      o Reinvestment of distributions from a deferred compensation plan, agency, trust, or custody account that was maintained by the Advisor or its affiliates or invested in any Fifth Third Fund.

      o Shares purchased for trust or other advisory accounts established with the Advisor or its affiliates.

      o Shares purchased by current and retired directors, trustees, employees, and immediate family household members (spouse and children under 21) of the Advisor and its affiliates, and any organization that provides services to the Funds; current and retired Fund trustees; dealers who have an agreement with the Distributor; and any trade organization to which the Advisor or the Administrator belongs.

      o Shares purchased in connection with 401(k) plans, 403(b) plans and other employer-sponsored Qualified Retirement Plans, "wrap" type programs, non-transactional fee fund programs, and programs offered by fee-based financial planners and other types of financial institutions (including omnibus service providers).

      o     Shares purchased by former Kent Fund Investment Class shareholders.

CLASS B SHARES

The CDSC will be waived under certain circumstances, including the following:

      o Minimum required distributions from an IRA or other qualifying retirement plan to a shareholder who has attained age 701/2.

      o Redemptions from accounts following the death or disability of the shareholder.

      o Investors who purchased through a participant directed defined benefit plan.

      o     Returns of excess contributions to certain retirement plans.

      o Distributions of less than 12% of the annual account value under the Systematic Withdrawal Plan.

      o Shares issued in a plan of reorganization sponsored by Fifth Third Bank, or shares redeemed involuntarily in a similar situation.

      o Shares issued for sweep accounts when a sales commission was not paid at the time of purchase. In this case, the maximum purchase amount is waived also.

CLASS C SHARES

The CDSC will be waived for shares purchased as part of an agreement whereby an organization agrees to waive their customary sales commission.

ADVISOR SHARES

The following transactions qualify for waivers of sales charges that apply to Advisor shares:

      o Reinvestment of distributions from a deferred compensation plan, agency, trust, or custody account that was maintained by the Advisor or its affiliates or invested in any Fifth Third Fund.

      o Shares purchased for trust or other advisory accounts established with the Advisor or its affiliates.

      o Shares purchased by current and retired directors, trustees, employees, and immediate family household members (spouse and children under 21) of the Advisor and its affiliates and any organization that provides services to the Funds; current and retired Fund trustees; dealers who have an agreement with the Distributor; and any trade organization to which the Advisor or the Administrator belongs.

      o Shares purchased in connection with 401(k) plans, 403(b) plans and other employer-sponsored Qualified Retirement Plans, "wrap" type programs, non-transactional fee fund programs, and fee-based programs offered by financial planners and other types of financial institutions (including omnibus service providers).

      o Shares purchased by shareholders who owned Advisor shares of any Fifth Third Fund prior to August 1, 2005.

ADDITIONAL INFORMATION ABOUT SALES CHARGES

Current information regarding each Fund's sales charges and breakpoint discounts is available by hyperlink on the Funds' Web site at www.53.com.

REINSTATEMENT PRIVILEGE

If you have sold Class A shares or Advisor shares and decide to reinvest in the Fund within a 90-day period, you will not be charged the applicable sales load on amounts up to the value of the shares you sold. You must provide a written reinstatement request and payment within 90 days of the date your instructions to sell were processed.

DISTRIBUTION/SERVICE (12B-1) FEES FOR ALL FUNDS

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses related to the sale and distribution of the Fund's shares and/or for providing shareholder services. In particular, for Class B, Class C and Advisor shares, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

The 12b-1 fees vary by share class as follows:

      o Class A shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of the applicable Fund, which the Distributor may use for shareholder servicing and distribution.

      o Class B shares pay a 12b-1 fee at an annual rate of up to 1.00% of the average daily net assets of the applicable Fund. The Distributor may use up to 0.25% of the 12b-1 fee for shareholder servicing and up to 0.75% for distribution.

      o Class C shares pay a 12b-1 fee of up to 0.75% of the average daily net assets of the applicable Fund, which the Distributor may use for distribution. The higher 12b-1 fee on Class C shares, together with the CDSC help to defray the Distributor's costs of advancing brokerage commissions to investment representatives, allowing for these shares to be sold without an "upfront" sales charge.

      o Advisor shares may pay a 12b-1 fee at an annual rate of up to 0.50% of the average daily net assets of the applicable Fund, which the Distributor may use for shareholder servicing and distribution.

Please note that Class C shares pay a non-12b-1 shareholder servicing fee of up to 0.25% of the average daily net assets of the applicable Fund.

Over time shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an on-going basis.

While Class B and Class C shares do not have any front-end sales charges, their higher ongoing annual expenses (due to higher 12b-1 fees) mean that over time Class B and Class C shareholders could end up paying more for these shares than if such shareholders would have purchased Class A or Advisor shares and paid a front-end sales charge.

--------------------------------------------------------------------------------
YOUR FINANCIAL INTERMEDIARY MAY NOT SELL SHARES IN ALL CLASSES OF THE FUNDS OR MAY SELL CLASSES THAT ARE MORE EXPENSIVE TO YOU AS COMPENSATION OR REIMBURSEMENT FOR DIFFERING LEVELS OF SERVICING OR EXPENSES ASSOCIATED WITH YOUR ACCOUNT. THE FUNDS CANNOT BE RESPONSIBLE FOR ENSURING THAT YOUR FINANCIAL INTERMEDIARY IS PLACING YOU IN THE MOST APPROPRIATE CLASS OF SHARES AS WE ARE NOT PRIVY TO DETAILS OF YOUR ACCOUNT AND ARE UNABLE TO MAKE A DETERMINATION AS TO WHICH CLASS IS MOST SUITABLE. YOU SHOULD DISCUSS ALL COMPENSATION WITH YOUR FINANCIAL INTERMEDIARY AND BE AWARE OF HOW YOUR ACCOUNT MIGHT BE AFFECTED.
--------------------------------------------------------------------------------

CONVERSION TO CLASS A SHARES

Class B shares convert automatically to Class A shares 8 years after purchase. After conversion, the 12b-1 fees applicable to your shares are reduced from 1.00% to 0.25% of the average daily net assets.

DEALER COMPENSATION AND INCENTIVES

The Distributor pays Dealers selling Class A or Advisor shares a one-time concession at the time of sale ("Concession") equal to the "Dealer Reallowance" set forth in the sales load schedule under "Calculation of Sales Charges - Class A Shares" and "Calculation of Sales Charges - Advisor Shares." Additionally, Dealers receive monthly ongoing compensation of up to 0.25% and 0.50% per year, respectively, of the net asset value of the Class A and Advisor shares owned by their customers as compensation for servicing such shareholders' accounts. The Distributor may pay Dealers a finders fee on purchases of Class A shares exceeding $1,000,000, as described in the Statement of Additional Information.

The Distributor pays Dealers selling Class B shares a Concession equal to 4% of the purchase amount. Additionally, Dealers receive monthly ongoing compensation of up to 0.25% per year of the net asset value of the Class B shares owned by their customers as compensation for servicing such shareholders' accounts.

The Distributor pays Dealers selling Class C shares a Concession equal to 1% of the purchase amount. Additionally, during the first 18 months following each sale, Dealers receive monthly ongoing compensation of up to 0.25% per year of the net asset value of such Class C shares for servicing such shareholders' accounts. Thereafter, dealers receive quarterly ongoing compensation of 1.00% per year of such Class C shares (0.25% per year for servicing the shareholder accounts, and 0.75% per year as additional reallowance or concession).

With respect to Class A, Class B, Class C and Advisor shares, no Concession is paid on shares issued in connection with reinvestments of dividends and capital gains distributions.

In addition, the Advisor or its affiliates, in their sole discretion and out of their own assets, may pay additional amounts to Dealers in connection with the marketing and sale of Fund shares.

The Adviser is not permitted to consider sales of shares of the Funds (or other Fifth Third Funds) as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds.

DIVIDENDS AND CAPITAL GAINS

All dividends and capital gains will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions. Dividends are higher for Class A shares than for Class B shares, Class C shares or Advisor shares, because Class A shares have lower operating expenses than Class B shares, Class C shares or Advisor shares.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

Dividends, if any, are declared daily and paid monthly by the Fifth Third Prime Money Market Fund.

Dividends, if any, are declared and paid monthly by the Fifth Third Bond Fund.

Dividends, if any, are declared and paid quarterly by the Fifth Third Mid Cap Growth Fund and the Fifth Third Quality Growth Fund.

Capital gains, if any, are distributed at least annually.

As discussed in detail in the Statement of Additional Information, if a Fund makes a distribution in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of a Shareholder's tax basis in Fund shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces the Shareholder's tax basis in the shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of those shares. The Fifth Third Strategic Income Fund is particularly susceptible to this possibility because it may, at times in its discretion, pay out less than the entire amount of net investment income earned in any particular period and may at times pay out such accumulated undistributed income in addition to net investment income earned in other periods in order to permit the Fund to maintain a more stable level of distributions. As a result, the dividend paid by the Fund to shareholders for any particular period may be more or less than the amount of net investment income earned by the Fund during such period. The Fund is not required to maintain a stable level of distributions to shareholders.

TAXATION

FEDERAL INCOME TAX

TAXATION OF SHAREHOLDER TRANSACTIONS

A sale, exchange or redemption of Fund shares generally will result in a taxable gain or loss to the shareholder.

TAXATION OF DISTRIBUTIONS

Each Fund expects to distribute substantially all of its investment income (including net realized capital gains and tax-exempt interest income, if any) to its shareholders at least annually. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or reinvested in additional shares. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. Distributions of investment income designated by the Fund as derived from "qualified dividend income" will be taxed at the rates applicable to long-term capital gains, provided holding period and other requirements are met at both the Shareholder and Fund level. The fixed income funds do not expect a significant portion of Fund distributions to be derived from qualified dividend income. An Asset Allocation Fund will not be able to offset gains realized by one Fund in which it invests against losses realized by another Fund in which it invests until it disposes of shares of the Fund that realized such losses. The use of a fund-of-funds structure could therefore affect the amount, timing and character of distributions to shareholders and increase the amount of taxes payable by shareholders. Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price paid). See the Statement of Additional Information for further details.


FOREIGN INVESTMENTS

If a Fund invests in foreign securities, please note that investment income received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source which may decrease the yield of such investments. The United States has entered into tax treaties with many foreign countries that entitle the Fund to reduce tax rates or exemption on this income. The effective rate of foreign tax cannot be predicted since the amount of the Fund's assets to be invested within various countries is unknown.

In addition, foreign investment may prompt a Fund to distribute ordinary income more frequently or in greater amounts than purely domestic funds, which could increase a shareholder's tax liability.

STATE AND LOCAL TAXES

Shareholders may also be subject to state and local taxes on distributions and redemptions. Under state or local law, distributions of investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such income taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under state and local tax laws.

This is a brief summary of certain income tax consequences relating to an investment in the Funds. The Statement of Additional Information provides further details regarding taxation. Shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

ADDITIONAL COMPENSATION TO SERVICING AGENTS

The Advisor and/or its affiliates may pay amounts from their own assets to selling or servicing agents of the Funds for distribution-related activities, shareholder servicing, or other services they provide. These amounts may be fixed dollar amounts, a percentage of sales, a percentage of assets, or any combination thereof, and may be up-front or ongoing payments or both. Agents may agree to provide a variety of shareholder servicing services, marketing related services, or access advantages to the Funds, including, for example, presenting the Funds on "approved" or "select" lists, in return for these payments. Selling or servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or allocate or invest client assets among different investment options.

In addition, the Advisor and/or its affiliates may pay amounts from their own assets for services provided and costs incurred by third parties that are of a type that would typically be provided or incurred directly by Fifth Third Funds' transfer agent. The Fifth Third Funds also may pay amounts to third party intermediaries, including selling and servicing agents, for providing these types of services or incurring these types of costs.

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                                       84

                                   APPENDIX C

                                FIFTH THIRD FUNDS
                              OWNERSHIP INFORMATION

As of September 24, 2007, the officers and Trustees of Fifth Third Funds as a group beneficially owned less than 1% of the outstanding shares of Institutional, Advisor, Class A, Class B or Class C shares of any of the Fifth Third Funds.

The information in the following table shows, to the best of the knowledge of Fifth Third Funds, the shareholders who owned of record or beneficially 5% or more of the indicated Fund and Class as of ______, 2007. The table also shows, as far as practicable, the percentage of record and beneficial ownership of these same shareholders upon consummation of the Transaction calculated on the basis of holdings as of the September 24, 2007 record date. Those shareholders who beneficially own 25% or more of the outstanding shares of a Fund may be deemed to be controlling persons of that Fund under the 1940 Act. In this context, "control" shall mean (1) the beneficial ownership, either directly or through one or more controlled companies of more than 25% of the voting securities of a company; (2) the acknowledgement or assertion by either the controlled or controlling party of the existence of control; or (3) an adjudication under ss.2(a)(9)of the 1940 Act which has become final, that control exists.
--------------------------------------------------------------------------------


                                                                                APPROXIMATE
                                                                                PERCENT OF                 PERCENT OF
                                                         APPROXIMATE              RECORD                   BENEFICIAL
                                  PERCENT OF             PERCENT OF              OWNERSHIP                  OWNERSHIP
                                    RECORD               BENEFICIAL                UPON                       UPON
NAME AND ADDRESS                   OWNERSHIP              OWNERSHIP            CONSUMMATION               CONSUMMATION
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------


                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                                   APPENDIX D

                                FIFTH THIRD FUNDS

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds' financial performance for the past 5 years or the period of each Fund's operations, if shorter. Certain information reflects financial results for a single Fund Share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions).

The information for the Mid Cap Growth, Bond, Prime Money Market and Quality Growth Funds for each of the years in the period ended July 31, 2006 has been audited by PricewaterhouseCoopers LLP. PricewaterhouseCoopers LLP's report, along with the Funds' financial statements, is incorporated by reference in the SAI, which is available upon request.

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                    CHANGE IN NET ASSETS                       LESS DIVIDENDS AND
                                                                  RESULTING FROM OPERATIONS                    DISTRIBUTIONS FROM
                                                              --------------------------------               -----------------------
                                                                                NET REALIZED
                                                                                    AND
                                                                                 UNREALIZED     CHANGE IN
                                                   NET ASSET                   GAINS/(LOSSES)   NET ASSETS
                                                    VALUE,          NET             FROM        RESULTING       NET          NET
                                                   BEGINNING    INVESTMENT       INVESTMENT        FROM      INVESTMENT    REALIZED
                                                   OF PERIOD   INCOME/(LOSS)    TRANSACTIONS    OPERATIONS     INCOME       GAINS
------------------------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH FUND INSTITUTIONAL SHARES
Year ended 7/31/02                                  $ 15.10       (0.06)           (4.33)         (4.39)          --        (0.47)
Year ended 7/31/03                                  $ 10.24       (0.07)@           1.85           1.78           --           --
Year ended 7/31/04                                  $ 12.02       (0.09)            1.03           0.94           --           --
Year ended 7/31/05                                  $ 12.96          -- ^           3.07           3.07           --           --
Year ended 7/31/06                                  $ 16.03       (0.04)@           0.77           0.73        (0.02)       (0.19)
Six months ended 1/31/07+                           $ 16.55       (0.03)            2.10           2.07           --        (3.50)
------------------------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH FUND CLASS A SHARES
Year ended 7/31/02                                  $ 14.94       (0.09)           (4.27)         (4.36)          --        (0.47)
Year ended 7/31/03                                  $ 10.11       (0.09)@           1.80           1.71           --           --
Year ended 7/31/04                                  $ 11.82       (0.12)            1.02           0.90           --           --
Year ended 7/31/05                                  $ 12.72       (0.05)            3.02           2.97           --           --
Year ended 7/31/06                                  $ 15.69       (0.08)@           0.76           0.68        (0.01)       (0.19)
Six months ended 1/31/07+                           $ 16.17       (0.05)            2.05           2.00           --        (3.50)
------------------------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH FUND CLASS B SHARES
Year ended 7/31/02                                  $ 14.86       (0.14)           (4.27)         (4.41)          --        (0.47)
Year ended 7/31/03                                  $  9.98       (0.17)@           1.78           1.61           --           --
Year ended 7/31/04                                  $ 11.59       (0.21)            1.00           0.79           --           --
Year ended 7/31/05                                  $ 12.38       (0.15)            2.93           2.78           --           --
Year ended 7/31/06                                  $ 15.16       (0.20)@           0.73           0.53           --        (0.19)
Six months ended 1/31/07+                           $ 15.50       (0.10)            1.96           1.86           --        (3.50)
------------------------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH FUND CLASS C SHARES
Year ended 7/31/02                                  $ 14.36       (0.18)           (4.08)         (4.26)          --        (0.47)
Year ended 7/31/03                                  $  9.63       (0.16)@           1.70           1.54           --           --
Year ended 7/31/04                                  $ 11.17       (0.21)            0.98           0.77           --           --
Year ended 7/31/05                                  $ 11.94       (0.16)            2.83           2.67           --           --
Year ended 7/31/06                                  $ 14.61       (0.19)@           0.71           0.52           --        (0.19)
Six months ended 1/31/07+                           $ 14.94       (0.10)            1.88           1.78           --        (3.50)
------------------------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                              $ 13.47       (0.04)           (2.87)         (2.91)          --        (0.47)
Year ended 7/31/03                                  $ 10.09       (0.12)@           1.81           1.69           --           --
Year ended 7/31/04                                  $ 11.78       (0.12)            0.99           0.87           --           --
Year ended 7/31/05                                  $ 12.65       (0.07)            2.98           2.91           --           --
Year ended 7/31/06                                  $ 15.56       (0.12)@           0.75           0.63           --        (0.19)
Six months ended 1/31/07+                           $ 16.00       (0.07)            2.02           1.95           --        (3.50)
------------------------------------------------------------------------------------------------------------------------------------

                                                                     NET        TOTAL
                                                       TOTAL        ASSET      RETURN
                                                     DIVIDENDS      VALUE,    (EXCLUDES
                                                        AND         END OF      SALES
                                                   DISTRIBUTIONS    PERIOD     CHARGE)
----------------------------------------------------------------------------------------
MID CAP GROWTH FUND INSTITUTIONAL SHARES
Year ended 7/31/02                                    (0.47)       $  10.24   (30.02%)
Year ended 7/31/03                                       --        $  12.02    17.38%
Year ended 7/31/04                                       --        $  12.96     7.82%
Year ended 7/31/05                                       --        $  16.03    23.69%
Year ended 7/31/06                                    (0.21)       $  16.55     4.56%
Six months ended 1/31/07+                             (3.50)       $  15.12    12.98%*
----------------------------------------------------------------------------------------
MID CAP GROWTH FUND CLASS A SHARES
Year ended 7/31/02                                    (0.47)       $  10.11   (30.21%)
Year ended 7/31/03                                       --        $  11.82    17.03%
Year ended 7/31/04                                       --        $  12.72     7.61%
Year ended 7/31/05                                       --        $  15.69    23.35%
Year ended 7/31/06                                    (0.20)       $  16.17     4.34%
Six months ended 1/31/07+                             (3.50)       $  14.67    12.85%*
----------------------------------------------------------------------------------------
MID CAP GROWTH FUND CLASS B SHARES
Year ended 7/31/02                                    (0.47)       $   9.98   (30.65%)
Year ended 7/31/03                                       --        $  11.59    16.13%
Year ended 7/31/04                                       --        $  12.38     6.82%
Year ended 7/31/05                                       --        $  15.16    22.46%
Year ended 7/31/06                                    (0.19)       $  15.50     3.51%
Six months ended 1/31/07+                             (3.50)       $  13.86    12.49%*
----------------------------------------------------------------------------------------
MID CAP GROWTH FUND CLASS C SHARES
Year ended 7/31/02                                    (0.47)       $   9.63   (30.67%)
Year ended 7/31/03                                       --        $  11.17    15.99%
Year ended 7/31/04                                       --        $  11.94     6.89%
Year ended 7/31/05                                       --        $  14.61    22.36%
Year ended 7/31/06                                    (0.19)       $  14.94     3.57%
Six months ended 1/31/07+                             (3.50)       $  13.22    12.41%*
----------------------------------------------------------------------------------------
MID CAP GROWTH FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                                (0.47)       $  10.09   (19.75%)*
Year ended 7/31/03                                       --        $  11.78    16.75%
Year ended 7/31/04                                       --        $  12.65     7.39%
Year ended 7/31/05                                       --        $  15.56    23.00%
Year ended 7/31/06                                    (0.19)       $  16.00     4.07%
Six months ended 1/31/07+                             (3.50)       $  14.45    12.67%*
----------------------------------------------------------------------------------------


FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                      RATIOS/SUPPLEMENTAL DATA
                                                   ---------------------------------------------------------------

                                                                RATIOS OF                   RATIOS OF
                                                      NET       EXPENSES    RATIOS OF NET    EXPENSES
                                                    ASSETS,        TO         INVESTMENT        TO
                                                     END OF      AVERAGE    INCOME/(LOSS)    AVERAGE     PORTFOLIO
                                                     PERIOD        NET        TO AVERAGE       NET       TURNOVER
                                                    (000'S)      ASSETS       NET ASSETS    ASSETS (A)   RATE (B)
------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH FUND INSTITUTIONAL SHARES
Year ended 7/31/02                                 $  207,807    1.12%        (0.49%)         1.14%         27%
Year ended 7/31/03                                 $  335,285    1.10%        (0.65%)         1.10%         25%
Year ended 7/31/04                                 $  335,815    1.09%        (0.68%)         1.09%         83%
Year ended 7/31/05                                 $  392,929    1.09%        (0.03%)         1.09%         54%
Year ended 7/31/06                                 $  318,133    1.08%        (0.24%)         1.08%         69%
Six months ended 1/31/07+                          $  337,042    1.09%**      (0.42%)**       1.09%**       37%
------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH FUND CLASS A SHARES
Year ended 7/31/02                                 $   30,165    1.36%        (0.74%)         1.39%         27%
Year ended 7/31/03                                 $   35,504    1.35%        (0.89%)         1.35%         25%
Year ended 7/31/04                                 $   49,586    1.34%        (0.93%)         1.34%         83%
Year ended 7/31/05                                 $   41,921    1.34%        (0.29%)         1.34%         54%
Year ended 7/31/06                                 $   34,437    1.33%        (0.49%)         1.33%         69%
Six months ended 1/31/07+                          $   32,213    1.34%**      (0.67%)**       1.34%**       37%
------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH FUND CLASS B SHARES
Year ended 7/31/02                                 $    5,008    2.12%        (1.51%)         2.15%         27%
Year ended 7/31/03                                 $    5,846    2.10%        (1.64%)         2.10%         25%
Year ended 7/31/04                                 $    6,730    2.09%        (1.68%)         2.09%         83%
Year ended 7/31/05                                 $    6,874    2.09%        (1.03%)         2.09%         54%
Year ended 7/31/06                                 $    6,507    2.08%        (1.24%)         2.08%         69%
Six months ended 1/31/07+                          $    6,226    2.09%**      (1.42%)**       2.09%**       37%
------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH FUND CLASS C SHARES
Year ended 7/31/02                                 $    1,061    2.12%        (1.49%)         2.14%         27%
Year ended 7/31/03                                 $    1,525    2.10%        (1.64%)         2.10%         25%
Year ended 7/31/04                                 $    1,700    2.09%        (1.68%)         2.09%         83%
Year ended 7/31/05                                 $    1,600    2.09%        (1.03%)         2.09%         54%
Year ended 7/31/06                                 $    1,122    2.08%        (1.22%)         2.08%         69%
Six months ended 1/31/07+                          $    1,045    2.09%**      (1.42%)**       2.09%**       37%
------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                             $      145    1.68%**      (1.06%)**       1.71%**       27%
Year ended 7/31/03                                 $      240    1.60%        (1.14%)         1.60%         25%
Year ended 7/31/04                                 $      962    1.59%        (1.17%)         1.59%         83%
Year ended 7/31/05                                 $    1,218    1.59%        (0.52%)         1.59%         54%
Year ended 7/31/06                                 $      813    1.58%        (0.72%)         1.58%         69%
Six months ended 1/31/07+                          $      756    1.59%**      (0.93%)**       1.59%**       37%
------------------------------------------------------------------------------------------------------------------


                                  Spread 88-89

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                    CHANGE IN NET ASSETS                       LESS DIVIDENDS AND
                                                                  RESULTING FROM OPERATIONS                    DISTRIBUTIONS FROM
                                                              --------------------------------               -----------------------
                                                                                NET REALIZED
                                                                                    AND
                                                                                 UNREALIZED     CHANGE IN
                                                   NET ASSET                   GAINS/(LOSSES)   NET ASSETS
                                                    VALUE,          NET             FROM        RESULTING       NET          NET
                                                   BEGINNING    INVESTMENT       INVESTMENT        FROM      INVESTMENT    REALIZED
                                                   OF PERIOD   INCOME/(LOSS)    TRANSACTIONS    OPERATIONS     INCOME       GAINS
------------------------------------------------------------------------------------------------------------------------------------
QUALITY GROWTH FUND INSTITUTIONAL SHARES
Year ended 7/31/02                                  $ 18.48       (0.04)           (4.94)         (4.98)          --        (0.59)
Year ended 7/31/03                                  $ 12.91        0.01             1.31           1.32           --^          --
Year ended 7/31/04                                  $ 14.23       (0.04)            0.42           0.38           --           --
Year ended 7/31/05                                  $ 14.61        0.03             1.74           1.77        (0.04)          --
Year ended 7/31/06                                  $ 16.34       (0.03)@          (0.64)         (0.67)          --           --
Six months ended 1/31/07+                           $ 15.67        0.08             1.90           1.98        (0.03)       (0.25)
------------------------------------------------------------------------------------------------------------------------------------
QUALITY GROWTH FUND CLASS A SHARES
Year ended 7/31/02                                  $ 18.33       (0.08)           (4.89)         (4.97)          --        (0.59)
Year ended 7/31/03                                  $ 12.77       (0.02)            1.29           1.27           --           --
Year ended 7/31/04                                  $ 14.04       (0.08)            0.42           0.34           --           --
Year ended 7/31/05                                  $ 14.38       (0.02)            1.72           1.70        (0.03)          --
Year ended 7/31/06                                  $ 16.05       (0.07)@          (0.62)         (0.69)          --           --
Six months ended 1/31/07+                           $ 15.36        0.06             1.85           1.91        (0.02)       (0.25)
------------------------------------------------------------------------------------------------------------------------------------
QUALITY GROWTH FUND CLASS B SHARES
Year ended 7/31/02                                  $ 18.23       (0.16)           (4.88)         (5.04)          --        (0.59)
Year ended 7/31/03                                  $ 12.60       (0.12)            1.27           1.15           --           --
Year ended 7/31/04                                  $ 13.75       (0.19)            0.43           0.24           --           --
Year ended 7/31/05                                  $ 13.99       (0.14)            1.67           1.53          --^           --
Year ended 7/31/06                                  $ 15.52       (0.18)@          (0.60)         (0.78)          --           --
Six months ended 1/31/07+                           $ 14.74       (0.01)            1.78           1.77           --        (0.25)
------------------------------------------------------------------------------------------------------------------------------------
QUALITY GROWTH FUND CLASS C SHARES
Year ended 7/31/02                                  $ 17.78       (0.20)           (4.71)         (4.91)          --        (0.59)
Year ended 7/31/03                                  $ 12.28       (0.11)            1.23           1.12           --           --
Year ended 7/31/04                                  $ 13.40       (0.20)            0.43           0.23           --           --
Year ended 7/31/05                                  $ 13.63       (0.15)            1.64           1.49           --^          --
Year ended 7/31/06                                  $ 15.12       (0.18)@          (0.58)         (0.76)          --           --
Six months ended 1/31/07+                           $ 14.36       (0.01)            1.74           1.73           --        (0.25)
------------------------------------------------------------------------------------------------------------------------------------
QUALITY GROWTH FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                              $ 16.79       (0.03)           (3.42)         (3.45)          --        (0.59)
Year ended 7/31/03                                  $ 12.75       (0.03)            1.26           1.23           --           --
Year ended 7/31/04                                  $ 13.98       (0.09)            0.40           0.31           --           --
Year ended 7/31/05                                  $ 14.29       (0.06)            1.71           1.65        (0.02)          --
Year ended 7/31/06                                  $ 15.92       (0.11)@          (0.62)         (0.73)          --           --
Six months ended 1/31/07+                           $ 15.19        0.04             1.83           1.87        (0.01)       (0.25)
------------------------------------------------------------------------------------------------------------------------------------

                                                                     NET        TOTAL
                                                       TOTAL        ASSET      RETURN
                                                     DIVIDENDS      VALUE,    (EXCLUDES
                                                        AND         END OF      SALES
                                                   DISTRIBUTIONS    PERIOD     CHARGE)
----------------------------------------------------------------------------------------
QUALITY GROWTH FUND INSTITUTIONAL SHARES
Year ended 7/31/02                                    (0.59)       $  12.91   (27.90%)
Year ended 7/31/03                                       --^       $  14.23    10.23%
Year ended 7/31/04                                       --        $  14.61     2.67%
Year ended 7/31/05                                    (0.04)       $  16.34    12.13%
Year ended 7/31/06                                       --        $  15.67    (4.10%)
Six months ended 1/31/07+                             (0.28)       $  17.37    12.68%*
----------------------------------------------------------------------------------------
QUALITY GROWTH FUND CLASS A SHARES
Year ended 7/31/02                                    (0.59)       $  12.77   (28.08%)
Year ended 7/31/03                                       --        $  14.04     9.95%
Year ended 7/31/04                                       --        $  14.38     2.42%
Year ended 7/31/05                                    (0.03)       $  16.05    11.83%
Year ended 7/31/06                                       --        $  15.36    (4.30%)
Six months ended 1/31/07+                             (0.27)       $  17.00    12.48%*
----------------------------------------------------------------------------------------
QUALITY GROWTH FUND CLASS B SHARES
Year ended 7/31/02                                    (0.59)       $  12.60   (28.63%)
Year ended 7/31/03                                       --        $  13.75     9.13%
Year ended 7/31/04                                       --        $  13.99     1.75%
Year ended 7/31/05                                       --^       $  15.52    10.95%
Year ended 7/31/06                                       --        $  14.74    (5.03%)
Six months ended 1/31/07+                             (0.25)       $  16.26    12.04%*
----------------------------------------------------------------------------------------
QUALITY GROWTH FUND CLASS C SHARES
Year ended 7/31/02                                    (0.59)       $  12.28   (28.62%)
Year ended 7/31/03                                       --        $  13.40     9.12%
Year ended 7/31/04                                       --        $  13.63     1.72%
Year ended 7/31/05                                       --^       $  15.12    10.95%
Year ended 7/31/06                                       --        $  14.36    (5.03%)
Six months ended 1/31/07+                             (0.25)       $  15.84    12.08%*
----------------------------------------------------------------------------------------
QUALITY GROWTH FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                                (0.59)       $  12.75   (19.05%)*
Year ended 7/31/03                                       --        $  13.98     9.65%
Year ended 7/31/04                                       --        $  14.29     2.22%
Year ended 7/31/05                                    (0.02)       $  15.92    11.57%
Year ended 7/31/06                                       --        $  15.19    (4.59%)
Six months ended 1/31/07+                             (0.26)       $  16.80    12.35%*
----------------------------------------------------------------------------------------

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      RATIOS/SUPPLEMENTAL DATA
                                                   ---------------------------------------------------------------

                                                                RATIOS OF                   RATIOS OF
                                                      NET       EXPENSES    RATIOS OF NET    EXPENSES
                                                     ASSETS,       TO         INVESTMENT        TO
                                                     END OF      AVERAGE    INCOME/(LOSS)    AVERAGE     PORTFOLIO
                                                     PERIOD        NET        TO AVERAGE       NET       TURNOVER
                                                    (000'S)      ASSETS       NET ASSETS    ASSETS (A)   RATE (B)
------------------------------------------------------------------------------------------------------------------
QUALITY GROWTH FUND INSTITUTIONAL SHARES
Year ended 7/31/02                                 $  566,235    1.09%        (0.24%)        1.09%          20%
Year ended 7/31/03                                 $  795,988    1.08%         0.05%         1.08%          19%
Year ended 7/31/04                                 $  882,256    1.07%        (0.24%)        1.07%          35%
Year ended 7/31/05                                 $  707,766    1.08%         0.16%         1.08%          71%
Year ended 7/31/06                                 $  616,737    1.08%        (0.18%)        1.08%         108%
Six months ended 1/31/07+                          $  588,105    1.08%**       0.91%**       1.09%**        68%
------------------------------------------------------------------------------------------------------------------
QUALITY GROWTH FUND CLASS A SHARES
Year ended 7/31/02                                 $  221,972    1.34%        (0.49%)        1.34%          20%
Year ended 7/31/03                                 $  211,221    1.33%        (0.19%)        1.33%          19%
Year ended 7/31/04                                 $  220,904    1.32%        (0.49%)        1.32%          35%
Year ended 7/31/05                                 $  165,836    1.33%        (0.08%)        1.33%          71%
Year ended 7/31/06                                 $  114,828    1.33%        (0.42%)        1.33%         108%
Six months ended 1/31/07+                          $  104,973    1.33%**       0.65%**       1.34%**        68%
------------------------------------------------------------------------------------------------------------------
QUALITY GROWTH FUND CLASS B SHARES
Year ended 7/31/02                                 $   19,678    2.10%        (1.25%)        2.10%          20%
Year ended 7/31/03                                 $   20,700    2.08%        (0.94%)        2.08%          19%
Year ended 7/31/04                                 $   20,947    2.07%        (1.24%)        2.07%          35%
Year ended 7/31/05                                 $   17,791    2.08%        (0.85%)        2.08%          71%
Year ended 7/31/06                                 $   13,259    2.08%        (1.18%)        2.08%         108%
Six months ended 1/31/07+                          $   12,362    2.08%**      (0.10%)**      2.10%**        68%
------------------------------------------------------------------------------------------------------------------
QUALITY GROWTH FUND CLASS C SHARES
Year ended 7/31/02                                 $    8,044    2.09%        (1.24%)        2.09%          20%
Year ended 7/31/03                                 $    8,380    2.08%        (0.94%)        2.08%          19%
Year ended 7/31/04                                 $    7,536    2.07%        (1.24%)        2.07%          35%
Year ended 7/31/05                                 $    5,238    2.08%        (0.83%)        2.08%          71%
Year ended 7/31/06                                 $    3,199    2.08%        (1.17%)        2.08%         108%
Six months ended 1/31/07+                          $    2,634    2.08%**      (0.08%)**      2.10%**        68%
------------------------------------------------------------------------------------------------------------------
QUALITY GROWTH FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                             $      366    1.69%**      (0.80%)**      1.69%**        20%
Year ended 7/31/03                                 $    1,205    1.58%        (0.48%)        1.58%          19%
Year ended 7/31/04                                 $    3,127    1.57%        (0.75%)        1.57%          35%
Year ended 7/31/05                                 $    3,257    1.58%        (0.38%)        1.58%          71%
Year ended 7/31/06                                 $    1,877    1.58%        (0.67%)        1.58%         108%
Six months ended 1/31/07+                          $    2,159    1.58%**       0.45%**       1.59%**        68%
------------------------------------------------------------------------------------------------------------------


                                  Spread 90-91

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                    CHANGE IN NET ASSETS                       LESS DIVIDENDS AND
                                                                  RESULTING FROM OPERATIONS                    DISTRIBUTIONS FROM
                                                              --------------------------------               -----------------------
                                                                                NET REALIZED
                                                                                    AND
                                                                                 UNREALIZED     CHANGE IN
                                                   NET ASSET                   GAINS/(LOSSES)   NET ASSETS
                                                    VALUE,          NET             FROM        RESULTING       NET          NET
                                                   BEGINNING    INVESTMENT       INVESTMENT        FROM      INVESTMENT    REALIZED
                                                   OF PERIOD      INCOME        TRANSACTIONS    OPERATIONS     INCOME       GAINS
------------------------------------------------------------------------------------------------------------------------------------
BOND FUND INSTITUTIONAL SHARES
Year ended 7/31/02                                 $   9.97        0.50            (0.01)          0.49        (0.53)          --
Year ended 7/31/03                                 $   9.93        0.39             0.09           0.48        (0.45)          --
Year ended 7/31/04                                 $   9.96        0.28             0.14           0.42        (0.36)          --
Year ended 7/31/05                                 $  10.02        0.34             0.10           0.44        (0.38)       (0.01)
Year ended 7/31/06                                 $  10.07        0.42            (0.30)          0.12        (0.45)       (0.06)
Six months ended 1/31/07+                          $   9.68        0.22             0.11           0.33        (0.23)          --
------------------------------------------------------------------------------------------------------------------------------------
BOND FUND CLASS A SHARES
Year ended 7/31/02                                 $   9.95        0.51            (0.03)          0.48        (0.51)          --
Year ended 7/31/03                                 $   9.92        0.37             0.08           0.45        (0.42)          --
Year ended 7/31/04                                 $   9.95        0.25             0.16           0.41        (0.34)          --
Year ended 7/31/05                                 $  10.02        0.30             0.11           0.41        (0.35)       (0.01)
Year ended 7/31/06                                 $  10.07        0.39            (0.30)          0.09        (0.42)       (0.06)
Six months ended 1/31/07+                          $   9.68        0.22             0.10           0.32        (0.22)          --
------------------------------------------------------------------------------------------------------------------------------------
BOND FUND CLASS B SHARES
10/29/01(d) to 7/31/02                             $  10.13        0.29            (0.17)          0.12        (0.32)          --
Year ended 7/31/03                                 $   9.93        0.28             0.08           0.36        (0.34)          --
Year ended 7/31/04                                 $   9.95        0.15             0.18           0.33        (0.26)          --
Year ended 7/31/05                                 $  10.02        0.23             0.10           0.33        (0.27)       (0.01)
Year ended 7/31/06                                 $  10.07        0.32            (0.30)          0.02        (0.35)       (0.06)
Six months ended 1/31/07+                          $   9.68        0.18             0.10           0.28        (0.18)          --
------------------------------------------------------------------------------------------------------------------------------------
BOND FUND CLASS C SHARES
10/29/01(d) to 7/31/02                             $  10.13        0.27            (0.16)          0.11        (0.31)          --
Year ended 7/31/03                                 $   9.93        0.29             0.08           0.37        (0.34)          --
Year ended 7/31/04                                 $   9.96        0.17             0.15           0.32        (0.26)          --
Year ended 7/31/05                                 $  10.02        0.23             0.10           0.33        (0.27)       (0.01)
Year ended 7/31/06                                 $  10.07        0.31            (0.28)          0.03        (0.35)       (0.06)
Six months ended 1/31/07+                          $   9.69        0.18             0.09           0.27        (0.18)          --
------------------------------------------------------------------------------------------------------------------------------------
BOND FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                             $  10.13        0.35            (0.19)          0.16        (0.36)          --
Year ended 7/31/03                                 $   9.93        0.34             0.08           0.42        (0.39)          --
Year ended 7/31/04                                 $   9.96        0.23             0.14           0.37        (0.31)          --
Year ended 7/31/05                                 $  10.02        0.28             0.11           0.39        (0.33)       (0.01)
Year ended 7/31/06                                 $  10.07        0.36            (0.30)          0.06        (0.39)       (0.06)
Six months ended 1/31/07+                          $   9.68        0.20             0.10           0.30        (0.20)          --
------------------------------------------------------------------------------------------------------------------------------------

                                                                     NET        TOTAL
                                                       TOTAL        ASSET      RETURN
                                                     DIVIDENDS      VALUE,    (EXCLUDES
                                                        AND         END OF      SALES
                                                   DISTRIBUTIONS    PERIOD     CHARGE)
----------------------------------------------------------------------------------------
BOND FUND INSTITUTIONAL SHARES
Year ended 7/31/02                                    (0.53)       $   9.93     5.06%
Year ended 7/31/03                                    (0.45)       $   9.96     4.79%
Year ended 7/31/04                                    (0.36)       $  10.02     4.26%
Year ended 7/31/05                                    (0.39)       $  10.07     4.43%
Year ended 7/31/06                                    (0.51)       $   9.68     1.21%
Six months ended 1/31/07+                             (0.23)       $   9.78     3.43%*
----------------------------------------------------------------------------------------
BOND FUND CLASS A SHARES
Year ended 7/31/02                                    (0.51)       $   9.92     4.91%
Year ended 7/31/03                                    (0.42)       $   9.95     4.62%
Year ended 7/31/04                                    (0.34)       $  10.02     4.00%
Year ended 7/31/05                                    (0.36)       $  10.07     4.17%
Year ended 7/31/06                                    (0.48)       $   9.68     0.97%
Six months ended 1/31/07+                             (0.22)       $   9.78     3.28%*
----------------------------------------------------------------------------------------
BOND FUND CLASS B SHARES
10/29/01(d) to 7/31/02                                (0.32)       $   9.93     1.22%*
Year ended 7/31/03                                    (0.34)       $   9.95     3.74%
Year ended 7/31/04                                    (0.26)       $  10.02     3.19%
Year ended 7/31/05                                    (0.28)       $  10.07     3.38%
Year ended 7/31/06                                    (0.41)       $   9.68     0.20%
Six months ended 1/31/07+                             (0.18)       $   9.78     2.89%*
----------------------------------------------------------------------------------------
BOND FUND CLASS C SHARES
10/29/01(d) to 7/31/02                                (0.31)       $   9.93     1.20%*
Year ended 7/31/03                                    (0.34)       $   9.96     3.75%
Year ended 7/31/04                                    (0.26)       $  10.02     3.20%
Year ended 7/31/05                                    (0.28)       $  10.07     3.37%
Year ended 7/31/06                                    (0.41)       $   9.69     0.30%
Six months ended 1/31/07+                             (0.18)       $   9.78     2.79%*
----------------------------------------------------------------------------------------
BOND FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                                (0.36)       $   9.93     1.69%*
Year ended 7/31/03                                    (0.39)       $   9.96     4.25%
Year ended 7/31/04                                    (0.31)       $  10.02     3.73%
Year ended 7/31/05                                    (0.34)       $  10.07     3.90%
Year ended 7/31/06                                    (0.45)       $   9.68     0.69%
Six months ended 1/31/07+                             (0.20)       $   9.78     3.14%*
----------------------------------------------------------------------------------------

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      RATIOS/SUPPLEMENTAL DATA
                                                   ---------------------------------------------------------------

                                                                RATIOS OF                   RATIOS OF
                                                      NET       EXPENSES    RATIOS OF NET    EXPENSES
                                                    ASSETS,        TO        INVESTMENT         TO
                                                     END OF      AVERAGE       INCOME        AVERAGE     PORTFOLIO
                                                     PERIOD        NET       TO AVERAGE        NET       TURNOVER
                                                    (000'S)      ASSETS      NET ASSETS     ASSETS (A)   RATE (B)
------------------------------------------------------------------------------------------------------------------
BOND FUND INSTITUTIONAL SHARES
Year ended 7/31/02                                 $  403,677    0.81%         4.74%         0.90%         229%
Year ended 7/31/03                                 $  303,450    0.80%         3.86%         0.89%         332%
Year ended 7/31/04                                 $  277,706    0.79%         2.75%         0.90%         389%
Year ended 7/31/05                                 $  292,043    0.78%         3.28%         0.91%         385%
Year ended 7/31/06                                 $  252,145    0.74%         4.23%         0.90%         352%
Six months ended 1/31/07+                          $  266,900    0.72%**       4.49%**       0.91%**        34%
------------------------------------------------------------------------------------------------------------------
BOND FUND CLASS A SHARES
Year ended 7/31/02                                 $   19,949    1.06%         4.47%         1.16%         229%
Year ended 7/31/03                                 $   20,572    1.05%         3.57%         1.14%         332%
Year ended 7/31/04                                 $   22,559    1.04%         2.51%         1.15%         389%
Year ended 7/31/05                                 $   15,876    1.03%         3.01%         1.16%         385%
Year ended 7/31/06                                 $   11,657    0.99%         3.97%         1.15%         352%
Six months ended 1/31/07+                          $   10,363    0.97%**       4.24%**       1.16%**        34%
------------------------------------------------------------------------------------------------------------------
BOND FUND CLASS B SHARES
10/29/01(d) to 7/31/02                             $    6,857    1.81%**       3.70%**       1.93%**       229%
Year ended 7/31/03                                 $    7,418    1.80%         2.81%         1.89%         332%
Year ended 7/31/04                                 $    4,512    1.79%         1.76%         1.90%         389%
Year ended 7/31/05                                 $    3,907    1.78%         2.27%         1.91%         385%
Year ended 7/31/06                                 $    2,655    1.74%         3.20%         1.91%         352%
Six months ended 1/31/07+                          $    2,450    1.72%**       3.49%**       1.91%**        34%
------------------------------------------------------------------------------------------------------------------
BOND FUND CLASS C SHARES
10/29/01(d) to 7/31/02                             $    1,194    1.81%**       3.68%**       1.92%**       229%
Year ended 7/31/03                                 $    1,246    1.80%         2.79%         1.89%         332%
Year ended 7/31/04                                 $      768    1.79%         1.76%         1.90%         389%
Year ended 7/31/05                                 $      649    1.78%         2.26%         1.91%         385%
Year ended 7/31/06                                 $      315    1.74%         3.16%         1.91%         352%
Six months ended 1/31/07+                          $      251    1.72%**       3.49%**       1.91%**        34%
------------------------------------------------------------------------------------------------------------------
BOND FUND ADVISOR SHARES
10/29/01(d) to 7/31/02                             $      723    1.31%**       4.21%**       1.46%**       229%
Year ended 7/31/03                                 $      737    1.30%         3.34%         1.39%         332%
Year ended 7/31/04                                 $      655    1.29%         2.25%         1.40%         389%
Year ended 7/31/05                                 $      622    1.28%         2.77%         1.41%         385%
Year ended 7/31/06                                 $      260    1.24%         3.65%         1.40%         352%
Six months ended 1/31/07+                          $      235    1.22%**       3.99%**       1.41%**        34%
------------------------------------------------------------------------------------------------------------------


                                  Spread 92-93

FIFTH THIRD FUNDS
NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(a) During various periods, certain fees were reduced. The ratios shown do not include these fee reductions.

(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(c)   The Fund changed its fiscal year end to July 31 from December 31.

(d)   Reflects date of commencement of operations.

(e) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended July 31, 2002 for the Balanced Fund, Institutional, Class A, Class B, Class C and Advisor Shares was to increase net investment income per share by $0.02, decrease net realized and unrealized gains and losses per share by ($0.02) and increase the ratio of net investment income to average net assets from 0.96% to 1.11%, 0.75% to 0.86%, 0.09% to 0.10%,
      0.10% to 0.11% and 0.47% to 0.55%, respectively. Per share, ratios and supplemental data for periods prior to July 31, 2001 have not been restated to reflect this change in presentation.

(f) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended July 31, 2002 for the U.S. Government Bond Fund, Institutional, Class A and Class C Shares was to increase net investment income per share by $0.02, decrease net realized and unrealized gains and losses per share by ($0.02) and increase the ratio of net investment income to average net assets from 3.82% to 4.02%, 3.52% to 3.70% and 2.71% to 2.86%, respectively. Per share, ratios and supplemental data for the periods prior to July 31, 2001 have not been restated to reflect this change in presentation.

(g) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts on debt securities. The effect of this change for the period ended July 31, 2002 for the Ohio Municipal Bond Fund, Institutional, Class A, Class B and Class C Shares was to increase net investment income per share by $0.00, decrease net realized and unrealized gains and losses per share by ($0.00) and increase the ratio of net investment income to average net assets from 3.77% to 3.80%, 3.50% to 3.53%, 2.69% to 2.72% and 2.70% to 2.72%, respectively. Per share, ratios and supplemental data for periods prior to July 31, 2001 have not been restated to reflect this change in presentation.

(h)   Commencement of operations was August 1, 2005.

^     Amount is less than $0.005 per share.

+     Unaudited.

++    Formerly the Select Stock Fund.

*     Not annualized.

**    Annualized.

#     Represents income or gains/(losses) from affiliates.

@     Average shares method used in calculation.

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                             NET REALIZED
                                                   NET ASSET                AND UNREALIZED       LESS        NET ASSET
                                                    VALUE,        NET           GAINS/       DISTRIBUTIONS     VALUE,
                                                   BEGINNING   INVESTMENT   (LOSSES) FROM         TO          END OF     TOTAL
                                                   OF PERIOD     INCOME      INVESTMENTS     SHAREHOLDERS      PERIOD    RETURN*
--------------------------------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND INSTITUTIONAL SHARES
Year ended 7/31/02                                  $ 1.00        0.02           --             (0.02)        $ 1.00      2.02%
Year ended 7/31/03                                  $ 1.00        0.01           --^            (0.01)        $ 1.00      1.02%
Year ended 7/31/04                                  $ 1.00        0.01           --^            (0.01)        $ 1.00      0.65%
Year ended 7/31/05                                  $ 1.00        0.02           --^            (0.02)        $ 1.00      1.91%
Year ended 7/31/06                                  $ 1.00        0.04           --^            (0.04)        $ 1.00      3.97%
Six months ended 1/31/07+                           $ 1.00        0.02           --^            (0.02)        $ 1.00      2.46%
--------------------------------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND CLASS A SHARES
Year ended 7/31/02                                  $ 1.00        0.02           --             (0.02)        $ 1.00      1.77%
Year ended 7/31/03                                  $ 1.00        0.01           --^            (0.01)        $ 1.00      0.76%
Year ended 7/31/04                                  $ 1.00          --^          --^               --^        $ 1.00      0.40%
Year ended 7/31/05                                  $ 1.00        0.02           --^            (0.02)        $ 1.00      1.66%
Year ended 7/31/06                                  $ 1.00        0.04           --^            (0.04)        $ 1.00      3.71%
Six months ended 1/31/07+                           $ 1.00        0.02           --^            (0.02)        $ 1.00      2.33%
--------------------------------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND CLASS B SHARES
Year ended 7/31/02                                  $ 1.00        0.01           --             (0.01)        $ 1.00      1.00%
Year ended 7/31/03                                  $ 1.00          --^          --^               --^        $ 1.00      0.32%
Year ended 7/31/04                                  $ 1.00          --^          --^               --^        $ 1.00      0.24%
Year ended 7/31/05                                  $ 1.00        0.01           --^            (0.01)        $ 1.00      0.95%
Year ended 7/31/06                                  $ 1.00        0.03           --^            (0.03)        $ 1.00      2.94%
Six months ended 1/31/07+                           $ 1.00        0.02           --^            (0.02)        $ 1.00      1.95%
--------------------------------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND CLASS C SHARES
5/5/02(b) to 7/31/02                                $ 1.00          --^          --                --^        $ 1.00      0.19%
Year ended 7/31/03                                  $ 1.00          --^          --^               --^        $ 1.00      0.32%
Year ended 7/31/04                                  $ 1.00          --^          --^               --^        $ 1.00      0.23%
Year ended 7/31/05                                  $ 1.00        0.01           --^            (0.01)        $ 1.00      0.95%
Year ended 7/31/06                                  $ 1.00        0.03           --^            (0.03)        $ 1.00      2.93%
Six months ended 1/31/07+                           $ 1.00        0.02           --^            (0.02)        $ 1.00      1.95%
--------------------------------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND ADVISOR SHARES
10/29/01(b) to 7/31/02                              $ 1.00        0.01           --             (0.01)        $ 1.00      1.02%
Year ended 7/31/03                                  $ 1.00        0.01           --^            (0.01)        $ 1.00      0.53%
Year ended 7/31/04                                  $ 1.00          --^          --^               --^        $ 1.00      0.24%
Year ended 7/31/05                                  $ 1.00        0.01           --^            (0.01)        $ 1.00      1.40%
Year ended 7/31/06                                  $ 1.00        0.03           --^            (0.03)        $ 1.00      3.45%
Six months ended 1/31/07+                           $ 1.00        0.02           --^            (0.02)        $ 1.00      2.20%
--------------------------------------------------------------------------------------------------------------------------------

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                 RATIOS/SUPPLEMENTAL DATA
                                                   -----------------------------------------------------
                                                                 RATIOS OF    RATIOS OF      RATIOS OF
                                                      NET        EXPENSES        NET          EXPENSES
                                                     ASSETS,        TO        INVESTMENT         TO
                                                     END OF       AVERAGE       INCOME        AVERAGE
                                                     PERIOD         NET       TO AVERAGE        NET
                                                     (000'S)     ASSETS**    NET ASSETS**   ASSETS (A)**
--------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND INSTITUTIONAL SHARES
Year ended 7/31/02                                 $ 1,732,204     0.55%        1.86%          0.65%
Year ended 7/31/03                                 $ 1,565,589     0.54%        1.02%          0.65%
Year ended 7/31/04                                 $ 1,064,622     0.54%        0.64%          0.66%
Year ended 7/31/05                                 $   958,735     0.54%        1.86%          0.65%
Year ended 7/31/06                                 $   563,551     0.54%        3.81%          0.66%
Six months ended 1/31/07+                          $   579,409     0.54%        4.83%          0.67%
--------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND CLASS A SHARES
Year ended 7/31/02                                 $   447,556     0.80%        1.71%          0.89%
Year ended 7/31/03                                 $   436,687     0.79%        0.77%          0.90%
Year ended 7/31/04                                 $   387,424     0.79%        0.40%          0.91%
Year ended 7/31/05                                 $   464,391     0.79%        1.67%          0.90%
Year ended 7/31/06                                 $   455,183     0.79%        3.65%          0.91%
Six months ended 1/31/07+                          $   551,828     0.79%        4.57%          0.92%
--------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND CLASS B SHARES
Year ended 7/31/02                                 $     1,893     1.55%        0.91%          1.64%
Year ended 7/31/03                                 $     2,426     1.22%        0.33%          1.65%
Year ended 7/31/04                                 $     1,651     0.95%        0.23%          1.66%
Year ended 7/31/05                                 $     1,340     1.51%        1.14%          1.66%
Year ended 7/31/06                                 $     1,216     1.54%        2.84%          1.66%
Six months ended 1/31/07+                          $     1,112     1.54%        3.83%          1.67%
--------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND CLASS C SHARES
5/5/02(b) to 7/31/02                               $        60     1.54%        0.48%          1.71%
Year ended 7/31/03                                 $       154     1.14%        0.32%          1.65%
Year ended 7/31/04                                 $     2,843     0.98%        0.25%          1.66%
Year ended 7/31/05                                 $     1,474     1.46%        0.85%          1.65%
Year ended 7/31/06                                 $       879     1.54%        2.80%          1.66%
Six months ended 1/31/07+                          $     1,237     1.54%        3.82%          1.67%
--------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND ADVISOR SHARES
10/29/01(b) to 7/31/02                             $         2     0.89%        1.23%          0.96%
Year ended 7/31/03                                 $        62     1.02%        0.46%          1.15%
Year ended 7/31/04                                 $        36     0.96%        0.26%          1.16%
Year ended 7/31/05                                 $        42     1.04%        1.28%          1.15%
Year ended 7/31/06                                 $     1,628     1.04%        3.71%          1.17%
Six months ended 1/31/07+                          $     3,060     1.04%        4.32%          1.16%
--------------------------------------------------------------------------------------------------------


                                  Spread 96-97

                                     PART B

                                FIFTH THIRD FUNDS
                            38 FOUNTAIN SQUARE PLAZA
                             CINCINNATI, OHIO 45263

                         FIFTH THIRD MID CAP GROWTH FUND
                              FIFTH THIRD BOND FUND
                       FIFTH THIRD PRIME MONEY MARKET FUND
                         FIFTH THIRD QUALITY GROWTH FUND
                      (COLLECTIVELY, THE "ACQUIRING FUNDS")

                       STATEMENT OF ADDITIONAL INFORMATION
                               SEPTEMBER 28, 2007

This Statement of Additional Information contains information which may be of interest to investors but which is not included in the Combined Prospectus/Proxy Statement (the "Prospectus/Proxy Statement") of the Acquiring Funds dated September 28, 2007, relating specifically to the proposed transfer of all of the assets of each of the Acquired Funds listed below in exchange for units of beneficial interest (collectively, "Shares") of each Acquiring Fund and the assumption by each Acquiring Fund of all of the liabilities of each Acquired Fund, followed by the dissolution and liquidation of each Acquired Fund, and the distribution of Shares of each Acquiring Fund to the shareholders of each Acquired Fund (each a "Reorganization", collectively the "Reorganizations").

--------------------------------------------------------------------------------
ACQUIRED FUND:                               ACQUIRING FUND:
--------------------------------------------------------------------------------

Fifth Third Technology Fund                  Fifth Third Mid Cap Growth Fund
--------------------------------------------------------------------------------

Fifth Third Intermediate Bond Fund           Fifth Third Bond Fund
--------------------------------------------------------------------------------

Fifth Third U.S. Government Bond Fund        Fifth Third Bond Fund
--------------------------------------------------------------------------------

Fifth Third Government Money Market Fund     Fifth Third Prime Money Market Fund
--------------------------------------------------------------------------------

Fifth Third Balanced Fund                    Fifth Third Quality Growth Fund
--------------------------------------------------------------------------------

This Statement of Additional Information is not a prospectus and is authorized for distribution only when it accompanies or follows delivery of the Prospectus/Proxy Statement. This Statement of Additional Information should be read in conjunction with the Prospectus/Proxy Statement. A copy of the September 28, 2007 Prospectus/Proxy Statement may be obtained, without charge, by writing to Fifth Third Funds, 38 Fountain Square Plaza, Cincinnati, Ohio 45263 or calling 1-800-282-5706.

                                TABLE OF CONTENTS


Independent Registered Public Accounting Firm and Financial Statements......B-__

Schedules of Portfolio of Investments.......................................B-__

Statement of Assets and Liabilities.........................................B-__

Statement of Operations ....................................................B-__

Notes to Financial Statements...............................................B-__

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS.

PricewaterhouseCoopers LLP ("PwC") is the independent registered public accounting firm for each of the Acquiring Funds. PwC audits and reports on the Acquiring Funds' annual financial statements, and performs other professional accounting, auditing and advisory services when engaged to do so by the Acquiring Funds. PwC is also the independent registered public accounting firm for each of the Acquired Funds, and audits and reports on the Acquired Funds' annual financial statements and performs other professional accounting, auditing and advisory services when engaged to do so by the Acquired Funds.

This Statement of Additional Information incorporates by reference the following documents:

         (1) Statement of Additional Information of Fifth Third Funds with respect to Technology Fund, Mid Cap Growth Fund, Intermediate Bond, U.S. Government Bond Fund, Bond Fund, Government Money Market Fund, Prime Money Market Fund, Balanced Fund and Quality Growth Fund dated November 29, 2006 (previously filed on EDGAR, Accession No. 0000891804-06-003673), as amended December 4, 2006 (previously filed on EDGAR, Accession No:
                  0000891804-06-003690), as amended December 7, 2006 (previously filed on EDGAR, Accession No: 0000891804-06-003734); and

         (2) Annual Report to Shareholders dated July 31, 2006 of Fifth Third Funds with respect to Technology Fund, Mid Cap Growth Fund, Intermediate Bond, U.S. Government Bond Fund, Bond Fund, and Quality Growth Fund (Class A, Class B, Class C, Institutional and Advisor Shares) (previously filed on EDGAR, Accession No: 0000891804-06-003162), as amended (previously filed on EDGAR, Accession No. 0000891804-06-003689); and

         (3) Annual Report to Shareholders dated July 31, 2006 of Fifth Third Funds with respect to Government Money Market Fund and Prime Money Market Fund (Class A, Class B, Class C, Institutional and Advisor Shares) (previously filed on EDGAR, Accession No: 0000891804-06-003162), as amended (previously filed on EDGAR, Accession No. 0000891804-06-003689); and

         (4) Semi-Annual Report to Shareholders dated January 31, 2007 of Fifth Third Funds with respect to Technology Fund, Mid Cap Growth Fund, Intermediate Bond, U.S. Government Bond Fund, Bond Fund, and Quality Growth Fund (Class A, Class B, Class C, Institutional and Advisor Shares) (previously filed on EDGAR, Accession No: 0000891804-07-001018) and

         (5) Semi-Annual Report to Shareholders dated January 31, 2007 of Fifth Third Funds with respect to Government Money Market Fund and Prime Money Market Fund (Class A, Class B, Class C, Institutional and Advisor Shares) (previously filed on EDGAR, Accession No. 0000891804-07-001018).

The audited financial statements for each of the Acquiring Funds included in the Prospectus/Proxy Statement and the audited financial statements for each of the Acquiring Funds and Acquired Funds incorporated by reference into the Prospectus/Proxy Statement and this Statement of Additional Information have been so included and incorporated in reliance upon the reports of PwC, given on their authority as experts in auditing and accounting.

Event (Unaudited) Subsequent to the Date of the Annual and Semi-Annual Reports

BISYS Fund Services, Inc. ("BISYS"), which formerly provided various services to the Trust, reached a settlement and entered into an order (the "Order") with the Securities and Exchange Commission ("SEC") regarding the SEC's investigation of BISYS's past payment of certain marketing and other expenses with respect to certain of its mutual fund clients. Neither the Trust or Fifth Third Asset Management, Inc. (the "Adviser") were parties to the Order, nor is the Trust or the Adviser bound by the Order or its findings. In response to the SEC's inquiries related to this matter, including those of the Trust's service arrangements with BISYS, on July 31, 2007, the Adviser made a one-time contribution to certain series of the Trust. The contribution was in an amount of less than one-half of one percent of the total assets of each recipient series. It remains unclear the extent to which the Trust and certain of its service providers are or may be affected by the SEC's investigation of BISYS or by the Order.

 PRO FORMA COMBINING FINANCIAL STATEMENTS OF ACQUIRED FUNDS AND ACQUIRING FUNDS
                                   (UNAUDITED)

The accompanying unaudited pro forma combining investment portfolio and statement of assets and liabilities assumes that the exchange described in the next paragraph occurred as of January 31, 2007 and the unaudited pro forma combining statement of operations for the twelve months ended January 31, 2007 presents the results of operations of each Acquiring Fund as if the combination with each Acquired Fund had been consummated on February 1, 2006. The pro forma results of operations are not necessarily indicative of future operations or the actual results that would have occurred had the combination been consummated on February 1, 2006. These historical statements have been derived from each Acquiring Fund's and Acquired Fund's books and records utilized in calculating daily net asset value at January 31, 2007, and for the twelve month period then ended.

The pro forma statements give effect to the proposed transfer of all of the assets of each Acquired Fund to the corresponding Acquiring Fund in exchange for the assumption by each Acquiring Fund of all of the liabilities of the corresponding Acquired Fund and for a number of Acquiring Fund's Shares equal in value to the value of the net assets of the corresponding Acquired Fund transferred to each Acquiring Fund.

The unaudited pro forma combining statements should be read in conjunction with the separate financial statements of each Acquiring Fund and each Acquired Fund, incorporated by reference in this Statement of Additional Information.

PRO FORMA COMBINED
SCHEDULES OF PORTFOLIO INVESTMENTS

JANUARY 31, 2007 (UNAUDITED)
(DOLLAR AMOUNTS IN THOUSANDS, EXCEPT SHARES)
                                                                                                       BOND FUND
                                                                                   ----------           --------             ------
                                                                                    PRINCIPAL            VALUE                 %
                                                                                   ----------           --------             ------
COMMERCIAL PAPER
Cargill Global Funding, Inc.,
 5.34%, 2/12/07 ** (c)                                                               $ 1,270             $ 1,268
 5.33%, 2/20/07 ** (c)                                                                 2,435               2,428
Prudential Funding, 5.31%, 2/15/07 **                                                  2,150               2,146
UBS Finance, 5.35%, 2/12/07 **(c)                                                     13,180              13,159
                                                                                                        --------

Total Commercial Paper                                                                                    19,001                6.8%
                                                                                                        --------              ------

CORPORATE BONDS

Ace Securities Corp., 6.03%, 9/25/35 (a)                                                   -                   -
Alabama Power Cap, 5.50%,10/1/42 (a)                                                       -                   -
American Express Travel, 5.25%, 11/21/11 (b)                                               -                   -
Ameriprise Financial, Inc., 5.65%, 11/15/15                                                -                   -
AOL Time Warner, Inc., 7.70%, 5/1/32                                                     492                 556
Associated Bank, NA, 5.49%, 6/2/08 (a)                                                     -                   -
Attentus CDO, Ltd.,
 Series 2006-2A, Class A3B, 5.80%, 10/9/41 (a)(b)                                          -                   -
Banc of America Commercial Mortgage, Inc.,
 Series 2005-6, Class AJ, 5.18%, 9/10/47                                               2,850               2,780
Banc of America Funding Corp.,
 Series 2006-G, Class 3A2, 5.75%, 7/20/36 (a)                                          4,895               4,863
Bank of America Corp., 9.38%, 9/15/09                                                      -                   -
BankAmerica Capital, 8.00%, 12/15/26                                                       -                   -
Bayview Financial Acquisition Trust,
 Series 2006-D, Class 1A2, 5.66%, 12/28/36 (a)                                             -                   -
Bear Stearns Adjustable Rate Mortgage Trust,
 Series 2004-10, Class 12A3, 4.65%, 1/25/35 (a)                                        1,228               1,213
 Series 2005-12, Class 11A2, 5.41%, 2/25/36 (a)                                        3,456               3,452
 Series 2005-12, Class 13A1, 5.47%, 2/25/36 (a)                                        3,758               3,708
Bear Stearns Alternative-A Trust,
 Series 2005-9, 5.85%, 11/25/35                                                            -                   -
Bear Stearns Commercial Mortgage Securities, Inc.,
 Series 2000-WF2, Class A1, 7.11%, 10/15/32                                            1,281               1,294
 Series 2004-T14, Class A4, 5.20%, 1/12/41                                             2,000               1,966
 Series 2004-T16, Class A6, 4.75%, 2/13/46 (a)                                         7,500               7,158
Chase Commercial Mortgage Securities Corp.,
 Series 1998-1, Class A2, 6.56%, 5/18/30                                                   -                   -
Chase Mortgage Finance Corp.,
 Series 2006-A1, Class 2A3, 6.00%, 9/25/36                                             2,000               2,017
 Series 2006-S2, Class 2A5, 6.00%, 10/25/36 (a)                                            -                   -
 Series 2006-S2, Class 2A6, 6.00%, 10/25/36                                                -                   -
 Series 2006-A1, Class 2AX, 0.01%, 9/25/36                                                 -                   -
 Series 2006-A1, Class 4A1, 6.07%, 9/25/36 (a)                                             -                   -
Chaseflex Trust,
 Series 2006-1, Class A2A, 5.94%, 6/25/36 (a)                                          1,600               1,603
 Series 2006-1, Class A4, 6.30%, 6/25/36 (a)                                               -                   -
 Series 2006-1, Class A6, 6.29%, 6/25/36 (a)                                               -                   -
 Series 2006-2, Class A4, 6.34%, 9/25/36 (a)                                               -                   -
Cigna CDO Ltd.,
 Series 2000-1X, Class A, 5.79%, 8/28/12 (a)(b)(c)                                     3,069               3,072
Citigroup Commercial Mortgage Trust,
 Series 2005-EMG, 4.38%, 9/20/51 (b)                                                       -                   -
Citigroup Deutsche Bank Commercial Mortgage,
 Series 2006-CD3, Class AJ, 5.69%, 10/15/48                                                -                   -
Comcast Cable, 7.13%, 6/15/13                                                          1,750               1,888
Commerce Group, Inc., 5.95%, 12/9/13                                                       -                   -
Commercial Mortgage Asset Trust,
 Series 1999-C1, Class B, 7.23%, 1/17/32 (a)                                               -                   -
Conocophillips Canada, 5.63%, 10/15/16 (d)                                                 -                   -
Costco Wholesale Corp., 5.50%, 3/15/07                                                     -                   -
Countrywide Alternative Loan Trust,
 6.50%, 9/25/34 (a)                                                                      582                 591
 Series 2004-2CB, Class 1A1, 4.25%, 3/25/34                                                -                   -
 Series 2005-7CB, Class M, 5.50%, 4/25/35                                                  -                   -
Countrywide Asset-Backed Certificates,
 Series 2002-BC1, Class M1, 6.75%, 4/25/32 (a)                                         1,240               1,241
Cox Communications, Inc., 5.50%, 10/1/15                                                 800                 781
Credit Suisse First Boston Mortgage Sec. Corp.,
 Series 2002-CKN2, 6.38%, 4/15/37                                                          -                   -
Credit-Based Asset Servicing and Securitization,
 Series 2004-CB8, Class AF3, 5.09%, 12/25/35                                               -                   -
 Series 2006-CB1, Class AF4, 5.44%, 1/25/36                                            3,350               3,308
 Series 2006-CB2, Class AF2, 5.50%, 12/25/36 (a)                                           -                   -
Credit-Based Asset Servicing and Securitizing,
 5.43%, 11/25/36 (a)                                                                       -                   -
Crown Castle Towers LLC,
 Series 2006-1A, Class E, 6.065%, 11/15/36 (b)                                         2,800               2,780
 Series 2005-1A, 4.64%, 6/15/35 (b)                                                        -                   -
CS First Boston Mortgage Securities Corp.,
 Series 2003-CK2, Class A4, 4.80%, 3/15/36                                                 -                   -
Delta Airlines, 6.72%, 1/2/23 (d)                                                      2,797               2,832
Deutsche Alternative-A Securities, Inc.,
 Mortgage Loan Trust,
  Series 2006-AB3, Class A3, 6.51%, 7/25/36                                                -                   -
  Series 2006-AB4, Class A3A1, 5.90%, 10/25/36                                             -                   -
 5.05%, 9/25/35                                                                            -                   -
Deutsche Mortgage Securities, Inc.,
 5.04%, 6/26/35 (a)                                                                        -                   -
 Series 2005-1, 5.75%, 2/25/35                                                             -                   -
Devon Energy Corp., 7.95%, 4/15/32                                                       700                 844
Duke Capital LLC, 5.50%, 3/1/14                                                            -                   -
Duke Energy Corp., 6.45%, 10/15/32                                                       850                 897
First Franklin Mortgage Certificate,
 Series 2004-FF11, Class 1A2, 5.70%, 1/25/35 (a)                                           -                   -
 Series 2005-FFA, Class M3, 5.52%, 3/25/25                                                 -                   -
First Horizon ABS Trust,
 Series 2006-HE1, Class A, 5.51%, 10/25/34 (a)                                             -                   -
First Horizon Trust,
 Series 2006-HE2, Class A, 5.45%, 10/25/26 (a)                                             -                   -
First Tennessee Bank, Series BKNT, 5.65%, 4/1/16                                           -                   -
Fleet Financial Group, 7.38%, 12/1/09                                                      -                   -
Gazprom International, 7.20%, 2/1/20 (b)                                               1,000               1,046
General Motors Acceptance Corp.,
 Mortgage Corp. Loan Trust, 5.00%, 10/25/33                                            2,700               2,629
 Mortgage Corp. Loan Trust, 4.34%, 11/1/34 (a)                                         1,750               1,722
Global Signal Trust,
 Series 2006-1, Class C, 5.71%, 2/15/36 (a)(b)                                         2,550               2,550
 Series 2006-1, Class D, 6.05%, 2/15/36 (b)                                                -                   -
GMAC Commerical Mortgage Securities, Inc.,
 Series 1997-C2, Class B, 6.70%, 4/15/29                                                   -                   -
Goldman Sachs Group, Inc., 5.00%, 10/1/14                                                  -                   -
Goldman Sachs Group, Inc., 6.13%, 2/15/33                                              1,100               1,109
Greenwich Capital Commercial Funding Corp.,
 Series 2002-C1, Class A4, 4.95%, 1/11/35                                              1,000                 978
 Series 2004-GG1, Class A5, 4.88%, 6/10/36                                             2,000               1,962
GS Mortgage Securities Corp. II,
 Series 2004-C1, Class B, 4.46%, 10/10/28 (a)                                              -                   -
 Series 2004-C1, Class C, 4.52%, 10/10/28 (a)                                              -                   -
 Series 2004-GG2, Class A3, 4.60%, 8/10/38                                             4,900               4,807
GSR Mortgage Loan Trust,
 Series 2005-AR6, Class 3A1, 4.56%, 9/25/35 (a)                                            -                   -
Harley-Davidson Motorcycle Trust,
 Series 2004-2, Class B, 2.96%, 2/15/12                                                  166                 160
Hertz Vehicle Financing LLC,
 Series 2005-2A, Class A6, 5.08%, 11/25/11 (b)(c)                                      3,000               2,987
Hibernia Corp., 5.35%, 5/1/14                                                              -                   -
Home Depot, Inc., 5.40%, 3/1/16                                                          800                 773
Homebanc Mortgage Trust,
 Series 2004-1, Class 2M2, 6.47%, 8/25/29 (a)                                              -                   -
 Series 2004-2, 5.77%, 12/25/34 (a)(c)                                                 2,350               2,358
 Series 2006-1, Class 1A1, 6.15%, 4/25/37 (a)                                            830                 834
 Series 2006-1, Class 2A1, 6.05%, 4/25/37 (a)                                              -                   -
HSBC Finance Corp., 6.38%, 10/15/11                                                        -                   -
Hyundai Auto Receivables Trust,
 Series 2006-B, Class C, 5.25%, 5/15/13                                                    -                   -
Indiana Michigan Power, 5.05%, 11/15/14                                                    -                   -
IndyMac Index Mortgage Loan Trust,
 Series 2005-AR9, 5.45%, 7/25/35 (a)                                                   3,539               3,586
International Lease Finance Corp., 5.88%, 5/1/13                                           -                   -
I-Preferred Term Secs, 7.47%, 12/11/32 (a)(b)                                              -                   -
I-Preferred Term Secs II, 7.37%, 5/22/33 (a)(b)                                            -                   -
Irwin Home Equity,
 Series 2006-3, Class 2A2, 5.83%, 9/25/37 (b)                                          1,225               1,228
Jefferies Group, Inc., 5.50%, 3/15/16                                                      -                   -
JP Morgan Alternative Loan Trust,
 Series 2005-S1, Class 1A2, 5.50%, 12/25/35                                                -                   -
 Series 2006-A4, Class A7, 6.30%, 9/25/36 (a)                                              -                   -
 Series 2006-A4, Class A9, 6.30%, 9/25/36                                                  -                   -
 Series 2006-A5, Class 2A6, 5.80%, 10/25/36 (a)                                            -                   -
 Series 2006-S1, Class 1A18, 6.00%, 3/25/36 (a)                                            -                   -
 Series 2006-S2, Class A3, 5.92%, 5/25/36 (a)                                              -                   -
 Series 2006-S2, Class A6, 6.05%, 5/25/36 (a)                                              -                   -
 Series 2006-S3, Class A3A, 6.00%, 8/25/36                                                 -                   -
 Series 2006-S3, Class A7, 6.24%, 8/25/36                                                  -                   -
JP Morgan Chase Commercial Mortgage Sec. Corp.,
 Series 2003-CB6, Class A2, 5.26%, 7/12/37                                               865                 856
 Series 2003-LN1, Class A2, 4.92%, 10/15/37                                                -                   -
JP Morgan Chase Commercial Mortgage,
 Series 2001-C1, Class A3, 5.86%, 10/12/35 (a)                                             -                   -
JP Morgan Mortgage Acquisition Corp.,
 Series 2006-WF1, Class A4, 6.13%, 7/25/36                                                 -                   -
 Series 2006-WF1, Class A5, 6.41%, 7/25/36                                                 -                   -
JP Morgan Mortgage Trust,
 Series 2005-A1, Class 2A1, 4.84%, 2/25/35 (a)                                         1,022               1,001
 Series 2005-A1, Class 3A4, 5.05%, 2/25/35                                                 -                   -
 Series 2005-A2, Class 3A2, 4.93%, 4/25/35                                             3,000               2,924
 Series 2005-A2, Class 5A1, 4.35%, 4/25/35 (a)                                             -                   -
 Series 2005-A2, Class 7CB1, 4.89%, 4/25/35 (a)                                        3,619               3,546
 Series 2005-A3, 4.50%, 6/25/35                                                            -                   -
 Series 2005-A3, Class 7CA1, 5.17%, 6/25/35                                            2,667               2,653
 Series 2005-ALT1, Class 4A1, 5.65%, 10/25/35 (a)                                      3,569               3,523
 Series 2006-A2, Class 3A2, 5.68%, 4/25/36 (a)(c)                                      3,680               3,650
 Series 2006-A2, Class 3A2, 5.68%, 4/25/36 (a)                                             -                   -
 Series 2006-A4, Class 2A2, 5.83%, 6/25/36 (a)                                           926                 923
 Series 2006-A7, Class 2A2, 5.87%, 1/25/37 (a)                                             -                   -
JPM Chase Capital XXI, 6.25%, 2/2/37 (a)                                                   -                   -
Key Bank NA, 4.95%, 9/15/15                                                                -                   -
Kroger Co., 6.20%, 6/15/12                                                               500                 509
LB-UBS Commercial Mortgage Trust,
 Series 2003-C8, Class A4, 5.12%, 11/15/32                                                 -                   -
 Series 2005-C3, 4.55%, 7/15/30                                                          330                 321
Long Beach Auto Receivable Trust,
 Series 2003-B, Class A4, 2.18%, 2/15/10 (c)                                           1,656               1,643
Manufacturers & Traders Trust Co.,
 3.85%, 4/1/13 (a)                                                                         -                   -
Marlin Leasing Receivables LLC, 4.75%, 8/15/12 (b)                                         -                   -
MassMutual Global Funding II, 3.80%, 4/15/09 (b)                                           -                   -
Merrill Lynch & Co., 6.05%, 5/16/16                                                        -                   -
Morgan Stanley Capital I,
 5.11%, 6/15/40                                                                        3,200               3,117
 Series 2006-HQ9, Class AJ, 5.79%, 7/20/44                                                 -                   -
 Series 2006-IQ12, Class AJ, 5.40%, 12/15/43                                               -                   -
Morgan Stanley Dean Witter Capital I,
 4.74%, 11/13/36                                                                       2,590               2,504
Morgan Stanley Mortgage Loan Trust, 5.00%, 8/25/19                                     2,083               2,028
Morgan Stanley, 4.75%, 4/1/14                                                              -                   -
Motorola, Inc., 6.50%, 11/15/28 (d)                                                      805                 808
Navistar Financial Corp. Owner Trust,
 5.52%, 4/15/08 (a)(c)                                                                   599                 599
NCNB Corp., 10.20%, 7/15/15                                                            2,500               3,231
Nextel Communications, 7.38%, 8/1/15                                                       -                   -
Nomura Asset Acceptance Corp.,
 Series 2004-AR4, Class 1A2, 4.93%, 12/25/34                                               -                   -
 Series 2005-AR1, Class 1A2, 5.35%, 2/25/35                                                -                   -
 Series 2005-AR2, Class 2A2, 5.56%, 5/25/35 (a)                                            -                   -
 Series 2005-AR3, 5.65%, 7/25/35                                                           -                   -
 Series 2005-AR5, Class 2A2, 5.64%, 10/25/35 (a)                                           -                   -
 Series 2006-AF1, Class 3A2, 6.64%, 6/25/36 (a)                                            -                   -
 Series 1998-D6, Class A2, 7.01%, 3/15/30 (a)                                              -                   -
 Series 1998-D6, Class A4, 7.59%, 3/15/30 (a)                                              -                   -
Norfolk Southern Corp., 5.59%, 5/17/25                                                   130                 123
Oncor Electric Delivery, 7.00%, 5/1/32                                                   480                 519
Onyx Acceptance Owner Trust,
 Series 2003-D, Class A4, 3.20%, 3/15/10 (c)                                           1,579               1,560
Pemex Master Trust, 6.13%, 8/15/08                                                       825                 828
Pemex Project Funding Master Trust, 7.38%, 12/15/14                                        -                   -
Popular ABS Mortgage Pass-Through Trust,
 4.98%, 9/15/35                                                                            -                   -
PPG Industries, Inc., 6.50%, 11/1/07                                                       -                   -
Preferred Term Securities II, 9.55%, 3/1/31 (b)                                            -                   -
Preferred Term Securities X, 4.15%, 7/3/33 (b)                                         1,000                 976
Premcor Refining Group, 9.25%, 2/1/10                                                      -                   -
Prestige Auto Receivables Trust,
 Series 2006-1A, Class A2, 5.25%, 6/17/13 (a)(b)                                           -                   -
Principal Life Global, 5.13%,10/15/13 (b)                                                  -                   -
Ras Laffan Liquid & Natural Gas, 5.30%, 9/30/20 (b)                                        -                   -
Regions Financial Corp., 7.00%, 3/1/11                                                     -                   -
Renaissance Home Equity Loan Trust,
 Series 2005-2, 4.93%, 8/25/35 (a)                                                         -                   -
Renaissance Home Equity Loan Trust,
 Series 2006-1, Class AF4, 6.01%, 5/25/36                                                  -                   -
Republic New York Corp., 7.00%, 3/22/11                                                1,000               1,055
Residential Accredit Loans, Inc.,
 5.59%, 3/25/34 (a)(c)                                                                 1,832               1,833
 Series 2005-QA12, Class CB1, 5.74%, 12/25/35 (a)                                      3,342               3,332
 Series 2006-QA8, Class A3, 5.56%, 9/25/36 (a)(c)                                      5,020               5,025
Residential Asset Mortgage Products, Inc.,
 Series 2002-RZ3, Class M1, 5.28%, 8/25/32 (a)                                             -                   -
 Series 2003-RZ5, Class A7, 4.97%, 9/25/33 (a)                                         3,305               3,240
 Series 2005-AHL1, Class A2, 5.59%, 7/25/35 (a)(c)                                     2,700               2,702
Residential Funding Mortgage Securities,
 Series 2006-HI3, Class A4, 6.31%, 5/25/36 (a)                                             -                   -
 Series 2006-HSA1, Class A4, 5.49%, 2/25/36                                                -                   -
Restructured Asset Certificate,
 6.00%, 3/23/27 (b)                                                                    2,000               2,000
 6.00%, 3/23/27 (b)(f)                                                                     -                   -
SACO I Trust,
 5.72%, 7/25/35 (a)                                                                        -                   -
 Series 2006-1, Class A, 5.49%, 9/25/35 (a)(c)                                         5,046               5,048
 Series 2006-12, Class 1M1, 5.63%, 11/25/36 (a)(c)                                     4,000               4,000
 Series 2006-12, Class 1M1, 5.63%, 11/25/36 (a)                                            -                   -
Salomon Brothers Mortgage Securities,
 Series 2002-KEY2, Class C, 5.05%, 3/18/36                                                 -                   -
Salomon Brothers Mortgage Securities VII,
 Series 2002-KEY2, Class A3, 4.87%, 3/18/36                                                -                   -
SBA CMBS Trust, Series 2006-1A,
 Class D, 5.85%, 11/15/36 (b)                                                              -                   -
 Class E, 6.17%, 11/15/36 (b)                                                              -                   -
Science Applications International Co.,
 5.50%, 7/1/33                                                                         2,105               1,834
SLM Corp., 2.46%, 10/8/08 (a)                                                              -                   -
SLM Corp., 2.43%, 4/1/09 (a)                                                               -                   -
SLM Corp., 2.56%, 12/15/14 (a)                                                             -                   -
SLM Corp., 5.00%, 4/15/15                                                                175                 167
Sovrisc BV, 5.25%, 4/30/11                                                                 -                   -
Sprint Capital Corp., 8.75%, 3/15/32                                                     600                 712
Structured Asset Securities Corp.,
 5.15%, 12/25/34 (a)                                                                   1,245               1,199
Suntrust Alternative Loan Trust,
 Series 2005-1F, Class B3, 6.07%, 12/25/35  (a)                                        1,393               1,246
TAQA ABU DHABI National, 5.88%, 10/27/16 (b)                                               -                   -
Tennessee Valley Authority, 6.39%, 12/15/17 **                                         5,000               2,849
Thornburg Mortgage Securities Trust,
 Series 2004-2, Class A3, 5.63%, 6/25/44 (a)(c)                                        2,530               2,528
Trans-Canada Pipeline, 5.60%, 3/31/34                                                    750                 703
Trapeza CDO LLC, Series 2007-12A,
 Class C1, 6.51%, 4/6/42 (a)(b)(c)                                                     1,000               1,000
 Class C1, 6.51%, 4/6/42 (a)(b)                                                            -                   -
Travelers Property Casualty Corp., 7.75%, 4/15/26                                         85                 101
Truck Retail Installment Paper Corp.,
 5.59%, 12/15/16 (a)(b)(c)                                                             6,950               6,969
U.S. Bank, N.A., 3.75%, 2/6/09                                                             -                   -
UBS Preferred Funding Trust I, 8.62%, 10/29/49 (a)                                       925               1,020
UPFC Auto Receivables Trust,
 Series 2004-A, Class A3, 3.27%, 9/15/10                                                   -                   -
Vale Overseas, Ltd., 6.25%, 1/23/17                                                        -                   -
Vanderbilt Acquisition Loan Trust,
 Series 2002-1, Class A4, 6.57%, 5/7/27                                                    -                   -
Vectren Utility Holdings, 5.45%, 12/1/2015                                                 -                   -
Washington Mutual,
 Series 2003-AR9, Class 1A6, 4.05%, 9/25/33 (a)                                        5,862               5,739
 Series 2004-AR3, Class A-2, 4.24%, 6/25/34                                            1,592               1,565
Wells Fargo Mortgage Backed Securities Trust,
 5.14%, 5/25/35 (a)                                                                    2,888               2,815
 Series 2003-N, 4.75%, 12/25/33 (a)                                                    1,550               1,487
WMALT Mortgage Pass-through Certificates,
 Series 2005-1, Class 1A2, 5.50%, 3/25/35 (a)                                              -                   -
YUM! Brands Inc., 7.70%, 7/1/12 (c)                                                    1,250               1,354
                                                                                                        --------              ------
Total Corporate Bonds                                                                                    176,938               63.1%
                                                                                                        --------              ------

FOREIGN BONDS

France Telecom, 8.75%, 3/1/31                                                            650                 850
Korea Electric Power, 4.25%, 9/12/07 (b)                                                   -                   -
                                                                                                        --------
Total Foreign Bonds                                                                                          850                0.3%
                                                                                                        --------              ------
U.S. GOVERNMENT AGENCIES
FANNIE MAE
 6.25%, 1/25/08                                                                            -                   -
 5.30%, 5/8/08                                                                             -                   -
 4.00%, 9/2/08                                                                             -                   -
 6.05%, 12/1/08                                                                        2,810               2,827
 6.38%, 6/15/09                                                                            -                   -
 6.63%, 9/15/09                                                                            -                   -
 4.62%, 4/25/10                                                                            -                   -
 4.40%, 12/25/12                                                                           -                   -
 5.65%, 4/10/13 (d)                                                                        -                   -
 6.00%, 5/1/17                                                                           198                 201
 6.50%, 6/1/17                                                                           283                 290
 6.50%, 8/1/17                                                                           209                 214
 5.50%, 1/1/18                                                                            14                  14
 5.50%, 2/1/18                                                                             8                   8
 4.50%, 5/1/18 TBA                                                                     7,200               6,911
 6.00%, 5/1/18                                                                         1,007               1,020
 5.50%, 2/1/25                                                                         1,366               1,353
 5.00%, 5/1/25                                                                         2,233               2,162
 7.50%, 6/1/28                                                                           232                 243
 6.50%, 8/1/28                                                                           207                 212
 6.50%, 6/1/29                                                                           189                 194
 6.50%, 4/1/32                                                                           422                 432
 6.50%, 6/1/32                                                                           775                 793
 7.00%, 6/1/32                                                                           220                 228
 6.50%, 7/1/32                                                                         1,199               1,226
 7.50%, 12/1/32                                                                          170                 177
 6.00%, 1/1/33                                                                           368                 371
 6.00%, 1/1/33 TBA                                                                    14,000              14,049
 6.50%, 3/1/33                                                                           315                 321
 5.00%, 5/1/33 TBA                                                                    14,000              13,431
 5.50%, 5/1/33 TBA                                                                     8,500               8,360
 6.00%, 8/25/33 (a)                                                                    2,474               2,458
 5.50%, 12/25/33                                                                         900                 893
 5.50%, 5/25/34                                                                        3,150               3,037
 5.22%, 8/1/34                                                                             -                   -
 7.00%, 9/1/34                                                                           139                 143
 4.31%, 1/1/35                                                                             -                   -
 5.50%, 6/1/35                                                                           827                 813
 6.00%, 7/1/35                                                                         4,399               4,415
 6.00%, 9/1/35                                                                         2,393               2,402
 5.00%, 11/1/35                                                                        3,834               3,681
 6.00%, 1/1/36                                                                         4,229               4,245
 5.62%, 4/25/36 (a)(c)                                                                 5,889               5,893
 6.50%, 8/1/36                                                                         1,166               1,180
 7.00%, 9/1/36                                                                         1,624               1,664
 3.99%, 3/25/40 (a)                                                                        -                   -
 5.57%, 8/25/44 (a)                                                                        -                   -
                                                                                                        --------
                                                                                                          85,861               30.7%
                                                                                                        --------              ------

FEDERAL HOME LOAN BANK

 4.50%, 8/8/08 (d)                                                                         -                   -
 4.06%, 8/25/09                                                                            -                   -
 4.00%, 2/25/10                                                                          631                 611
 4.75%, 10/25/10 (a)                                                                       -                   -
 5.13%, 11/15/10                                                                           -                   -
 5.15%, 12/20/11                                                                           -                   -
 4.84%, 1/25/12                                                                            -                   -
 5.87%, 9/15/36 (a)(c)                                                                     -                   -
                                                                                                        --------
                                                                                                             611                0.2%
                                                                                                        --------              ------
FINANCING CORPORATION

 3.59%, 4/5/09 **                                                                          -                   -
 4.21%, 12/6/11 **                                                                         -                   -
 4.81%, 6/6/15 **                                                                          -                   -
 6.46%, 11/11/17 **                                                                        -                   -
                                                                                                        --------
                                                                                                               -                0.0%
                                                                                                        --------              ------

FREDDIE MAC

 5.00%, 1/30/09                                                                            -                   -
 5.73%, 12/28/09                                                                           -                   -
 5.50%, 7/15/10                                                                            -                   -
 6.88%, 9/15/10                                                                            -                   -
 5.88%, 3/21/11                                                                            -                   -
 5.00%, 8/15/12                                                                            -                   -
 4.50%, 11/15/12                                                                           -                   -
 4.65%, 10/10/13                                                                           -                   -
 5.25%, 4/18/16                                                                            -                   -
 4.00%, 1/15/17                                                                        7,500               7,078
 4.00%, 12/15/21                                                                           -                   -
 5.00%, 2/15/25                                                                        3,245               3,064
 7.00%, 6/1/26                                                                           724                 745
 6.50%, 1/1/29                                                                         1,547               1,587
 7.00%, 1/1/32                                                                           131                 136
 6.50%, 7/1/32                                                                           265                 271
 7.00%, 8/1/32                                                                           576                 593
 6.50%, 9/1/32                                                                           154                 157
 5.00%, 12/15/32                                                                           -                   -
 5.50%, 2/1/33 TBA                                                                    12,900              12,695
 6.00%, 9/1/33                                                                           622                 625
 5.00%, 1/15/34                                                                            -                   -
 6.50%, 5/15/34 (a)                                                                    1,117               1,104
 4.50%, 6/1/34                                                                           913                 851
 4.50%, 9/1/34                                                                         1,170               1,091
 5.50%, 7/15/35                                                                            -                   -
 6.00%, 11/1/35 TBA                                                                        -                   -
 5.97%, 6/1/36 (a)                                                                         -                   -
 5.72%, 7/15/36 (a)(c)                                                                 1,922               1,929
 6.11%, 1/1/37 (a)                                                                         -                   -
                                                                                                        --------
                                                                                                          31,926               11.4%
                                                                                                        --------              ------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

 9.50%, 12/15/09                                                                           -                   -
 3.59%, 11/16/17                                                                           -                   -
 3.96%, 9/16/21                                                                            -                   -
 3.27%, 1/16/23                                                                            -                   -
 4.39%, 5/16/23                                                                            -                   -
 5.50%, 2/20/31                                                                            -                   -
 5.50%, 12/20/32                                                                           -                   -
 5.00%, 7/1/33 TBA                                                                     4,000               3,862
 5.50%, 10/1/33 TBA                                                                    5,000               4,949
 5.03%, 11/16/33                                                                           -                   -
 5.50%, 11/20/33                                                                           -                   -
 0.97%, 6/17/45                                                                            -                   -
 0.52%, 3/16/46                                                                            -                   -
 0.57%, 4/16/46                                                                       37,843               1,453
 0.80%, 5/16/46                                                                       24,851               1,385
 3.40%, 5/16/46 (a)                                                                    2,543               1,613
 0.91%, 8/16/46                                                                       24,928               1,482
 1.06%, 12/16/47                                                                           -                   -
 1.00%, 2/16/48                                                                       14,985                 942
 1.065%, 2/16/48                                                                      24,913               1,451
                                                                                                        --------
                                                                                                          17,137                6.1%
                                                                                                        --------              ------
SMALL BUSINESS ADMINISTRATION,
 4.94%, 8/10/15 (c)                                                                        -                   -                0.0%
TENNESSEE VALLEY AUTHORITY, 6.79%, 5/23/12                                                 -                   -                0.0%
                                                                                                        --------              ------
Total U.S. Government Agencies                                                                           135,535               48.4%
                                                                                                        --------              ------
U.S. TREASURY OBLIGATIONS
U.S. TREASURY BILL 6.58%, 6/6/18 **                                                        -                   -
U.S. TREASURY BONDS 4.50%, 2/15/36 (d)                                                 3,525               3,295
U.S. TREASURY NOTES 2.38%, 4/15/11                                                         -                   -
U.S. TREASURY NOTES 4.63%, 11/15/16 (d)                                                    -                   -
U.S. TREASURY STRIPS 5.45%, 5/15/17 **(d)                                              5,580               3,374
U.S. TREASURY STRIPS 5.00%, 11/15/27 **                                                7,400               2,629
                                                                                                        --------
Total U.S. Treasury Obligations                                                                            9,298                3.3%
                                                                                                        --------              ------
                                                                                SHARES
                                                                                        ----------
INVESTMENTS IN AFFILIATES (e)
Fifth Third Institutional

 Government Money Market Fund                                                              -                   -
Fifth Third Institutional
 Money Market Fund                                                                 5,186,843               5,187
                                                                                                        --------
Total Investments in Affiliates                                                                            5,187                1.9%
                                                                                                        --------              ------

                                                                               PRINCIPAL
                                                                                        ----------
SHORT-TERM SECURITIES HELD AS
   COLLATERAL FOR SECURITIES LENDING

Pool of various securities for Fifth Third Funds                                      $9,231               9,231
                                                                                                        --------
Total Short-Term Securities held as

   Collateral for Securities Lending                                                                       9,231                3.3%
                                                                                                        --------              ------
TOTAL INVESTMENTS                                                                                        356,040              127.1%

LIABILITIES IN EXCESS OF OTHER ASSETS                                                                    (75,841)             -27.1%
                                                                                                        --------              ------
NET ASSETS - 100.0%                                                                                     $280,199              100.0%
                                                                                                       =========              ======
Total Investments Cost +                                                                                $359,271
                                                                                                       =========
-------------------------------------------
For federal income tax purposes:

Total investments cost                                                                                  $360,424
                                                                                                       =========

Gross unrealized appreciation                                                                              $ 931
Gross unrealized depreciation                                                                             (5,315)
                                                                                                        --------
Net unrealized depreciation                                                                             $ (4,384)
                                                                                                       =========


                                                                                                         INTERMEDIATE
                                                                                                          BOND FUND
                                                                                    ------------           --------           ------
                                                                                     PRINCIPAL              VALUE              %
                                                                                    ------------           --------           ------
COMMERCIAL PAPER
Cargill Global Funding, Inc.,
 5.34%, 2/12/07 ** (c)                                                                       $ -                $ -
 5.33%, 2/20/07 ** (c)                                                                         -                  -
Prudential Funding, 5.31%, 2/15/07 **                                                          -                  -
UBS Finance, 5.35%, 2/12/07 **(c)                                                              -                  -
                                                                                                           --------

Total Commercial Paper                                                                                            -             0.0%
                                                                                                           --------           ------

CORPORATE BONDS

Ace Securities Corp., 6.03%, 9/25/35 (a)                                                   3,000              3,023
Alabama Power Cap, 5.50%,10/1/42 (a)                                                         874                871
American Express Travel, 5.25%, 11/21/11 (b)                                               1,000                996
Ameriprise Financial, Inc., 5.65%, 11/15/15                                                1,480              1,481
AOL Time Warner, Inc., 7.70%, 5/1/32                                                           -                  -
Associated Bank, NA, 5.49%, 6/2/08 (a)                                                     5,000              5,010
Attentus CDO, Ltd.,
 Series 2006-2A, Class A3B, 5.80%, 10/9/41 (a)(b)                                          5,000              5,000
Banc of America Commercial Mortgage, Inc.,
 Series 2005-6, Class AJ, 5.18%, 9/10/47                                                       -                  -
Banc of America Funding Corp.,
 Series 2006-G, Class 3A2, 5.75%, 7/20/36 (a)                                              5,000              4,967
Bank of America Corp., 9.38%, 9/15/09                                                      5,000              5,482
BankAmerica Capital, 8.00%, 12/15/26                                                       2,000              2,080
Bayview Financial Acquisition Trust,
 Series 2006-D, Class 1A2, 5.66%, 12/28/36 (a)                                             4,925              4,879
Bear Stearns Adjustable Rate Mortgage Trust,
 Series 2004-10, Class 12A3, 4.65%, 1/25/35 (a)                                                -                  -
 Series 2005-12, Class 11A2, 5.41%, 2/25/36 (a)                                                -                  -
 Series 2005-12, Class 13A1, 5.47%, 2/25/36 (a)                                                -                  -
Bear Stearns Alternative-A Trust,
 Series 2005-9, 5.85%, 11/25/35                                                            1,700              1,716
Bear Stearns Commercial Mortgage Securities, Inc.,
 Series 2000-WF2, Class A1, 7.11%, 10/15/32                                                1,092              1,103
 Series 2004-T14, Class A4, 5.20%, 1/12/41                                                     -                  -
 Series 2004-T16, Class A6, 4.75%, 2/13/46 (a)                                                 -                  -
Chase Commercial Mortgage Securities Corp.,
 Series 1998-1, Class A2, 6.56%, 5/18/30                                                   3,404              3,427
Chase Mortgage Finance Corp.,
 Series 2006-A1, Class 2A3, 6.00%, 9/25/36                                                     -                  -
 Series 2006-S2, Class 2A5, 6.00%, 10/25/36 (a)                                            7,630              7,637
 Series 2006-S2, Class 2A6, 6.00%, 10/25/36                                                5,105              5,072
 Series 2006-A1, Class 2AX, 0.01%, 9/25/36                                                57,438                285
 Series 2006-A1, Class 4A1, 6.07%, 9/25/36 (a)                                             9,931              9,908
Chaseflex Trust,
 Series 2006-1, Class A2A, 5.94%, 6/25/36 (a)                                                  -                  -
 Series 2006-1, Class A4, 6.30%, 6/25/36 (a)                                               7,344              7,390
 Series 2006-1, Class A6, 6.29%, 6/25/36 (a)                                               5,265              5,348
 Series 2006-2, Class A4, 6.34%, 9/25/36 (a)                                               5,100              5,145
Cigna CDO Ltd.,
 Series 2000-1X, Class A, 5.79%, 8/28/12 (a)(b)(c)                                             -                  -
Citigroup Commercial Mortgage Trust,
 Series 2005-EMG, 4.38%, 9/20/51 (b)                                                       5,000              4,832
Citigroup Deutsche Bank Commercial Mortgage,
 Series 2006-CD3, Class AJ, 5.69%, 10/15/48                                                2,545              2,558
Comcast Cable, 7.13%, 6/15/13                                                                  -                  -
Commerce Group, Inc., 5.95%, 12/9/13                                                       1,000                997
Commercial Mortgage Asset Trust,
 Series 1999-C1, Class B, 7.23%, 1/17/32 (a)                                               1,500              1,641
Conocophillips Canada, 5.63%, 10/15/16 (d)                                                 1,475              1,476
Costco Wholesale Corp., 5.50%, 3/15/07                                                     2,015              2,014
Countrywide Alternative Loan Trust,
 6.50%, 9/25/34 (a)                                                                            -                  -
 Series 2004-2CB, Class 1A1, 4.25%, 3/25/34                                                3,524              3,453
 Series 2005-7CB, Class M, 5.50%, 4/25/35                                                  2,456              2,361
Countrywide Asset-Backed Certificates,
 Series 2002-BC1, Class M1, 6.75%, 4/25/32 (a)                                                 -                  -
Cox Communications, Inc., 5.50%, 10/1/15                                                       -                  -
Credit Suisse First Boston Mortgage Sec. Corp.,
 Series 2002-CKN2, 6.38%, 4/15/37                                                          1,000              1,037
Credit-Based Asset Servicing and Securitization,
 Series 2004-CB8, Class AF3, 5.09%, 12/25/35                                               5,145              5,028
 Series 2006-CB1, Class AF4, 5.44%, 1/25/36                                                3,025              2,987
 Series 2006-CB2, Class AF2, 5.50%, 12/25/36 (a)                                           2,400              2,390
Credit-Based Asset Servicing and Securitizing,
 5.43%, 11/25/36 (a)                                                                       2,475              2,443
Crown Castle Towers LLC,
 Series 2006-1A, Class E, 6.065%, 11/15/36 (b)                                             3,300              3,276
 Series 2005-1A, 4.64%, 6/15/35 (b)                                                        4,000              3,900
CS First Boston Mortgage Securities Corp.,
 Series 2003-CK2, Class A4, 4.80%, 3/15/36                                                 4,750              4,597
Delta Airlines, 6.72%, 1/2/23 (d)                                                            932                944
Deutsche Alternative-A Securities, Inc.,
 Mortgage Loan Trust,
  Series 2006-AB3, Class A3, 6.51%, 7/25/36                                                2,445              2,458
  Series 2006-AB4, Class A3A1, 5.90%, 10/25/36                                             5,145              5,138
 5.05%, 9/25/35                                                                            1,540              1,525
Deutsche Mortgage Securities, Inc.,
 5.04%, 6/26/35 (a)                                                                        1,864              1,855
 Series 2005-1, 5.75%, 2/25/35                                                             4,843              4,775
Devon Energy Corp., 7.95%, 4/15/32                                                             -                  -
Duke Capital LLC, 5.50%, 3/1/14                                                            1,825              1,767
Duke Energy Corp., 6.45%, 10/15/32                                                             -                  -
First Franklin Mortgage Certificate,
 Series 2004-FF11, Class 1A2, 5.70%, 1/25/35 (a)                                             267                267
 Series 2005-FFA, Class M3, 5.52%, 3/25/25                                                   600                595
First Horizon ABS Trust,
 Series 2006-HE1, Class A, 5.51%, 10/25/34 (a)                                             1,967              1,967
First Horizon Trust,
 Series 2006-HE2, Class A, 5.45%, 10/25/26 (a)                                             2,409              2,409
First Tennessee Bank, Series BKNT, 5.65%, 4/1/16                                           2,000              1,981
Fleet Financial Group, 7.38%, 12/1/09                                                      5,000              5,252
Gazprom International, 7.20%, 2/1/20 (b)                                                   2,015              2,108
General Motors Acceptance Corp.,
 Mortgage Corp. Loan Trust, 5.00%, 10/25/33                                                    -                  -
 Mortgage Corp. Loan Trust, 4.34%, 11/1/34 (a)                                                 -                  -
Global Signal Trust,
 Series 2006-1, Class C, 5.71%, 2/15/36 (a)(b)                                                 -                  -
 Series 2006-1, Class D, 6.05%, 2/15/36 (b)                                                3,000              2,978
GMAC Commerical Mortgage Securities, Inc.,
 Series 1997-C2, Class B, 6.70%, 4/15/29                                                     395                396
Goldman Sachs Group, Inc., 5.00%, 10/1/14                                                  2,500              2,411
Goldman Sachs Group, Inc., 6.13%, 2/15/33                                                      -                  -
Greenwich Capital Commercial Funding Corp.,
 Series 2002-C1, Class A4, 4.95%, 1/11/35                                                      -                  -
 Series 2004-GG1, Class A5, 4.88%, 6/10/36                                                     -                  -
GS Mortgage Securities Corp. II,
 Series 2004-C1, Class B, 4.46%, 10/10/28 (a)                                              2,600              2,507
 Series 2004-C1, Class C, 4.52%, 10/10/28 (a)                                              3,888              3,752
 Series 2004-GG2, Class A3, 4.60%, 8/10/38                                                     -                  -
GSR Mortgage Loan Trust,
 Series 2005-AR6, Class 3A1, 4.56%, 9/25/35 (a)                                            2,149              2,096
Harley-Davidson Motorcycle Trust,
 Series 2004-2, Class B, 2.96%, 2/15/12                                                        -                  -
Hertz Vehicle Financing LLC,
 Series 2005-2A, Class A6, 5.08%, 11/25/11 (b)(c)                                              -                  -
Hibernia Corp., 5.35%, 5/1/14                                                              2,845              2,775
Home Depot, Inc., 5.40%, 3/1/16                                                                -                  -
Homebanc Mortgage Trust,
 Series 2004-1, Class 2M2, 6.47%, 8/25/29 (a)                                                611                611
 Series 2004-2, 5.77%, 12/25/34 (a)(c)                                                         -                  -
 Series 2006-1, Class 1A1, 6.15%, 4/25/37 (a)                                                  -                  -
 Series 2006-1, Class 2A1, 6.05%, 4/25/37 (a)                                              4,135              4,165
HSBC Finance Corp., 6.38%, 10/15/11                                                        2,000              2,081
Hyundai Auto Receivables Trust,
 Series 2006-B, Class C, 5.25%, 5/15/13                                                    2,665              2,654
Indiana Michigan Power, 5.05%, 11/15/14                                                    2,035              1,949
IndyMac Index Mortgage Loan Trust,
 Series 2005-AR9, 5.45%, 7/25/35 (a)                                                           -                  -
International Lease Finance Corp., 5.88%, 5/1/13                                           2,500              2,540
I-Preferred Term Secs, 7.47%, 12/11/32 (a)(b)                                              1,000              1,006
I-Preferred Term Secs II, 7.37%, 5/22/33 (a)(b)                                            1,000              1,010
Irwin Home Equity,
 Series 2006-3, Class 2A2, 5.83%, 9/25/37 (b)                                                  -                  -
Jefferies Group, Inc., 5.50%, 3/15/16                                                      2,000              1,933
JP Morgan Alternative Loan Trust,
 Series 2005-S1, Class 1A2, 5.50%, 12/25/35                                                2,237              2,217
 Series 2006-A4, Class A7, 6.30%, 9/25/36 (a)                                              5,000              5,069
 Series 2006-A4, Class A9, 6.30%, 9/25/36                                                  4,583              4,597
 Series 2006-A5, Class 2A6, 5.80%, 10/25/36 (a)                                            5,640              5,619
 Series 2006-S1, Class 1A18, 6.00%, 3/25/36 (a)                                            4,292              4,294
 Series 2006-S2, Class A3, 5.92%, 5/25/36 (a)                                              4,730              4,696
 Series 2006-S2, Class A6, 6.05%, 5/25/36 (a)                                              4,975              4,967
 Series 2006-S3, Class A3A, 6.00%, 8/25/36                                                 4,529              4,510
 Series 2006-S3, Class A7, 6.24%, 8/25/36                                                  5,245              5,310
JP Morgan Chase Commercial Mortgage Sec. Corp.,
 Series 2003-CB6, Class A2, 5.26%, 7/12/37                                                 4,460              4,415
 Series 2003-LN1, Class A2, 4.92%, 10/15/37                                                6,680              6,473
JP Morgan Chase Commercial Mortgage,
 Series 2001-C1, Class A3, 5.86%, 10/12/35 (a)                                             6,465              6,570
JP Morgan Mortgage Acquisition Corp.,
 Series 2006-WF1, Class A4, 6.13%, 7/25/36                                                 3,191              3,218
 Series 2006-WF1, Class A5, 6.41%, 7/25/36                                                 4,286              4,345
JP Morgan Mortgage Trust,
 Series 2005-A1, Class 2A1, 4.84%, 2/25/35 (a)                                                 -                  -
 Series 2005-A1, Class 3A4, 5.05%, 2/25/35                                                 6,218              6,140
 Series 2005-A2, Class 3A2, 4.93%, 4/25/35                                                     -                  -
 Series 2005-A2, Class 5A1, 4.35%, 4/25/35 (a)                                             3,900              3,741
 Series 2005-A2, Class 7CB1, 4.89%, 4/25/35 (a)                                                -                  -
 Series 2005-A3, 4.50%, 6/25/35                                                            4,286              4,151
 Series 2005-A3, Class 7CA1, 5.17%, 6/25/35                                                    -                  -
 Series 2005-ALT1, Class 4A1, 5.65%, 10/25/35 (a)                                              -                  -
 Series 2006-A2, Class 3A2, 5.68%, 4/25/36 (a)(c)                                              -                  -
 Series 2006-A2, Class 3A2, 5.68%, 4/25/36 (a)                                             4,842              4,803
 Series 2006-A4, Class 2A2, 5.83%, 6/25/36 (a)                                                 -                  -
 Series 2006-A7, Class 2A2, 5.87%, 1/25/37 (a)                                             4,775              4,765
JPM Chase Capital XXI, 6.25%, 2/2/37 (a)                                                   1,000                992
Key Bank NA, 4.95%, 9/15/15                                                                2,365              2,254
Kroger Co., 6.20%, 6/15/12                                                                     -                  -
LB-UBS Commercial Mortgage Trust,
 Series 2003-C8, Class A4, 5.12%, 11/15/32                                                 2,924              2,873
 Series 2005-C3, 4.55%, 7/15/30                                                                -                  -
Long Beach Auto Receivable Trust,
 Series 2003-B, Class A4, 2.18%, 2/15/10 (c)                                                   -                  -
Manufacturers & Traders Trust Co.,
 3.85%, 4/1/13 (a)                                                                         1,075              1,056
Marlin Leasing Receivables LLC, 4.75%, 8/15/12 (b)                                         3,000              2,960
MassMutual Global Funding II, 3.80%, 4/15/09 (b)                                           1,390              1,345
Merrill Lynch & Co., 6.05%, 5/16/16                                                        2,050              2,105
Morgan Stanley Capital I,
 5.11%, 6/15/40                                                                                -                  -
 Series 2006-HQ9, Class AJ, 5.79%, 7/20/44                                                 5,235              5,314
 Series 2006-IQ12, Class AJ, 5.40%, 12/15/43                                               5,000              4,921
Morgan Stanley Dean Witter Capital I,
 4.74%, 11/13/36                                                                               -                  -
Morgan Stanley Mortgage Loan Trust, 5.00%, 8/25/19                                             -                  -
Morgan Stanley, 4.75%, 4/1/14                                                              1,000                948
Motorola, Inc., 6.50%, 11/15/28 (d)                                                            -                  -
Navistar Financial Corp. Owner Trust,
 5.52%, 4/15/08 (a)(c)                                                                         -                  -
NCNB Corp., 10.20%, 7/15/15                                                                    -                  -
Nextel Communications, 7.38%, 8/1/15                                                       1,285              1,317
Nomura Asset Acceptance Corp.,
 Series 2004-AR4, Class 1A2, 4.93%, 12/25/34                                               1,310              1,303
 Series 2005-AR1, Class 1A2, 5.35%, 2/25/35                                                2,253              2,231
 Series 2005-AR2, Class 2A2, 5.56%, 5/25/35 (a)                                            1,705              1,728
 Series 2005-AR3, 5.65%, 7/25/35                                                           2,382              2,329
 Series 2005-AR5, Class 2A2, 5.64%, 10/25/35 (a)                                           1,632              1,626
 Series 2006-AF1, Class 3A2, 6.64%, 6/25/36 (a)                                            2,968              3,029
 Series 1998-D6, Class A2, 7.01%, 3/15/30 (a)                                              1,000              1,086
 Series 1998-D6, Class A4, 7.59%, 3/15/30 (a)                                              1,600              1,783
Norfolk Southern Corp., 5.59%, 5/17/25                                                         -                  -
Oncor Electric Delivery, 7.00%, 5/1/32                                                         -                  -
Onyx Acceptance Owner Trust,
 Series 2003-D, Class A4, 3.20%, 3/15/10 (c)                                                   -                  -
Pemex Master Trust, 6.13%, 8/15/08                                                             -                  -
Pemex Project Funding Master Trust, 7.38%, 12/15/14                                        2,000              2,165
Popular ABS Mortgage Pass-Through Trust,
 4.98%, 9/15/35                                                                            1,510              1,491
PPG Industries, Inc., 6.50%, 11/1/07                                                          30                 30
Preferred Term Securities II, 9.55%, 3/1/31 (b)                                              817                915
Preferred Term Securities X, 4.15%, 7/3/33 (b)                                             1,425              1,391
Premcor Refining Group, 9.25%, 2/1/10                                                      2,000              2,099
Prestige Auto Receivables Trust,
 Series 2006-1A, Class A2, 5.25%, 6/17/13 (a)(b)                                           2,000              2,000
Principal Life Global, 5.13%,10/15/13 (b)                                                  1,090              1,072
Ras Laffan Liquid & Natural Gas, 5.30%, 9/30/20 (b)                                        2,700              2,556
Regions Financial Corp., 7.00%, 3/1/11                                                     1,275              1,349
Renaissance Home Equity Loan Trust,
 Series 2005-2, 4.93%, 8/25/35 (a)                                                         2,500              2,475
Renaissance Home Equity Loan Trust,
 Series 2006-1, Class AF4, 6.01%, 5/25/36                                                  1,575              1,574
Republic New York Corp., 7.00%, 3/22/11                                                        -                  -
Residential Accredit Loans, Inc.,
 5.59%, 3/25/34 (a)(c)                                                                         -                  -
 Series 2005-QA12, Class CB1, 5.74%, 12/25/35 (a)                                              -                  -
 Series 2006-QA8, Class A3, 5.56%, 9/25/36 (a)(c)                                              -                  -
Residential Asset Mortgage Products, Inc.,
 Series 2002-RZ3, Class M1, 5.28%, 8/25/32 (a)                                               725                722
 Series 2003-RZ5, Class A7, 4.97%, 9/25/33 (a)                                                 -                  -
 Series 2005-AHL1, Class A2, 5.59%, 7/25/35 (a)(c)                                             -                  -
Residential Funding Mortgage Securities,
 Series 2006-HI3, Class A4, 6.31%, 5/25/36 (a)                                             1,500              1,522
 Series 2006-HSA1, Class A4, 5.49%, 2/25/36                                                1,500              1,478
Restructured Asset Certificate,
 6.00%, 3/23/27 (b)                                                                            -                  -
 6.00%, 3/23/27 (b)(f)                                                                     3,250              3,250
SACO I Trust,
 5.72%, 7/25/35 (a)                                                                        1,694              1,694
 Series 2006-1, Class A, 5.49%, 9/25/35 (a)(c)                                                 -                  -
 Series 2006-12, Class 1M1, 5.63%, 11/25/36 (a)(c)                                             -                  -
 Series 2006-12, Class 1M1, 5.63%, 11/25/36 (a)                                            2,500              2,500
Salomon Brothers Mortgage Securities,
 Series 2002-KEY2, Class C, 5.05%, 3/18/36                                                 1,417              1,390
Salomon Brothers Mortgage Securities VII,
 Series 2002-KEY2, Class A3, 4.87%, 3/18/36                                                2,270              2,215
SBA CMBS Trust, Series 2006-1A,
 Class D, 5.85%, 11/15/36 (b)                                                              3,100              3,085
 Class E, 6.17%, 11/15/36 (b)                                                              1,350              1,346
Science Applications International Co.,
 5.50%, 7/1/33                                                                                 -                  -
SLM Corp., 2.46%, 10/8/08 (a)                                                              1,500              1,459
SLM Corp., 2.43%, 4/1/09 (a)                                                               1,260              1,226
SLM Corp., 2.56%, 12/15/14 (a)                                                             1,000                945
SLM Corp., 5.00%, 4/15/15                                                                      -                  -
Sovrisc BV, 5.25%, 4/30/11                                                                 2,000              2,006
Sprint Capital Corp., 8.75%, 3/15/32                                                           -                  -
Structured Asset Securities Corp.,
 5.15%, 12/25/34 (a)                                                                           -                  -
Suntrust Alternative Loan Trust,
 Series 2005-1F, Class B3, 6.07%, 12/25/35  (a)                                            1,798              1,609
TAQA ABU DHABI National, 5.88%, 10/27/16 (b)                                               1,100              1,098
Tennessee Valley Authority, 6.39%, 12/15/17 **                                                 -                  -
Thornburg Mortgage Securities Trust,
 Series 2004-2, Class A3, 5.63%, 6/25/44 (a)(c)                                                -                  -
Trans-Canada Pipeline, 5.60%, 3/31/34                                                          -                  -
Trapeza CDO LLC, Series 2007-12A,
 Class C1, 6.51%, 4/6/42 (a)(b)(c)                                                             -                  -
 Class C1, 6.51%, 4/6/42 (a)(b)                                                            3,000              3,000
Travelers Property Casualty Corp., 7.75%, 4/15/26                                              -                  -
Truck Retail Installment Paper Corp.,
 5.59%, 12/15/16 (a)(b)(c)                                                                     -                  -
U.S. Bank, N.A., 3.75%, 2/6/09                                                             2,500              2,428
UBS Preferred Funding Trust I, 8.62%, 10/29/49 (a)                                             -                  -
UPFC Auto Receivables Trust,
 Series 2004-A, Class A3, 3.27%, 9/15/10                                                   1,028              1,018
Vale Overseas, Ltd., 6.25%, 1/23/17                                                        1,975              1,979
Vanderbilt Acquisition Loan Trust,
 Series 2002-1, Class A4, 6.57%, 5/7/27                                                    2,725              2,825
Vectren Utility Holdings, 5.45%, 12/1/2015                                                 1,000                961
Washington Mutual,
 Series 2003-AR9, Class 1A6, 4.05%, 9/25/33 (a)                                                -                  -
 Series 2004-AR3, Class A-2, 4.24%, 6/25/34                                                    -                  -
Wells Fargo Mortgage Backed Securities Trust,
 5.14%, 5/25/35 (a)                                                                            -                  -
 Series 2003-N, 4.75%, 12/25/33 (a)                                                        2,545              2,441
WMALT Mortgage Pass-through Certificates,
 Series 2005-1, Class 1A2, 5.50%, 3/25/35 (a)                                              1,855              1,833
YUM! Brands Inc., 7.70%, 7/1/12 (c)                                                            -                  -
                                                                                                           --------           ------
Total Corporate Bonds                                                                                       387,962            85.0%
                                                                                                           --------           ------

FOREIGN BONDS

France Telecom, 8.75%, 3/1/31                                                                  -                  -
Korea Electric Power, 4.25%, 9/12/07 (b)                                                   1,000                992
                                                                                                           --------
Total Foreign Bonds                                                                                             992             0.2%
                                                                                                           --------           ------
U.S. GOVERNMENT AGENCIES
FANNIE MAE
 6.25%, 1/25/08                                                                              264                264
 5.30%, 5/8/08                                                                             2,445              2,443
 4.00%, 9/2/08                                                                                 -                  -
 6.05%, 12/1/08                                                                                -                  -
 6.38%, 6/15/09                                                                                -                  -
 6.63%, 9/15/09                                                                                -                  -
 4.62%, 4/25/10                                                                                -                  -
 4.40%, 12/25/12                                                                               -                  -
 5.65%, 4/10/13 (d)                                                                        4,675              4,670
 6.00%, 5/1/17                                                                                 -                  -
 6.50%, 6/1/17                                                                            -                   -
 6.50%, 8/1/17                                                                            -                   -
 5.50%, 1/1/18                                                                                 -                  -
 5.50%, 2/1/18                                                                                 -                  -
 4.50%, 5/1/18 TBA                                                                             -                  -
 6.00%, 5/1/18                                                                                 -                  -
 5.50%, 2/1/25                                                                                 -                  -
 5.00%, 5/1/25                                                                                 -                  -
 7.50%, 6/1/28                                                                                 -                  -
 6.50%, 8/1/28                                                                                 -                  -
 6.50%, 6/1/29                                                                                 -                  -
 6.50%, 4/1/32                                                                                 -                  -
 6.50%, 6/1/32                                                                                 -                  -
 7.00%, 6/1/32                                                                                 -                  -
 6.50%, 7/1/32                                                                                 -                  -
 7.50%, 12/1/32                                                                                -                  -
 6.00%, 1/1/33                                                                                 -                  -
 6.00%, 1/1/33 TBA                                                                             -                  -
 6.50%, 3/1/33                                                                                 -                  -
 5.00%, 5/1/33 TBA                                                                             -                  -
 5.50%, 5/1/33 TBA                                                                             -                  -
 6.00%, 8/25/33 (a)                                                                            -                  -
 5.50%, 12/25/33                                                                               -                  -
 5.50%, 5/25/34                                                                                -                  -
 5.22%, 8/1/34                                                                               145                144
 7.00%, 9/1/34                                                                                 -                  -
 4.31%, 1/1/35                                                                                 -                  -
 5.50%, 6/1/35                                                                                 -                  -
 6.00%, 7/1/35                                                                                 -                  -
 6.00%, 9/1/35                                                                                 -                  -
 5.00%, 11/1/35                                                                                -                  -
 6.00%, 1/1/36                                                                                 -                  -
 5.62%, 4/25/36 (a)(c)                                                                         -                  -
 6.50%, 8/1/36                                                                                 -                  -
 7.00%, 9/1/36                                                                                 -                  -
 3.99%, 3/25/40 (a)                                                                            -                  -
 5.57%, 8/25/44 (a)                                                                            -                  -
                                                                                                           --------
                                                                                                              7,521             1.6%
                                                                                                           --------           ------

FEDERAL HOME LOAN BANK

 4.50%, 8/8/08 (d)                                                                         5,000              4,953
 4.06%, 8/25/09                                                                                -                  -
 4.00%, 2/25/10                                                                                -                  -
 4.75%, 10/25/10 (a)                                                                           -                  -
 5.13%, 11/15/10                                                                             830                824
 5.15%, 12/20/11                                                                           2,425              2,402
 4.84%, 1/25/12                                                                                -                  -
 5.87%, 9/15/36 (a)(c)                                                                         -                  -
                                                                                                           --------
                                                                                                              8,179             1.8%
                                                                                                           --------           ------
FINANCING CORPORATION

 3.59%, 4/5/09 **                                                                              -                  -
 4.21%, 12/6/11 **                                                                             -                  -
 4.81%, 6/6/15 **                                                                              -                  -
 6.46%, 11/11/17 **                                                                            -                  -
                                                                                                           --------
                                                                                                                  -             0.0%
                                                                                                           --------           ------

FREDDIE MAC

 5.00%, 1/30/09                                                                            1,900              1,895
 5.73%, 12/28/09                                                                           5,000              5,011
 5.50%, 7/15/10                                                                                -                  -
 6.88%, 9/15/10                                                                                -                  -
 5.88%, 3/21/11                                                                                -                  -
 5.00%, 8/15/12                                                                            2,275              2,262
 4.50%, 11/15/12                                                                               -                  -
 4.65%, 10/10/13                                                                           1,300              1,248
 5.25%, 4/18/16                                                                                -                  -
 4.00%, 1/15/17                                                                                -                  -
 4.00%, 12/15/21                                                                               -                  -
 5.00%, 2/15/25                                                                                -                  -
 7.00%, 6/1/26                                                                                 -                  -
 6.50%, 1/1/29                                                                                 -                  -
 7.00%, 1/1/32                                                                                 -                  -
 6.50%, 7/1/32                                                                                 -                  -
 7.00%, 8/1/32                                                                                 -                  -
 6.50%, 9/1/32                                                                                 -                  -
 5.00%, 12/15/32                                                                               -                  -
 5.50%, 2/1/33 TBA                                                                             -                  -
 6.00%, 9/1/33                                                                                 -                  -
 5.00%, 1/15/34                                                                                -                  -
 6.50%, 5/15/34 (a)                                                                        1,172              1,159
 4.50%, 6/1/34                                                                                 -                  -
 4.50%, 9/1/34                                                                                 -                  -
 5.50%, 7/15/35                                                                                -                  -
 6.00%, 11/1/35 TBA                                                                            -                  -
 5.97%, 6/1/36 (a)                                                                           125                125
 5.72%, 7/15/36 (a)(c)                                                                         -                  -
 6.11%, 1/1/37 (a)                                                                         5,951              5,984
                                                                                                           --------
                                                                                                             17,684             3.9%
                                                                                                           --------           ------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

 9.50%, 12/15/09                                                                             812                838
 3.59%, 11/16/17                                                                               -                  -
 3.96%, 9/16/21                                                                                -                  -
 3.27%, 1/16/23                                                                                -                  -
 4.39%, 5/16/23                                                                                -                  -
 5.50%, 2/20/31                                                                                -                  -
 5.50%, 12/20/32                                                                               -                  -
 5.00%, 7/1/33 TBA                                                                             -                  -
 5.50%, 10/1/33 TBA                                                                            -                  -
 5.03%, 11/16/33                                                                           5,640              5,435
 5.50%, 11/20/33                                                                               -                  -
 0.97%, 6/17/45                                                                           10,510                568
 0.52%, 3/16/46                                                                           13,928                582
 0.57%, 4/16/46                                                                           24,897                956
 0.80%, 5/16/46                                                                           19,880              1,108
 3.40%, 5/16/46 (a)                                                                            -                  -
 0.91%, 8/16/46                                                                            9,971                593
 1.06%, 12/16/47                                                                               -                  -
 1.00%, 2/16/48                                                                           30,968              1,946
 1.065%, 2/16/48                                                                          54,808              3,193
                                                                                                           --------
                                                                                                             15,219             3.3%
                                                                                                           --------           ------
SMALL BUSINESS ADMINISTRATION,
 4.94%, 8/10/15 (c)                                                                            -                  -             0.0%
TENNESSEE VALLEY AUTHORITY, 6.79%, 5/23/12                                                     -                  -             0.0%
                                                                                                           --------           ------
Total U.S. Government Agencies                                                                               48,603            10.6%
                                                                                                           --------           ------
U.S. TREASURY OBLIGATIONS
U.S. TREASURY BILL 6.58%, 6/6/18 **                                                            -                  -
U.S. TREASURY BONDS 4.50%, 2/15/36 (d)                                                         -                  -
U.S. TREASURY NOTES 2.38%, 4/15/11                                                             -                  -
U.S. TREASURY NOTES 4.63%, 11/15/16 (d)                                                    3,000              2,954
U.S. TREASURY STRIPS 5.45%, 5/15/17 **(d)                                                      -                  -
U.S. TREASURY STRIPS 5.00%, 11/15/27 **                                                        -                  -
                                                                                                           --------
Total U.S. Treasury Obligations                                                                               2,954             0.6%
                                                                                                           --------           ------
                                                                                  SHARES
                                                                                -------
INVESTMENTS IN AFFILIATES (e)
Fifth Third Institutional

 Government Money Market Fund                                                                  -                  -
Fifth Third Institutional
 Money Market Fund                                                                    17,243,970             17,244
                                                                                                           --------
Total Investments in Affiliates                                                                              17,244             3.8%
                                                                                                           --------           ------

                                                                                PRINCIPAL
                                                                                ----------
SHORT-TERM SECURITIES HELD AS
   COLLATERAL FOR SECURITIES LENDING

Pool of various securities for Fifth Third Funds                                         $16,587             16,587
                                                                                                           --------
Total Short-Term Securities held as

   Collateral for Securities Lending                                                                         16,587             3.6%
                                                                                                           --------           ------
TOTAL INVESTMENTS                                                                                           474,342           103.8%

LIABILITIES IN EXCESS OF OTHER ASSETS                                                                       (17,243)           -3.8%
                                                                                                           --------           ------
NET ASSETS - 100.0%                                                                                       $ 457,099           100.0%
                                                                                                          =========           ======
Total Investments Cost +                                                                                   $475,755
                                                                                                          =========
-------------------------------------------
For federal income tax purposes:

Total investments cost                                                                                    $ 476,732
                                                                                                          =========

Gross unrealized appreciation                                                                               $ 1,259
Gross unrealized depreciation                                                                                (3,649)
                                                                                                           --------
Net unrealized depreciation                                                                                 $(2,390)
                                                                                                          =========


                                                                                                  U.S. GOVERNMENT
                                                                                                     BOND FUND
                                                                                   ----------        --------        ------
                                                                                   PRINCIPAL          VALUE            %
                                                                                   ----------        --------        ------
COMMERCIAL PAPER
Cargill Global Funding, Inc.,
 5.34%, 2/12/07 ** (c)                                                                    $ -             $ -
 5.33%, 2/20/07 ** (c)                                                                      -               -
Prudential Funding, 5.31%, 2/15/07 **                                                       -               -
UBS Finance, 5.35%, 2/12/07 **(c)                                                           -               -
                                                                                                                   --------

Total Commercial Paper                                                                                      -          0.0%
                                                                                                     --------        ------

CORPORATE BONDS

Ace Securities Corp., 6.03%, 9/25/35 (a)                                                    -               -
Alabama Power Cap, 5.50%,10/1/42 (a)                                                        -               -
American Express Travel, 5.25%, 11/21/11 (b)                                                -               -
Ameriprise Financial, Inc., 5.65%, 11/15/15                                                 -               -
AOL Time Warner, Inc., 7.70%, 5/1/32                                                        -               -
Associated Bank, NA, 5.49%, 6/2/08 (a)                                                      -               -
Attentus CDO, Ltd.,
 Series 2006-2A, Class A3B, 5.80%, 10/9/41 (a)(b)                                           -               -
Banc of America Commercial Mortgage, Inc.,
 Series 2005-6, Class AJ, 5.18%, 9/10/47                                                    -               -
Banc of America Funding Corp.,
 Series 2006-G, Class 3A2, 5.75%, 7/20/36 (a)                                               -               -
Bank of America Corp., 9.38%, 9/15/09                                                       -               -
BankAmerica Capital, 8.00%, 12/15/26                                                        -               -
Bayview Financial Acquisition Trust,
 Series 2006-D, Class 1A2, 5.66%, 12/28/36 (a)                                              -               -
Bear Stearns Adjustable Rate Mortgage Trust,
 Series 2004-10, Class 12A3, 4.65%, 1/25/35 (a)                                             -               -
 Series 2005-12, Class 11A2, 5.41%, 2/25/36 (a)                                             -               -
 Series 2005-12, Class 13A1, 5.47%, 2/25/36 (a)                                             -               -
Bear Stearns Alternative-A Trust,
 Series 2005-9, 5.85%, 11/25/35                                                             -               -
Bear Stearns Commercial Mortgage Securities, Inc.,
 Series 2000-WF2, Class A1, 7.11%, 10/15/32                                                 -               -
 Series 2004-T14, Class A4, 5.20%, 1/12/41                                                  -               -
 Series 2004-T16, Class A6, 4.75%, 2/13/46 (a)                                              -               -
Chase Commercial Mortgage Securities Corp.,
 Series 1998-1, Class A2, 6.56%, 5/18/30                                                    -               -
Chase Mortgage Finance Corp.,
 Series 2006-A1, Class 2A3, 6.00%, 9/25/36                                                  -               -
 Series 2006-S2, Class 2A5, 6.00%, 10/25/36 (a)                                             -               -
 Series 2006-S2, Class 2A6, 6.00%, 10/25/36                                                 -               -
 Series 2006-A1, Class 2AX, 0.01%, 9/25/36                                                  -               -
 Series 2006-A1, Class 4A1, 6.07%, 9/25/36 (a)                                              -               -
Chaseflex Trust,
 Series 2006-1, Class A2A, 5.94%, 6/25/36 (a)                                               -               -
 Series 2006-1, Class A4, 6.30%, 6/25/36 (a)                                                -               -
 Series 2006-1, Class A6, 6.29%, 6/25/36 (a)                                                -               -
 Series 2006-2, Class A4, 6.34%, 9/25/36 (a)                                                -               -
Cigna CDO Ltd.,
 Series 2000-1X, Class A, 5.79%, 8/28/12 (a)(b)(c)                                          -               -
Citigroup Commercial Mortgage Trust,
 Series 2005-EMG, 4.38%, 9/20/51 (b)                                                        -               -
Citigroup Deutsche Bank Commercial Mortgage,
 Series 2006-CD3, Class AJ, 5.69%, 10/15/48                                                 -               -
Comcast Cable, 7.13%, 6/15/13                                                               -               -
Commerce Group, Inc., 5.95%, 12/9/13                                                        -               -
Commercial Mortgage Asset Trust,
 Series 1999-C1, Class B, 7.23%, 1/17/32 (a)                                                -               -
Conocophillips Canada, 5.63%, 10/15/16 (d)                                                  -               -
Costco Wholesale Corp., 5.50%, 3/15/07                                                      -               -
Countrywide Alternative Loan Trust,
 6.50%, 9/25/34 (a)                                                                         -               -
 Series 2004-2CB, Class 1A1, 4.25%, 3/25/34                                                 -               -
 Series 2005-7CB, Class M, 5.50%, 4/25/35                                                   -               -
Countrywide Asset-Backed Certificates,
 Series 2002-BC1, Class M1, 6.75%, 4/25/32 (a)                                              -               -
Cox Communications, Inc., 5.50%, 10/1/15                                                    -               -
Credit Suisse First Boston Mortgage Sec. Corp.,
 Series 2002-CKN2, 6.38%, 4/15/37                                                           -               -
Credit-Based Asset Servicing and Securitization,
 Series 2004-CB8, Class AF3, 5.09%, 12/25/35                                                -               -
 Series 2006-CB1, Class AF4, 5.44%, 1/25/36                                                 -               -
 Series 2006-CB2, Class AF2, 5.50%, 12/25/36 (a)                                            -               -
Credit-Based Asset Servicing and Securitizing,
 5.43%, 11/25/36 (a)                                                                        -               -
Crown Castle Towers LLC,
 Series 2006-1A, Class E, 6.065%, 11/15/36 (b)                                              -               -
 Series 2005-1A, 4.64%, 6/15/35 (b)                                                         -               -
CS First Boston Mortgage Securities Corp.,
 Series 2003-CK2, Class A4, 4.80%, 3/15/36                                                  -               -
Delta Airlines, 6.72%, 1/2/23 (d)                                                           -               -
Deutsche Alternative-A Securities, Inc.,
 Mortgage Loan Trust,
  Series 2006-AB3, Class A3, 6.51%, 7/25/36                                                 -               -
  Series 2006-AB4, Class A3A1, 5.90%, 10/25/36                                              -               -
 5.05%, 9/25/35                                                                             -               -
Deutsche Mortgage Securities, Inc.,
 5.04%, 6/26/35 (a)                                                                         -               -
 Series 2005-1, 5.75%, 2/25/35                                                              -               -
Devon Energy Corp., 7.95%, 4/15/32                                                          -               -
Duke Capital LLC, 5.50%, 3/1/14                                                             -               -
Duke Energy Corp., 6.45%, 10/15/32                                                          -               -
First Franklin Mortgage Certificate,
 Series 2004-FF11, Class 1A2, 5.70%, 1/25/35 (a)                                            -               -
 Series 2005-FFA, Class M3, 5.52%, 3/25/25                                                  -               -
First Horizon ABS Trust,
 Series 2006-HE1, Class A, 5.51%, 10/25/34 (a)                                              -               -
First Horizon Trust,
 Series 2006-HE2, Class A, 5.45%, 10/25/26 (a)                                              -               -
First Tennessee Bank, Series BKNT, 5.65%, 4/1/16                                            -               -
Fleet Financial Group, 7.38%, 12/1/09                                                       -               -
Gazprom International, 7.20%, 2/1/20 (b)                                                    -               -
General Motors Acceptance Corp.,
 Mortgage Corp. Loan Trust, 5.00%, 10/25/33                                                 -               -
 Mortgage Corp. Loan Trust, 4.34%, 11/1/34 (a)                                              -               -
Global Signal Trust,
 Series 2006-1, Class C, 5.71%, 2/15/36 (a)(b)                                              -               -
 Series 2006-1, Class D, 6.05%, 2/15/36 (b)                                                 -               -
GMAC Commerical Mortgage Securities, Inc.,
 Series 1997-C2, Class B, 6.70%, 4/15/29                                                    -               -
Goldman Sachs Group, Inc., 5.00%, 10/1/14                                                   -               -
Goldman Sachs Group, Inc., 6.13%, 2/15/33                                                   -               -
Greenwich Capital Commercial Funding Corp.,
 Series 2002-C1, Class A4, 4.95%, 1/11/35                                                   -               -
 Series 2004-GG1, Class A5, 4.88%, 6/10/36                                                  -               -
GS Mortgage Securities Corp. II,
 Series 2004-C1, Class B, 4.46%, 10/10/28 (a)                                               -               -
 Series 2004-C1, Class C, 4.52%, 10/10/28 (a)                                               -               -
 Series 2004-GG2, Class A3, 4.60%, 8/10/38                                                  -               -
GSR Mortgage Loan Trust,
 Series 2005-AR6, Class 3A1, 4.56%, 9/25/35 (a)                                             -               -
Harley-Davidson Motorcycle Trust,
 Series 2004-2, Class B, 2.96%, 2/15/12                                                     -               -
Hertz Vehicle Financing LLC,
 Series 2005-2A, Class A6, 5.08%, 11/25/11 (b)(c)                                           -               -
Hibernia Corp., 5.35%, 5/1/14                                                               -               -
Home Depot, Inc., 5.40%, 3/1/16                                                             -               -
Homebanc Mortgage Trust,
 Series 2004-1, Class 2M2, 6.47%, 8/25/29 (a)                                               -               -
 Series 2004-2, 5.77%, 12/25/34 (a)(c)                                                      -               -
 Series 2006-1, Class 1A1, 6.15%, 4/25/37 (a)                                               -               -
 Series 2006-1, Class 2A1, 6.05%, 4/25/37 (a)                                               -               -
HSBC Finance Corp., 6.38%, 10/15/11                                                         -               -
Hyundai Auto Receivables Trust,
 Series 2006-B, Class C, 5.25%, 5/15/13                                                     -               -
Indiana Michigan Power, 5.05%, 11/15/14                                                     -               -
IndyMac Index Mortgage Loan Trust,
 Series 2005-AR9, 5.45%, 7/25/35 (a)                                                        -               -
International Lease Finance Corp., 5.88%, 5/1/13                                            -               -
I-Preferred Term Secs, 7.47%, 12/11/32 (a)(b)                                               -               -
I-Preferred Term Secs II, 7.37%, 5/22/33 (a)(b)                                             -               -
Irwin Home Equity,
 Series 2006-3, Class 2A2, 5.83%, 9/25/37 (b)                                               -               -
Jefferies Group, Inc., 5.50%, 3/15/16                                                       -               -
JP Morgan Alternative Loan Trust,
 Series 2005-S1, Class 1A2, 5.50%, 12/25/35                                                 -               -
 Series 2006-A4, Class A7, 6.30%, 9/25/36 (a)                                               -               -
 Series 2006-A4, Class A9, 6.30%, 9/25/36                                                   -               -
 Series 2006-A5, Class 2A6, 5.80%, 10/25/36 (a)                                             -               -
 Series 2006-S1, Class 1A18, 6.00%, 3/25/36 (a)                                             -               -
 Series 2006-S2, Class A3, 5.92%, 5/25/36 (a)                                               -               -
 Series 2006-S2, Class A6, 6.05%, 5/25/36 (a)                                               -               -
 Series 2006-S3, Class A3A, 6.00%, 8/25/36                                                  -               -
 Series 2006-S3, Class A7, 6.24%, 8/25/36                                                   -               -
JP Morgan Chase Commercial Mortgage Sec. Corp.,
 Series 2003-CB6, Class A2, 5.26%, 7/12/37                                                  -               -
 Series 2003-LN1, Class A2, 4.92%, 10/15/37                                                 -               -
JP Morgan Chase Commercial Mortgage,
 Series 2001-C1, Class A3, 5.86%, 10/12/35 (a)                                              -               -
JP Morgan Mortgage Acquisition Corp.,
 Series 2006-WF1, Class A4, 6.13%, 7/25/36                                                  -               -
 Series 2006-WF1, Class A5, 6.41%, 7/25/36                                                  -               -
JP Morgan Mortgage Trust,
 Series 2005-A1, Class 2A1, 4.84%, 2/25/35 (a)                                              -               -
 Series 2005-A1, Class 3A4, 5.05%, 2/25/35                                                  -               -
 Series 2005-A2, Class 3A2, 4.93%, 4/25/35                                                  -               -
 Series 2005-A2, Class 5A1, 4.35%, 4/25/35 (a)                                              -               -
 Series 2005-A2, Class 7CB1, 4.89%, 4/25/35 (a)                                             -               -
 Series 2005-A3, 4.50%, 6/25/35                                                             -               -
 Series 2005-A3, Class 7CA1, 5.17%, 6/25/35                                                 -               -
 Series 2005-ALT1, Class 4A1, 5.65%, 10/25/35 (a)                                           -               -
 Series 2006-A2, Class 3A2, 5.68%, 4/25/36 (a)(c)                                           -               -
 Series 2006-A2, Class 3A2, 5.68%, 4/25/36 (a)                                              -               -
 Series 2006-A4, Class 2A2, 5.83%, 6/25/36 (a)                                              -               -
 Series 2006-A7, Class 2A2, 5.87%, 1/25/37 (a)                                              -               -
JPM Chase Capital XXI, 6.25%, 2/2/37 (a)                                                    -               -
Key Bank NA, 4.95%, 9/15/15                                                                 -               -
Kroger Co., 6.20%, 6/15/12                                                                  -               -
LB-UBS Commercial Mortgage Trust,
 Series 2003-C8, Class A4, 5.12%, 11/15/32                                                  -               -
 Series 2005-C3, 4.55%, 7/15/30                                                             -               -
Long Beach Auto Receivable Trust,
 Series 2003-B, Class A4, 2.18%, 2/15/10 (c)                                                -               -
Manufacturers & Traders Trust Co.,
 3.85%, 4/1/13 (a)                                                                          -               -
Marlin Leasing Receivables LLC, 4.75%, 8/15/12 (b)                                          -               -
MassMutual Global Funding II, 3.80%, 4/15/09 (b)                                            -               -
Merrill Lynch & Co., 6.05%, 5/16/16                                                         -               -
Morgan Stanley Capital I,
 5.11%, 6/15/40                                                                             -               -
 Series 2006-HQ9, Class AJ, 5.79%, 7/20/44                                                  -               -
 Series 2006-IQ12, Class AJ, 5.40%, 12/15/43                                                -               -
Morgan Stanley Dean Witter Capital I,
 4.74%, 11/13/36                                                                            -               -
Morgan Stanley Mortgage Loan Trust, 5.00%, 8/25/19                                          -               -
Morgan Stanley, 4.75%, 4/1/14                                                               -               -
Motorola, Inc., 6.50%, 11/15/28 (d)                                                         -               -
Navistar Financial Corp. Owner Trust,
 5.52%, 4/15/08 (a)(c)                                                                      -               -
NCNB Corp., 10.20%, 7/15/15                                                                 -               -
Nextel Communications, 7.38%, 8/1/15                                                        -               -
Nomura Asset Acceptance Corp.,
 Series 2004-AR4, Class 1A2, 4.93%, 12/25/34                                                -               -
 Series 2005-AR1, Class 1A2, 5.35%, 2/25/35                                                 -               -
 Series 2005-AR2, Class 2A2, 5.56%, 5/25/35 (a)                                             -               -
 Series 2005-AR3, 5.65%, 7/25/35                                                            -               -
 Series 2005-AR5, Class 2A2, 5.64%, 10/25/35 (a)                                            -               -
 Series 2006-AF1, Class 3A2, 6.64%, 6/25/36 (a)                                             -               -
 Series 1998-D6, Class A2, 7.01%, 3/15/30 (a)                                               -               -
 Series 1998-D6, Class A4, 7.59%, 3/15/30 (a)                                               -               -
Norfolk Southern Corp., 5.59%, 5/17/25                                                      -               -
Oncor Electric Delivery, 7.00%, 5/1/32                                                      -               -
Onyx Acceptance Owner Trust,
 Series 2003-D, Class A4, 3.20%, 3/15/10 (c)                                                -               -
Pemex Master Trust, 6.13%, 8/15/08                                                          -               -
Pemex Project Funding Master Trust, 7.38%, 12/15/14                                         -               -
Popular ABS Mortgage Pass-Through Trust,
 4.98%, 9/15/35                                                                             -               -
PPG Industries, Inc., 6.50%, 11/1/07                                                        -               -
Preferred Term Securities II, 9.55%, 3/1/31 (b)                                             -               -
Preferred Term Securities X, 4.15%, 7/3/33 (b)                                              -               -
Premcor Refining Group, 9.25%, 2/1/10                                                       -               -
Prestige Auto Receivables Trust,
 Series 2006-1A, Class A2, 5.25%, 6/17/13 (a)(b)                                            -               -
Principal Life Global, 5.13%,10/15/13 (b)                                                   -               -
Ras Laffan Liquid & Natural Gas, 5.30%, 9/30/20 (b)                                         -               -
Regions Financial Corp., 7.00%, 3/1/11                                                      -               -
Renaissance Home Equity Loan Trust,
 Series 2005-2, 4.93%, 8/25/35 (a)                                                          -               -
Renaissance Home Equity Loan Trust,
 Series 2006-1, Class AF4, 6.01%, 5/25/36                                                   -               -
Republic New York Corp., 7.00%, 3/22/11                                                     -               -
Residential Accredit Loans, Inc.,
 5.59%, 3/25/34 (a)(c)                                                                      -               -
 Series 2005-QA12, Class CB1, 5.74%, 12/25/35 (a)                                           -               -
 Series 2006-QA8, Class A3, 5.56%, 9/25/36 (a)(c)                                           -               -
Residential Asset Mortgage Products, Inc.,
 Series 2002-RZ3, Class M1, 5.28%, 8/25/32 (a)                                              -               -
 Series 2003-RZ5, Class A7, 4.97%, 9/25/33 (a)                                              -               -
 Series 2005-AHL1, Class A2, 5.59%, 7/25/35 (a)(c)                                          -               -
Residential Funding Mortgage Securities,
 Series 2006-HI3, Class A4, 6.31%, 5/25/36 (a)                                              -               -
 Series 2006-HSA1, Class A4, 5.49%, 2/25/36                                                 -               -
Restructured Asset Certificate,
 6.00%, 3/23/27 (b)                                                                         -               -
 6.00%, 3/23/27 (b)(f)                                                                      -               -
SACO I Trust,
 5.72%, 7/25/35 (a)                                                                         -               -
 Series 2006-1, Class A, 5.49%, 9/25/35 (a)(c)                                              -               -
 Series 2006-12, Class 1M1, 5.63%, 11/25/36 (a)(c)                                          -               -
 Series 2006-12, Class 1M1, 5.63%, 11/25/36 (a)                                             -               -
Salomon Brothers Mortgage Securities,
 Series 2002-KEY2, Class C, 5.05%, 3/18/36                                                  -               -
Salomon Brothers Mortgage Securities VII,
 Series 2002-KEY2, Class A3, 4.87%, 3/18/36                                                 -               -
SBA CMBS Trust, Series 2006-1A,
 Class D, 5.85%, 11/15/36 (b)                                                               -               -
 Class E, 6.17%, 11/15/36 (b)                                                               -               -
Science Applications International Co.,
 5.50%, 7/1/33                                                                              -               -
SLM Corp., 2.46%, 10/8/08 (a)                                                               -               -
SLM Corp., 2.43%, 4/1/09 (a)                                                                -               -
SLM Corp., 2.56%, 12/15/14 (a)                                                              -               -
SLM Corp., 5.00%, 4/15/15                                                                   -               -
Sovrisc BV, 5.25%, 4/30/11                                                                  -               -
Sprint Capital Corp., 8.75%, 3/15/32                                                        -               -
Structured Asset Securities Corp.,
 5.15%, 12/25/34 (a)                                                                        -               -
Suntrust Alternative Loan Trust,
 Series 2005-1F, Class B3, 6.07%, 12/25/35  (a)                                             -               -
TAQA ABU DHABI National, 5.88%, 10/27/16 (b)                                                -               -
Tennessee Valley Authority, 6.39%, 12/15/17 **                                              -               -
Thornburg Mortgage Securities Trust,
 Series 2004-2, Class A3, 5.63%, 6/25/44 (a)(c)                                             -               -
Trans-Canada Pipeline, 5.60%, 3/31/34                                                       -               -
Trapeza CDO LLC, Series 2007-12A,
 Class C1, 6.51%, 4/6/42 (a)(b)(c)                                                          -               -
 Class C1, 6.51%, 4/6/42 (a)(b)                                                             -               -
Travelers Property Casualty Corp., 7.75%, 4/15/26                                           -               -
Truck Retail Installment Paper Corp.,
 5.59%, 12/15/16 (a)(b)(c)                                                                  -               -
U.S. Bank, N.A., 3.75%, 2/6/09                                                              -               -
UBS Preferred Funding Trust I, 8.62%, 10/29/49 (a)                                          -               -
UPFC Auto Receivables Trust,
 Series 2004-A, Class A3, 3.27%, 9/15/10                                                    -               -
Vale Overseas, Ltd., 6.25%, 1/23/17                                                         -               -
Vanderbilt Acquisition Loan Trust,
 Series 2002-1, Class A4, 6.57%, 5/7/27                                                     -               -
Vectren Utility Holdings, 5.45%, 12/1/2015                                                  -               -
Washington Mutual,
 Series 2003-AR9, Class 1A6, 4.05%, 9/25/33 (a)                                             -               -
 Series 2004-AR3, Class A-2, 4.24%, 6/25/34                                                 -               -
Wells Fargo Mortgage Backed Securities Trust,
 5.14%, 5/25/35 (a)                                                                         -               -
 Series 2003-N, 4.75%, 12/25/33 (a)                                                         -               -
WMALT Mortgage Pass-through Certificates,
 Series 2005-1, Class 1A2, 5.50%, 3/25/35 (a)                                               -               -
YUM! Brands Inc., 7.70%, 7/1/12 (c)                                                         -               -
                                                                                                     --------        ------
Total Corporate Bonds                                                                       -               -          0.0%
                                                                                                     --------        ------

FOREIGN BONDS

France Telecom, 8.75%, 3/1/31                                                               -               -
Korea Electric Power, 4.25%, 9/12/07 (b)                                                    -               -
                                                                                                                   --------
Total Foreign Bonds                                                                                         -          0.0%
                                                                                                     --------        ------
U.S. GOVERNMENT AGENCIES
FANNIE MAE
 6.25%, 1/25/08                                                                           541             542
 5.30%, 5/8/08                                                                              -               -
 4.00%, 9/2/08                                                                          1,000             981
 6.05%, 12/1/08                                                                             -               -
 6.38%, 6/15/09                                                                             1           1,131
 6.63%, 9/15/09                                                                         1,000           1,037
 4.62%, 4/25/10                                                                           683             672
 4.40%, 12/25/12                                                                          638             615
 5.65%, 4/10/13 (d)                                                                         -               -
 6.00%, 5/1/17                                                                              -               -
 6.50%, 6/1/17                                                                              -               -
 6.50%, 8/1/17                                                                              -               -
 5.50%, 1/1/18                                                                              -               -
 5.50%, 2/1/18                                                                              -               -
 4.50%, 5/1/18 TBA                                                                          -               -
 6.00%, 5/1/18                                                                              -               -
 5.50%, 2/1/25                                                                              -               -
 5.00%, 5/1/25                                                                              -               -
 7.50%, 6/1/28                                                                              -               -
 6.50%, 8/1/28                                                                              -               -
 6.50%, 6/1/29                                                                              -               -
 6.50%, 4/1/32                                                                              -               -
 6.50%, 6/1/32                                                                              -               -
 7.00%, 6/1/32                                                                              -               -
 6.50%, 7/1/32                                                                              -               -
 7.50%, 12/1/32                                                                             -               -
 6.00%, 1/1/33                                                                              -               -
 6.00%, 1/1/33 TBA                                                                          -               -
 6.50%, 3/1/33                                                                              -               -
 5.00%, 5/1/33 TBA                                                                          -               -
 5.50%, 5/1/33 TBA                                                                          -               -
 6.00%, 8/25/33 (a)                                                                         -               -
 5.50%, 12/25/33                                                                            -               -
 5.50%, 5/25/34                                                                             -               -
 5.22%, 8/1/34                                                                              -               -
 7.00%, 9/1/34                                                                              -               -
 4.31%, 1/1/35                                                                          2,111           2,071
 5.50%, 6/1/35                                                                              -               -
 6.00%, 7/1/35                                                                              -               -
 6.00%, 9/1/35                                                                              -               -
 5.00%, 11/1/35                                                                             -               -
 6.00%, 1/1/36                                                                              -               -
 5.62%, 4/25/36 (a)(c)                                                                      -               -
 6.50%, 8/1/36                                                                              -               -
 7.00%, 9/1/36                                                                              -               -
 3.99%, 3/25/40 (a)                                                                        54              54
 5.57%, 8/25/44 (a)                                                                     1,128           1,130
                                                                                                                   --------
                                                                                                        8,233         16.4%
                                                                                                     --------        ------

FEDERAL HOME LOAN BANK

 4.50%, 8/8/08 (d)                                                                          -               -
 4.06%, 8/25/09                                                                         1,223           1,195
 4.00%, 2/25/10                                                                             -               -
 4.75%, 10/25/10 (a)                                                                      859             850
 5.13%, 11/15/10                                                                            -               -
 5.15%, 12/20/11                                                                            -               -
 4.84%, 1/25/12                                                                           778             786
 5.87%, 9/15/36 (a)(c)                                                                  2,482           2,489
                                                                                                                   --------
                                                                                                        5,320         10.6%
                                                                                                     --------        ------
FINANCING CORPORATION

 3.59%, 4/5/09 **                                                                       2,000           1,790
 4.21%, 12/6/11 **                                                                      2,000           1,570
 4.81%, 6/6/15 **                                                                       2,000           1,308
 6.46%, 11/11/17 **                                                                     1,000             572
                                                                                                                   --------
                                                                                                        5,240         10.4%
                                                                                                     --------        ------

FREDDIE MAC

 5.00%, 1/30/09                                                                             -               -
 5.73%, 12/28/09                                                                            -               -
 5.50%, 7/15/10                                                                         1,000           1,000
 6.88%, 9/15/10                                                                         2,000           2,117
 5.88%, 3/21/11                                                                         1,000           1,022
 5.00%, 8/15/12                                                                             -               -
 4.50%, 11/15/12                                                                        1,000             971
 4.65%, 10/10/13                                                                            -               -
 5.25%, 4/18/16                                                                         2,000           2,015
 4.00%, 1/15/17                                                                             -               -
 4.00%, 12/15/21                                                                          336             333
 5.00%, 2/15/25                                                                             -               -
 7.00%, 6/1/26                                                                              -               -
 6.50%, 1/1/29                                                                              -               -
 7.00%, 1/1/32                                                                              -               -
 6.50%, 7/1/32                                                                              -               -
 7.00%, 8/1/32                                                                              -               -
 6.50%, 9/1/32                                                                              -               -
 5.00%, 12/15/32                                                                        1,128           1,126
 5.50%, 2/1/33 TBA                                                                          -               -
 6.00%, 9/1/33                                                                              -               -
 5.00%, 1/15/34                                                                         1,000             936
 6.50%, 5/15/34 (a)                                                                     1,117           1,104
 4.50%, 6/1/34                                                                              -               -
 4.50%, 9/1/34                                                                              -               -
 5.50%, 7/15/35                                                                         1,977           1,859
 6.00%, 11/1/35 TBA                                                                     2,000           2,008
 5.97%, 6/1/36 (a)                                                                          -               -
 5.72%, 7/15/36 (a)(c)                                                                      -               -
 6.11%, 1/1/37 (a)                                                                          -               -
                                                                                                                   --------
                                                                                                       14,491         28.9%
                                                                                                     --------        ------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

 9.50%, 12/15/09                                                                            -               -
 3.59%, 11/16/17                                                                          420             408
 3.96%, 9/16/21                                                                           670             655
 3.27%, 1/16/23                                                                           819             787
 4.39%, 5/16/23                                                                           804             788
 5.50%, 2/20/31                                                                         2,000           1,993
 5.50%, 12/20/32                                                                        1,000             976
 5.00%, 7/1/33 TBA                                                                          -               -
 5.50%, 10/1/33 TBA                                                                         -               -
 5.03%, 11/16/33                                                                            -               -
 5.50%, 11/20/33                                                                        1,000             960
 0.97%, 6/17/45                                                                         2,866             155
 0.52%, 3/16/46                                                                             -               -
 0.57%, 4/16/46                                                                             -               -
 0.80%, 5/16/46                                                                             -               -
 3.40%, 5/16/46 (a)                                                                         -               -
 0.91%, 8/16/46                                                                             -               -
 1.06%, 12/16/47                                                                        3,322             194
 1.00%, 2/16/48                                                                             -               -
 1.065%, 2/16/48                                                                            -               -
                                                                                                                   --------
                                                                                                        6,916         13.8%
                                                                                                     --------        ------
SMALL BUSINESS ADMINISTRATION,
 4.94%, 8/10/15 (c)                                                                     3,585           3,515          7.0%
TENNESSEE VALLEY AUTHORITY, 6.79%, 5/23/12                                              1,000           1,078          2.1%
                                                                                                     --------        ------
Total U.S. Government Agencies                                                                         44,793         89.2%
                                                                                                     --------        ------
U.S. TREASURY OBLIGATIONS
U.S. TREASURY BILL 6.58%, 6/6/18 **                                                     1,000             555
U.S. TREASURY BONDS 4.50%, 2/15/36 (d)                                                      -               -
U.S. TREASURY NOTES 2.38%, 4/15/11                                                        500             506
U.S. TREASURY NOTES 4.63%, 11/15/16 (d)                                                     -               -
U.S. TREASURY STRIPS 5.45%, 5/15/17 **(d)                                                   -               -
U.S. TREASURY STRIPS 5.00%, 11/15/27 **                                                     -               -
                                                                                                                   --------
Total U.S. Treasury Obligations                                                                         1,061          2.1%
                                                                                                     --------        ------
                                                                                  SHARES                                           S
                                                                                ----------
INVESTMENTS IN AFFILIATES (e)
Fifth Third Institutional

 Government Money Market Fund                                                       8,586,054           8,586
Fifth Third Institutional
 Money Market Fund                                                                          -               -
                                                                                                                   --------
Total Investments in Affiliates                                                                         8,586         17.1%
                                                                                                     --------        ------



SHORT-TERM SECURITIES HELD AS
   COLLATERAL FOR SECURITIES LENDING

Pool of various securities for Fifth Third Funds                                            -               -
                                                                                                     --------
Total Short-Term Securities held as

   Collateral for Securities Lending                                                                        -          0.0%
                                                                                                     --------        ------
TOTAL INVESTMENTS                                                                                      54,440        108.4%

LIABILITIES IN EXCESS OF OTHER ASSETS                                                                  (4,237)        -8.4%
                                                                                                     --------        ------
NET ASSETS - 100.0%                                                                                   $50,203        100.0%
                                                                                                    =========        ======
Total Investments Cost +                                                                              $55,365
                                                                                                    =========
-------------------------------------------
For federal income tax purposes:

Total investments cost                                                                                $54,949
                                                                                                    =========

Gross unrealized appreciation                                                                           $ 551
Gross unrealized depreciation                                                                          (1,060)
                                                                                                     --------
Net unrealized depreciation                                                                             $(509)
                                                                                                     =========


copy entire, 3

PRO FORMA COMBINED
SCHEDULES OF PORTFOLIO INVESTMENTS

JANUARY 31, 2007 (UNAUDITED)                                                                      MERGER SCENARIO 1
(DOLLAR AMOUNTS IN THOUSANDS, EXCEPT SHARES)                                      ----------        ----------       ------
                                                                                                    PRO FORMA FUND
                                                                                  ----------         --------        ------
                                                                                  PRINCIPAL            VALUE           %
                                                                                  ----------         --------        ------
COMMERCIAL PAPER
Cargill Global Funding, Inc.,
 5.34%, 2/12/07 ** (c)                                                               $ 1,270           $1,268
 5.33%, 2/20/07 ** (c)                                                                 2,435            2,428
Prudential Funding, 5.31%, 2/15/07 **                                                  2,150            2,146
UBS Finance, 5.35%, 2/12/07 **(c)                                                     13,180           13,159
                                                                                                     --------

Total Commercial Paper                                                                                 19,001        2.6%
                                                                                                     --------       ------

CORPORATE BONDS

Ace Securities Corp., 6.03%, 9/25/35 (a)                                               3,000            3,023
Alabama Power Cap, 5.50%,10/1/42 (a)                                                     874              871
American Express Travel, 5.25%, 11/21/11 (b)                                           1,000              996
Ameriprise Financial, Inc., 5.65%, 11/15/15                                            1,480            1,481
AOL Time Warner, Inc., 7.70%, 5/1/32                                                     492              556
Associated Bank, NA, 5.49%, 6/2/08 (a)                                                 5,000            5,010
Attentus CDO, Ltd.,
 Series 2006-2A, Class A3B, 5.80%, 10/9/41 (a)(b)                                      5,000            5,000
Banc of America Commercial Mortgage, Inc.,
 Series 2005-6, Class AJ, 5.18%, 9/10/47                                               2,850            2,780
Banc of America Funding Corp.,
 Series 2006-G, Class 3A2, 5.75%, 7/20/36 (a)                                          9,895            9,830
Bank of America Corp., 9.38%, 9/15/09                                                  5,000            5,482
BankAmerica Capital, 8.00%, 12/15/26                                                   2,000            2,080
Bayview Financial Acquisition Trust,
 Series 2006-D, Class 1A2, 5.66%, 12/28/36 (a)                                         4,925            4,879
Bear Stearns Adjustable Rate Mortgage Trust,
 Series 2004-10, Class 12A3, 4.65%, 1/25/35 (a)                                        1,228            1,213
 Series 2005-12, Class 11A2, 5.41%, 2/25/36 (a)                                        3,456            3,452
 Series 2005-12, Class 13A1, 5.47%, 2/25/36 (a)                                        3,758            3,708
Bear Stearns Alternative-A Trust,
 Series 2005-9, 5.85%, 11/25/35                                                        1,700            1,716
Bear Stearns Commercial Mortgage Securities, Inc.,
 Series 2000-WF2, Class A1, 7.11%, 10/15/32                                            2,373            2,397
 Series 2004-T14, Class A4, 5.20%, 1/12/41                                             2,000            1,966
 Series 2004-T16, Class A6, 4.75%, 2/13/46 (a)                                         7,500            7,158
Chase Commercial Mortgage Securities Corp.,
 Series 1998-1, Class A2, 6.56%, 5/18/30                                               3,404            3,427
Chase Mortgage Finance Corp.,
 Series 2006-A1, Class 2A3, 6.00%, 9/25/36                                             2,000            2,017
 Series 2006-S2, Class 2A5, 6.00%, 10/25/36 (a)                                        7,630            7,637
 Series 2006-S2, Class 2A6, 6.00%, 10/25/36                                            5,105            5,072
 Series 2006-A1, Class 2AX, 0.01%, 9/25/36                                            57,438              285
 Series 2006-A1, Class 4A1, 6.07%, 9/25/36 (a)                                         9,931            9,908
Chaseflex Trust,
 Series 2006-1, Class A2A, 5.94%, 6/25/36 (a)                                          1,600            1,603
 Series 2006-1, Class A4, 6.30%, 6/25/36 (a)                                           7,344            7,390
 Series 2006-1, Class A6, 6.29%, 6/25/36 (a)                                           5,265            5,348
 Series 2006-2, Class A4, 6.34%, 9/25/36 (a)                                           5,100            5,145
Cigna CDO Ltd.,
 Series 2000-1X, Class A, 5.79%, 8/28/12 (a)(b)(c)                                     3,069            3,072
Citigroup Commercial Mortgage Trust,
 Series 2005-EMG, 4.38%, 9/20/51 (b)                                                   5,000            4,832
Citigroup Deutsche Bank Commercial Mortgage,
 Series 2006-CD3, Class AJ, 5.69%, 10/15/48                                            2,545            2,558
Comcast Cable, 7.13%, 6/15/13                                                          1,750            1,888
Commerce Group, Inc., 5.95%, 12/9/13                                                   1,000              997
Commercial Mortgage Asset Trust,
 Series 1999-C1, Class B, 7.23%, 1/17/32 (a)                                           1,500            1,641
Conocophillips Canada, 5.63%, 10/15/16 (d)                                             1,475            1,476
Costco Wholesale Corp., 5.50%, 3/15/07                                                 2,015            2,014
Countrywide Alternative Loan Trust,
 6.50%, 9/25/34 (a)                                                                      582              591
 Series 2004-2CB, Class 1A1, 4.25%, 3/25/34                                            3,524            3,453
 Series 2005-7CB, Class M, 5.50%, 4/25/35                                              2,456            2,361
Countrywide Asset-Backed Certificates,
 Series 2002-BC1, Class M1, 6.75%, 4/25/32 (a)                                         1,240            1,241
Cox Communications, Inc., 5.50%, 10/1/15                                                 800              781
Credit Suisse First Boston Mortgage Sec. Corp.,
 Series 2002-CKN2, 6.38%, 4/15/37                                                      1,000            1,037
Credit-Based Asset Servicing and Securitization,
 Series 2004-CB8, Class AF3, 5.09%, 12/25/35                                           5,145            5,028
 Series 2006-CB1, Class AF4, 5.44%, 1/25/36                                            6,375            6,295
 Series 2006-CB2, Class AF2, 5.50%, 12/25/36 (a)                                       2,400            2,390
Credit-Based Asset Servicing and Securitizing,
 5.43%, 11/25/36 (a)                                                                   2,475            2,443
Crown Castle Towers LLC,
 Series 2006-1A, Class E, 6.065%, 11/15/36 (b)                                         6,100            6,056
 Series 2005-1A, 4.64%, 6/15/35 (b)                                                    4,000            3,900
CS First Boston Mortgage Securities Corp.,
 Series 2003-CK2, Class A4, 4.80%, 3/15/36                                             4,750            4,597
Delta Airlines, 6.72%, 1/2/23 (d)                                                      3,729            3,776
Deutsche Alternative-A Securities, Inc.,
 Mortgage Loan Trust,
  Series 2006-AB3, Class A3, 6.51%, 7/25/36                                            2,445            2,458
  Series 2006-AB4, Class A3A1, 5.90%, 10/25/36                                         5,145            5,138
 5.05%, 9/25/35                                                                        1,540            1,525
Deutsche Mortgage Securities, Inc.,
 5.04%, 6/26/35 (a)                                                                    1,864            1,855
 Series 2005-1, 5.75%, 2/25/35                                                         4,843            4,775
Devon Energy Corp., 7.95%, 4/15/32                                                       700              844
Duke Capital LLC, 5.50%, 3/1/14                                                        1,825            1,767
Duke Energy Corp., 6.45%, 10/15/32                                                       850              897
First Franklin Mortgage Certificate,
 Series 2004-FF11, Class 1A2, 5.70%, 1/25/35 (a)                                         267              267
 Series 2005-FFA, Class M3, 5.52%, 3/25/25                                               600              595
First Horizon ABS Trust,
 Series 2006-HE1, Class A, 5.51%, 10/25/34 (a)                                         1,967            1,967
First Horizon Trust,
 Series 2006-HE2, Class A, 5.45%, 10/25/26 (a)                                         2,409            2,409
First Tennessee Bank, Series BKNT, 5.65%, 4/1/16                                       2,000            1,981
Fleet Financial Group, 7.38%, 12/1/09                                                  5,000            5,252
Gazprom International, 7.20%, 2/1/20 (b)                                               3,015            3,154
General Motors Acceptance Corp.,
 Mortgage Corp. Loan Trust, 5.00%, 10/25/33                                            2,700            2,629
 Mortgage Corp. Loan Trust, 4.34%, 11/1/34 (a)                                         1,750            1,722
Global Signal Trust,
 Series 2006-1, Class C, 5.71%, 2/15/36 (a)(b)                                         2,550            2,550
 Series 2006-1, Class D, 6.05%, 2/15/36 (b)                                            3,000            2,978
GMAC Commerical Mortgage Securities, Inc.,
 Series 1997-C2, Class B, 6.70%, 4/15/29                                                 395              396
Goldman Sachs Group, Inc., 5.00%, 10/1/14                                              2,500            2,411
Goldman Sachs Group, Inc., 6.13%, 2/15/33                                              1,100            1,109
Greenwich Capital Commercial Funding Corp.,
 Series 2002-C1, Class A4, 4.95%, 1/11/35                                              1,000              978
 Series 2004-GG1, Class A5, 4.88%, 6/10/36                                             2,000            1,962
GS Mortgage Securities Corp. II,
 Series 2004-C1, Class B, 4.46%, 10/10/28 (a)                                          2,600            2,507
 Series 2004-C1, Class C, 4.52%, 10/10/28 (a)                                          3,888            3,752
 Series 2004-GG2, Class A3, 4.60%, 8/10/38                                             4,900            4,807
GSR Mortgage Loan Trust,
 Series 2005-AR6, Class 3A1, 4.56%, 9/25/35 (a)                                        2,149            2,096
Harley-Davidson Motorcycle Trust,
 Series 2004-2, Class B, 2.96%, 2/15/12                                                  166              160
Hertz Vehicle Financing LLC,
 Series 2005-2A, Class A6, 5.08%, 11/25/11 (b)(c)                                      3,000            2,987
Hibernia Corp., 5.35%, 5/1/14                                                          2,845            2,775
Home Depot, Inc., 5.40%, 3/1/16                                                          800              773
Homebanc Mortgage Trust,
 Series 2004-1, Class 2M2, 6.47%, 8/25/29 (a)                                            611              611
 Series 2004-2, 5.77%, 12/25/34 (a)(c)                                                 2,350            2,358
 Series 2006-1, Class 1A1, 6.15%, 4/25/37 (a)                                            830              834
 Series 2006-1, Class 2A1, 6.05%, 4/25/37 (a)                                          4,135            4,165
HSBC Finance Corp., 6.38%, 10/15/11                                                    2,000            2,081
Hyundai Auto Receivables Trust,
 Series 2006-B, Class C, 5.25%, 5/15/13                                                2,665            2,654
Indiana Michigan Power, 5.05%, 11/15/14                                                2,035            1,949
IndyMac Index Mortgage Loan Trust,
 Series 2005-AR9, 5.45%, 7/25/35 (a)                                                   3,539            3,586
International Lease Finance Corp., 5.88%, 5/1/13                                       2,500            2,540
I-Preferred Term Secs, 7.47%, 12/11/32 (a)(b)                                          1,000            1,006
I-Preferred Term Secs II, 7.37%, 5/22/33 (a)(b)                                        1,000            1,010
Irwin Home Equity,
 Series 2006-3, Class 2A2, 5.83%, 9/25/37 (b)                                          1,225            1,228
Jefferies Group, Inc., 5.50%, 3/15/16                                                  2,000            1,933
JP Morgan Alternative Loan Trust,
 Series 2005-S1, Class 1A2, 5.50%, 12/25/35                                            2,237            2,217
 Series 2006-A4, Class A7, 6.30%, 9/25/36 (a)                                          5,000            5,069
 Series 2006-A4, Class A9, 6.30%, 9/25/36                                              4,583            4,597
 Series 2006-A5, Class 2A6, 5.80%, 10/25/36 (a)                                        5,640            5,619
 Series 2006-S1, Class 1A18, 6.00%, 3/25/36 (a)                                        4,292            4,294
 Series 2006-S2, Class A3, 5.92%, 5/25/36 (a)                                          4,730            4,696
 Series 2006-S2, Class A6, 6.05%, 5/25/36 (a)                                          4,975            4,967
 Series 2006-S3, Class A3A, 6.00%, 8/25/36                                             4,529            4,510
 Series 2006-S3, Class A7, 6.24%, 8/25/36                                              5,245            5,310
JP Morgan Chase Commercial Mortgage Sec. Corp.,
 Series 2003-CB6, Class A2, 5.26%, 7/12/37                                             5,325            5,271
 Series 2003-LN1, Class A2, 4.92%, 10/15/37                                            6,680            6,473
JP Morgan Chase Commercial Mortgage,
 Series 2001-C1, Class A3, 5.86%, 10/12/35 (a)                                         6,465            6,570
JP Morgan Mortgage Acquisition Corp.,
 Series 2006-WF1, Class A4, 6.13%, 7/25/36                                             3,191            3,218
 Series 2006-WF1, Class A5, 6.41%, 7/25/36                                             4,286            4,345
JP Morgan Mortgage Trust,
 Series 2005-A1, Class 2A1, 4.84%, 2/25/35 (a)                                         1,022            1,001
 Series 2005-A1, Class 3A4, 5.05%, 2/25/35                                             6,218            6,140
 Series 2005-A2, Class 3A2, 4.93%, 4/25/35                                             3,000            2,924
 Series 2005-A2, Class 5A1, 4.35%, 4/25/35 (a)                                         3,900            3,741
 Series 2005-A2, Class 7CB1, 4.89%, 4/25/35 (a)                                        3,619            3,546
 Series 2005-A3, 4.50%, 6/25/35                                                        4,286            4,151
 Series 2005-A3, Class 7CA1, 5.17%, 6/25/35                                            2,667            2,653
 Series 2005-ALT1, Class 4A1, 5.65%, 10/25/35 (a)                                      3,569            3,523
 Series 2006-A2, Class 3A2, 5.68%, 4/25/36 (a)(c)                                      8,522            8,453
 Series 2006-A2, Class 3A2, 5.68%, 4/25/36 (a)                                             -                -
 Series 2006-A4, Class 2A2, 5.83%, 6/25/36 (a)                                           926              923
 Series 2006-A7, Class 2A2, 5.87%, 1/25/37 (a)                                         4,775            4,765
JPM Chase Capital XXI, 6.25%, 2/2/37 (a)                                               1,000              992
Key Bank NA, 4.95%, 9/15/15                                                            2,365            2,254
Kroger Co., 6.20%, 6/15/12                                                               500              509
LB-UBS Commercial Mortgage Trust,
 Series 2003-C8, Class A4, 5.12%, 11/15/32                                             2,924            2,873
 Series 2005-C3, 4.55%, 7/15/30                                                          330              321
Long Beach Auto Receivable Trust,
 Series 2003-B, Class A4, 2.18%, 2/15/10 (c)                                           1,656            1,643
Manufacturers & Traders Trust Co.,
 3.85%, 4/1/13 (a)                                                                     1,075            1,056
Marlin Leasing Receivables LLC, 4.75%, 8/15/12 (b)                                     3,000            2,960
MassMutual Global Funding II, 3.80%, 4/15/09 (b)                                       1,390            1,345
Merrill Lynch & Co., 6.05%, 5/16/16                                                    2,050            2,105
Morgan Stanley Capital I,
 5.11%, 6/15/40                                                                        3,200            3,117
 Series 2006-HQ9, Class AJ, 5.79%, 7/20/44                                             5,235            5,314
 Series 2006-IQ12, Class AJ, 5.40%, 12/15/43                                           5,000            4,921
Morgan Stanley Dean Witter Capital I,
 4.74%, 11/13/36                                                                       2,590            2,504
Morgan Stanley Mortgage Loan Trust, 5.00%, 8/25/19                                     2,083            2,028
Morgan Stanley, 4.75%, 4/1/14                                                          1,000              948
Motorola, Inc., 6.50%, 11/15/28 (d)                                                      805              808
Navistar Financial Corp. Owner Trust,
 5.52%, 4/15/08 (a)(c)                                                                   599              599
NCNB Corp., 10.20%, 7/15/15                                                            2,500            3,231
Nextel Communications, 7.38%, 8/1/15                                                   1,285            1,317
Nomura Asset Acceptance Corp.,
 Series 2004-AR4, Class 1A2, 4.93%, 12/25/34                                           1,310            1,303
 Series 2005-AR1, Class 1A2, 5.35%, 2/25/35                                            2,253            2,231
 Series 2005-AR2, Class 2A2, 5.56%, 5/25/35 (a)                                        1,705            1,728
 Series 2005-AR3, 5.65%, 7/25/35                                                       2,382            2,329
 Series 2005-AR5, Class 2A2, 5.64%, 10/25/35 (a)                                       1,632            1,626
 Series 2006-AF1, Class 3A2, 6.64%, 6/25/36 (a)                                        2,968            3,029
 Series 1998-D6, Class A2, 7.01%, 3/15/30 (a)                                          1,000            1,086
 Series 1998-D6, Class A4, 7.59%, 3/15/30 (a)                                          1,600            1,783
Norfolk Southern Corp., 5.59%, 5/17/25                                                   130              123
Oncor Electric Delivery, 7.00%, 5/1/32                                                   480              519
Onyx Acceptance Owner Trust,
 Series 2003-D, Class A4, 3.20%, 3/15/10 (c)                                           1,579            1,560
Pemex Master Trust, 6.13%, 8/15/08                                                       825              828
Pemex Project Funding Master Trust, 7.38%, 12/15/14                                    2,000            2,165
Popular ABS Mortgage Pass-Through Trust,
 4.98%, 9/15/35                                                                        1,510            1,491
PPG Industries, Inc., 6.50%, 11/1/07                                                      30               30
Preferred Term Securities II, 9.55%, 3/1/31 (b)                                          817              915
Preferred Term Securities X, 4.15%, 7/3/33 (b)                                         2,425            2,367
Premcor Refining Group, 9.25%, 2/1/10                                                  2,000            2,099
Prestige Auto Receivables Trust,
 Series 2006-1A, Class A2, 5.25%, 6/17/13 (a)(b)                                       2,000            2,000
Principal Life Global, 5.13%,10/15/13 (b)                                              1,090            1,072
Ras Laffan Liquid & Natural Gas, 5.30%, 9/30/20 (b)                                    2,700            2,556
Regions Financial Corp., 7.00%, 3/1/11                                                 1,275            1,349
Renaissance Home Equity Loan Trust,
 Series 2005-2, 4.93%, 8/25/35 (a)                                                     2,500            2,475
Renaissance Home Equity Loan Trust,
 Series 2006-1, Class AF4, 6.01%, 5/25/36                                              1,575            1,574
Republic New York Corp., 7.00%, 3/22/11                                                1,000            1,055
Residential Accredit Loans, Inc.,
 5.59%, 3/25/34 (a)(c)                                                                 1,832            1,833
 Series 2005-QA12, Class CB1, 5.74%, 12/25/35 (a)                                      3,342            3,332
 Series 2006-QA8, Class A3, 5.56%, 9/25/36 (a)(c)                                      5,020            5,025
Residential Asset Mortgage Products, Inc.,
 Series 2002-RZ3, Class M1, 5.28%, 8/25/32 (a)                                           725              722
 Series 2003-RZ5, Class A7, 4.97%, 9/25/33 (a)                                         3,305            3,240
 Series 2005-AHL1, Class A2, 5.59%, 7/25/35 (a)(c)                                     2,700            2,702
Residential Funding Mortgage Securities,
 Series 2006-HI3, Class A4, 6.31%, 5/25/36 (a)                                         1,500            1,522
 Series 2006-HSA1, Class A4, 5.49%, 2/25/36                                            1,500            1,478
Restructured Asset Certificate,
 6.00%, 3/23/27 (b)                                                                    2,000            2,000
 6.00%, 3/23/27 (b)(f)                                                                 3,250            3,250
SACO I Trust,
 5.72%, 7/25/35 (a)                                                                    1,694            1,694
 Series 2006-1, Class A, 5.49%, 9/25/35 (a)(c)                                         5,046            5,048
 Series 2006-12, Class 1M1, 5.63%, 11/25/36 (a)(c)                                     4,000            4,000
 Series 2006-12, Class 1M1, 5.63%, 11/25/36 (a)                                        2,500            2,500
Salomon Brothers Mortgage Securities,
 Series 2002-KEY2, Class C, 5.05%, 3/18/36                                             1,417            1,390
Salomon Brothers Mortgage Securities VII,
 Series 2002-KEY2, Class A3, 4.87%, 3/18/36                                            2,270            2,215
SBA CMBS Trust, Series 2006-1A,
 Class D, 5.85%, 11/15/36 (b)                                                          3,100            3,085
 Class E, 6.17%, 11/15/36 (b)                                                          1,350            1,346
Science Applications International Co.,
 5.50%, 7/1/33                                                                         2,105            1,834
SLM Corp., 2.46%, 10/8/08 (a)                                                          1,500            1,459
SLM Corp., 2.43%, 4/1/09 (a)                                                           1,260            1,226
SLM Corp., 2.56%, 12/15/14 (a)                                                         1,000              945
SLM Corp., 5.00%, 4/15/15                                                                175              167
Sovrisc BV, 5.25%, 4/30/11                                                             2,000            2,006
Sprint Capital Corp., 8.75%, 3/15/32                                                     600              712
Structured Asset Securities Corp.,
 5.15%, 12/25/34 (a)                                                                   1,245            1,199
Suntrust Alternative Loan Trust,
 Series 2005-1F, Class B3, 6.07%, 12/25/35  (a)                                        3,191            2,855
TAQA ABU DHABI National, 5.88%, 10/27/16 (b)                                           1,100            1,098
Tennessee Valley Authority, 6.39%, 12/15/17 **                                         5,000            2,849
Thornburg Mortgage Securities Trust,
 Series 2004-2, Class A3, 5.63%, 6/25/44 (a)(c)                                        2,530            2,528
Trans-Canada Pipeline, 5.60%, 3/31/34                                                    750              703
Trapeza CDO LLC, Series 2007-12A,
 Class C1, 6.51%, 4/6/42 (a)(b)(c)                                                     1,000            1,000
 Class C1, 6.51%, 4/6/42 (a)(b)                                                        3,000            3,000
Travelers Property Casualty Corp., 7.75%, 4/15/26                                         85              101
Truck Retail Installment Paper Corp.,
 5.59%, 12/15/16 (a)(b)(c)                                                             6,950            6,969
U.S. Bank, N.A., 3.75%, 2/6/09                                                         2,500            2,428
UBS Preferred Funding Trust I, 8.62%, 10/29/49 (a)                                       925            1,020
UPFC Auto Receivables Trust,
 Series 2004-A, Class A3, 3.27%, 9/15/10                                               1,028            1,018
Vale Overseas, Ltd., 6.25%, 1/23/17                                                    1,975            1,979
Vanderbilt Acquisition Loan Trust,
 Series 2002-1, Class A4, 6.57%, 5/7/27                                                2,725            2,825
Vectren Utility Holdings, 5.45%, 12/1/2015                                             1,000              961
Washington Mutual,
 Series 2003-AR9, Class 1A6, 4.05%, 9/25/33 (a)                                        5,862            5,739
 Series 2004-AR3, Class A-2, 4.24%, 6/25/34                                            1,592            1,565
Wells Fargo Mortgage Backed Securities Trust,
 5.14%, 5/25/35 (a)                                                                    2,888            2,815
 Series 2003-N, 4.75%, 12/25/33 (a)                                                    4,095            3,928
WMALT Mortgage Pass-through Certificates,
 Series 2005-1, Class 1A2, 5.50%, 3/25/35 (a)                                          1,855            1,833
YUM! Brands Inc., 7.70%, 7/1/12 (c)                                                    1,250            1,354
                                                                                                     --------      -----
Total Corporate Bonds                                                                                 564,900       76.6%
                                                                                                     --------      -----

FOREIGN BONDS

France Telecom, 8.75%, 3/1/31                                                            650              850
Korea Electric Power, 4.25%, 9/12/07 (b)                                               1,000              992
                                                                                                     --------
Total Foreign Bonds                                                                                     1,842        0.2%
                                                                                                     --------      -----
U.S. GOVERNMENT AGENCIES
FANNIE MAE
 6.25%, 1/25/08                                                                          264              264
 5.30%, 5/8/08                                                                         2,445            2,443
 4.00%, 9/2/08                                                                             -                -
 6.05%, 12/1/08                                                                        2,810            2,827
 6.38%, 6/15/09                                                                            -                -
 6.63%, 9/15/09                                                                            -                -
 4.62%, 4/25/10                                                                            -                -
 4.40%, 12/25/12                                                                           -                -
 5.65%, 4/10/13 (d)                                                                    4,675            4,670
 6.00%, 5/1/17                                                                           198              201
 6.50%, 6/1/17                                                                           283              290
 6.50%, 8/1/17                                                                           209              214
 5.50%, 1/1/18                                                                            14               14
 5.50%, 2/1/18                                                                             8                8
 4.50%, 5/1/18 TBA                                                                     7,200            6,911
 6.00%, 5/1/18                                                                         1,007            1,020
 5.50%, 2/1/25                                                                         1,366            1,353
 5.00%, 5/1/25                                                                         2,233            2,162
 7.50%, 6/1/28                                                                           232              243
 6.50%, 8/1/28                                                                           207              212
 6.50%, 6/1/29                                                                           189              194
 6.50%, 4/1/32                                                                           422              432
 6.50%, 6/1/32                                                                           775              793
 7.00%, 6/1/32                                                                           220              228
 6.50%, 7/1/32                                                                         1,199            1,226
 7.50%, 12/1/32                                                                          170              177
 6.00%, 1/1/33                                                                           368              371
 6.00%, 1/1/33 TBA                                                                    14,000           14,049
 6.50%, 3/1/33                                                                           315              321
 5.00%, 5/1/33 TBA                                                                    14,000           13,431
 5.50%, 5/1/33 TBA                                                                     8,500            8,360
 6.00%, 8/25/33 (a)                                                                    2,474            2,458
 5.50%, 12/25/33                                                                         900              893
 5.50%, 5/25/34                                                                        3,150            3,037
 5.22%, 8/1/34                                                                           145              144
 7.00%, 9/1/34                                                                           139              143
 4.31%, 1/1/35                                                                             -                -
 5.50%, 6/1/35                                                                           827              813
 6.00%, 7/1/35                                                                         4,399            4,415
 6.00%, 9/1/35                                                                         2,393            2,402
 5.00%, 11/1/35                                                                        3,834            3,681
 6.00%, 1/1/36                                                                         4,229            4,245
 5.62%, 4/25/36 (a)(c)                                                                 5,889            5,893
 6.50%, 8/1/36                                                                         1,166            1,180
 7.00%, 9/1/36                                                                         1,624            1,664
 3.99%, 3/25/40 (a)                                                                        -                -
 5.57%, 8/25/44 (a)                                                                        -                -
                                                                                                     --------
                                                                                                       93,382       12.7%
                                                                                                     --------      ------

FEDERAL HOME LOAN BANK

 4.50%, 8/8/08 (d)                                                                     5,000            4,953
 4.06%, 8/25/09                                                                            -                -
 4.00%, 2/25/10                                                                          631              611
 4.75%, 10/25/10 (a)                                                                       -                -
 5.13%, 11/15/10                                                                         830              824
 5.15%, 12/20/11                                                                       2,425            2,402
 4.84%, 1/25/12                                                                            -                -
 5.87%, 9/15/36 (a)(c)                                                                     -                -
                                                                                                     --------
                                                                                                        8,790        1.2%
                                                                                                     --------      ------
FINANCING CORPORATION

 3.59%, 4/5/09 **                                                                          -                -
 4.21%, 12/6/11 **                                                                         -                -
 4.81%, 6/6/15 **                                                                          -                -
 6.46%, 11/11/17 **                                                                        -                -
                                                                                                     --------
                                                                                                            -        0.0%
                                                                                                     --------      ------

FREDDIE MAC

 5.00%, 1/30/09                                                                        1,900            1,895
 5.73%, 12/28/09                                                                       5,000            5,011
 5.50%, 7/15/10                                                                            -                -
 6.88%, 9/15/10                                                                            -                -
 5.88%, 3/21/11                                                                            -                -
 5.00%, 8/15/12                                                                        2,275            2,262
 4.50%, 11/15/12                                                                           -                -
 4.65%, 10/10/13                                                                       1,300            1,248
 5.25%, 4/18/16                                                                            -                -
 4.00%, 1/15/17                                                                        7,500            7,078
 4.00%, 12/15/21                                                                           -                -
 5.00%, 2/15/25                                                                        3,245            3,064
 7.00%, 6/1/26                                                                           724              745
 6.50%, 1/1/29                                                                         1,547            1,587
 7.00%, 1/1/32                                                                           131              136
 6.50%, 7/1/32                                                                           265              271
 7.00%, 8/1/32                                                                           576              593
 6.50%, 9/1/32                                                                           154              157
 5.00%, 12/15/32                                                                           -                -
 5.50%, 2/1/33 TBA                                                                    12,900           12,695
 6.00%, 9/1/33                                                                           622              625
 5.00%, 1/15/34                                                                            -                -
 6.50%, 5/15/34 (a)                                                                    2,289            2,263
 4.50%, 6/1/34                                                                           913              851
 4.50%, 9/1/34                                                                         1,170            1,091
 5.50%, 7/15/35                                                                            -                -
 6.00%, 11/1/35 TBA                                                                        -                -
 5.97%, 6/1/36 (a)                                                                       125              125
 5.72%, 7/15/36 (a)(c)                                                                 1,922            1,929
 6.11%, 1/1/37 (a)                                                                     5,951            5,984
                                                                                                     --------
                                                                                                       49,610        6.7%
                                                                                                     --------      ------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

 9.50%, 12/15/09                                                                         812              838
 3.59%, 11/16/17                                                                           -                -
 3.96%, 9/16/21                                                                            -                -
 3.27%, 1/16/23                                                                            -                -
 4.39%, 5/16/23                                                                            -                -
 5.50%, 2/20/31                                                                            -                -
 5.50%, 12/20/32                                                                           -                -
 5.00%, 7/1/33 TBA                                                                     4,000            3,862
 5.50%, 10/1/33 TBA                                                                    5,000            4,949
 5.03%, 11/16/33                                                                       5,640            5,435
 5.50%, 11/20/33                                                                           -                -
 0.97%, 6/17/45                                                                       10,510              568
 0.52%, 3/16/46                                                                       13,928              582
 0.57%, 4/16/46                                                                       62,740            2,409
 0.80%, 5/16/46                                                                       44,731            2,493
 3.40%, 5/16/46 (a)                                                                    2,543            1,613
 0.91%, 8/16/46                                                                       34,899            2,075
 1.06%, 12/16/47                                                                           -                -
 1.00%, 2/16/48                                                                       45,953            2,888
 1.065%, 2/16/48                                                                      79,721            4,644
                                                                                                     --------
                                                                                                       32,356        4.4%
                                                                                                     --------      ------
SMALL BUSINESS ADMINISTRATION,
 4.94%, 8/10/15 (c)                                                                        -                -        0.0%
TENNESSEE VALLEY AUTHORITY, 6.79%, 5/23/12                                                 -                -        0.0%
                                                                                                     --------      ------
Total U.S. Government Agencies                                                                        184,138       25.0%
                                                                                                     --------      ------
U.S. TREASURY OBLIGATIONS
U.S. TREASURY BILL 6.58%, 6/6/18 **                                                        -                -
U.S. TREASURY BONDS 4.50%, 2/15/36 (d)                                                 3,525            3,295
U.S. TREASURY NOTES 2.38%, 4/15/11                                                         -                -
U.S. TREASURY NOTES 4.63%, 11/15/16 (d)                                                3,000            2,954
U.S. TREASURY STRIPS 5.45%, 5/15/17 **(d)                                              5,580            3,374
U.S. TREASURY STRIPS 5.00%, 11/15/27 **                                                7,400            2,629
                                                                                                     --------
Total U.S. Treasury Obligations                                                                        12,252        1.7%
                                                                                                     --------      ------
                                                                                SHARES
                                                                              ----------
INVESTMENTS IN AFFILIATES (e)
Fifth Third Institutional

 Government Money Market Fund                                                              -                -
Fifth Third Institutional
 Money Market Fund                                                                22,430,813           22,431
                                                                                                     --------
Total Investments in Affiliates                                                                        22,431        3.0%
                                                                                                     --------      ------

                                                                              PRINCIPAL
                                                                              ----------
SHORT-TERM SECURITIES HELD AS
   COLLATERAL FOR SECURITIES LENDING

Pool of various securities for Fifth Third Funds                                     $25,818           25,818
                                                                                                     --------
Total Short-Term Securities held as

   Collateral for Securities Lending                                                                   25,818        3.5%
                                                                                                     --------      ------
TOTAL INVESTMENTS                                                                                     830,382      112.6%

LIABILITIES IN EXCESS OF OTHER ASSETS                                                                 (93,084)     -12.6%
                                                                                                     --------      ------
NET ASSETS - 100.0%                                                                                  $737,298      100.0%
                                                                                                    =========      ======
Total Investments Cost +                                                                             $835,026
                                                                                                    =========
-------------------------------------------
For federal income tax purposes:

Total investments cost                                                                               $837,156
                                                                                                    =========

Gross unrealized appreciation                                                                          $2,190
Gross unrealized depreciation                                                                          (8,964)
                                                                                                     --------
Net unrealized depreciation                                                                          $ (6,774)
                                                                                                    =========



                                                                                                   MERGER SCENARIO 2
                                                                                   -----------        ----------        ------
                                                                                                    PRO FORMA FUND
                                                                                  -----------          --------         ------
                                                                                    PRINCIPAL            VALUE            %
                                                                                  -----------          --------         ------
COMMERCIAL PAPER
Cargill Global Funding, Inc.,
 5.34%, 2/12/07 ** (c)                                                                $ 1,270            $ 1,268
 5.33%, 2/20/07 ** (c)                                                                  2,435              2,428
Prudential Funding, 5.31%, 2/15/07 **                                                   2,150              2,146
UBS Finance, 5.35%, 2/12/07 **(c)                                                      13,180             13,159
                                                                                                        --------

Total Commercial Paper                                                                                    19,001        5.7%
                                                                                       ------           --------      ------

CORPORATE BONDS

Ace Securities Corp., 6.03%, 9/25/35 (a)                                                    -                  -
Alabama Power Cap, 5.50%,10/1/42 (a)                                                        -                  -
American Express Travel, 5.25%, 11/21/11 (b)                                                -                  -
Ameriprise Financial, Inc., 5.65%, 11/15/15                                                 -                  -
AOL Time Warner, Inc., 7.70%, 5/1/32                                                      492                556
Associated Bank, NA, 5.49%, 6/2/08 (a)                                                      -                  -
Attentus CDO, Ltd.,
 Series 2006-2A, Class A3B, 5.80%, 10/9/41 (a)(b)                                           -                  -
Banc of America Commercial Mortgage, Inc.,
 Series 2005-6, Class AJ, 5.18%, 9/10/47                                                2,850              2,780
Banc of America Funding Corp.,
 Series 2006-G, Class 3A2, 5.75%, 7/20/36 (a)                                           4,895              4,863
Bank of America Corp., 9.38%, 9/15/09                                                       -                  -
BankAmerica Capital, 8.00%, 12/15/26                                                        -                  -
Bayview Financial Acquisition Trust,
 Series 2006-D, Class 1A2, 5.66%, 12/28/36 (a)                                              -                  -
Bear Stearns Adjustable Rate Mortgage Trust,
 Series 2004-10, Class 12A3, 4.65%, 1/25/35 (a)                                         1,228              1,213
 Series 2005-12, Class 11A2, 5.41%, 2/25/36 (a)                                         3,456              3,452
 Series 2005-12, Class 13A1, 5.47%, 2/25/36 (a)                                         3,758              3,708
Bear Stearns Alternative-A Trust,
 Series 2005-9, 5.85%, 11/25/35                                                             -                  -
Bear Stearns Commercial Mortgage Securities, Inc.,
 Series 2000-WF2, Class A1, 7.11%, 10/15/32                                             1,281              1,294
 Series 2004-T14, Class A4, 5.20%, 1/12/41                                              2,000              1,966
 Series 2004-T16, Class A6, 4.75%, 2/13/46 (a)                                          7,500              7,158
Chase Commercial Mortgage Securities Corp.,
 Series 1998-1, Class A2, 6.56%, 5/18/30                                                    -                  -
Chase Mortgage Finance Corp.,
 Series 2006-A1, Class 2A3, 6.00%, 9/25/36                                              2,000              2,017
 Series 2006-S2, Class 2A5, 6.00%, 10/25/36 (a)                                             -                  -
 Series 2006-S2, Class 2A6, 6.00%, 10/25/36                                                 -                  -
 Series 2006-A1, Class 2AX, 0.01%, 9/25/36                                                  -                  -
 Series 2006-A1, Class 4A1, 6.07%, 9/25/36 (a)                                              -                  -
Chaseflex Trust,
 Series 2006-1, Class A2A, 5.94%, 6/25/36 (a)                                           1,600              1,603
 Series 2006-1, Class A4, 6.30%, 6/25/36 (a)                                                -                  -
 Series 2006-1, Class A6, 6.29%, 6/25/36 (a)                                                -                  -
 Series 2006-2, Class A4, 6.34%, 9/25/36 (a)                                                -                  -
Cigna CDO Ltd.,
 Series 2000-1X, Class A, 5.79%, 8/28/12 (a)(b)(c)                                      3,069              3,072
Citigroup Commercial Mortgage Trust,
 Series 2005-EMG, 4.38%, 9/20/51 (b)                                                        -                  -
Citigroup Deutsche Bank Commercial Mortgage,
 Series 2006-CD3, Class AJ, 5.69%, 10/15/48                                                 -                  -
Comcast Cable, 7.13%, 6/15/13                                                           1,750              1,888
Commerce Group, Inc., 5.95%, 12/9/13                                                        -                  -
Commercial Mortgage Asset Trust,
 Series 1999-C1, Class B, 7.23%, 1/17/32 (a)                                                -                  -
Conocophillips Canada, 5.63%, 10/15/16 (d)                                                  -                  -
Costco Wholesale Corp., 5.50%, 3/15/07                                                      -                  -
Countrywide Alternative Loan Trust,
 6.50%, 9/25/34 (a)                                                                       582                591
 Series 2004-2CB, Class 1A1, 4.25%, 3/25/34                                                 -                  -
 Series 2005-7CB, Class M, 5.50%, 4/25/35                                                   -                  -
Countrywide Asset-Backed Certificates,
 Series 2002-BC1, Class M1, 6.75%, 4/25/32 (a)                                          1,240              1,241
Cox Communications, Inc., 5.50%, 10/1/15                                                  800                781
Credit Suisse First Boston Mortgage Sec. Corp.,
 Series 2002-CKN2, 6.38%, 4/15/37                                                           -                  -
Credit-Based Asset Servicing and Securitization,
 Series 2004-CB8, Class AF3, 5.09%, 12/25/35                                                -                  -
 Series 2006-CB1, Class AF4, 5.44%, 1/25/36                                             3,350              3,308
 Series 2006-CB2, Class AF2, 5.50%, 12/25/36 (a)                                            -                  -
Credit-Based Asset Servicing and Securitizing,
 5.43%, 11/25/36 (a)                                                                        -                  -
Crown Castle Towers LLC,
 Series 2006-1A, Class E, 6.065%, 11/15/36 (b)                                         2,800              2,780
 Series 2005-1A, 4.64%, 6/15/35 (b)                                                        -                  -
CS First Boston Mortgage Securities Corp.,
 Series 2003-CK2, Class A4, 4.80%, 3/15/36                                                 -                  -
Delta Airlines, 6.72%, 1/2/23 (d)                                                      2,797              2,832
Deutsche Alternative-A Securities, Inc.,
 Mortgage Loan Trust,
  Series 2006-AB3, Class A3, 6.51%, 7/25/36                                                -                  -
  Series 2006-AB4, Class A3A1, 5.90%, 10/25/36                                             -                  -
 5.05%, 9/25/35                                                                            -                  -
Deutsche Mortgage Securities, Inc.,
 5.04%, 6/26/35 (a)                                                                        -                  -
 Series 2005-1, 5.75%, 2/25/35                                                             -                  -
Devon Energy Corp., 7.95%, 4/15/32                                                       700                844
Duke Capital LLC, 5.50%, 3/1/14                                                            -                  -
Duke Energy Corp., 6.45%, 10/15/32                                                       850                897
First Franklin Mortgage Certificate,
 Series 2004-FF11, Class 1A2, 5.70%, 1/25/35 (a)                                           -                  -
 Series 2005-FFA, Class M3, 5.52%, 3/25/25                                                 -                  -
First Horizon ABS Trust,
 Series 2006-HE1, Class A, 5.51%, 10/25/34 (a)                                             -                  -
First Horizon Trust,
 Series 2006-HE2, Class A, 5.45%, 10/25/26 (a)                                             -                  -
First Tennessee Bank, Series BKNT, 5.65%, 4/1/16                                           -                  -
Fleet Financial Group, 7.38%, 12/1/09                                                      -                  -
Gazprom International, 7.20%, 2/1/20 (b)                                               1,000              1,046
General Motors Acceptance Corp.,
 Mortgage Corp. Loan Trust, 5.00%, 10/25/33                                            2,700              2,629
 Mortgage Corp. Loan Trust, 4.34%, 11/1/34 (a)                                         1,750              1,722
Global Signal Trust,
 Series 2006-1, Class C, 5.71%, 2/15/36 (a)(b)                                         2,550              2,550
 Series 2006-1, Class D, 6.05%, 2/15/36 (b)                                                -                  -
GMAC Commerical Mortgage Securities, Inc.,
 Series 1997-C2, Class B, 6.70%, 4/15/29                                                   -                  -
Goldman Sachs Group, Inc., 5.00%, 10/1/14                                                  -                  -
Goldman Sachs Group, Inc., 6.13%, 2/15/33                                              1,100              1,109
Greenwich Capital Commercial Funding Corp.,
 Series 2002-C1, Class A4, 4.95%, 1/11/35                                              1,000                978
 Series 2004-GG1, Class A5, 4.88%, 6/10/36                                             2,000              1,962
GS Mortgage Securities Corp. II,
 Series 2004-C1, Class B, 4.46%, 10/10/28 (a)                                              -                  -
 Series 2004-C1, Class C, 4.52%, 10/10/28 (a)                                              -                  -
 Series 2004-GG2, Class A3, 4.60%, 8/10/38                                             4,900              4,807
GSR Mortgage Loan Trust,
 Series 2005-AR6, Class 3A1, 4.56%, 9/25/35 (a)                                            -                  -
Harley-Davidson Motorcycle Trust,
 Series 2004-2, Class B, 2.96%, 2/15/12                                                  166                160
Hertz Vehicle Financing LLC,
 Series 2005-2A, Class A6, 5.08%, 11/25/11 (b)(c)                                      3,000              2,987
Hibernia Corp., 5.35%, 5/1/14                                                              -                  -
Home Depot, Inc., 5.40%, 3/1/16                                                          800                773
Homebanc Mortgage Trust,
 Series 2004-1, Class 2M2, 6.47%, 8/25/29 (a)                                              -                  -
 Series 2004-2, 5.77%, 12/25/34 (a)(c)                                                 2,350              2,358
 Series 2006-1, Class 1A1, 6.15%, 4/25/37 (a)                                            830                834
 Series 2006-1, Class 2A1, 6.05%, 4/25/37 (a)                                              -                  -
HSBC Finance Corp., 6.38%, 10/15/11                                                        -                  -
Hyundai Auto Receivables Trust,
 Series 2006-B, Class C, 5.25%, 5/15/13                                                    -                  -
Indiana Michigan Power, 5.05%, 11/15/14                                                    -                  -
IndyMac Index Mortgage Loan Trust,
 Series 2005-AR9, 5.45%, 7/25/35 (a)                                                   3,539              3,586
International Lease Finance Corp., 5.88%, 5/1/13                                           -                  -
I-Preferred Term Secs, 7.47%, 12/11/32 (a)(b)                                              -                  -
I-Preferred Term Secs II, 7.37%, 5/22/33 (a)(b)                                            -                  -
Irwin Home Equity,
 Series 2006-3, Class 2A2, 5.83%, 9/25/37 (b)                                          1,225              1,228
Jefferies Group, Inc., 5.50%, 3/15/16                                                      -                  -
JP Morgan Alternative Loan Trust,
 Series 2005-S1, Class 1A2, 5.50%, 12/25/35                                                -                  -
 Series 2006-A4, Class A7, 6.30%, 9/25/36 (a)                                              -                  -
 Series 2006-A4, Class A9, 6.30%, 9/25/36                                                  -                  -
 Series 2006-A5, Class 2A6, 5.80%, 10/25/36 (a)                                            -                  -
 Series 2006-S1, Class 1A18, 6.00%, 3/25/36 (a)                                            -                  -
 Series 2006-S2, Class A3, 5.92%, 5/25/36 (a)                                              -                  -
 Series 2006-S2, Class A6, 6.05%, 5/25/36 (a)                                              -                  -
 Series 2006-S3, Class A3A, 6.00%, 8/25/36                                                 -                  -
 Series 2006-S3, Class A7, 6.24%, 8/25/36                                                  -                  -
JP Morgan Chase Commercial Mortgage Sec. Corp.,
 Series 2003-CB6, Class A2, 5.26%, 7/12/37                                               865                856
 Series 2003-LN1, Class A2, 4.92%, 10/15/37                                                -                  -
JP Morgan Chase Commercial Mortgage,
 Series 2001-C1, Class A3, 5.86%, 10/12/35 (a)                                             -                  -
JP Morgan Mortgage Acquisition Corp.,
 Series 2006-WF1, Class A4, 6.13%, 7/25/36                                                 -                  -
 Series 2006-WF1, Class A5, 6.41%, 7/25/36                                                 -                  -
JP Morgan Mortgage Trust,
 Series 2005-A1, Class 2A1, 4.84%, 2/25/35 (a)                                         1,022              1,001
 Series 2005-A1, Class 3A4, 5.05%, 2/25/35                                                 -                  -
 Series 2005-A2, Class 3A2, 4.93%, 4/25/35                                             3,000              2,924
 Series 2005-A2, Class 5A1, 4.35%, 4/25/35 (a)                                             -                  -
 Series 2005-A2, Class 7CB1, 4.89%, 4/25/35 (a)                                        3,619              3,546
 Series 2005-A3, 4.50%, 6/25/35                                                            -                  -
 Series 2005-A3, Class 7CA1, 5.17%, 6/25/35                                            2,667              2,653
 Series 2005-ALT1, Class 4A1, 5.65%, 10/25/35 (a)                                      3,569              3,523
 Series 2006-A2, Class 3A2, 5.68%, 4/25/36 (a)(c)                                      3,680              3,650
 Series 2006-A2, Class 3A2, 5.68%, 4/25/36 (a)                                             -                  -
 Series 2006-A4, Class 2A2, 5.83%, 6/25/36 (a)                                           926                923
 Series 2006-A7, Class 2A2, 5.87%, 1/25/37 (a)                                             -                  -
JPM Chase Capital XXI, 6.25%, 2/2/37 (a)                                                   -                  -
Key Bank NA, 4.95%, 9/15/15                                                                -                  -
Kroger Co., 6.20%, 6/15/12                                                               500                509
LB-UBS Commercial Mortgage Trust,
 Series 2003-C8, Class A4, 5.12%, 11/15/32                                                 -                  -
 Series 2005-C3, 4.55%, 7/15/30                                                          330                321
Long Beach Auto Receivable Trust,
 Series 2003-B, Class A4, 2.18%, 2/15/10 (c)                                           1,656              1,643
Manufacturers & Traders Trust Co.,
 3.85%, 4/1/13 (a)                                                                         -                  -
Marlin Leasing Receivables LLC, 4.75%, 8/15/12 (b)                                         -                  -
MassMutual Global Funding II, 3.80%, 4/15/09 (b)                                           -                  -
Merrill Lynch & Co., 6.05%, 5/16/16                                                        -                  -
Morgan Stanley Capital I,
 5.11%, 6/15/40                                                                        3,200              3,117
 Series 2006-HQ9, Class AJ, 5.79%, 7/20/44                                                 -                  -
 Series 2006-IQ12, Class AJ, 5.40%, 12/15/43                                               -                  -
Morgan Stanley Dean Witter Capital I,
 4.74%, 11/13/36                                                                       2,590              2,504
Morgan Stanley Mortgage Loan Trust, 5.00%, 8/25/19                                     2,083              2,028
Morgan Stanley, 4.75%, 4/1/14                                                              -                  -
Motorola, Inc., 6.50%, 11/15/28 (d)                                                      805                808
Navistar Financial Corp. Owner Trust,
 5.52%, 4/15/08 (a)(c)                                                                   599                599
NCNB Corp., 10.20%, 7/15/15                                                            2,500              3,231
Nextel Communications, 7.38%, 8/1/15                                                       -                  -
Nomura Asset Acceptance Corp.,
 Series 2004-AR4, Class 1A2, 4.93%, 12/25/34                                               -                  -
 Series 2005-AR1, Class 1A2, 5.35%, 2/25/35                                                -                  -
 Series 2005-AR2, Class 2A2, 5.56%, 5/25/35 (a)                                            -                  -
 Series 2005-AR3, 5.65%, 7/25/35                                                           -                  -
 Series 2005-AR5, Class 2A2, 5.64%, 10/25/35 (a)                                           -                  -
 Series 2006-AF1, Class 3A2, 6.64%, 6/25/36 (a)                                            -                  -
 Series 1998-D6, Class A2, 7.01%, 3/15/30 (a)                                              -                  -
 Series 1998-D6, Class A4, 7.59%, 3/15/30 (a)                                              -                  -
Norfolk Southern Corp., 5.59%, 5/17/25                                                   130                123
Oncor Electric Delivery, 7.00%, 5/1/32                                                   480                519
Onyx Acceptance Owner Trust,
 Series 2003-D, Class A4, 3.20%, 3/15/10 (c)                                           1,579              1,560
Pemex Master Trust, 6.13%, 8/15/08                                                       825                828
Pemex Project Funding Master Trust, 7.38%, 12/15/14                                        -                  -
Popular ABS Mortgage Pass-Through Trust,
 4.98%, 9/15/35                                                                            -                  -
PPG Industries, Inc., 6.50%, 11/1/07                                                       -                  -
Preferred Term Securities II, 9.55%, 3/1/31 (b)                                            -                  -
Preferred Term Securities X, 4.15%, 7/3/33 (b)                                         1,000                976
Premcor Refining Group, 9.25%, 2/1/10                                                      -                  -
Prestige Auto Receivables Trust,
 Series 2006-1A, Class A2, 5.25%, 6/17/13 (a)(b)                                           -                  -
Principal Life Global, 5.13%,10/15/13 (b)                                                  -                  -
Ras Laffan Liquid & Natural Gas, 5.30%, 9/30/20 (b)                                        -                  -
Regions Financial Corp., 7.00%, 3/1/11                                                     -                  -
Renaissance Home Equity Loan Trust,
 Series 2005-2, 4.93%, 8/25/35 (a)                                                          -                  -
Renaissance Home Equity Loan Trust,
 Series 2006-1, Class AF4, 6.01%, 5/25/36                                                   -                  -
Republic New York Corp., 7.00%, 3/22/11                                                 1,000              1,055
Residential Accredit Loans, Inc.,
 5.59%, 3/25/34 (a)(c)                                                                  1,832              1,833
 Series 2005-QA12, Class CB1, 5.74%, 12/25/35 (a)                                       3,342              3,332
 Series 2006-QA8, Class A3, 5.56%, 9/25/36 (a)(c)                                       5,020              5,025
Residential Asset Mortgage Products, Inc.,
 Series 2002-RZ3, Class M1, 5.28%, 8/25/32 (a)                                              -                  -
 Series 2003-RZ5, Class A7, 4.97%, 9/25/33 (a)                                          3,305              3,240
 Series 2005-AHL1, Class A2, 5.59%, 7/25/35 (a)(c)                                      2,700              2,702
Residential Funding Mortgage Securities,
 Series 2006-HI3, Class A4, 6.31%, 5/25/36 (a)                                              -                  -
 Series 2006-HSA1, Class A4, 5.49%, 2/25/36                                                 -                  -
Restructured Asset Certificate,
 6.00%, 3/23/27 (b)                                                                     2,000              2,000
 6.00%, 3/23/27 (b)(f)                                                                      -                  -
SACO I Trust,
 5.72%, 7/25/35 (a)                                                                         -                  -
 Series 2006-1, Class A, 5.49%, 9/25/35 (a)(c)                                          5,046              5,048
 Series 2006-12, Class 1M1, 5.63%, 11/25/36 (a)(c)                                      4,000              4,000
 Series 2006-12, Class 1M1, 5.63%, 11/25/36 (a)                                             -                  -
Salomon Brothers Mortgage Securities,
 Series 2002-KEY2, Class C, 5.05%, 3/18/36                                                  -                  -
Salomon Brothers Mortgage Securities VII,
 Series 2002-KEY2, Class A3, 4.87%, 3/18/36                                                 -                  -
SBA CMBS Trust, Series 2006-1A,
 Class D, 5.85%, 11/15/36 (b)                                                               -                  -
 Class E, 6.17%, 11/15/36 (b)                                                               -                  -
Science Applications International Co.,
 5.50%, 7/1/33                                                                          2,105              1,834
SLM Corp., 2.46%, 10/8/08 (a)                                                               -                  -
SLM Corp., 2.43%, 4/1/09 (a)                                                                -                  -
SLM Corp., 2.56%, 12/15/14 (a)                                                              -                  -
SLM Corp., 5.00%, 4/15/15                                                                 175                167
Sovrisc BV, 5.25%, 4/30/11                                                                  -                  -
Sprint Capital Corp., 8.75%, 3/15/32                                                      600                712
Structured Asset Securities Corp.,
 5.15%, 12/25/34 (a)                                                                    1,245              1,199
Suntrust Alternative Loan Trust,
 Series 2005-1F, Class B3, 6.07%, 12/25/35  (a)                                         1,393              1,246
TAQA ABU DHABI National, 5.88%, 10/27/16 (b)                                                -                  -
Tennessee Valley Authority, 6.39%, 12/15/17 **                                          5,000              2,849
Thornburg Mortgage Securities Trust,
 Series 2004-2, Class A3, 5.63%, 6/25/44 (a)(c)                                         2,530              2,528
Trans-Canada Pipeline, 5.60%, 3/31/34                                                     750                703
Trapeza CDO LLC, Series 2007-12A,
 Class C1, 6.51%, 4/6/42 (a)(b)(c)                                                      1,000              1,000
 Class C1, 6.51%, 4/6/42 (a)(b)                                                             -                  -
Travelers Property Casualty Corp., 7.75%, 4/15/26                                          85                101
Truck Retail Installment Paper Corp.,
 5.59%, 12/15/16 (a)(b)(c)                                                              6,950              6,969
U.S. Bank, N.A., 3.75%, 2/6/09                                                              -                  -
UBS Preferred Funding Trust I, 8.62%, 10/29/49 (a)                                        925              1,020
UPFC Auto Receivables Trust,
 Series 2004-A, Class A3, 3.27%, 9/15/10                                                    -                  -
Vale Overseas, Ltd., 6.25%, 1/23/17                                                         -                  -
Vanderbilt Acquisition Loan Trust,
 Series 2002-1, Class A4, 6.57%, 5/7/27                                                     -                  -
Vectren Utility Holdings, 5.45%, 12/1/2015                                                   -                  -
Washington Mutual,
 Series 2003-AR9, Class 1A6, 4.05%, 9/25/33 (a)                                          5,862              5,739
 Series 2004-AR3, Class A-2, 4.24%, 6/25/34                                              1,592              1,565
Wells Fargo Mortgage Backed Securities Trust,
 5.14%, 5/25/35 (a)                                                                      2,888              2,815
 Series 2003-N, 4.75%, 12/25/33 (a)                                                      1,550              1,487
WMALT Mortgage Pass-through Certificates,
 Series 2005-1, Class 1A2, 5.50%, 3/25/35 (a)                                                -                  -
YUM! Brands Inc., 7.70%, 7/1/12 (c)                                                      1,250              1,354
                                                                                        ------           --------      ------
Total Corporate Bonds                                                                                     176,938       53.5%
                                                                                        ------           --------      ------

FOREIGN BONDS

France Telecom, 8.75%, 3/1/31                                                              650                850
Korea Electric Power, 4.25%, 9/12/07 (b)                                                     -                  -
                                                                                                         --------
Total Foreign Bonds                                                                                           850        0.3%
                                                                                        ------           --------      ------
U.S. GOVERNMENT AGENCIES
FANNIE MAE
 6.25%, 1/25/08                                                                            541                542
 5.30%, 5/8/08                                                                               -                  -
 4.00%, 9/2/08                                                                           1,000                981
 6.05%, 12/1/08                                                                          2,810              2,827
 6.38%, 6/15/09                                                                              1              1,131
 6.63%, 9/15/09                                                                          1,000              1,037
 4.62%, 4/25/10                                                                            683                672
 4.40%, 12/25/12                                                                           638                615
 5.65%, 4/10/13 (d)                                                                          -                  -
 6.00%, 5/1/17                                                                             198                201
 6.50%, 6/1/17                                                                             283                290
 6.50%, 8/1/17                                                                             209                214
 5.50%, 1/1/18                                                                              14                 14
 5.50%, 2/1/18                                                                               8                  8
 4.50%, 5/1/18 TBA                                                                       7,200              6,911
 6.00%, 5/1/18                                                                           1,007              1,020
 5.50%, 2/1/25                                                                           1,366              1,353
 5.00%, 5/1/25                                                                           2,233              2,162
 7.50%, 6/1/28                                                                             232                243
 6.50%, 8/1/28                                                                             207                212
 6.50%, 6/1/29                                                                             189                194
 6.50%, 4/1/32                                                                             422                432
 6.50%, 6/1/32                                                                             775                793
 7.00%, 6/1/32                                                                             220                228
 6.50%, 7/1/32                                                                           1,199              1,226
 7.50%, 12/1/32                                                                            170                177
 6.00%, 1/1/33                                                                             368                371
 6.00%, 1/1/33 TBA                                                                      14,000             14,049
 6.50%, 3/1/33                                                                             315                321
 5.00%, 5/1/33 TBA                                                                      14,000             13,431
 5.50%, 5/1/33 TBA                                                                       8,500              8,360
 6.00%, 8/25/33 (a)                                                                      2,474              2,458
 5.50%, 12/25/33                                                                           900                893
 5.50%, 5/25/34                                                                          3,150              3,037
 5.22%, 8/1/34                                                                               -                  -
 7.00%, 9/1/34                                                                             139                143
 4.31%, 1/1/35                                                                           2,111              2,071
 5.50%, 6/1/35                                                                             827                813
 6.00%, 7/1/35                                                                           4,399              4,415
 6.00%, 9/1/35                                                                           2,393              2,402
 5.00%, 11/1/35                                                                         3,834              3,681
 6.00%, 1/1/36                                                                          4,229              4,245
 5.62%, 4/25/36 (a)(c)                                                                  5,889              5,893
 6.50%, 8/1/36                                                                          1,166              1,180
 7.00%, 9/1/36                                                                          1,624              1,664
 3.99%, 3/25/40 (a)                                                                        54                 54
 5.57%, 8/25/44 (a)                                                                     1,128              1,130
                                                                                                        --------
                                                                                                          94,094       28.5%
                                                                                       ------           --------      ------

FEDERAL HOME LOAN BANK

 4.50%, 8/8/08 (d)                                                                          -                  -
 4.06%, 8/25/09                                                                         1,223              1,195
 4.00%, 2/25/10                                                                           631                611
 4.75%, 10/25/10 (a)                                                                      859                850
 5.13%, 11/15/10                                                                            -                  -
 5.15%, 12/20/11                                                                            -                  -
 4.84%, 1/25/12                                                                           778                786
 5.87%, 9/15/36 (a)(c)                                                                  2,482              2,489
                                                                                                        --------
                                                                                                           5,931        1.8%
                                                                                       ------           --------      ------
FINANCING CORPORATION

 3.59%, 4/5/09 **                                                                       2,000              1,790
 4.21%, 12/6/11 **                                                                      2,000              1,570
 4.81%, 6/6/15 **                                                                       2,000              1,308
 6.46%, 11/11/17 **                                                                     1,000                572
                                                                                                        --------
                                                                                                           5,240        1.6%
                                                                                       ------           --------      ------

FREDDIE MAC

 5.00%, 1/30/09                                                                             -                  -
 5.73%, 12/28/09                                                                            -                  -
 5.50%, 7/15/10                                                                         1,000              1,000
 6.88%, 9/15/10                                                                         2,000              2,117
 5.88%, 3/21/11                                                                         1,000              1,022
 5.00%, 8/15/12                                                                             -                  -
 4.50%, 11/15/12                                                                        1,000                971
 4.65%, 10/10/13                                                                            -                  -
 5.25%, 4/18/16                                                                         2,000              2,015
 4.00%, 1/15/17                                                                         7,500              7,078
 4.00%, 12/15/21                                                                          336                333
 5.00%, 2/15/25                                                                         3,245              3,064
 7.00%, 6/1/26                                                                            724                745
 6.50%, 1/1/29                                                                          1,547              1,587
 7.00%, 1/1/32                                                                            131                136
 6.50%, 7/1/32                                                                            265                271
 7.00%, 8/1/32                                                                            576                593
 6.50%, 9/1/32                                                                            154                157
 5.00%, 12/15/32                                                                        1,128              1,126
 5.50%, 2/1/33 TBA                                                                     12,900             12,695
 6.00%, 9/1/33                                                                            622                625
 5.00%, 1/15/34                                                                         1,000                936
 6.50%, 5/15/34 (a)                                                                     2,234              2,208
 4.50%, 6/1/34                                                                            913                851
 4.50%, 9/1/34                                                                          1,170              1,091
 5.50%, 7/15/35                                                                         1,977              1,859
 6.00%, 11/1/35 TBA                                                                     2,000              2,008
 5.97%, 6/1/36 (a)                                                                          -                  -
 5.72%, 7/15/36 (a)(c)                                                                  1,922              1,929
 6.11%, 1/1/37 (a)                                                                          -                  -
                                                                                                        --------
                                                                                                          46,417       14.0%
                                                                                       ------           --------      ------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

 9.50%, 12/15/09                                                                            -                  -
 3.59%, 11/16/17                                                                          420                408
 3.96%, 9/16/21                                                                           670                655
 3.27%, 1/16/23                                                                           819                787
 4.39%, 5/16/23                                                                           804                788
 5.50%, 2/20/31                                                                         2,000              1,993
 5.50%, 12/20/32                                                                        1,000                976
 5.00%, 7/1/33 TBA                                                                       4,000              3,862
 5.50%, 10/1/33 TBA                                                                      5,000              4,949
 5.03%, 11/16/33                                                                             -                  -
 5.50%, 11/20/33                                                                         1,000                960
 0.97%, 6/17/45                                                                          2,866                155
 0.52%, 3/16/46                                                                              -                  -
 0.57%, 4/16/46                                                                         37,843              1,453
 0.80%, 5/16/46                                                                         24,851              1,385
 3.40%, 5/16/46 (a)                                                                      2,543              1,613
 0.91%, 8/16/46                                                                         24,928              1,482
 1.06%, 12/16/47                                                                         3,322                194
 1.00%, 2/16/48                                                                         14,985                942
 1.065%, 2/16/48                                                                        24,913              1,451
                                                                                                         --------
                                                                                                           24,053        7.3%
                                                                                        ------           --------      ------
SMALL BUSINESS ADMINISTRATION,
 4.94%, 8/10/15 (c)                                                                      3,585              3,515        1.1%
TENNESSEE VALLEY AUTHORITY, 6.79%, 5/23/12                                               1,000              1,078        0.3%
                                                                                        ------           --------      ------
Total U.S. Government Agencies                                                                            180,328       54.6%
                                                                                        ------           --------      ------
U.S. TREASURY OBLIGATIONS
U.S. TREASURY BILL 6.58%, 6/6/18 **                                                      1,000                555
U.S. TREASURY BONDS 4.50%, 2/15/36 (d)                                                   3,525              3,295
U.S. TREASURY NOTES 2.38%, 4/15/11                                                         500                506
U.S. TREASURY NOTES 4.63%, 11/15/16 (d)                                                      -                  -
U.S. TREASURY STRIPS 5.45%, 5/15/17 **(d)                                                5,580              3,374
U.S. TREASURY STRIPS 5.00%, 11/15/27 **                                                  7,400              2,629
                                                                                                         --------
Total U.S. Treasury Obligations                                                                            10,359        3.1%
                                                                                        ------           --------      ------
                                                                                  SHARES
                                                                                ----------
INVESTMENTS IN AFFILIATES (e)
Fifth Third Institutional

 Government Money Market Fund                                                        8,586,054              8,586
Fifth Third Institutional
 Money Market Fund                                                                   5,186,843              5,187
                                                                                                         --------
Total Investments in Affiliates                                                                            13,773        4.2%
                                                                                        ------           --------      ------

                                                                                 PRINCIPAL
                                                                                ----------
SHORT-TERM SECURITIES HELD AS
   COLLATERAL FOR SECURITIES LENDING

Pool of various securities for Fifth Third Funds                                        $9,231              9,231
                                                                                                         --------
Total Short-Term Securities held as

   Collateral for Securities Lending                                                                        9,231        2.8%
                                                                                        ------           --------      ------
TOTAL INVESTMENTS                                                                                         410,480      124.2%

LIABILITIES IN EXCESS OF OTHER ASSETS                                                                     (80,078)     -24.2%
                                                                                        ------           --------      ------
NET ASSETS - 100.0%                                                                                      $330,402      100.0%
                                                                                        ======          =========      ======
Total Investments Cost +                                                                                $ 414,636
                                                                                                        =========
-------------------------------------------
For federal income tax purposes:

Total investments cost                                                                                  $ 415,373
                                                                                                        =========

Gross unrealized appreciation                                                                             $ 1,482
Gross unrealized depreciation                                                                              (6,375)
                                                                                                         --------
Net unrealized depreciation                                                                               $(4,893)
                                                                                                        =========



                                                                               MERGER SCENARIO 3
                                                             -----------          ----------         ------
                                                                                PRO FORMA FUND
                                                              ----------           --------          ------
                                                              PRINCIPAL              VALUE             %
                                                              ----------           --------          ------
COMMERCIAL PAPER
Cargill Global Funding, Inc.,
 5.34%, 2/12/07 ** (c)                                           $ 1,270              $ 1,268
 5.33%, 2/20/07 ** (c)                                             2,435                2,428
Prudential Funding, 5.31%, 2/15/07 **                              2,150                2,146
UBS Finance, 5.35%, 2/12/07 **(c)                                 13,180               13,159
                                                                                     --------

Total Commercial Paper                                                                 19,001        2.4%
                                                                                     --------      ------

CORPORATE BONDS

Ace Securities Corp., 6.03%, 9/25/35 (a)                           3,000                3,023
Alabama Power Cap, 5.50%,10/1/42 (a)                                 874                  871
American Express Travel, 5.25%, 11/21/11 (b)                       1,000                  996
Ameriprise Financial, Inc., 5.65%, 11/15/15                        1,480                1,481
AOL Time Warner, Inc., 7.70%, 5/1/32                                 492                  556
Associated Bank, NA, 5.49%, 6/2/08 (a)                             5,000                5,010
Attentus CDO, Ltd.,
 Series 2006-2A, Class A3B, 5.80%, 10/9/41 (a)(b)                  5,000                5,000
Banc of America Commercial Mortgage, Inc.,
 Series 2005-6, Class AJ, 5.18%, 9/10/47                           2,850                2,780
Banc of America Funding Corp.,
 Series 2006-G, Class 3A2, 5.75%, 7/20/36 (a)                      9,895                9,830
Bank of America Corp., 9.38%, 9/15/09                              5,000                5,482
BankAmerica Capital, 8.00%, 12/15/26                               2,000                2,080
Bayview Financial Acquisition Trust,
 Series 2006-D, Class 1A2, 5.66%, 12/28/36 (a)                     4,925                4,879
Bear Stearns Adjustable Rate Mortgage Trust,
 Series 2004-10, Class 12A3, 4.65%, 1/25/35 (a)                    1,228                1,213
 Series 2005-12, Class 11A2, 5.41%, 2/25/36 (a)                    3,456                3,452
 Series 2005-12, Class 13A1, 5.47%, 2/25/36 (a)                    3,758                3,708
Bear Stearns Alternative-A Trust,
 Series 2005-9, 5.85%, 11/25/35                                    1,700                1,716
Bear Stearns Commercial Mortgage Securities, Inc.,
 Series 2000-WF2, Class A1, 7.11%, 10/15/32                        2,373                2,397
 Series 2004-T14, Class A4, 5.20%, 1/12/41                         2,000                1,966
 Series 2004-T16, Class A6, 4.75%, 2/13/46 (a)                     7,500                7,158
Chase Commercial Mortgage Securities Corp.,
 Series 1998-1, Class A2, 6.56%, 5/18/30                           3,404                3,427
Chase Mortgage Finance Corp.,
 Series 2006-A1, Class 2A3, 6.00%, 9/25/36                         2,000                2,017
 Series 2006-S2, Class 2A5, 6.00%, 10/25/36 (a)                    7,630                7,637
 Series 2006-S2, Class 2A6, 6.00%, 10/25/36                        5,105                5,072
 Series 2006-A1, Class 2AX, 0.01%, 9/25/36                        57,438                  285
 Series 2006-A1, Class 4A1, 6.07%, 9/25/36 (a)                     9,931                9,908
Chaseflex Trust,
 Series 2006-1, Class A2A, 5.94%, 6/25/36 (a)                      1,600                1,603
 Series 2006-1, Class A4, 6.30%, 6/25/36 (a)                       7,344                7,390
 Series 2006-1, Class A6, 6.29%, 6/25/36 (a)                       5,265                5,348
 Series 2006-2, Class A4, 6.34%, 9/25/36 (a)                       5,100                5,145
Cigna CDO Ltd.,
 Series 2000-1X, Class A, 5.79%, 8/28/12 (a)(b)(c)                 3,069                3,072
Citigroup Commercial Mortgage Trust,
 Series 2005-EMG, 4.38%, 9/20/51 (b)                               5,000                4,832
Citigroup Deutsche Bank Commercial Mortgage,
 Series 2006-CD3, Class AJ, 5.69%, 10/15/48                        2,545                2,558
Comcast Cable, 7.13%, 6/15/13                                      1,750                1,888
Commerce Group, Inc., 5.95%, 12/9/13                               1,000                  997
Commercial Mortgage Asset Trust,
 Series 1999-C1, Class B, 7.23%, 1/17/32 (a)                       1,500                1,641
Conocophillips Canada, 5.63%, 10/15/16 (d)                         1,475                1,476
Costco Wholesale Corp., 5.50%, 3/15/07                             2,015                2,014
Countrywide Alternative Loan Trust,
 6.50%, 9/25/34 (a)                                                  582                  591
 Series 2004-2CB, Class 1A1, 4.25%, 3/25/34                        3,524                3,453
 Series 2005-7CB, Class M, 5.50%, 4/25/35                          2,456                2,361
Countrywide Asset-Backed Certificates,
 Series 2002-BC1, Class M1, 6.75%, 4/25/32 (a)                     1,240                1,241
Cox Communications, Inc., 5.50%, 10/1/15                             800                  781
Credit Suisse First Boston Mortgage Sec. Corp.,
 Series 2002-CKN2, 6.38%, 4/15/37                                  1,000                1,037
Credit-Based Asset Servicing and Securitization,
 Series 2004-CB8, Class AF3, 5.09%, 12/25/35                       5,145                5,028
 Series 2006-CB1, Class AF4, 5.44%, 1/25/36                        6,375                6,295
 Series 2006-CB2, Class AF2, 5.50%, 12/25/36 (a)                   2,400                2,390
Credit-Based Asset Servicing and Securitizing,
 5.43%, 11/25/36 (a)                                               2,475                2,443
Crown Castle Towers LLC,
 Series 2006-1A, Class E, 6.065%, 11/15/36 (b)                     6,100                6,056
 Series 2005-1A, 4.64%, 6/15/35 (b)                                4,000                3,900
CS First Boston Mortgage Securities Corp.,
 Series 2003-CK2, Class A4, 4.80%, 3/15/36                         4,750                4,597
Delta Airlines, 6.72%, 1/2/23 (d)                                  3,729                3,776
Deutsche Alternative-A Securities, Inc.,
 Mortgage Loan Trust,
  Series 2006-AB3, Class A3, 6.51%, 7/25/36                        2,445                2,458
  Series 2006-AB4, Class A3A1, 5.90%, 10/25/36                     5,145                5,138
 5.05%, 9/25/35                                                    1,540                1,525
Deutsche Mortgage Securities, Inc.,
 5.04%, 6/26/35 (a)                                                1,864                1,855
 Series 2005-1, 5.75%, 2/25/35                                     4,843                4,775
Devon Energy Corp., 7.95%, 4/15/32                                   700                  844
Duke Capital LLC, 5.50%, 3/1/14                                    1,825                1,767
Duke Energy Corp., 6.45%, 10/15/32                                   850                  897
First Franklin Mortgage Certificate,
 Series 2004-FF11, Class 1A2, 5.70%, 1/25/35 (a)                     267                  267
 Series 2005-FFA, Class M3, 5.52%, 3/25/25                           600                  595
First Horizon ABS Trust,
 Series 2006-HE1, Class A, 5.51%, 10/25/34 (a)                     1,967                1,967
First Horizon Trust,
 Series 2006-HE2, Class A, 5.45%, 10/25/26 (a)                     2,409                2,409
First Tennessee Bank, Series BKNT, 5.65%, 4/1/16                   2,000                1,981
Fleet Financial Group, 7.38%, 12/1/09                              5,000                5,252
Gazprom International, 7.20%, 2/1/20 (b)                           3,015                3,154
General Motors Acceptance Corp.,
 Mortgage Corp. Loan Trust, 5.00%, 10/25/33                         2,700                2,629
 Mortgage Corp. Loan Trust, 4.34%, 11/1/34 (a)                      1,750                1,722
Global Signal Trust,
 Series 2006-1, Class C, 5.71%, 2/15/36 (a)(b)                      2,550                2,550
 Series 2006-1, Class D, 6.05%, 2/15/36 (b)                         3,000                2,978
GMAC Commerical Mortgage Securities, Inc.,
 Series 1997-C2, Class B, 6.70%, 4/15/29                              395                  396
Goldman Sachs Group, Inc., 5.00%, 10/1/14                           2,500                2,411
Goldman Sachs Group, Inc., 6.13%, 2/15/33                           1,100                1,109
Greenwich Capital Commercial Funding Corp.,
 Series 2002-C1, Class A4, 4.95%, 1/11/35                           1,000                  978
 Series 2004-GG1, Class A5, 4.88%, 6/10/36                          2,000                1,962
GS Mortgage Securities Corp. II,
 Series 2004-C1, Class B, 4.46%, 10/10/28 (a)                       2,600                2,507
 Series 2004-C1, Class C, 4.52%, 10/10/28 (a)                       3,888                3,752
 Series 2004-GG2, Class A3, 4.60%, 8/10/38                          4,900                4,807
GSR Mortgage Loan Trust,
 Series 2005-AR6, Class 3A1, 4.56%, 9/25/35 (a)                     2,149                2,096
Harley-Davidson Motorcycle Trust,
 Series 2004-2, Class B, 2.96%, 2/15/12                               166                  160
Hertz Vehicle Financing LLC,
 Series 2005-2A, Class A6, 5.08%, 11/25/11 (b)(c)                   3,000                2,987
Hibernia Corp., 5.35%, 5/1/14                                       2,845                2,775
Home Depot, Inc., 5.40%, 3/1/16                                       800                  773
Homebanc Mortgage Trust,
 Series 2004-1, Class 2M2, 6.47%, 8/25/29 (a)                         611                  611
 Series 2004-2, 5.77%, 12/25/34 (a)(c)                              2,350                2,358
 Series 2006-1, Class 1A1, 6.15%, 4/25/37 (a)                         830                  834
 Series 2006-1, Class 2A1, 6.05%, 4/25/37 (a)                       4,135                4,165
HSBC Finance Corp., 6.38%, 10/15/11                                 2,000                2,081
Hyundai Auto Receivables Trust,
 Series 2006-B, Class C, 5.25%, 5/15/13                             2,665                2,654
Indiana Michigan Power, 5.05%, 11/15/14                             2,035                1,949
IndyMac Index Mortgage Loan Trust,
 Series 2005-AR9, 5.45%, 7/25/35 (a)                                3,539                3,586
International Lease Finance Corp., 5.88%, 5/1/13                    2,500                2,540
I-Preferred Term Secs, 7.47%, 12/11/32 (a)(b)                       1,000                1,006
I-Preferred Term Secs II, 7.37%, 5/22/33 (a)(b)                     1,000                1,010
Irwin Home Equity,
 Series 2006-3, Class 2A2, 5.83%, 9/25/37 (b)                       1,225                1,228
Jefferies Group, Inc., 5.50%, 3/15/16                               2,000                1,933
JP Morgan Alternative Loan Trust,
 Series 2005-S1, Class 1A2, 5.50%, 12/25/35                         2,237                2,217
 Series 2006-A4, Class A7, 6.30%, 9/25/36 (a)                       5,000                5,069
 Series 2006-A4, Class A9, 6.30%, 9/25/36                           4,583                4,597
 Series 2006-A5, Class 2A6, 5.80%, 10/25/36 (a)                     5,640                5,619
 Series 2006-S1, Class 1A18, 6.00%, 3/25/36 (a)                     4,292                4,294
 Series 2006-S2, Class A3, 5.92%, 5/25/36 (a)                       4,730                4,696
 Series 2006-S2, Class A6, 6.05%, 5/25/36 (a)                       4,975                4,967
 Series 2006-S3, Class A3A, 6.00%, 8/25/36                          4,529                4,510
 Series 2006-S3, Class A7, 6.24%, 8/25/36                           5,245                5,310
JP Morgan Chase Commercial Mortgage Sec. Corp.,
 Series 2003-CB6, Class A2, 5.26%, 7/12/37                          5,325                5,271
 Series 2003-LN1, Class A2, 4.92%, 10/15/37                         6,680                6,473
JP Morgan Chase Commercial Mortgage,
 Series 2001-C1, Class A3, 5.86%, 10/12/35 (a)                      6,465                6,570
JP Morgan Mortgage Acquisition Corp.,
 Series 2006-WF1, Class A4, 6.13%, 7/25/36                          3,191                3,218
 Series 2006-WF1, Class A5, 6.41%, 7/25/36                          4,286                4,345
JP Morgan Mortgage Trust,
 Series 2005-A1, Class 2A1, 4.84%, 2/25/35 (a)                      1,022                1,001
 Series 2005-A1, Class 3A4, 5.05%, 2/25/35                         6,218                6,140
 Series 2005-A2, Class 3A2, 4.93%, 4/25/35                         3,000                2,924
 Series 2005-A2, Class 5A1, 4.35%, 4/25/35 (a)                     3,900                3,741
 Series 2005-A2, Class 7CB1, 4.89%, 4/25/35 (a)                    3,619                3,546
 Series 2005-A3, 4.50%, 6/25/35                                    4,286                4,151
 Series 2005-A3, Class 7CA1, 5.17%, 6/25/35                        2,667                2,653
 Series 2005-ALT1, Class 4A1, 5.65%, 10/25/35 (a)                  3,569                3,523
 Series 2006-A2, Class 3A2, 5.68%, 4/25/36 (a)(c)                  8,522                8,453
 Series 2006-A2, Class 3A2, 5.68%, 4/25/36 (a)                         -                    -
 Series 2006-A4, Class 2A2, 5.83%, 6/25/36 (a)                       926                  923
 Series 2006-A7, Class 2A2, 5.87%, 1/25/37 (a)                     4,775                4,765
JPM Chase Capital XXI, 6.25%, 2/2/37 (a)                           1,000                  992
Key Bank NA, 4.95%, 9/15/15                                        2,365                2,254
Kroger Co., 6.20%, 6/15/12                                           500                  509
LB-UBS Commercial Mortgage Trust,
 Series 2003-C8, Class A4, 5.12%, 11/15/32                         2,924                2,873
 Series 2005-C3, 4.55%, 7/15/30                                      330                  321
Long Beach Auto Receivable Trust,
 Series 2003-B, Class A4, 2.18%, 2/15/10 (c)                       1,656                1,643
Manufacturers & Traders Trust Co.,
 3.85%, 4/1/13 (a)                                                 1,075                1,056
Marlin Leasing Receivables LLC, 4.75%, 8/15/12 (b)                 3,000                2,960
MassMutual Global Funding II, 3.80%, 4/15/09 (b)                   1,390                1,345
Merrill Lynch & Co., 6.05%, 5/16/16                                2,050                2,105
Morgan Stanley Capital I,
 5.11%, 6/15/40                                                    3,200                3,117
 Series 2006-HQ9, Class AJ, 5.79%, 7/20/44                         5,235                5,314
 Series 2006-IQ12, Class AJ, 5.40%, 12/15/43                       5,000                4,921
Morgan Stanley Dean Witter Capital I,
 4.74%, 11/13/36                                                   2,590                2,504
Morgan Stanley Mortgage Loan Trust, 5.00%, 8/25/19                 2,083                2,028
Morgan Stanley, 4.75%, 4/1/14                                      1,000                  948
Motorola, Inc., 6.50%, 11/15/28 (d)                                  805                  808
Navistar Financial Corp. Owner Trust,
 5.52%, 4/15/08 (a)(c)                                               599                  599
NCNB Corp., 10.20%, 7/15/15                                        2,500                3,231
Nextel Communications, 7.38%, 8/1/15                               1,285                1,317
Nomura Asset Acceptance Corp.,
 Series 2004-AR4, Class 1A2, 4.93%, 12/25/34                       1,310                1,303
 Series 2005-AR1, Class 1A2, 5.35%, 2/25/35                        2,253                2,231
 Series 2005-AR2, Class 2A2, 5.56%, 5/25/35 (a)                    1,705                1,728
 Series 2005-AR3, 5.65%, 7/25/35                                   2,382                2,329
 Series 2005-AR5, Class 2A2, 5.64%, 10/25/35 (a)                   1,632                1,626
 Series 2006-AF1, Class 3A2, 6.64%, 6/25/36 (a)                    2,968                3,029
 Series 1998-D6, Class A2, 7.01%, 3/15/30 (a)                      1,000                1,086
 Series 1998-D6, Class A4, 7.59%, 3/15/30 (a)                      1,600                1,783
Norfolk Southern Corp., 5.59%, 5/17/25                               130                  123
Oncor Electric Delivery, 7.00%, 5/1/32                               480                  519
Onyx Acceptance Owner Trust,
 Series 2003-D, Class A4, 3.20%, 3/15/10 (c)                       1,579                1,560
Pemex Master Trust, 6.13%, 8/15/08                                   825                  828
Pemex Project Funding Master Trust, 7.38%, 12/15/14                2,000                2,165
Popular ABS Mortgage Pass-Through Trust,
 4.98%, 9/15/35                                                    1,510                1,491
PPG Industries, Inc., 6.50%, 11/1/07                                  30                   30
Preferred Term Securities II, 9.55%, 3/1/31 (b)                      817                  915
Preferred Term Securities X, 4.15%, 7/3/33 (b)                     2,425                2,367
Premcor Refining Group, 9.25%, 2/1/10                               2,000                2,099
Prestige Auto Receivables Trust,
 Series 2006-1A, Class A2, 5.25%, 6/17/13 (a)(b)                    2,000                2,000
Principal Life Global, 5.13%,10/15/13 (b)                           1,090                1,072
Ras Laffan Liquid & Natural Gas, 5.30%, 9/30/20 (b)                 2,700                2,556
Regions Financial Corp., 7.00%, 3/1/11                              1,275                1,349
Renaissance Home Equity Loan Trust,
 Series 2005-2, 4.93%, 8/25/35 (a)                                  2,500                2,475
Renaissance Home Equity Loan Trust,
 Series 2006-1, Class AF4, 6.01%, 5/25/36                           1,575                1,574
Republic New York Corp., 7.00%, 3/22/11                             1,000                1,055
Residential Accredit Loans, Inc.,
 5.59%, 3/25/34 (a)(c)                                              1,832                1,833
 Series 2005-QA12, Class CB1, 5.74%, 12/25/35 (a)                   3,342                3,332
 Series 2006-QA8, Class A3, 5.56%, 9/25/36 (a)(c)                   5,020                5,025
Residential Asset Mortgage Products, Inc.,
 Series 2002-RZ3, Class M1, 5.28%, 8/25/32 (a)                        725                  722
 Series 2003-RZ5, Class A7, 4.97%, 9/25/33 (a)                      3,305                3,240
 Series 2005-AHL1, Class A2, 5.59%, 7/25/35 (a)(c)                  2,700                2,702
Residential Funding Mortgage Securities,
 Series 2006-HI3, Class A4, 6.31%, 5/25/36 (a)                      1,500                1,522
 Series 2006-HSA1, Class A4, 5.49%, 2/25/36                         1,500                1,478
Restructured Asset Certificate,
 6.00%, 3/23/27 (b)                                                 2,000                2,000
 6.00%, 3/23/27 (b)(f)                                              3,250                3,250
SACO I Trust,
 5.72%, 7/25/35 (a)                                                 1,694                1,694
 Series 2006-1, Class A, 5.49%, 9/25/35 (a)(c)                      5,046                5,048
 Series 2006-12, Class 1M1, 5.63%, 11/25/36 (a)(c)                  4,000                4,000
 Series 2006-12, Class 1M1, 5.63%, 11/25/36 (a)                     2,500                2,500
Salomon Brothers Mortgage Securities,
 Series 2002-KEY2, Class C, 5.05%, 3/18/36                          1,417                1,390
Salomon Brothers Mortgage Securities VII,
 Series 2002-KEY2, Class A3, 4.87%, 3/18/36                         2,270                2,215
SBA CMBS Trust, Series 2006-1A,
 Class D, 5.85%, 11/15/36 (b)                                       3,100                3,085
 Class E, 6.17%, 11/15/36 (b)                                       1,350                1,346
Science Applications International Co.,
 5.50%, 7/1/33                                                      2,105                1,834
SLM Corp., 2.46%, 10/8/08 (a)                                       1,500                1,459
SLM Corp., 2.43%, 4/1/09 (a)                                        1,260                1,226
SLM Corp., 2.56%, 12/15/14 (a)                                      1,000                  945
SLM Corp., 5.00%, 4/15/15                                             175                  167
Sovrisc BV, 5.25%, 4/30/11                                          2,000                2,006
Sprint Capital Corp., 8.75%, 3/15/32                                  600                  712
Structured Asset Securities Corp.,
 5.15%, 12/25/34 (a)                                                1,245                1,199
Suntrust Alternative Loan Trust,
 Series 2005-1F, Class B3, 6.07%, 12/25/35  (a)                     3,191                2,855
TAQA ABU DHABI National, 5.88%, 10/27/16 (b)                        1,100                1,098
Tennessee Valley Authority, 6.39%, 12/15/17 **                      5,000                2,849
Thornburg Mortgage Securities Trust,
 Series 2004-2, Class A3, 5.63%, 6/25/44 (a)(c)                     2,530                2,528
Trans-Canada Pipeline, 5.60%, 3/31/34                                 750                  703
Trapeza CDO LLC, Series 2007-12A,
 Class C1, 6.51%, 4/6/42 (a)(b)(c)                                  1,000                1,000
 Class C1, 6.51%, 4/6/42 (a)(b)                                     3,000                3,000
Travelers Property Casualty Corp., 7.75%, 4/15/26                      85                  101
Truck Retail Installment Paper Corp.,
 5.59%, 12/15/16 (a)(b)(c)                                          6,950                6,969
U.S. Bank, N.A., 3.75%, 2/6/09                                      2,500                2,428
UBS Preferred Funding Trust I, 8.62%, 10/29/49 (a)                    925                1,020
UPFC Auto Receivables Trust,
 Series 2004-A, Class A3, 3.27%, 9/15/10                            1,028                1,018
Vale Overseas, Ltd., 6.25%, 1/23/17                                 1,975                1,979
Vanderbilt Acquisition Loan Trust,
 Series 2002-1, Class A4, 6.57%, 5/7/27                             2,725                2,825
Vectren Utility Holdings, 5.45%, 12/1/2015                          1,000                  961
Washington Mutual,
 Series 2003-AR9, Class 1A6, 4.05%, 9/25/33 (a)                     5,862                5,739
 Series 2004-AR3, Class A-2, 4.24%, 6/25/34                         1,592                1,565
Wells Fargo Mortgage Backed Securities Trust,
 5.14%, 5/25/35 (a)                                                 2,888                2,815
 Series 2003-N, 4.75%, 12/25/33 (a)                                 4,095                3,928
WMALT Mortgage Pass-through Certificates,
 Series 2005-1, Class 1A2, 5.50%, 3/25/35 (a)                       1,855                1,833
YUM! Brands Inc., 7.70%, 7/1/12 (c)                                 1,250                1,354
                                                                                      --------      ------
Total Corporate Bonds                                                                  564,900       71.7%
                                                                                      --------      ------

FOREIGN BONDS

France Telecom, 8.75%, 3/1/31                                         650                  850
Korea Electric Power, 4.25%, 9/12/07 (b)                            1,000                  992
                                                                                      --------
Total Foreign Bonds                                                                      1,842        0.2%
                                                                                      --------      ------
U.S. GOVERNMENT AGENCIES
FANNIE MAE
 6.25%, 1/25/08                                                       805                  806
 5.30%, 5/8/08                                                      2,445                2,443
 4.00%, 9/2/08                                                      1,000                  981
 6.05%, 12/1/08                                                     2,810                2,827
 6.38%, 6/15/09                                                         1                1,131
 6.63%, 9/15/09                                                     1,000                1,037
 4.62%, 4/25/10                                                       683                  672
 4.40%, 12/25/12                                                      638                  615
 5.65%, 4/10/13 (d)                                                 4,675                4,670
 6.00%, 5/1/17                                                        198                  201
 6.50%, 6/1/17                                                        283                  290
 6.50%, 8/1/17                                                        209                  214
 5.50%, 1/1/18                                                         14                   14
 5.50%, 2/1/18                                                          8                    8
 4.50%, 5/1/18 TBA                                                  7,200                6,911
 6.00%, 5/1/18                                                      1,007                1,020
 5.50%, 2/1/25                                                      1,366                1,353
 5.00%, 5/1/25                                                      2,233                2,162
 7.50%, 6/1/28                                                        232                  243
 6.50%, 8/1/28                                                        207                  212
 6.50%, 6/1/29                                                        189                  194
 6.50%, 4/1/32                                                        422                  432
 6.50%, 6/1/32                                                        775                  793
 7.00%, 6/1/32                                                        220                  228
 6.50%, 7/1/32                                                      1,199                1,226
 7.50%, 12/1/32                                                       170                  177
 6.00%, 1/1/33                                                        368                  371
 6.00%, 1/1/33 TBA                                                 14,000               14,049
 6.50%, 3/1/33                                                        315                  321
 5.00%, 5/1/33 TBA                                                 14,000               13,431
 5.50%, 5/1/33 TBA                                                  8,500                8,360
 6.00%, 8/25/33 (a)                                                 2,474                2,458
 5.50%, 12/25/33                                                      900                  893
 5.50%, 5/25/34                                                     3,150                3,037
 5.22%, 8/1/34                                                        145                  144
 7.00%, 9/1/34                                                        139                  143
 4.31%, 1/1/35                                                      2,111                2,071
 5.50%, 6/1/35                                                        827                  813
 6.00%, 7/1/35                                                      4,399                4,415
 6.00%, 9/1/35                                                      2,393                2,402
 5.00%, 11/1/35                                                     3,834                3,681
 6.00%, 1/1/36                                                      4,229                4,245
 5.62%, 4/25/36 (a)(c)                                              5,889                5,893
 6.50%, 8/1/36                                                      1,166                1,180
 7.00%, 9/1/36                                                      1,624                1,664
 3.99%, 3/25/40 (a)                                                    54                   54
 5.57%, 8/25/44 (a)                                                 1,128                1,130
                                                                                      --------
                                                                                       101,615       12.9%
                                                                                      --------      ------

FEDERAL HOME LOAN BANK

 4.50%, 8/8/08 (d)                                                  5,000                4,953
 4.06%, 8/25/09                                                     1,223                1,195
 4.00%, 2/25/10                                                       631                  611
 4.75%, 10/25/10 (a)                                                  859                  850
 5.13%, 11/15/10                                                      830                  824
 5.15%, 12/20/11                                                    2,425                2,402
 4.84%, 1/25/12                                                       778                  786
 5.87%, 9/15/36 (a)(c)                                              2,482                2,489
                                                                                      --------
                                                                                        14,110        1.8%
                                                                                      --------      ------
FINANCING CORPORATION

 3.59%, 4/5/09 **                                                   2,000                1,790
 4.21%, 12/6/11 **                                                  2,000                1,570
 4.81%, 6/6/15 **                                                   2,000                1,308
 6.46%, 11/11/17 **                                                 1,000                  572
                                                                                      --------
                                                                                         5,240        0.7%
                                                                                      --------      ------

FREDDIE MAC

 5.00%, 1/30/09                                                     1,900                1,895
 5.73%, 12/28/09                                                    5,000                5,011
 5.50%, 7/15/10                                                     1,000                1,000
 6.88%, 9/15/10                                                     2,000                2,117
 5.88%, 3/21/11                                                     1,000                1,022
 5.00%, 8/15/12                                                     2,275                2,262
 4.50%, 11/15/12                                                    1,000                  971
 4.65%, 10/10/13                                                   1,300                1,248
 5.25%, 4/18/16                                                    2,000                2,015
 4.00%, 1/15/17                                                    7,500                7,078
 4.00%, 12/15/21                                                     336                  333
 5.00%, 2/15/25                                                    3,245                3,064
 7.00%, 6/1/26                                                       724                  745
 6.50%, 1/1/29                                                     1,547                1,587
 7.00%, 1/1/32                                                       131                  136
 6.50%, 7/1/32                                                       265                  271
 7.00%, 8/1/32                                                       576                  593
 6.50%, 9/1/32                                                       154                  157
 5.00%, 12/15/32                                                   1,128                1,126
 5.50%, 2/1/33 TBA                                                12,900               12,695
 6.00%, 9/1/33                                                       622                  625
 5.00%, 1/15/34                                                    1,000                  936
 6.50%, 5/15/34 (a)                                                3,406                3,367
 4.50%, 6/1/34                                                       913                  851
 4.50%, 9/1/34                                                     1,170                1,091
 5.50%, 7/15/35                                                    1,977                1,859
 6.00%, 11/1/35 TBA                                                2,000                2,008
 5.97%, 6/1/36 (a)                                                   125                  125
 5.72%, 7/15/36 (a)(c)                                             1,922                1,929
 6.11%, 1/1/37 (a)                                                 5,951                5,984
                                                                                     --------
                                                                                       64,101        8.1%
                                                                                     --------      ------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

 9.50%, 12/15/09                                                     812                  838
 3.59%, 11/16/17                                                     420                  408
 3.96%, 9/16/21                                                      670                  655
 3.27%, 1/16/23                                                      819                  787
 4.39%, 5/16/23                                                      804                  788
 5.50%, 2/20/31                                                    2,000                1,993
 5.50%, 12/20/32                                                   1,000                  976
 5.00%, 7/1/33 TBA                                                 4,000                3,862
 5.50%, 10/1/33 TBA                                                5,000                4,949
 5.03%, 11/16/33                                                   5,640                5,435
 5.50%, 11/20/33                                                   1,000                  960
 0.97%, 6/17/45                                                   13,376                  723
 0.52%, 3/16/46                                                   13,928                  582
 0.57%, 4/16/46                                                   62,740                2,409
 0.80%, 5/16/46                                                   44,731                2,493
 3.40%, 5/16/46 (a)                                                2,543                1,613
 0.91%, 8/16/46                                                   34,899                2,075
 1.06%, 12/16/47                                                   3,322                  194
 1.00%, 2/16/48                                                   45,953                2,888
 1.065%, 2/16/48                                                  79,721                4,644
                                                                                     --------
                                                                                       39,272        5.0%
                                                                                     --------      ------
SMALL BUSINESS ADMINISTRATION,
 4.94%, 8/10/15 (c)                                                3,585                3,515        0.5%
TENNESSEE VALLEY AUTHORITY, 6.79%, 5/23/12                         1,000                1,078        0.1%
                                                                                     --------      ------
Total U.S. Government Agencies                                                        228,931       29.1%
                                                                                     --------      ------
U.S. TREASURY OBLIGATIONS
U.S. TREASURY BILL 6.58%, 6/6/18 **                                1,000                  555
U.S. TREASURY BONDS 4.50%, 2/15/36 (d)                             3,525                3,295
U.S. TREASURY NOTES 2.38%, 4/15/11                                   500                  506
U.S. TREASURY NOTES 4.63%, 11/15/16 (d)                            3,000                2,954
U.S. TREASURY STRIPS 5.45%, 5/15/17 **(d)                          5,580                3,374
U.S. TREASURY STRIPS 5.00%, 11/15/27 **                            7,400                2,629
                                                                                     --------
Total U.S. Treasury Obligations                                                        13,313        1.7%
                                                                                     --------      ------
                                                            SHARES
                                                          ----------
INVESTMENTS IN AFFILIATES (e)
Fifth Third Institutional

 Government Money Market Fund                                  8,586,054                8,586
Fifth Third Institutional
 Money Market Fund                                            22,430,813               22,431
                                                                                     --------
Total Investments in Affiliates                                                        31,017        4.0%
                                                                                     --------      ------

                                                          PRINCIPAL
                                                          ----------
SHORT-TERM SECURITIES HELD AS
   COLLATERAL FOR SECURITIES LENDING

Pool of various securities for Fifth Third Funds                 $25,818               25,818
                                                                                     --------
Total Short-Term Securities held as

   Collateral for Securities Lending                                                   25,818        3.3%
                                                                                     --------      ------
TOTAL INVESTMENTS                                                                     884,822      112.4%

LIABILITIES IN EXCESS OF OTHER ASSETS                                                 (97,321)     -12.4%
                                                                                     --------      ------
NET ASSETS - 100.0%                                                                  $787,501      100.0%
                                                                                    =========      ======
Total Investments Cost +                                                             $890,391
                                                                                    =========
-------------------------------------------
For federal income tax purposes:

Total investments cost                                                               $892,105
                                                                                    =========

Gross unrealized appreciation                                                         $ 2,741
Gross unrealized depreciation                                                         (10,024)
                                                                                     --------
Net unrealized depreciation                                                          $ (7,283)
                                                                                    =========

     **   Rate represents the effective yield at purchase.

     +    Rep financial reporting purposes.

     (a) Variable rate security. Rate presented represents rate in effect at January 31, 2007. Maturity date represents actual maturity date.

     (b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

     (c) All or part of this security has been deposited as collateral for TBA security.

     (d)  All or part of this security was on loan at January 31, 2007.

     (e)  Investment is in Institutional Shares of indicated fund.

     (f)  Rate reflected is an investment rate of return.

     TBA  - To be announced.

     No Pro Forma Adjustments columns are provided as no adjustments have been made to investments owned on the Pro Forma Schedules of Investments as the investments of the Pro Forma Fund are not unsuitable nor contrary to the investment objectives of the Pro Forma Fund.

                  See notes to pro forma financial statements.

As of January 31, 2007, the securities on loan information is as follows:

                                                                                             MARKET
                                                                           OPEN              VALUE OF               AVERAGE
                                                        CASH            COLLATERAL            LOANED                 LOAN
                                                     COLLATERAL         COMMITMENTS         SECURITIES           OUTSTANDING @
BOND FUND                                               $ 9,231                $ 31             $ 8,977                 $ 6,200
INTERMEDIATE BOND FUND                                   16,587                  30              16,132                  19,852
U.S. GOVERNMENT BOND FUND                                     -                   -                   -                       -

PRO FORMA FUND - MERGER SCENARIO 1                      $25,818                $ 61            $ 25,109                $ 26,052
PRO FORMA FUND - MERGER SCENARIO 2                      $ 9,231                $ 31             $ 8,977                 $ 6,200
PRO FORMA FUND - MERGER SCENARIO 3                      $25,818                $ 61            $ 25,109                $ 26,052

     @    For periods when securities lending was utilized.

The cash collateral received by all the funds of the Fifth Third Funds at January 31, 2007, was pooled and invested in the following:

SECURITY TYPE            SECURITY NAME                           VALUE     RATE      MATURITY DATE
----------------------   --------------------------------      --------    ------    -------------
Floating Rate Security   American Express Bank                 $ 35,000    5.29%   11/20/07
Floating Rate Security   Bank of New York Co., Inc.              40,000    5.31%    2/11/08
Floating Rate Security   BMW                                     30,000    5.30%     2/5/08
Floating Rate Security   Canadian Imperial Bank NY               20,000    5.30%    1/24/08
Floating Rate Security   Florida Heart Group                      8,595    5.32%     4/1/14
Floating Rate Security   General Electric Capital Corp.           7,702    5.45%     7/9/07
Floating Rate Security   Guiding Light Church                    10,700    5.32%     3/1/25
Floating Rate Security   IBM Corp.                               35,000    5.31%     2/8/08
Floating Rate Security   Lehman                                  10,002    5.37%    5/31/07
Floating Rate Security   Merrill Lynch                           30,000    5.36%    5/29/07
Floating Rate Security   Morgan Stanley                          10,000    5.34%     2/4/08
Floating Rate Security   Morgan Stanley                           5,000    5.34%     2/4/08
Floating Rate Security   Morgan Stanley                          25,000    5.38%     2/4/08
Floating Rate Security   National Australia Bank                 25,000    5.29%     2/7/08
Repurchase Agreement     Barclays Capital Markets               109,920    5.25%     2/1/07
Repurchase Agreement     Deutsche Bank Securities, Inc.          58,458    5.26%     2/1/07

The investment concentrations for the following funds as a percentage of net assets, by industry, as of January 31, 2007, were as follows:

                                                                   U. S.             MERGER             MERGER            MERGER
                                             INTERMEDIATE       GOVERNMENT         SCENARIO 1         SCENARIO 2        SCENARIO 3
                                BOND             BOND              BOND            PRO FORMA          PRO FORMA         PRO FORMA
                                FUND             FUND              FUND               FUND               FUND              FUND
Aerospace/Defense                 1.0%           0.2%              0.0%                0.5%               0.8%             0.5%
Agency Collateral CMO             0.7%           0.7%              1.6%                0.7%               0.8%             0.8%
Automobile ABS                    5.6%           1.2%              0.0%                2.9%               4.7%             2.7%
Banks                             2.3%           6.7%              0.0%                5.0%               2.0%             4.7%
Cash Equivalents                  3.3%           3.6%              0.0%                3.5%               2.8%             3.3%
Commercial MBS                   15.3%          17.0%              0.0%               16.3%              13.0%            15.3%
Commercial Services               0.7%           0.0%              0.0%                0.3%               0.6%             0.2%
Diversified Financial Services    7.2%           6.1%              0.0%                6.5%               6.1%             6.1%
Electric                          0.5%           1.1%              0.0%                0.9%               0.4%             0.8%
FHLMC Collateral                  0.0%           1.3%              0.0%                0.8%               0.0%             0.8%
Food                              0.2%           0.0%              0.0%                0.1%               0.2%             0.1%
Home Equity ABS                   1.4%           4.6%              0.0%                3.4%               1.2%             3.2%
Insurance                         0.0%           0.2%              0.0%                0.1%               0.0%             0.1%
Investment Companies              1.9%           3.8%             17.1%                3.1%               4.2%             4.0%
Media                             1.2%           0.0%              0.0%                0.5%               1.0%             0.4%
Mining                            0.0%           0.4%              0.0%                0.2%               0.0%             0.2%
Oil & Gas                         1.0%           2.3%              0.0%                1.8%               0.8%             1.7%
Other ABS                         7.5%           8.7%              7.0%                8.2%               7.4%             8.2%
Pipelines                         0.3%           0.4%              0.0%                0.4%               0.3%             0.3%
Retail                            0.8%           0.4%              0.0%                0.6%               0.7%             0.5%
Sovereign                        52.7%           9.9%             82.7%               26.1%              57.2%            29.7%
Telecommunications                0.8%           0.3%              0.0%                0.5%               0.7%             0.5%
WL Collateral CMO                22.7%          34.9%              0.0%               30.2%              19.3%            28.3%
                               -------        -------           -------             -------            -------          -------
                                127.1%         103.8%            108.4%              112.6%             124.2%           112.4%
                               =======        =======           =======             =======            =======          =======

PRO FORMA COMBINED
SCHEDULES OF PORTFOLIO INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
(DOLLAR AMOUNTS IN THOUSANDS, EXCEPT SHARES)

                                                                                    MID CAP GROWTH FUND
                                                                    -------                -------             ------
                                                                    SHARES                  VALUE                %
                                                                    -------                -------             ------
COMMON STOCKS

Abercrombie & Fitch Co., Class A (a)                                 94,800              $ 7,541
Accenture Ltd., Class A                                                   -                    -
Advanced Energy Industries, Inc. *                                        -                    -
Affiliated Managers Group, Inc. * (a)                                57,800                6,439
Akamai Technologies, Inc. * (a)                                      68,200                3,831
Allegheny Technologies, Inc.                                         76,200                7,886
Allergan, Inc.                                                       31,700                3,700
Alliance Data Systems Corp. *                                        98,200                6,671 (a)
Amdocs Ltd. *                                                       171,500                5,948
Amkor Technology, Inc. * (a)                                              -                    -
Arris Group, Inc. *                                                       -                    -
Atmel Corp. *                                                             -                    -
Autodesk, Inc. *                                                    123,000                5,378
BEA Systems, Inc. *                                                       -                    -
BMC Software, Inc. *                                                      -                    -
Brocade Communications Systems, Inc. * (a)                                -                    -
C.H. Robinson Worldwide, Inc. (a)                                   102,800                5,454
CACI International, Inc., Class A * (a)                              60,000                2,822
Cadence Design Systems, Inc. * (a)                                  319,300                6,034
CapitalSource, Inc. (a)                                             240,400                6,681
Carters, Inc. * (a)                                                 218,000                5,537
Children's Place Retail Stores, Inc. *                               71,500                3,876
Cisco Systems, Inc. *                                                     -                    -
Coach, Inc. *                                                        89,600                4,109
Cognizant Technology Solutions Corp. *                               42,200                3,599
Coldwater Creek, Inc. * (a)                                         227,700                4,247
Comcast Corp., Class A *                                                  -                    -
Commscope, Inc. *                                                         -                    -
Community Health Systems, Inc. *                                    100,900                3,607
Complete Production Services, Inc. * (a)                            116,504                2,315
Compuware Corp. *                                                         -                    -
Corporate Executive Board Co. (a)                                    75,200                6,823
Covance, Inc. *                                                      82,600                5,093
Coventry Health Care, Inc. *                                         83,500                4,304
Cytyc Corp. *                                                       222,100                6,423
DaVita, Inc. *                                                      113,800                6,213
Dell, Inc. *                                                              -                    -
Diebold, Inc.                                                             -                    -
Digital River, Inc. * (a)                                                 -                    -
E*TRADE Financial Corp. *                                           222,100                5,415
Electronic Arts, Inc. *                                              99,100                4,955
Express Scripts, Inc. *                                              93,800                6,520
FormFactor, Inc. *                                                  118,400                4,813
Gardner Denver, Inc. *                                              138,600                5,343
GEN-Probe, Inc. * (a)                                                78,900                4,081
General Cable Corp. * (a)                                                 -                    -
Getty Images, Inc. * (a)                                                  -                    -
GlobalSantaFe Corp.                                                 100,000                5,801
Guess?, Inc. *                                                       98,150                7,077
Herbalife Ltd. *                                                    139,500                4,576
IDEX Corp.                                                           59,600                3,093
IBM Corp.                                                                 -                    -
Intersil Corp., Class A                                                   -                    -
Intuit, Inc. *                                                       60,000                1,887
ITT Industries, Inc.                                                 90,800                5,416
J.C. Penney Co., Inc.                                                68,100                5,532
Jones Lang LaSalle, Inc.                                             56,900                5,946
Joy Global, Inc.                                                    134,150                6,234
Laureate Education, Inc. * (a)                                       82,318                4,967
Lexmark International, Inc. *                                             -                    -
Manpower, Inc.                                                       89,900                6,556
Marriott International, Inc., Class A                               156,000                7,510
Martin Marietta Materials, Inc.                                      53,200                6,141
MEMC Electronic Materials, Inc. *                                   136,800                7,169
Mentor Graphics Corp. * (a)                                               -                    -
MICROS Systems, Inc. *                                               73,400                4,132
Microsoft Corp.                                                           -                    -
Microstrategy, Inc., Class A *                                            -                    -
National Semiconductor Corp.                                        217,500                5,031 (a)
National-Oilwell Varco, Inc. *                                      109,200                6,622
Network Appliance, Inc. *                                            92,700                3,486
NII Holdings, Inc. * (a)                                            126,600                9,343
NovAtel, Inc. *                                                           -                    -
NVIDIA Corp. *                                                       52,400                1,606
Pharmaceutical Product Development, Inc.                            149,600                5,161
Polo Ralph Lauren Corp.                                              64,200                5,268
Polycom, Inc. *                                                           -                    -
Precision Castparts Corp.                                           108,300                9,627
ProAssurance Corp. *                                                107,000                5,435
Psychiatric Solutions, Inc. *                                        49,000                1,908
Respironics, Inc. *                                                 172,500                7,349
Scientific Games Corp., Class A * (a)                               162,400                5,041
Silicon Image, Inc. *                                                     -                    -
Spirit Aerosystems Holdings, Inc. *                                 140,000                4,288
Starwood Hotels & Resorts Worldwide, Inc.                            73,400                4,593
Stericycle, Inc. * (a)                                               71,600                5,513
Sykes Enterprises, Inc. *                                                 -                    -
Symantec Corp. * (a)                                                      -                    -
Synopsys, Inc. *                                                          -                    -
T. Rowe Price Group, Inc. (a)                                       150,500                7,222
Taiwan Semiconductor Manufacturing Co., Ltd.                              -                    -
Thermo Electron Corp. *                                             143,100                6,847
Tibco Software, Inc. *                                                    -                    -
Time Warner Telecom, Inc., Class A * (a)                            339,493                7,903
Tractor Supply Co. * (a)                                             91,800                4,620
TTM Technologies, Inc. *                                                  -                    -
Ultra Petroleum Corp. *                                              63,300                3,304
Urban Outfitters, Inc. * (a)                                        146,800                3,582
Valueclick, Inc. *                                                        -                    -
VCA Antech, Inc. *                                                  156,000                5,245
VeriSign, Inc. *                                                          -                    -
WESCO International, Inc. *                                         110,100                6,685
Western Digital Corp. *                                             185,600                3,638
Western Union Corp.                                                       -                    -
Xerox Corp. *                                                             -                    -
XTO Energy, Inc.                                                     87,200                4,401
                                                                                        --------
TOTAL COMMON STOCKS                                                                      371,413            98.5%

INVESTMENTS IN AFFILIATES (b)                              SHARES/ PRINCIPAL             VALUE
                                                               ---------                --------
Fifth Third Institutional Money Market Fund                       8,024,374                8,024
                                                                                        --------
TOTAL INVESTMENTS IN AFFILIATES                                                            8,024             2.1%

SHORT-TERM SECURITIES HELD AS
COLLATERAL FOR SECURITIES LENDING

Pool of various securities for Fifth Third Funds                   $ 82,392               82,392
                                                                                        --------
TOTAL SHORT-TERM SECURITIES HELD AS
COLLATERAL FOR SECURITIES LENDING                                                         82,392            21.8%
                                                                                        --------           ------
TOTAL INVESTMENTS                                                                        461,829           122.4%
LIABILITIES IN EXCESS OF OTHER ASSETS                                                    (84,547)          -22.4%
                                                                                        --------           ------
NET ASSETS                                                                             $ 377,282           100.0%
                                                                                        ========           ======

TOTAL INVESTMENTS COST +                                                               $ 371,158
                                                                                        ========
---------------------------------------------
For federal income tax purposes:

Total investments cost                                                                 $ 372,254
                                                                                        ========

Gross unrealized appreciation                                                           $ 95,187
Gross unrealized depreciation                                                             (5,612)
                                                                                        --------
Net unrealized appreciation (depreciation)                                              $ 89,575
                                                                                        ========



                                                                                           TECHNOLOGY FUND
                                                                           -------           -------        ------
                                                                            SHARES            VALUE           %
                                                                           -------           -------        ------
COMMON STOCKS

Abercrombie & Fitch Co., Class A (a)                                             -              $ -
Accenture Ltd., Class A                                                     50,000            1,888
Advanced Energy Industries, Inc. *                                          82,500            1,430
Affiliated Managers Group, Inc. * (a)                                            -                -
Akamai Technologies, Inc. * (a)                                                  -                -
Allegheny Technologies, Inc.                                                     -                -
Allergan, Inc.                                                                   -                -
Alliance Data Systems Corp. *                                               23,000            1,562
Amdocs Ltd. *                                                                    -                -
Amkor Technology, Inc. * (a)                                               180,000            1,895
Arris Group, Inc. *                                                        101,000            1,436
Atmel Corp. *                                                              219,500            1,313
Autodesk, Inc. *                                                                 -                -
BEA Systems, Inc. *                                                        160,000            1,973
BMC Software, Inc. *                                                        43,500            1,496
Brocade Communications Systems, Inc. * (a)                                 200,000            1,716
C.H. Robinson Worldwide, Inc. (a)                                                -                -
CACI International, Inc., Class A * (a)                                          -                -
Cadence Design Systems, Inc. * (a)                                          50,000              945
CapitalSource, Inc. (a)                                                          -                -
Carters, Inc. * (a)                                                              -                -
Children's Place Retail Stores, Inc. *                                           -                -
Cisco Systems, Inc. *                                                       50,000            1,330
Coach, Inc. *                                                                    -                -
Cognizant Technology Solutions Corp. *                                           -                -
Coldwater Creek, Inc. * (a)                                                      -                -
Comcast Corp., Class A *                                                    47,500            2,106
Commscope, Inc. *                                                           60,000            1,938
Community Health Systems, Inc. *                                                 -                -
Complete Production Services, Inc. * (a)                                         -                -
Compuware Corp. *                                                          143,500            1,287
Corporate Executive Board Co. (a)                                                -                -
Covance, Inc. *                                                                  -                -
Coventry Health Care, Inc. *                                                     -                -
Cytyc Corp. *                                                                    -                -
DaVita, Inc. *                                                                   -                -
Dell, Inc. *                                                                82,500            2,001
Diebold, Inc.                                                               19,900              922
Digital River, Inc. * (a)                                                   20,000            1,024
E*TRADE Financial Corp. *                                                        -                -
Electronic Arts, Inc. *                                                     20,000            1,000
Express Scripts, Inc. *                                                          -                -
FormFactor, Inc. *                                                               -                -
Gardner Denver, Inc. *                                                           -                -
GEN-Probe, Inc. * (a)                                                            -                -
General Cable Corp. * (a)                                                   25,000            1,078
Getty Images, Inc. * (a)                                                    30,000            1,477
GlobalSantaFe Corp.                                                              -                -
Guess?, Inc. *                                                                   -                -
Herbalife Ltd. *                                                                 -                -
IDEX Corp.                                                                       -                -
IBM Corp.                                                                   15,000            1,487
Intersil Corp., Class A                                                     50,000            1,178
Intuit, Inc. *                                                              30,000              944
ITT Industries, Inc.                                                             -                -
J.C. Penney Co., Inc.                                                            -                -
Jones Lang LaSalle, Inc.                                                         -                -
Joy Global, Inc.                                                                 -                -
Laureate Education, Inc. * (a)                                                   -                -
Lexmark International, Inc. *                                               25,000            1,576
Manpower, Inc.                                                                   -                -
Marriott International, Inc., Class A                                            -                -
Martin Marietta Materials, Inc.                                                  -                -
MEMC Electronic Materials, Inc. *                                                -                -
Mentor Graphics Corp. * (a)                                                 50,000              930
MICROS Systems, Inc. *                                                           -                -
Microsoft Corp.                                                             50,000            1,543
Microstrategy, Inc., Class A *                                              11,500            1,396
National Semiconductor Corp.                                                32,500              752
National-Oilwell Varco, Inc. *                                                   -                -
Network Appliance, Inc. *                                                        -                -
NII Holdings, Inc. * (a)                                                         -                -
NovAtel, Inc. *                                                             21,000              866
NVIDIA Corp. *                                                                   -                -
Pharmaceutical Product Development, Inc.                                         -                -
Polo Ralph Lauren Corp.                                                          -                -
Polycom, Inc. *                                                             40,000            1,345
Precision Castparts Corp.                                                        -                -
ProAssurance Corp. *                                                             -                -
Psychiatric Solutions, Inc. *                                                    -                -
Respironics, Inc. *                                                              -                -
Scientific Games Corp., Class A * (a)                                            -                -
Silicon Image, Inc. *                                                       76,500              925
Spirit Aerosystems Holdings, Inc. *                                              -                -
Starwood Hotels & Resorts Worldwide, Inc.                                        -                -
Stericycle, Inc. * (a)                                                           -                -
Sykes Enterprises, Inc. *                                                   84,500            1,235
Symantec Corp. * (a)                                                        76,000            1,346
Synopsys, Inc. *                                                            40,000            1,064
T. Rowe Price Group, Inc. (a)                                                    -                -
Taiwan Semiconductor Manufacturing Co., Ltd.                               215,000            2,345
Thermo Electron Corp. *                                                          -                -
Tibco Software, Inc. *                                                     116,500            1,081
Time Warner Telecom, Inc., Class A * (a)                                         -                -
Tractor Supply Co. * (a)                                                         -                -
TTM Technologies, Inc. *                                                    92,500              991
Ultra Petroleum Corp. *                                                          -                -
Urban Outfitters, Inc. * (a)                                                     -                -
Valueclick, Inc. *                                                          47,500            1,212
VCA Antech, Inc. *                                                               -                -
VeriSign, Inc. *                                                            75,000            1,792
WESCO International, Inc. *                                                      -                -
Western Digital Corp. *                                                          -                -
Western Union Corp.                                                         92,500            2,066
Xerox Corp. *                                                               65,000            1,118
XTO Energy, Inc.                                                                 -                -
                                                                                           --------
TOTAL COMMON STOCKS                                                                          57,009      99.6%

INVESTMENTS IN AFFILIATES (b)                                      SHARES/ PRINCIPAL         VALUE
                                                                       ---------           --------
Fifth Third Institutional Money Market Fund                              1,113,529            1,114
                                                                                           --------
TOTAL INVESTMENTS IN AFFILIATES                                                               1,114       1.9%

SHORT-TERM SECURITIES HELD AS
COLLATERAL FOR SECURITIES LENDING

Pool of various securities for Fifth Third Funds                           $ 8,589            8,589
                                                                                           --------
TOTAL SHORT-TERM SECURITIES HELD AS
COLLATERAL FOR SECURITIES LENDING                                                             8,589      15.0%
                                                                                           --------     ------
TOTAL INVESTMENTS                                                                            66,712     116.5%
LIABILITIES IN EXCESS OF OTHER ASSETS                                                        (9,444)    -16.5%
                                                                                           --------     ------
NET ASSETS                                                                                 $ 57,268     100.0%
                                                                                           ========     ======

TOTAL INVESTMENTS COST +                                                                    $65,144
                                                                                           ========
---------------------------------------------
For federal income tax purposes:

Total investments cost                                                                     $ 65,422
                                                                                           ========

Gross unrealized appreciation                                                                $2,749
Gross unrealized depreciation                                                                (1,459)
                                                                                           --------
Net unrealized appreciation (depreciation)                                                   $1,290
                                                                                           ========

                                                                PRO FORMA
                                                                ADJUSTMENTS                           PRO FORMA FUND
                                                            -------      -------         -------           -------       ------
                                                            SHARES        VALUE          SHARES             VALUE           %
                                                            -------      -------         -------           -------       ------
COMMON STOCKS

Abercrombie & Fitch Co., Class A (a)                            -          $ -            94,800           $ 7,541
Accenture Ltd., Class A                                                                   50,000             1,888
Advanced Energy Industries, Inc. *                                                        82,500             1,430
Affiliated Managers Group, Inc. * (a)                                                     57,800             6,439
Akamai Technologies, Inc. * (a)                                                           68,200             3,831
Allegheny Technologies, Inc.                                                              76,200             7,886
Allergan, Inc.                                                                            31,700             3,700
Alliance Data Systems Corp. *                                                            121,200             8,233
Amdocs Ltd. *                                                                            171,500             5,948
Amkor Technology, Inc. * (a)                                                             180,000             1,895
Arris Group, Inc. *                                                                      101,000             1,436
Atmel Corp. *                                                                            219,500             1,313
Autodesk, Inc. *                                                                         123,000             5,378
BEA Systems, Inc. *                                                                      160,000             1,973
BMC Software, Inc. *                                                                      43,500             1,496
Brocade Communications Systems, Inc. * (a)                                               200,000             1,716
C.H. Robinson Worldwide, Inc. (a)                                                        102,800             5,454
CACI International, Inc., Class A * (a)                                                   60,000             2,822
Cadence Design Systems, Inc. * (a)                                                       369,300             6,979
CapitalSource, Inc. (a)                                                                  240,400             6,681
Carters, Inc. * (a)                                                                      218,000             5,537
Children's Place Retail Stores, Inc. *                                                    71,500             3,876
Cisco Systems, Inc. *                                                                     50,000             1,330
Coach, Inc. *                                                                             89,600             4,109
Cognizant Technology Solutions Corp. *                                                    42,200             3,599
Coldwater Creek, Inc. * (a)                                                              227,700             4,247
Comcast Corp., Class A *                                                                  47,500             2,106
Commscope, Inc. *                                                                         60,000             1,938
Community Health Systems, Inc. *                                                         100,900             3,607
Complete Production Services, Inc. * (a)                                                 116,504             2,315
Compuware Corp. *                                                                        143,500             1,287
Corporate Executive Board Co. (a)                                                         75,200             6,823
Covance, Inc. *                                                                           82,600             5,093
Coventry Health Care, Inc. *                                                              83,500             4,304
Cytyc Corp. *                                                                            222,100             6,423
DaVita, Inc. *                                                                           113,800             6,213
Dell, Inc. *                                                                              82,500             2,001
Diebold, Inc.                                                                             19,900               922
Digital River, Inc. * (a)                                                                 20,000             1,024
E*TRADE Financial Corp. *                                                                222,100             5,415
Electronic Arts, Inc. *                                                                  119,100             5,955
Express Scripts, Inc. *                                                                   93,800             6,520
FormFactor, Inc. *                                                                       118,400             4,813
Gardner Denver, Inc. *                                                                   138,600             5,343
GEN-Probe, Inc. * (a)                                                                     78,900             4,081
General Cable Corp. * (a)                                                                 25,000             1,078
Getty Images, Inc. * (a)                                                                  30,000             1,477
GlobalSantaFe Corp.                                                                      100,000             5,801
Guess?, Inc. *                                                                            98,150             7,077
Herbalife Ltd. *                                                                         139,500             4,576
IDEX Corp.                                                                                59,600             3,093
IBM Corp.                                                                                 15,000             1,487
Intersil Corp., Class A                                                                   50,000             1,178
Intuit, Inc. *                                                                            90,000             2,831
ITT Industries, Inc.                                                                      90,800             5,416
J.C. Penney Co., Inc.                                                                     68,100             5,532
Jones Lang LaSalle, Inc.                                                                  56,900             5,946
Joy Global, Inc.                                                                         134,150             6,234
Laureate Education, Inc. * (a)                                                            82,318             4,967
Lexmark International, Inc. *                                                             25,000             1,576
Manpower, Inc.                                                                            89,900             6,556
Marriott International, Inc., Class A                                                    156,000             7,510
Martin Marietta Materials, Inc.                                                           53,200             6,141
MEMC Electronic Materials, Inc. *                                                        136,800             7,169
Mentor Graphics Corp. * (a)                                                               50,000               930
MICROS Systems, Inc. *                                                                    73,400             4,132
Microsoft Corp.                                                                           50,000             1,543
Microstrategy, Inc., Class A *                                                            11,500             1,396
National Semiconductor Corp.                                                             250,000             5,783
National-Oilwell Varco, Inc. *                                                           109,200             6,622
Network Appliance, Inc. *                                                                 92,700             3,486
NII Holdings, Inc. * (a)                                                                 126,600             9,343
NovAtel, Inc. *                                                                           21,000               866
NVIDIA Corp. *                                                                            52,400             1,606
Pharmaceutical Product Development, Inc.                                                 149,600             5,161
Polo Ralph Lauren Corp.                                                                   64,200             5,268
Polycom, Inc. *                                                                           40,000             1,345
Precision Castparts Corp.                                                                108,300             9,627
ProAssurance Corp. *                                                                     107,000             5,435
Psychiatric Solutions, Inc. *                                                             49,000             1,908
Respironics, Inc. *                                                                      172,500             7,349
Scientific Games Corp., Class A * (a)                                                    162,400             5,041
Silicon Image, Inc. *                                                                     76,500               925
Spirit Aerosystems Holdings, Inc. *                                                      140,000             4,288
Starwood Hotels & Resorts Worldwide, Inc.                                                 73,400             4,593
Stericycle, Inc. * (a)                                                                    71,600             5,513
Sykes Enterprises, Inc. *                                                                 84,500             1,235
Symantec Corp. * (a)                                                                      76,000             1,346
Synopsys, Inc. *                                                                          40,000             1,064
T. Rowe Price Group, Inc. (a)                                                            150,500             7,222
Taiwan Semiconductor Manufacturing Co., Ltd.                                             215,000             2,345
Thermo Electron Corp. *                                                                  143,100             6,847
Tibco Software, Inc. *                                                                   116,500             1,081
Time Warner Telecom, Inc., Class A * (a)                                                 339,493             7,903
Tractor Supply Co. * (a)                                                                  91,800             4,620
TTM Technologies, Inc. *                                                                  92,500               991
Ultra Petroleum Corp. *                                                                   63,300             3,304
Urban Outfitters, Inc. * (a)                                                             146,800             3,582
Valueclick, Inc. *                                                                        47,500             1,212
VCA Antech, Inc. *                                                                       156,000             5,245
VeriSign, Inc. *                                                                          75,000             1,792
WESCO International, Inc. *                                                              110,100             6,685
Western Digital Corp. *                                                                  185,600             3,638
Western Union Corp.                                                                       92,500             2,066
Xerox Corp. *                                                                             65,000             1,118
XTO Energy, Inc.                                                                          87,200             4,401
                                                                                                         ---------
TOTAL COMMON STOCKS                                                                                         428,422     98.6%

INVESTMENTS IN AFFILIATES (b)                                                       SHARES/ PRINCIPAL      VALUE
                                                                                       ---------         ---------
Fifth Third Institutional Money Market Fund                                            9,137,903             9,138
                                                                                                          --------
TOTAL INVESTMENTS IN AFFILIATES                                                                              9,138      2.1%

SHORT-TERM SECURITIES HELD AS
COLLATERAL FOR SECURITIES LENDING

Pool of various securities for Fifth Third Funds                                         $90,981            90,981
                                                                                                          --------
TOTAL SHORT-TERM SECURITIES HELD AS
COLLATERAL FOR SECURITIES LENDING                                                                           90,981     20.9%
                                                                                                          --------    ------
TOTAL INVESTMENTS                                                            -                             528,541    121.6%
LIABILITIES IN EXCESS OF OTHER ASSETS                                        -                             (93,991)   -21.6%
                                                                        ------                            --------    ------
NET ASSETS                                                                 $ -                           $ 434,550    100.0%
                                                                        ======                            ========    ======

TOTAL INVESTMENTS COST +                                                   $ -                           $ 436,302
                                                                        ======                            ========
---------------------------------------------
For federal income tax purposes:

Total investments cost                                                     $ -                           $ 437,676
                                                                        ======                            ========

Gross unrealized appreciation                                              $ -                             $97,936
Gross unrealized depreciation                                                -                              (7,071)
                                                                        ------                            --------
Net unrealized appreciation (depreciation)                                 $ -                             $90,865
                                                                       =======                            ========

   * Non-income producing security.

   (a) All or part of this security was on loan at January 31, 2007.

   (b) Investment is in Institutional Shares of indicated fund.

   + For financial reporting purposes.

                  See notes to pro forma financial statements.

As of January 31, 2007, the securities on loan information is as follows:

                                                                                           MARKET
                                                                          OPEN             VALUE OF            AVERAGE
                                                  CASH                 COLLATERAL           LOANED               LOAN
                                                COLLATERAL             COMMITMENTS         SECURITIES        OUTSTANDING **
                                                ----------             -----------         ----------        --------------
MID CAP GROWTH FUND                               $ 82,392              $ 1,643         $ 80,130              $ 100,086
TECHNOLOGY FUND                                      8,589                    2            8,353                 10,021
                                                ----------          -----------       ----------        ---------------
PRO FORMA FUND                                    $ 90,981              $ 1,645         $ 88,483              $ 110,107

 ** For periods when securities lending was utilized.

The cash collateral received by all the funds of Fifth Third Funds at January 31, 2007, was pooled and invested in the following:


SECURITY TYPE            SECURITY NAME                           VALUE     RATE      MATURITY DATE
----------------------   --------------------------------      --------    ------    -------------
Floating Rate Security   American Express Bank                 $ 35,000    5.29%   11/20/07
Floating Rate Security   Bank of New York Co., Inc.              40,000    5.31%    2/11/08
Floating Rate Security   BMW                                     30,000    5.30%     2/5/08
Floating Rate Security   Canadian Imperial Bank NY               20,000    5.30%    1/24/08
Floating Rate Security   Florida Heart Group                      8,595    5.32%     4/1/14
Floating Rate Security   General Electric Capital Corp.           7,702    5.45%     7/9/07
Floating Rate Security   Guiding Light Church                    10,700    5.32%     3/1/25
Floating Rate Security   IBM Corp.                               35,000    5.31%     2/8/08
Floating Rate Security   Lehman                                  10,002    5.37%    5/31/07
Floating Rate Security   Merrill Lynch                           30,000    5.36%    5/29/07
Floating Rate Security   Morgan Stanley                          10,000    5.34%     2/4/08
Floating Rate Security   Morgan Stanley                           5,000    5.34%     2/4/08
Floating Rate Security   Morgan Stanley                          25,000    5.38%     2/4/08
Floating Rate Security   National Australia Bank                 25,000    5.29%     2/7/08
Repurchase Agreement     Barclays Capital Markets               109,920    5.25%     2/1/07
Repurchase Agreement     Deutsche Bank Securities, Inc.          58,458    5.26%     2/1/07

The investment concentrations for these funds as a percentage of net assets, by industry, as of January 31, 2007, were as follows:

                                                          MID CAP
                                                           GROWTH                TECHNOLOGY         PRO FORMA
                                                            FUND                    FUND               FUND
                                                           -------                -------            -------
Advertising                                                    0.0%                 2.6%             0.3%
Apparel                                                        5.8%                 0.0%             5.0%
Banks                                                          1.8%                 0.0%             1.6%
Cash Equivalents                                              21.8%                15.0%            20.9%
Commercial Services                                            7.9%                 9.6%             8.1%
Computers                                                      5.2%                20.7%             7.1%
Distribution/Wholesale                                         1.8%                 0.0%             1.6%
Diversified Financial Services                                 5.1%                 0.0%             4.4%
Electrical Components & Equipment                              0.0%                 4.4%             0.6%
Electronics                                                    3.7%                 3.2%             3.6%
Entertainment                                                  1.3%                 0.0%             1.1%
Environmental Control                                          1.5%                 0.0%             1.3%
Healthcare-Products                                            6.4%                 0.0%             5.6%
Healthcare-Services                                            4.0%                 0.0%             3.5%
Insurance                                                      1.4%                 0.0%             1.2%
Internet                                                       1.0%                11.3%             2.4%
Investment Companies                                           2.1%                 1.9%             2.1%
Iron/Steel                                                     2.1%                 0.0%             1.8%
Lodging                                                        3.2%                 0.0%             2.8%
Machinery-Construction & Mining                                2.5%                 0.0%             2.2%
Machinery-Diversified                                          1.4%                 0.0%             1.2%
Media                                                          0.0%                 3.7%             0.5%
Metal Fabricate/Hardware                                       2.6%                 0.0%             2.3%
Miscellaneous Manufacturing                                    3.1%                 0.0%             2.7%
Office/Business Equipment                                      0.0%                 2.0%             0.3%
Oil & Gas                                                      4.2%                 0.0%             3.6%
Oil & Gas Services                                             1.8%                 0.0%             1.6%
Pharmaceuticals                                                5.3%                 0.0%             4.6%
Real Estate                                                    1.6%                 0.0%             1.4%
Retail                                                         7.8%                 0.0%             6.8%
Semiconductors                                                 3.0%                14.7%             4.5%
Software                                                       4.3%                16.8%             5.9%
Sovereign                                                      0.0%                 0.0%             0.0%
Telecommunications                                             6.1%                10.6%             6.7%
Transportation                                                 2.6%                 0.0%             2.3%
                                                            -------              -------          -------
                                                             122.4%               116.5%           121.6%
                                                            =======              =======          =======

PRO FORMA COMBINED
SCHEDULES OF PORTFOLIO INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
(DOLLAR AMOUNTS IN THOUSANDS, EXCEPT SHARES)

                                                                                       PRIME MONEY MARKET FUND
                                                                      -------------          -------------          ---------
                                                                        PRINCIPAL                Value                  %
                                                                        ---------               -------              ------
CERTIFICATES OF DEPOSIT
Abbey National, 5.37%,, 6/29/07 *                                        $ 10,000                 $ 10,002
BNP Paribas, 5.33%, 3/16/07                                                 7,000                    7,000
BNP Paribas, 5.26%, 6/8/07                                                 10,000                   10,000
Branch Banking & Trust, 5.29%, 7/3/07                                      10,000                   10,000
Citibank, 5.31%, 4/9/07                                                    10,000                   10,000
Credit Suisse First Boston, 5.36%, 4/24/07 *                               14,150                   14,152
Depfa Bank PLC, 5.32%, 2/28/07                                             15,000                   15,000
Natexis Banques Populaires, 5.35%, 2/9/07 *                                10,000                   10,000
Natexis Banques Populaires, 5.55%, 6/18/2007                               10,000                   10,002
Natexis Banques Populaires, 5.34%, 8/7/07 *                                15,000                   15,000
Societe Generale, 5.43%, 2/20/07                                           10,000                   10,000
SunTrust Bank, 5.29%, 10/29/07 *                                            5,000                    5,000
                                                                                                   -------
TOTAL CERTIFICATES OF DEPOSIT                                                                      126,156           11.1%

COMMERCIAL PAPER
Abbey National, 5.33%, 6/1/07 **                                           10,000                    9,829
Allied Irish Banks of North America,
5.44%, 2/28/07 ** (b)                                                       5,000                    4,980
Amsterdam Funding Corp., 5.41%, 2/5/07 **                                   5,000                    4,997
Bank of America Corp., 5.39%, 3/5/07 **                                    10,000                    9,954
Bank of America Corp., 5.49%, 4/27/07 **                                    4,700                    4,642
Barclays U.S. Funding, 5.49%, 3/5/07 **                                     8,600                    8,560
Barclays U.S. Funding, 5.39%, 3/14/07 **                                   10,000                    9,940
BNP Paribas, 5.40%, 4/11/07 **                                             10,000                    9,900
BNP Paribas, 5.32%, 5/21/07                                                16,000                   16,000
CRC Funding LLC, 5.35%, 2/21/07 **                                         15,000                   14,956
Depfa Bank PLC, 5.41%, 5/1/07 ** (b)                                        4,000                    3,949
Falcon Asset Securitization, 5.49%, 2/8/07 **                              10,900                   10,889
General Electric Capital Corp., 5.40%, 6/27/07 **                          15,000                   14,683
HBOS Treasury Services PLC, 5.50%, 3/14/07 **                              15,805                   15,711
HBOS Treasury Services PLC, 5.40%, 7/18/07 **                              10,000                    9,759
MetLife Funding, Inc., 5.36%, 2/5/07 **                                    10,000                    9,994
Michigan State, 5.41%, 10/4/07                                              5,770                    5,770
Morgan Stanley, 5.39%, 3/8/07 **                                           10,000                    9,949
Morgan Stanley, 5.38%, 6/14/07 **                                          10,000                    9,809
Park Avenue Receivables Co., 5.36%, 2/7/07 **                              15,000                   14,987
Park Avenue Receivables Co., 5.50%, 2/20/07 **                             15,000                   14,958
Sheffield Receivables Corp., 5.34%, 2/5/07 **                              20,000                   19,989
Societe Generale, 5.40%, 2/16/07 **                                         8,900                    8,881
Societe Generale, 5.41%, 3/1/07 **                                          5,900                    5,876
Societe Generale, 5.40%, 5/10/07 **                                        15,000                   14,786
Societe Generale, 5.49%, 6/11/07 **                                         3,500                    3,434
UBS Finance, Inc., 5.49%, 4/2/07 **                                         5,900                    5,848
Windmill Funding Corp., 5.50%, 2/13/07 **                                   8,000                    7,986
                                                                                                   -------
TOTAL COMMERCIAL PAPER                                                                             281,016           24.7%


CORPORATE BONDS
Bank of America Corp., 5.25%, 2/1/07                                        7,000                    7,000
Bear Stearns & Co., Inc., 5.51%, 2/15/07 *                                 10,000                   10,001
Bear Stearns & Co., Inc., 7.80%, 8/15/07                                    6,000                    6,073
Bear Stearns & Co., Inc., 5.30%, 1/9/08 *                                  12,000                   12,000
Bear Stearns & Co., Inc., 5.40%, 2/5/08 *                                  20,000                   19,999
Citigroup, Inc., 3.50%, 2/1/08                                              5,000                    4,911
Credit Suisse First Boston, 5.40%, 12/21/07                                12,000                   12,000
Credit Suisse First Boston, 4.63%, 1/15/08                                  7,000                    6,952
Florida Hurricane Catastrophe, 5.33%, 2/15/08 *                            12,000                   12,000
General Electric Capital Corp., 5.00%, 2/15/07                              5,000                    4,999
General Electric Capital Corp., 3.45%, 7/16/07                             10,705                   10,615
General Electric Capital Corp., 3.50%, 8/15/2007                            4,000                    3,962
Goldman Sachs Group, Inc., 5.48%, 5/11/07 *                                15,000                   15,005
HSBC Finance Corp., 5.31%, 2/6/08 *                                        10,000                   10,000
IBM Corp., 6.45%, 8/1/07                                                    2,010                    2,021
JP Morgan Chase & Co., 5.35%, 3/1/07                                        4,000                    3,999
Lehman Brothers Holdings, 8.25%, 6/15/2007                                 13,727                   13,865
Merrill Lynch & Co., 5.36%, 2/1/07                                          3,190                    3,190
Merrill Lynch & Co., 5.57%, 7/11/07 *                                      15,000                   15,000
Merrill Lynch & Co., 4.25%, 9/14/07                                        13,405                   13,315
Morgan Stanley, 6.88%, 3/1/07                                               5,000                    5,006
Morgan Stanley, 5.49%, 7/27/07 *                                           10,000                   10,009
Morgan Stanley, 5.38%, 2/4/08 *                                            15,000                   15,000
SunTrust Bank, 5.43%, 5/17/07 *                                            10,000                   10,003
U.S. Bank, 2.87%, 2/1/07                                                    7,300                    7,300
UBS Finance, Inc., 5.40%, 12/14/07                                          6,000                    6,000
Wachovia Corp., 5.44%, 7/20/07 *                                            5,000                    5,003
Wachovia Corp., 4.85%, 7/30/07                                             11,395                   11,363
Wells Fargo & Co., 5.31%, 2/15/08 *                                        25,000                   24,999
                                                                                                   -------
TOTAL CORPORATE BONDS                                                                              281,590           24.7%

DEMAND NOTES
Beavercreek Enterprises, 5.36%,
3/2/20, (LOC: National City Bank) *                                         4,055                    4,055
Buckeye Corrugated, Inc., 5.37%,
10/1/17, (LOC: Key Bank) * (b)                                              5,045                    5,045
Bybee Foods LLC, 5.37%, 11/1/26,
(LOC: Key Bank) *                                                           1,600                    1,600
Capital One Funding Corp., 5.33%,
10/1/14, (LOC: Bank One) *                                                  1,899                    1,899
Capital One Funding Corp., 5.33%,
7/2/18, (LOC: Bank One) * (b)                                                 611                      611
Capital One Funding Corp., 5.33%,
10/1/21, (LOC: Bank One) * (b)                                                900                      900
Capital One Funding Corp., 5.33%,
1/4/27, (LOC: Bank One) *                                                   3,094                    3,094
Central Michigan Inns, 5.37%, 4/1/30,
(LOC: Michigan National Bank) *                                             1,985                    1,985
CHF-ELON LLC, 5.35%, 6/1/35,
(LOC: Regions Financial Corp) * (b)                                         6,500                    6,500
Clare at Water Tower, 5.35%, 5/15/38,
(LOC: Lasalle Bank) *                                                      12,500                   12,500
Cornerstone Funding Corp., 5.39%,
12/1/11, (LOC: SunTrust) *                                                  7,935                    7,935
Cornerstone Funding Corp., 5.39%,
9/1/25, (LOC: SunTrust) *                                                   5,628                    5,628
Harry W. Albright, Jr., 5.42%, 5/1/21,
(LOC: National Australia Bank) *                                            5,485                    5,485
HWP Co., Ltd. Project, 5.36%,
12/3/18, (LOC: National City Bank) * (b)                                    4,230                    4,230
Iowa 80 Group, Inc., 5.47%, 6/1/16,
(LOC: Wells Fargo) *                                                        3,800                    3,800
Jackson 2000, 5.37%, 6/1/49, (LOC:
KeyBank) *                                                                  8,905                    8,905
Jefferson Land Development, 5.41%,
10/1/16, (LOC: National City Bank) * (b)                                    1,020                    1,020
Landmark Medical LLC, 5.37%,
1/1/21, (LOC: Bank One) *                                                   7,380                    7,380
Lexington Financial Services, 5.36%,
2/1/26, (LOC: LaSalle Bank) *                                               8,500                    8,500
Mount Carmel East Professional,
5.36%, 1/1/14, (LOC: National City) * (b)                                   1,500                    1,500
Mr. K Enterprises, 5.52%, 9/1/16,
(LOC: National Australia Bank) *                                            5,750                    5,750
New Belgium Brewery Co., 5.50%,
7/1/15, (LOC: KeyBank) *                                                    2,925                    2,925
Northside Christian Church, 5.37%,
4/1/30, (LOC: Bank One) *                                                   6,610                    6,610
PCI Paper Conversions, Inc., 5.37%,
4/1/10, (LOC: KeyBank) *                                                    1,650                    1,650
Pittsburgh Technical Institute, 5.36%,
10/1/15, (LOC: National City Bank) *                                        9,735                    9,735
Revenue Bond CTF Series Trust,
5.52%, 6/1/24, (LOC: AIG) * (b)                                             3,740                    3,740
Royal Town Center LLC Project,
5.37%, 10/1/47, (LOC: Comerica Bank) * (b)                                  5,095                    5,095
Saint Andrew United, 5.35%, 7/1/29,
(LOC: Wachovia Bank) *                                                     12,385                   12,385
SDK Cameron LLC, 5.37%, 10/1/35,
(LOC: Comerica Bank) * (b)                                                  3,185                    3,185
Second & Main, Ltd., 5.36%, 8/1/11,
(LOC: National City Bank) *                                                 1,750                    1,750
Secor Realty, Inc., 5.36%, 4/1/20,
(LOC: National City Bank) *                                                 7,760                    7,760
SGS Tool Co., 5.36%, 12/1/12, (LOC:
Bank One) *                                                                 4,175                    4,175
Zeigler Realty LLC, 5.36%, 9/1/26,
(LOC: National City Bank) *                                                 1,320                    1,320
                                                                                                   -------
TOTAL DEMAND NOTES                                                                                 158,652           14.0%

MUNICIPAL BONDS
ALASKA
Four Dam Pool Electric Revenue, 5.34%, 7/1/26 *                             3,480                    3,480            0.3%

CALIFORNIA
Riverside County, 5.36%, 11/1/20 *                                          6,800                    6,800
Sacramento County, 5.36%, 7/1/22 *                                         32,430                   32,430
                                                                                                   -------
                                                                                                    39,230            3.4%
COLORADO
Housing & Finance Authority,
Multifamily, Class II-B-1, 5.36%, 10/1/44 *                                14,000                   14,000
Pueblo Housing Authority Purchasing
Revenue, 5.50%, 12/1/18 * (b)                                               1,735                    1,735
                                                                                                   -------
                                                                                                    15,735            1.4%
GEORGIA
Columbus Development Authority,
Industrial Revenue, Litho-Krome
Project, 5.35%, 8/1/22 *                                                   10,125                   10,125            0.9%

IOWA
Dallas County Industrial Development
Revenue, Sioux City Brick & Tile,
5.37%, 9/1/21 *                                                             6,980                    6,980            0.6%

KENTUCKY
Bardstown Industrial Revenue, 5.42%, 6/1/24 *                               7,950                    7,950
Webster County Industrial Revenue,
Green River Project, 5.33%, 11/1/24 *                                       7,400                    7,400
                                                                                                   -------
                                                                                                    15,350            1.4%
MICHIGAN
Commerce Charter Township,
Downtown Development, 5.34%, 10/1/34 *                                     20,000                   20,000            1.8%

NEW YORK
Housing Development Corp.,
Multifamily Rental Housing Revenue, 5.30%, 6/1/33 *                        12,455                   12,455            1.1%

NORTH CAROLINA
Roman Catholic Diocese, Series A, 5.37%, 6/1/18 *                          15,225                   15,225            1.3%

OHIO
Cleveland-Cuyahoga County, Port
Authority Revenue, CBT Project, 5.37%, 6/1/31 *                             4,485                    4,485            0.4%

PENNSYLVANIA
Allegheny County, Industrial
Development Authority Revenue, 5.36%, 5/1/15 *                              2,570                    2,570            0.2%

UTAH
Housing Corp., Multi Family Revenue,
5.52%, 1/1/22 *                                                             2,060                    2,060
Telecommunication Open
Infrastructure Agency, 5.35%, 7/15/26 *                                     8,000                    8,000
                                                                                                   -------
                                                                                                    10,060            0.9%
WASHINGTON
Housing Finance Community,
Multifamily Revenue, Monticello Park
Project, 5.33%, 9/1/34 *                                                    3,815                    3,815
State Housing Finance Community,
Multi Family Revenue, Eaglepointe
Apartments-B, 5.52%, 7/1/28 *                                               1,610                    1,610
                                                                                                   -------
                                                                                                     5,425            0.5%
                                                                                                   -------
TOTAL MUNICIPAL BONDS                                                                              161,120           14.2%

U.S. GOVERNMENT AGENCIES FEDERAL FARM CREDIT BANK
5.31%, 3/16/07 **                                                                -                        -
5.17%, 4/27/07 *                                                                 -                        -
2.63%, 9/17/07                                                                   -                        -
                                                                                                    -------
                                                                                                          -            0.0%
FEDERAL HOME LOAN BANK
5.20%, 2/1/07 **                                                                 -                        -
5.29%, 2/2/07 **                                                                 -                        -
5.24%, 2/7/07 **                                                                 -                        -
5.23%, 2/8/07 **                                                                 -                        -
5.23%, 2/9/07 **                                                                 -                        -
5.23%, 2/12/07 **                                                                -                        -
5.24%, 2/14/07 **                                                                -                        -
2.88%, 2/15/07                                                                   -                        -
4.88%, 2/15/07                                                                   -                        -
2.63%, 2/16/07                                                                   -                        -
3.63%, 2/16/07                                                                   -                        -
5.26%, 2/16/07 **                                                                -                        -
5.29%, 2/21/07 **                                                                -                        -
5.23%, 2/23/07 **                                                                -                        -
5.29%, 2/28/07 **                                                                -                        -
4.88%, 3/1/07                                                                    -                        -
3.75%, 3/7/07                                                                    -                        -
5.30%, 3/9/07 **                                                                 -                        -
3.14%, 3/14/07                                                                   -                        -
5.27%, 3/14/07 **                                                                -                        -
5.28%, 3/16/07 **                                                                -                        -
2.45%, 3/23/07                                                                   -                        -
4.00%, 3/30/07                                                                   -                        -
5.22%, 4/4/07 *                                                                  -                        -
4.25%, 4/16/07                                                                   -                        -
3.50%, 5/15/07                                                                   -                        -
4.88%, 5/15/07                                                                   -                        -
4.00%, 6/13/07                                                                   -                        -
5.32%, 6/14/07 *                                                                 -                        -
5.25%, 6/18/07                                                                   -                        -
5.22%, 7/6/07 *                                                                  -                        -
4.00%, 7/13/07                                                                   -                        -
4.63%, 7/18/07                                                                   -                        -
4.25%, 8/8/07                                                                    -                        -
5.55%, 8/8/07                                                                    -                        -
5.25%, 8/10/07                                                                   -                        -
3.13%, 8/15/07                                                                   -                        -
3.75%, 8/15/07                                                                   -                        -
3.38%, 9/14/07                                                                   -                        -
5.25%, 10/3/07                                                                   -                        -
5.26%, 11/1/07                                                                   -                        -
5.37%, 11/15/07 *                                                                -                        -
5.20%, 1/10/08 *                                                                 -                        -
                                                                                                    -------
                                                                                                          -            0.0%
FREDDIE MAC
4.85%, 2/27/07                                                               5,000                    5,000            0.4%
                                                                                                    -------
TOTAL U.S. GOVERNMENT AGENCIES                                                                        5,000            0.4%

REPURCHASE AGREEMENTS Deutsche Bank Repo, 5.26%, 2/1/07, (Proceeds at maturity,
$70,010, Collateralized by various U.S. Government Agency securities,
5.09%-6.38%, 6/22/07-5/12/20,
value $70,581)                                                             70,000                   70,000
UBS Investment Bank, 5.26%, 2/1/07,
(Proceeds at maturity, $47,763,
Collateralized by various U.S.
Government Agency securities, 0.00%,
4/20/07-11/29/19, value $48,714)                                           47,756                   47,756
                                                                                                   -------
TOTAL REPURCHASE AGREEMENTS                                                                        117,756           10.4%

                                                                    SHARES                 VALUE
                                                                   -------                -------
MONEY MARKETS
AIM STIT Government Tax Advantage Fund                                          -                        -
AIM STIT Liquid Assets Portfolio                                        1,212,655                    1,213
Goldman Sachs Financial Square Federal Fund                                     -                        -
Goldman Sachs Financial Square Prime Obligations Fund                   1,200,757                    1,201
                                                                                                   -------
TOTAL MONEY MARKETS                                                                                  2,414            0.2%
                                                                                                   -------          ------

TOTAL INVESTMENTS (a)                                                                            1,133,704           99.7%
OTHER ASSETS IN EXCESS OF LIABILITIES                                                                2,942            0.3%
                                                                                                   -------
NET ASSETS                                                                                     $ 1,136,646          100.0%
                                                                                                ==========          ======

TOTAL INVESTMENTS COST (a)                                                                     $ 1,133,704
                                                                                                ==========



                                                                 GOVERNMENT MONEY MARKET FUND
                                                        ----------        ----------        ----------
                                                        PRINCIPAL           VALUE               %
                                                        ---------          -------            ------
CERTIFICATES OF DEPOSIT
Abbey National, 5.37%,, 6/29/07 *                                 $ -                $ -
BNP Paribas, 5.33%, 3/16/07                                         -                  -
BNP Paribas, 5.26%, 6/8/07                                          -                  -
Branch Banking & Trust, 5.29%, 7/3/07                               -                  -
Citibank, 5.31%, 4/9/07                                             -                  -
Credit Suisse First Boston, 5.36%, 4/24/07 *                        -                  -
Depfa Bank PLC, 5.32%, 2/28/07                                      -                  -
Natexis Banques Populaires, 5.35%, 2/9/07 *                         -                  -
Natexis Banques Populaires, 5.55%, 6/18/2007                        -                  -
Natexis Banques Populaires, 5.34%, 8/7/07 *                         -                  -
Societe Generale, 5.43%, 2/20/07                                    -                  -
SunTrust Bank, 5.29%, 10/29/07 *                                    -                  -
                                                                                 -------
TOTAL CERTIFICATES OF DEPOSIT                                                          -             0.0%

COMMERCIAL PAPER
Abbey National, 5.33%, 6/1/07 **                                    -                  -
Allied Irish Banks of North America,
5.44%, 2/28/07 ** (b)                                               -                  -
Amsterdam Funding Corp., 5.41%, 2/5/07 **                           -                  -
Bank of America Corp., 5.39%, 3/5/07 **                             -                  -
Bank of America Corp., 5.49%, 4/27/07 **                            -                  -
Barclays U.S. Funding, 5.49%, 3/5/07 **                             -                  -
Barclays U.S. Funding, 5.39%, 3/14/07 **                            -                  -
BNP Paribas, 5.40%, 4/11/07 **                                      -                  -
BNP Paribas, 5.32%, 5/21/07                                         -                  -
CRC Funding LLC, 5.35%, 2/21/07 **                                  -                  -
Depfa Bank PLC, 5.41%, 5/1/07 ** (b)                                -                  -
Falcon Asset Securitization, 5.49%, 2/8/07 **                       -                  -
General Electric Capital Corp., 5.40%, 6/27/07 **                   -                  -
HBOS Treasury Services PLC, 5.50%, 3/14/07 **                       -                  -
HBOS Treasury Services PLC, 5.40%, 7/18/07 **                       -                  -
MetLife Funding, Inc., 5.36%, 2/5/07 **                             -                  -
Michigan State, 5.41%, 10/4/07                                      -                  -
Morgan Stanley, 5.39%, 3/8/07 **                                    -                  -
Morgan Stanley, 5.38%, 6/14/07 **                                   -                  -
Park Avenue Receivables Co., 5.36%, 2/7/07 **                       -                  -
Park Avenue Receivables Co., 5.50%, 2/20/07 **                      -                  -
Sheffield Receivables Corp., 5.34%, 2/5/07 **                       -                  -
Societe Generale, 5.40%, 2/16/07 **                                 -                  -
Societe Generale, 5.41%, 3/1/07 **                                  -                  -
Societe Generale, 5.40%, 5/10/07 **                                 -                  -
Societe Generale, 5.49%, 6/11/07 **                                 -                  -
UBS Finance, Inc., 5.49%, 4/2/07 **                                 -                  -
Windmill Funding Corp., 5.50%, 2/13/07 **                           -                  -
                                                                                 -------
TOTAL COMMERCIAL PAPER                                                                 -             0.0%


CORPORATE BONDS
Bank of America Corp., 5.25%, 2/1/07                                -                  -
Bear Stearns & Co., Inc., 5.51%, 2/15/07 *                          -                  -
Bear Stearns & Co., Inc., 7.80%, 8/15/07                            -                  -
Bear Stearns & Co., Inc., 5.30%, 1/9/08 *                           -                  -
Bear Stearns & Co., Inc., 5.40%, 2/5/08 *                           -                  -
Citigroup, Inc., 3.50%, 2/1/08                                      -                  -
Credit Suisse First Boston, 5.40%, 12/21/07                         -                  -
Credit Suisse First Boston, 4.63%, 1/15/08                          -                  -
Florida Hurricane Catastrophe, 5.33%, 2/15/08 *                     -                  -
General Electric Capital Corp., 5.00%, 2/15/07                      -                  -
General Electric Capital Corp., 3.45%, 7/16/07                      -                  -
General Electric Capital Corp., 3.50%, 8/15/2007                    -                  -
Goldman Sachs Group, Inc., 5.48%, 5/11/07 *                         -                  -
HSBC Finance Corp., 5.31%, 2/6/08 *                                 -                  -
IBM Corp., 6.45%, 8/1/07                                            -                  -
JP Morgan Chase & Co., 5.35%, 3/1/07                                -                  -
Lehman Brothers Holdings, 8.25%, 6/15/2007                          -                  -
Merrill Lynch & Co., 5.36%, 2/1/07                                  -                  -
Merrill Lynch & Co., 5.57%, 7/11/07 *                               -                  -
Merrill Lynch & Co., 4.25%, 9/14/07                                 -                  -
Morgan Stanley, 6.88%, 3/1/07                                       -                  -
Morgan Stanley, 5.49%, 7/27/07 *                                    -                  -
Morgan Stanley, 5.38%, 2/4/08 *                                     -                  -
SunTrust Bank, 5.43%, 5/17/07 *                                     -                  -
U.S. Bank, 2.87%, 2/1/07                                            -                  -
UBS Finance, Inc., 5.40%, 12/14/07                                  -                  -
Wachovia Corp., 5.44%, 7/20/07 *                                    -                  -
Wachovia Corp., 4.85%, 7/30/07                                      -                  -
Wells Fargo & Co., 5.31%, 2/15/08 *                                 -                  -
                                                                                 -------
TOTAL CORPORATE BONDS                                                                  -             0.0%

DEMAND NOTES
Beavercreek Enterprises, 5.36%,
3/2/20, (LOC: National City Bank) *                                 -                  -
Buckeye Corrugated, Inc., 5.37%,
10/1/17, (LOC: Key Bank) * (b)                                      -                  -
Bybee Foods LLC, 5.37%, 11/1/26,
(LOC: Key Bank) *                                                   -                  -
Capital One Funding Corp., 5.33%,
10/1/14, (LOC: Bank One) *                                          -                  -
Capital One Funding Corp., 5.33%,
7/2/18, (LOC: Bank One) * (b)                                       -                  -
Capital One Funding Corp., 5.33%,
10/1/21, (LOC: Bank One) * (b)                                      -                  -
Capital One Funding Corp., 5.33%,
1/4/27, (LOC: Bank One) *                                           -                  -
Central Michigan Inns, 5.37%, 4/1/30,
(LOC: Michigan National Bank) *                                     -                  -
CHF-ELON LLC, 5.35%, 6/1/35,
(LOC: Regions Financial Corp) * (b)                                 -                  -
Clare at Water Tower, 5.35%, 5/15/38,
(LOC: Lasalle Bank) *                                               -                  -
Cornerstone Funding Corp., 5.39%,
12/1/11, (LOC: SunTrust) *                                          -                  -
Cornerstone Funding Corp., 5.39%,
9/1/25, (LOC: SunTrust) *                                           -                  -
Harry W. Albright, Jr., 5.42%, 5/1/21,
(LOC: National Australia Bank) *                                    -                  -
HWP Co., Ltd. Project, 5.36%,
12/3/18, (LOC: National City Bank) * (b)                            -                  -
Iowa 80 Group, Inc., 5.47%, 6/1/16,
(LOC: Wells Fargo) *                                                -                  -
Jackson 2000, 5.37%, 6/1/49, (LOC:
KeyBank) *                                                          -                  -
Jefferson Land Development, 5.41%,
10/1/16, (LOC: National City Bank) * (b)                            -                  -
Landmark Medical LLC, 5.37%,
1/1/21, (LOC: Bank One) *                                           -                  -
Lexington Financial Services, 5.36%,
2/1/26, (LOC: LaSalle Bank) *                                       -                  -
Mount Carmel East Professional,
5.36%, 1/1/14, (LOC: National City) * (b)                           -                  -
Mr. K Enterprises, 5.52%, 9/1/16,
(LOC: National Australia Bank) *                                    -                  -
New Belgium Brewery Co., 5.50%,
7/1/15, (LOC: KeyBank) *                                            -                  -
Northside Christian Church, 5.37%,
4/1/30, (LOC: Bank One) *                                           -                  -
PCI Paper Conversions, Inc., 5.37%,
4/1/10, (LOC: KeyBank) *                                            -                  -
Pittsburgh Technical Institute, 5.36%,
10/1/15, (LOC: National City Bank) *                                -                  -
Revenue Bond CTF Series Trust,
5.52%, 6/1/24, (LOC: AIG) * (b)                                     -                  -
Royal Town Center LLC Project,
5.37%, 10/1/47, (LOC: Comerica Bank) * (b)                          -                  -
Saint Andrew United, 5.35%, 7/1/29,
(LOC: Wachovia Bank) *                                              -                  -
SDK Cameron LLC, 5.37%, 10/1/35,
(LOC: Comerica Bank) * (b)                                          -                  -
Second & Main, Ltd., 5.36%, 8/1/11,
(LOC: National City Bank) *                                         -                  -
Secor Realty, Inc., 5.36%, 4/1/20,
(LOC: National City Bank) *                                         -                  -
SGS Tool Co., 5.36%, 12/1/12, (LOC:
Bank One) *                                                         -                  -
Zeigler Realty LLC, 5.36%, 9/1/26,
(LOC: National City Bank) *                                         -                  -
                                                                                 -------
TOTAL DEMAND NOTES                                                                     -             0.0%

MUNICIPAL BONDS
ALASKA
Four Dam Pool Electric Revenue, 5.34%, 7/1/26 *                     -                  -             0.0%

CALIFORNIA
Riverside County, 5.36%, 11/1/20 *                                  -                  -
Sacramento County, 5.36%, 7/1/22 *                                  -                  -
                                                                                 -------
                                                                                       -             0.0%
COLORADO
Housing & Finance Authority,
Multifamily, Class II-B-1, 5.36%, 10/1/44 *                         -                  -
Pueblo Housing Authority Purchasing
Revenue, 5.50%, 12/1/18 * (b)                                       -                  -
                                                                                 -------
                                                                                       -             0.0%
GEORGIA
Columbus Development Authority,
Industrial Revenue, Litho-Krome
Project, 5.35%, 8/1/22 *                                            -                  -             0.0%

IOWA
Dallas County Industrial Development
Revenue, Sioux City Brick & Tile,
5.37%, 9/1/21 *                                                     -                  -             0.0%

KENTUCKY
Bardstown Industrial Revenue, 5.42%, 6/1/24 *                       -                  -
Webster County Industrial Revenue,
Green River Project, 5.33%, 11/1/24 *                               -                  -
                                                                                 -------
                                                                                       -             0.0%
MICHIGAN
Commerce Charter Township,
Downtown Development, 5.34%, 10/1/34 *                              -                  -             0.0%

NEW YORK
Housing Development Corp.,
Multifamily Rental Housing Revenue, 5.30%, 6/1/33 *                 -                  -             0.0%

NORTH CAROLINA
Roman Catholic Diocese, Series A, 5.37%, 6/1/18 *                   -                  -             0.0%

OHIO
Cleveland-Cuyahoga County, Port
Authority Revenue, CBT Project, 5.37%, 6/1/31 *                     -                  -             0.0%

PENNSYLVANIA
Allegheny County, Industrial
Development Authority Revenue, 5.36%, 5/1/15 *                      -                  -             0.0%

UTAH
Housing Corp., Multi Family Revenue,
5.52%, 1/1/22 *                                                     -                  -
Telecommunication Open
Infrastructure Agency, 5.35%, 7/15/26 *                             -                  -
                                                                                 -------
                                                                                       -             0.0%
WASHINGTON
Housing Finance Community,
Multifamily Revenue, Monticello Park
Project, 5.33%, 9/1/34 *                                            -                  -
State Housing Finance Community,
Multi Family Revenue, Eaglepointe
Apartments-B, 5.52%, 7/1/28 *                                       -                  -
                                                                                 -------
                                                                                       -             0.0%
                                                                                 -------
TOTAL MUNICIPAL BONDS                                                                  -             0.0%

U.S. GOVERNMENT AGENCIES FEDERAL FARM CREDIT BANK
5.31%, 3/16/07 **                                               1,675              1,665
5.17%, 4/27/07 *                                               15,000             14,999
2.63%, 9/17/07                                                  1,000                984
                                                                                 -------
                                                                                  17,648             7.9%
FEDERAL HOME LOAN BANK
5.20%, 2/1/07 **                                               10,000             10,000
5.29%, 2/2/07 **                                                6,130              6,129
5.24%, 2/7/07 **                                               14,055             14,043
5.23%, 2/8/07 **                                                4,070              4,066
5.23%, 2/9/07 **                                               16,945             16,925
5.23%, 2/12/07 **                                               5,500              5,491
5.24%, 2/14/07 **                                              16,567             16,535
2.88%, 2/15/07                                                    300                300
4.88%, 2/15/07                                                  5,350              5,349
2.63%, 2/16/07                                                    850                849
3.63%, 2/16/07                                                  2,500              2,498
5.26%, 2/16/07 **                                               6,750              6,736
5.29%, 2/21/07 **                                               4,200              4,188
5.23%, 2/23/07 **                                               3,675              3,663
5.29%, 2/28/07 **                                               5,000              4,981
4.88%, 3/1/07                                                     725                725
3.75%, 3/7/07                                                   2,675              2,671
5.30%, 3/9/07 **                                                2,755              2,741
3.14%, 3/14/07                                                  5,000              4,988
5.27%, 3/14/07 **                                               5,500              5,468
5.28%, 3/16/07 **                                               5,000              4,969
2.45%, 3/23/07                                                  1,350              1,345
4.00%, 3/30/07                                                  1,575              1,572
5.22%, 4/4/07 *                                                10,000             10,000
4.25%, 4/16/07                                                  9,000              8,980
3.50%, 5/15/07                                                  3,370              3,353
4.88%, 5/15/07                                                  1,120              1,119
4.00%, 6/13/07                                                  1,000                995
5.32%, 6/14/07 *                                               10,000             10,000
5.25%, 6/18/07                                                  1,000              1,000
5.22%, 7/6/07 *                                                 5,000              5,000
4.00%, 7/13/07                                                    435                433
4.63%, 7/18/07                                                  1,500              1,496
4.25%, 8/8/07                                                   2,200              2,188
5.55%, 8/8/07                                                   1,175              1,175
5.25%, 8/10/07                                                  1,000              1,000
3.13%, 8/15/07                                                  1,000                988
3.75%, 8/15/07                                                  1,175              1,166
3.38%, 9/14/07                                                  1,960              1,938
5.25%, 10/3/07                                                  1,000              1,000
5.26%, 11/1/07                                                  1,000              1,000
5.37%, 11/15/07 *                                              10,000              9,999
5.20%, 1/10/08 *                                                9,000              8,997
                                                                                 -------
                                                                                 198,059            88.3%
FREDDIE MAC
4.85%, 2/27/07                                                      -                  -             0.0%
                                                                                 -------
TOTAL U.S. GOVERNMENT AGENCIES                                                   215,707            96.2%

REPURCHASE AGREEMENTS Deutsche Bank Repo, 5.26%, 2/1/07, (Proceeds at maturity,
$70,010, Collateralized by various U.S. Government Agency securities,
5.09%-6.38%, 6/22/07-5/12/20,
value $70,581)                                                      -                  -
UBS Investment Bank, 5.26%, 2/1/07,
(Proceeds at maturity, $47,763,
Collateralized by various U.S.
Government Agency securities, 0.00%,
4/20/07-11/29/19, value $48,714)                                    -                  -
                                                                                 -------
TOTAL REPURCHASE AGREEMENTS                                                            0             0.0%

                                                          SHARES            VALUE
                                                         -------           -------
MONEY MARKETS
AIM STIT Government Tax Advantage Fund                      2,408,932              2,409
AIM STIT Liquid Assets Portfolio                                    -                  -
Goldman Sachs Financial Square Federal Fund                 5,921,109              5,921
Goldman Sachs Financial Square Prime Obligations Fund               -                  -
                                                                                 -------
TOTAL MONEY MARKETS                                                                8,330             3.7%
                                                                                 -------           ------

TOTAL INVESTMENTS (a)                                                            224,037            99.9%
OTHER ASSETS IN EXCESS OF LIABILITIES                                                314             0.1%
                                                                                 -------
NET ASSETS                                                                     $ 224,351           100.0%
                                                                              ==========           ======

TOTAL INVESTMENTS COST (a)                                                     $ 224,037
                                                                              ==========



                                                          PRO FORMA
                                                         ADJUSTMENTS                              PRO FORMA FUND
                                                           -------      -------     ----------          ----------        -------
                                                          PRINCIPAL      VALUE       PRINCIPAL             VALUE              %
                                                          ---------     -------       -------             -------          ------
CERTIFICATES OF DEPOSIT
Abbey National, 5.37%,, 6/29/07 *                         $  -         $ -            $10,000             $ 10,002
BNP Paribas, 5.33%, 3/16/07                                                             7,000                7,000
BNP Paribas, 5.26%, 6/8/07                                                             10,000               10,000
Branch Banking & Trust, 5.29%, 7/3/07                                                  10,000               10,000
Citibank, 5.31%, 4/9/07                                                                10,000               10,000
Credit Suisse First Boston, 5.36%, 4/24/07 *                                           14,150               14,152
Depfa Bank PLC, 5.32%, 2/28/07                                                         15,000               15,000
Natexis Banques Populaires, 5.35%, 2/9/07 *                                            10,000               10,000
Natexis Banques Populaires, 5.55%, 6/18/2007                                           10,000               10,002
Natexis Banques Populaires, 5.34%, 8/7/07 *                                            15,000               15,000
Societe Generale, 5.43%, 2/20/07                                                       10,000               10,000
SunTrust Bank, 5.29%, 10/29/07 *                                                        5,000                5,000
                                                                                                           -------
TOTAL CERTIFICATES OF DEPOSIT                                                                               126,156        9.3%

COMMERCIAL PAPER
Abbey National, 5.33%, 6/1/07 **                                                       10,000                9,829
Allied Irish Banks of North America,
5.44%, 2/28/07 ** (b)                                                                   5,000                4,980
Amsterdam Funding Corp., 5.41%, 2/5/07 **                                               5,000                4,997
Bank of America Corp., 5.39%, 3/5/07 **                                                10,000                9,954
Bank of America Corp., 5.49%, 4/27/07 **                                                4,700                4,642
Barclays U.S. Funding, 5.49%, 3/5/07 **                                                 8,600                8,560
Barclays U.S. Funding, 5.39%, 3/14/07 **                                               10,000                9,940
BNP Paribas, 5.40%, 4/11/07 **                                                         10,000                9,900
BNP Paribas, 5.32%, 5/21/07                                                            16,000               16,000
CRC Funding LLC, 5.35%, 2/21/07 **                                                     15,000               14,956
Depfa Bank PLC, 5.41%, 5/1/07 ** (b)                                                    4,000                3,949
Falcon Asset Securitization, 5.49%, 2/8/07 **                                          10,900               10,889
General Electric Capital Corp., 5.40%, 6/27/07 **                                      15,000               14,683
HBOS Treasury Services PLC, 5.50%, 3/14/07 **                                          15,805               15,711
HBOS Treasury Services PLC, 5.40%, 7/18/07 **                                          10,000                9,759
MetLife Funding, Inc., 5.36%, 2/5/07 **                                                10,000                9,994
Michigan State, 5.41%, 10/4/07                                                          5,770                5,770
Morgan Stanley, 5.39%, 3/8/07 **                                                       10,000                9,949
Morgan Stanley, 5.38%, 6/14/07 **                                                      10,000                9,809
Park Avenue Receivables Co., 5.36%, 2/7/07 **                                          15,000               14,987
Park Avenue Receivables Co., 5.50%, 2/20/07 **                                         15,000               14,958
Sheffield Receivables Corp., 5.34%, 2/5/07 **                                          20,000               19,989
Societe Generale, 5.40%, 2/16/07 **                                                     8,900                8,881
Societe Generale, 5.41%, 3/1/07 **                                                      5,900                5,876
Societe Generale, 5.40%, 5/10/07 **                                                    15,000               14,786
Societe Generale, 5.49%, 6/11/07 **                                                     3,500                3,434
UBS Finance, Inc., 5.49%, 4/2/07 **                                                     5,900                5,848
Windmill Funding Corp., 5.50%, 2/13/07 **                                               8,000                7,986
                                                                                                           -------
TOTAL COMMERCIAL PAPER                                                                                     281,016       20.6%


CORPORATE BONDS
Bank of America Corp., 5.25%, 2/1/07                                                    7,000                7,000
Bear Stearns & Co., Inc., 5.51%, 2/15/07 *                                             10,000               10,001
Bear Stearns & Co., Inc., 7.80%, 8/15/07                                                6,000                6,073
Bear Stearns & Co., Inc., 5.30%, 1/9/08 *                                              12,000               12,000
Bear Stearns & Co., Inc., 5.40%, 2/5/08 *                                              20,000               19,999
Citigroup, Inc., 3.50%, 2/1/08                                                          5,000                4,911
Credit Suisse First Boston, 5.40%, 12/21/07                                            12,000               12,000
Credit Suisse First Boston, 4.63%, 1/15/08                                              7,000                6,952
Florida Hurricane Catastrophe, 5.33%, 2/15/08 *                                        12,000               12,000
General Electric Capital Corp., 5.00%, 2/15/07                                          5,000                4,999
General Electric Capital Corp., 3.45%, 7/16/07                                         10,705               10,615
General Electric Capital Corp., 3.50%, 8/15/2007                                        4,000                3,962
Goldman Sachs Group, Inc., 5.48%, 5/11/07 *                                            15,000               15,005
HSBC Finance Corp., 5.31%, 2/6/08 *                                                    10,000               10,000
IBM Corp., 6.45%, 8/1/07                                                                2,010                2,021
JP Morgan Chase & Co., 5.35%, 3/1/07                                                    4,000                3,999
Lehman Brothers Holdings, 8.25%, 6/15/2007                                             13,727               13,865
Merrill Lynch & Co., 5.36%, 2/1/07                                                      3,190                3,190
Merrill Lynch & Co., 5.57%, 7/11/07 *                                                  15,000               15,000
Merrill Lynch & Co., 4.25%, 9/14/07                                                    13,405               13,315
Morgan Stanley, 6.88%, 3/1/07                                                           5,000                5,006
Morgan Stanley, 5.49%, 7/27/07 *                                                       10,000               10,009
Morgan Stanley, 5.38%, 2/4/08 *                                                        15,000               15,000
SunTrust Bank, 5.43%, 5/17/07 *                                                        10,000               10,003
U.S. Bank, 2.87%, 2/1/07                                                                7,300                7,300
UBS Finance, Inc., 5.40%, 12/14/07                                                      6,000                6,000
Wachovia Corp., 5.44%, 7/20/07 *                                                        5,000                5,003
Wachovia Corp., 4.85%, 7/30/07                                                         11,395               11,363
Wells Fargo & Co., 5.31%, 2/15/08 *                                                    25,000               24,999
                                                                                                        ----------
TOTAL CORPORATE BONDS                                                                                      281,590       20.7%

DEMAND NOTES
Beavercreek Enterprises, 5.36%,
3/2/20, (LOC: National City Bank) *                                                     4,055                4,055
Buckeye Corrugated, Inc., 5.37%,
10/1/17, (LOC: Key Bank) * (b)                                                          5,045                5,045
Bybee Foods LLC, 5.37%, 11/1/26,
(LOC: Key Bank) *                                                                       1,600                1,600
Capital One Funding Corp., 5.33%,
10/1/14, (LOC: Bank One) *                                                              1,899                1,899
Capital One Funding Corp., 5.33%,
7/2/18, (LOC: Bank One) * (b)                                                             611                  611
Capital One Funding Corp., 5.33%,
10/1/21, (LOC: Bank One) * (b)                                                            900                  900
Capital One Funding Corp., 5.33%,
1/4/27, (LOC: Bank One) *                                                               3,094                3,094
Central Michigan Inns, 5.37%, 4/1/30,
(LOC: Michigan National Bank) *                                                         1,985                1,985
CHF-ELON LLC, 5.35%, 6/1/35,
(LOC: Regions Financial Corp) * (b)                                                     6,500                6,500
Clare at Water Tower, 5.35%, 5/15/38,
(LOC: Lasalle Bank) *                                                                  12,500               12,500
Cornerstone Funding Corp., 5.39%,
12/1/11, (LOC: SunTrust) *                                                              7,935                7,935
Cornerstone Funding Corp., 5.39%,
9/1/25, (LOC: SunTrust) *                                                               5,628                5,628
Harry W. Albright, Jr., 5.42%, 5/1/21,
(LOC: National Australia Bank) *                                                        5,485                5,485
HWP Co., Ltd. Project, 5.36%,
12/3/18, (LOC: National City Bank) * (b)                                                4,230                4,230
Iowa 80 Group, Inc., 5.47%, 6/1/16,
(LOC: Wells Fargo) *                                                                    3,800                3,800
Jackson 2000, 5.37%, 6/1/49, (LOC:
KeyBank) *                                                                              8,905                8,905
Jefferson Land Development, 5.41%,
10/1/16, (LOC: National City Bank) * (b)                                                1,020                1,020
Landmark Medical LLC, 5.37%,
1/1/21, (LOC: Bank One) *                                                               7,380                7,380
Lexington Financial Services, 5.36%,
2/1/26, (LOC: LaSalle Bank) *                                                           8,500                8,500
Mount Carmel East Professional,
5.36%, 1/1/14, (LOC: National City) * (b)                                               1,500                1,500
Mr. K Enterprises, 5.52%, 9/1/16,
(LOC: National Australia Bank) *                                                        5,750                5,750
New Belgium Brewery Co., 5.50%,
7/1/15, (LOC: KeyBank) *                                                                2,925                2,925
Northside Christian Church, 5.37%,
4/1/30, (LOC: Bank One) *                                                               6,610                6,610
PCI Paper Conversions, Inc., 5.37%,
4/1/10, (LOC: KeyBank) *                                                                1,650                1,650
Pittsburgh Technical Institute, 5.36%,
10/1/15, (LOC: National City Bank) *                                                    9,735                9,735
Revenue Bond CTF Series Trust,
5.52%, 6/1/24, (LOC: AIG) * (b)                                                         3,740                3,740
Royal Town Center LLC Project,
5.37%, 10/1/47, (LOC: Comerica Bank) * (b)                                              5,095                5,095
Saint Andrew United, 5.35%, 7/1/29,
(LOC: Wachovia Bank) *                                                                 12,385               12,385
SDK Cameron LLC, 5.37%, 10/1/35,
(LOC: Comerica Bank) * (b)                                                              3,185                3,185
Second & Main, Ltd., 5.36%, 8/1/11,
(LOC: National City Bank) *                                                             1,750                1,750
Secor Realty, Inc., 5.36%, 4/1/20,
(LOC: National City Bank) *                                                             7,760                7,760
SGS Tool Co., 5.36%, 12/1/12, (LOC:
Bank One) *                                                                             4,175                4,175
Zeigler Realty LLC, 5.36%, 9/1/26,
(LOC: National City Bank) *                                                             1,320                1,320
                                                                                                           -------
TOTAL DEMAND NOTES                                                                                         158,652       11.7%

MUNICIPAL BONDS
ALASKA
Four Dam Pool Electric Revenue, 5.34%, 7/1/26 *                                         3,480                3,480        0.3%

CALIFORNIA
Riverside County, 5.36%, 11/1/20 *                                                      6,800                6,800
Sacramento County, 5.36%, 7/1/22 *                                                     32,430               32,430
                                                                                                           -------
                                                                                                            39,230        2.9%
COLORADO
Housing & Finance Authority,
Multifamily, Class II-B-1, 5.36%, 10/1/44 *                                            14,000               14,000
Pueblo Housing Authority Purchasing
Revenue, 5.50%, 12/1/18 * (b)                                                           1,735                1,735
                                                                                                           -------
                                                                                                            15,735        1.2%
GEORGIA
Columbus Development Authority,
Industrial Revenue, Litho-Krome
Project, 5.35%, 8/1/22 *                                                               10,125               10,125        0.7%

IOWA
Dallas County Industrial Development
Revenue, Sioux City Brick & Tile,
5.37%, 9/1/21 *                                                                         6,980                6,980        0.5%

KENTUCKY
Bardstown Industrial Revenue, 5.42%, 6/1/24 *                                           7,950                7,950
Webster County Industrial Revenue,
Green River Project, 5.33%, 11/1/24 *                                                   7,400                7,400
                                                                                                           -------
                                                                                                            15,350        1.1%
MICHIGAN
Commerce Charter Township,
Downtown Development, 5.34%, 10/1/34 *                                                 20,000               20,000        1.5%

NEW YORK
Housing Development Corp.,
Multifamily Rental Housing Revenue, 5.30%, 6/1/33 *                                    12,455               12,455        0.9%

NORTH CAROLINA
Roman Catholic Diocese, Series A, 5.37%, 6/1/18 *                                      15,225               15,225        1.1%

OHIO
Cleveland-Cuyahoga County, Port
Authority Revenue, CBT Project, 5.37%, 6/1/31 *                                         4,485                4,485        0.3%

PENNSYLVANIA
Allegheny County, Industrial
Development Authority Revenue, 5.36%, 5/1/15 *                                          2,570                2,570        0.2%

UTAH
Housing Corp., Multi Family Revenue,
5.52%, 1/1/22 *                                                                         2,060                2,060
Telecommunication Open
Infrastructure Agency, 5.35%, 7/15/26 *                                                 8,000                8,000
                                                                                                           -------
                                                                                                            10,060        0.7%
WASHINGTON
Housing Finance Community,
Multifamily Revenue, Monticello Park
Project, 5.33%, 9/1/34 *                                                                3,815                3,815
State Housing Finance Community,
Multi Family Revenue, Eaglepointe
Apartments-B, 5.52%, 7/1/28 *                                                           1,610                1,610
                                                                                                           -------
                                                                                                             5,425        0.4%
                                                                                                           -------
TOTAL MUNICIPAL BONDS                                                                                      161,120       11.8%

U.S. GOVERNMENT AGENCIES FEDERAL FARM CREDIT BANK
5.31%, 3/16/07 **                                                                       1,675                1,665
5.17%, 4/27/07 *                                                                       15,000               14,999
2.63%, 9/17/07                                                                         1,000                  984
                                                                                                           -------
                                                                                                            17,648        1.3%
FEDERAL HOME LOAN BANK
5.20%, 2/1/07 **                                                                       10,000               10,000
5.29%, 2/2/07 **                                                                        6,130                6,129
5.24%, 2/7/07 **                                                                       14,055               14,043
5.23%, 2/8/07 **                                                                        4,070                4,066
5.23%, 2/9/07 **                                                                       16,945               16,925
5.23%, 2/12/07 **                                                                       5,500                5,491
5.24%, 2/14/07 **                                                                      16,567               16,535
2.88%, 2/15/07                                                                            300                  300
4.88%, 2/15/07                                                                          5,350                5,349
2.63%, 2/16/07                                                                            850                  849
3.63%, 2/16/07                                                                          2,500                2,498
5.26%, 2/16/07 **                                                                       6,750                6,736
5.29%, 2/21/07 **                                                                       4,200                4,188
5.23%, 2/23/07 **                                                                       3,675                3,663
5.29%, 2/28/07 **                                                                       5,000                4,981
4.88%, 3/1/07                                                                             725                  725
3.75%, 3/7/07                                                                           2,675                2,671
5.30%, 3/9/07 **                                                                        2,755                2,741
3.14%, 3/14/07                                                                          5,000                4,988
5.27%, 3/14/07 **                                                                       5,500                5,468
5.28%, 3/16/07 **                                                                       5,000                4,969
2.45%, 3/23/07                                                                          1,350                1,345
4.00%, 3/30/07                                                                          1,575                1,572
5.22%, 4/4/07 *                                                                        10,000               10,000
4.25%, 4/16/07                                                                          9,000                8,980
3.50%, 5/15/07                                                                          3,370                3,353
4.88%, 5/15/07                                                                          1,120                1,119
4.00%, 6/13/07                                                                          1,000                  995
5.32%, 6/14/07 *                                                                       10,000               10,000
5.25%, 6/18/07                                                                          1,000                1,000
5.22%, 7/6/07 *                                                                         5,000                5,000
4.00%, 7/13/07                                                                            435                  433
4.63%, 7/18/07                                                                          1,500                1,496
4.25%, 8/8/07                                                                           2,200                2,188
5.55%, 8/8/07                                                                           1,175                1,175
5.25%, 8/10/07                                                                          1,000                1,000
3.13%, 8/15/07                                                                          1,000                  988
3.75%, 8/15/07                                                                          1,175                1,166
3.38%, 9/14/07                                                                          1,960                1,938
5.25%, 10/3/07                                                                          1,000                1,000
5.26%, 11/1/07                                                                          1,000                1,000
5.37%, 11/15/07 *                                                                      10,000                9,999
5.20%, 1/10/08 *                                                                        9,000                8,997
                                                                                                           -------
                                                                                                           198,059       14.5%
FREDDIE MAC
4.85%, 2/27/07                                                                          5,000                5,000        0.4%
                                                                                                           -------
TOTAL U.S. GOVERNMENT AGENCIES                                                                              220,707       16.2%

REPURCHASE AGREEMENTS Deutsche Bank Repo, 5.26%, 2/1/07, (Proceeds at maturity,
$70,010, Collateralized by various U.S. Government Agency securities,
5.09%-6.38%, 6/22/07-5/12/20,
value $70,581)                                                                         70,000               70,000
UBS Investment Bank, 5.26%, 2/1/07,
(Proceeds at maturity, $47,763,
Collateralized by various U.S.
Government Agency securities, 0.00%,
4/20/07-11/29/19, value $48,714)                                                      47,756               47,756
                                                                                                           -------
TOTAL REPURCHASE AGREEMENTS                                                                                117,756        8.7%

                                                                                    SHARES              VALUE
                                                                                   -------             -------
MONEY MARKETS
AIM STIT Government Tax Advantage Fund                                              2,408,932                2,409
AIM STIT Liquid Assets Portfolio                                                    1,212,655                1,213
Goldman Sachs Financial Square Federal Fund                                         5,921,109                5,921
Goldman Sachs Financial Square Prime Obligations Fund                               1,200,757                1,201
                                                                                                           -------
TOTAL MONEY MARKETS                                                                                         10,744        0.8%
                                                                      -------                              -------      ------

TOTAL INVESTMENTS (a)                                                       -                            1,357,741       99.8%
OTHER ASSETS IN EXCESS OF LIABILITIES                                       -                                3,256        0.2%
                                                                      -------                              -------
NET ASSETS                                                                $ -                          $ 1,360,997      100.0%
                                                                      =======                           ==========      ======

TOTAL INVESTMENTS COST (a)                                                $ -
                                                                      =======

-------------------------------------------------

     *    Non-income producing security.

     **   Rate represents the effective yield at purchase.

     (a)  Also represents cost for federal income tax purposes.

     (b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

                  See notes to pro forma financial statements.

PRO FORMA COMBINED
SCHEDULES OF PORTFOLIO INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)
(DOLLAR AMOUNTS IN THOUSANDS, EXCEPT SHARES)
                                                                                                    QUALITY GROWTH FUND
                                                                                     ---------             -------            ------
                                                                                 SHARES/ PRINCIPAL          VALUE               %
                                                                                     ---------             -------            ------

COMMON STOCKS
Abbott Laboratories                                                                      264,000          $13,992
Accenture Ltd., Class A                                                                  351,000           13,250
Alberto-Culver Co.                                                                       331,000            7,570
Allstate Corp.                                                                                 -                -
Altera Corp. * (a)                                                                       324,000            6,496
Anixter International, Inc. * (a)                                                              -                -
Apple Computer, Inc. *                                                                   151,000           12,945 (a)
Archer-Daniels-Midland Co.                                                                     -                -
Associated Banc-Corp.                                                                          -                -
AT&T, Inc.                                                                               304,975           11,476
Autodesk, Inc. * (a)                                                                     162,975            7,125
Baxter International, Inc.                                                               297,000           14,749
Bemis Co.                                                                                      -                -
Best Buy Co., Inc.                                                                       196,800            9,919
Biogen Idec, Inc. * (a)                                                                  181,000            8,750
Boeing Co.                                                                               115,100           10,308
Borg Warner, Inc.                                                                              -                -
Cameron International Corp. * (a)                                                              -                -
Campbell Soup Co.                                                                        309,000           11,890
Caterpillar, Inc.                                                                        136,925            8,773
Chevron Corp.                                                                            155,000           11,296
Cisco Systems, Inc. *                                                                    942,100           25,050
Coach, Inc. *                                                                            241,000           11,052
Colgate-Palmolive Co.                                                                    189,950           12,974
Compass Bancshares, Inc.                                                                       -                -
ConocoPhillips                                                                                 -                -
Danaher Corp. (a)                                                                        152,750           11,313
Deere & Co.                                                                                    -                -
Devon Energy Corp.                                                                       129,275            9,061
Emerson Electric Corp.                                                                   208,000            9,354
Fiserv, Inc.                                                                                   -                -
Franklin Resources, Inc.                                                                  96,075           11,443
Gilead Sciences, Inc. *                                                                  178,075           11,454
Google, Inc., Class A *                                                                   27,000           13,535
Harley-Davidson, Inc.                                                                          -                -
Hewlett-Packard Co.                                                                      200,000            8,656
Honeywell International, Inc.                                                            172,250            7,870
Hormel Foods Corp.                                                                             -                -
IBM Corp.                                                                                135,750           13,460
Illinois Tool Works, Inc.                                                                213,000           10,861
Intel Corp.                                                                              428,700            8,986
ITT Industries, Inc.                                                                     206,000           12,287
J.P. Morgan Chase & Co.                                                                  421,000           21,442
Johnson & Johnson                                                                        170,275           11,374
Johnson Controls, Inc.                                                                         -                -
Kellogg Co. (a)                                                                          186,000            9,164
Kohl's Corp. *                                                                           102,000            7,233
Kroger Co.                                                                               316,000            8,090
Laboratory Corp. of AmericaHoldings * (a)                                                146,000           10,722
Limited Brands, Inc.                                                                           -                -
Lincoln National Corp.                                                                   106,900            7,177
Manitowoc Co., Inc.                                                                            -                -
Manpower, Inc.                                                                           123,800            9,029
Marriott International, Inc., Class A                                                    269,325           12,965
Marshall & Ilsley Corp.                                                                        -                -
McDonald's Corp.                                                                         308,000           13,659
Medtronic, Inc.                                                                                -                -
Merck & Co., Inc.                                                                              -                -
MGIC Investment Corp.                                                                          -                -
Microsoft Corp.                                                                          824,000           25,429
Monsanto Co.                                                                             204,000           11,238
Morgan Stanley                                                                           147,525           12,214
News Corp., Class B (a)                                                                  590,000           14,426
Northern Trust Corp.                                                                     116,925            7,103
Nuveen Investments, Inc.                                                                       -                -
Oracle Corp. *                                                                           430,000            7,379
PepsiCo, Inc.                                                                            196,650           12,829
Praxair, Inc.                                                                            144,000            9,081
Procter & Gamble Co.                                                                     237,000           15,374
QUALCOMM, Inc.                                                                           275,000           10,357
Regal-Beloit Corp.                                                                             -                -
Roper Industries, Inc.                                                                   150,225            7,800
Schlumberger, Ltd.                                                                       157,350            9,990
Scotts Co., Class A (a)                                                                        -                -
Stericycle, Inc. *                                                                       142,075           10,940
Target Corp.                                                                                   -
The Walt Disney Co.                                                                      353,000           12,415
Thermo Electron Corp. *                                                                  253,000           12,106
TJX Companies, Inc.                                                                      244,000            7,215
Toro Co.                                                                                       -                -
U.S. Bancorp                                                                                   -                -
United Technologies Corp.                                                                176,825           12,028
Varian Semiconductor Equipment Associates, Inc. * (a)                                    213,000            8,765
Walgreen Co.                                                                                   -                -
Wisconsin Energy Corp.                                                                         -                -
Zimmer Holdings, Inc. *                                                                  163,000           13,728
                                                                                                          -------
TOTAL COMMON STOCKS                                                                                       657,167              92.5%

CORPORATE BONDS
American Home Mortgage Investment Trust,
 Series 2005-2, Class 5A4D,5.33%, 9/25/35 (b)                                                $ -                -
Ameriquest Mortgage Securities, Inc.,
 Series 2003-10I, Class AF5I, 5.47%, 12/25/33                                                  -                -
AOL Time Warner, Inc., 7.70%, 5/1/32                                                           -                -
Banc of America Funding Corp.,
 Series 2006-G, Class 3A2, 5.75%,7/20/36 (b)                                                   -                -
Bank One Capital III, 8.75%, 9/1/30                                                            -                -
Bear Stearns Adjustable Rate Mortgage Trust,
 Series 2005-12, Class 13A1,5.47%, 2/25/36 (b)                                                 -                -
Bear Stearns Alternative-A Trust,
 Series2005-9, 5.85%, 11/25/35                                                                 -                -
Bear Stearns Commercial Mortgage Securities, Inc.,
 Series 2000-WF2,Class A1, 7.11%, 10/15/32                                                     -                -
Bear Stearns Commercial Mortgage Securities, Inc.,
 Series 2004-T14,Class A4, 5.20%, 1/12/41 (b)                                                  -                -
Chase Mortgage Finance Corp., 5.00%, 11/25/33                                                  -                -
Chase Mortgage Finance Corp.,
 Series 2005-A1, Class 2A2, 5.25%,12/25/35 (b)(c)                                              -                -
Chaseflex Trust, Series 2006-1,
 ClassA2A, 5.94%, 6/25/36                                                                      -                -
Comcast Cable, 7.13%, 6/15/13                                                                  -                -
Countrywide Alternative Loan Trust,6.50%, 9/25/34                                              -                -
Countrywide Alternative Loan Trust,
 Series 2005-74T1, Class A1, 6.00%, 1/25/36                                                    -                -
Cox Communications, Inc., 5.50%, 10/1/15                                                       -                -
Credit Based Asset Service and Securitization,
 Series 2005-CB8, ClassAF5, 5.65%, 12/25/35 (b)                                                -                -
Crown Castle Towers LLC, Series 2006-1A,
 Class E, 6.07%,11/15/36 (d)                                                                   -                -
Delta Airlines, 6.72%, 1/2/23 (d)                                                              -                -
Gazprom International, 7.20%,2/1/20 (d)                                                        -                -
General Motors Acceptance Corp.,
 Mortgage Corp. Loan Trust,4.34%, 11/1/34                                                      -                -
Green Tree Financial Corp.,7.60%, 6/15/25                                                      -                -
Greenwich Capital Commercial Funding Corp.,
 Series 2002-C1, Class A4,4.95%, 1/11/35                                                       -                -
Greenwich Capital Commercial Funding Corp.,
 Series 2004-GG1, Class A5,4.88%, 6/10/36                                                      -                -
IndyMac Index Mortgage Loan Trust,
 Series 2005-AR9, 5.45%, 7/25/35                                                               -                -
JP Morgan Mortgage Trust,
 Series2005-A1, Class 2A1, 4.88%, 2/25/35                                                      -                -
JP Morgan Mortgage Trust,
 Series 2005-A2, Class 3A2, 4.93%, 4/25/35                                        -                -
Morgan Stanley Capital I, 5.11%, 6/15/40                                          -                -
Morgan Stanley Dean Witter Capital I, 4.74%, 11/13/36                             -                -
Morgan Stanley Mortgage Loan Trust,5.00%, 8/25/19                                 -                -
Motorola, Inc., 6.50%, 11/15/28                                                   -                -
Onyx Acceptance Owner Trust,
 Series 2003-D, Class A4, 3.20%, 3/15/10 (c)                                      -                -
Sprint Capital Corp., 8.75%, 3/15/32                                              -                -
Tennessee Valley Authority, 6.36%,12/15/17**                                      -                -
Trans-Canada Pipeline, 5.60%, 3/31/34                                             -                -
Truck Retail Installment Paper Corp.,
 5.59%, 12/15/16 (b)(c)(d)                                                        -                -
Vodafone Group PLC, 5.75%, 3/15/16                                                -                -
Washington Mutual, Series 2004-AR3,
 Class A-2, 4.24%, 6/25/34                                                        -                -
YUM! Brands Inc., 7.70%, 7/1/12                                                   -                -
                                                                                             -------
TOTAL CORPORATE BONDS                                                                              -               0.0%

FOREIGN BONDS
France Telecom, 8.75%, 3/1/31                                                     -                -
                                                                                             -------
TOTAL FOREIGN BONDS                                                                                -               0.0%

U.S. GOVERNMENT AGENCIES
FANNIE MAE
5.50%, 2/1/25                                                                     -                -
5.00%, 5/1/25                                                                     -                -
7.50%, 6/1/27                                                                     -                -
7.00%, 6/1/32                                                                     -                -
5.00%, 6/1/33 TBA                                                                 -                -
5.50%, 6/1/33 TBA                                                                 -                -
6.00%, 8/25/33 (b)                                                                -                -
7.00%, 9/1/34                                                                     -                -
5.00%, 10/1/35                                                                    -                -
6.00%, 10/1/35                                                                    -                -
5.50%, 2/1/36                                                                     -                -
                                                                                             -------
                                                                                                   -               0.0%
FREDDIE MAC
7.50%, 7/1/27                                                                     -                -
7.50%, 8/1/27                                                                     -                -
7.50%, 11/1/27                                                                    -                -
7.50%, 12/1/27                                                                    -                -
6.50%, 11/1/31                                                                    -                -
7.00%, 1/1/32                                                                     -                -
7.00%, 8/1/32                                                                     -                -
4.50%, 6/1/34                                                                     -                -
6.00%, 12/1/35                                                                    -                -
                                                                                                          -------
                                                                                                                -               0.0%
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
6.50%, 4/15/32                                                                                 -                -
7.00%, 7/20/32                                                                                 -                -
0.57%, 4/16/46                                                                                 -                -
                                                                                                          -------
                                                                                                                -               0.0%
                                                                                                          -------            -------
TOTAL U.S. GOVERNMENT AGENCIES                                                                                  -               0.0%

U.S. TREASURY OBLIGATIONS
U.S. TREASURY STRIPS
4.73%, 5/15/17**                                                                               -                -
4.84%, 11/15/27**                                                                              -                -
                                                                                                          -------
TOTAL U.S. TREASURY OBLIGATIONS                                                                                 -               0.0%

INVESTMENTS IN AFFILIATES (e)
Fifth Third Institutional Money Market Fund                                           50,302,117           50,302
                                                                                                          -------
TOTAL INVESTMENTS IN AFFILIATES                                                                            50,302               7.1%

SHORT-TERM SECURITIES HELD AS
 COLLATERAL FOR SECURITIES LENDING
Pool of various securities for Fifth Third Funds                                        $ 38,393           38,393
                                                                                                          -------
TOTAL SHORT-TERM SECURITIES HELD AS
 COLLATERAL FOR SECURITIES LENDING                                                                         38,393               5.4%
                                                                                                          -------              -----
TOTAL INVESTMENTS                                                                                         745,862             105.0%
LIABILITIES IN EXCESS OF OTHER ASSETS                                                                     (35,629)             -5.0%
                                                                                                          -------              -----
NET ASSETS                                                                                              $ 710,233             100.0%
                                                                                                          =======            =======

TOTAL INVESTMENTS COST +                                                                                $ 676,253
                                                                                                          =======




                                                                                                            BALANCED FUND
                                                                                          ---------             -------       ------
                                                                                      SHARES/ PRINCIPAL          VALUE           %
                                                                                          ---------             -------       ------

COMMON STOCKS
Abbott Laboratories                                                                             19,075         $ 1,011
Accenture Ltd., Class A                                                                              -               -
Alberto-Culver Co.                                                                              28,000             640
Allstate Corp.                                                                                  13,000             782
Altera Corp. * (a)                                                                                   -               -
Anixter International, Inc. * (a)                                                                9,850             544
Apple Computer, Inc. *                                                                           8,000             686
Archer-Daniels-Midland Co.                                                                      18,500             592
Associated Banc-Corp.                                                                           17,500             597
AT&T, Inc.                                                                                      16,425             618
Autodesk, Inc. * (a)                                                                                 -               -
Baxter International, Inc.                                                                      21,000           1,042
Bemis Co.                                                                                       20,000             678
Best Buy Co., Inc.                                                                               9,500             479
Biogen Idec, Inc. * (a)                                                                              -               -
Boeing Co.                                                                                      10,000             896
Borg Warner, Inc.                                                                                8,000             548
Cameron International Corp. * (a)                                                               11,000             578
Campbell Soup Co.                                                                                    -               -
Caterpillar, Inc.                                                                                    -               -
Chevron Corp.                                                                                   10,000             728
Cisco Systems, Inc. *                                                                           40,000           1,064
Coach, Inc. *                                                                                        -               -
Colgate-Palmolive Co.                                                                                -               -
Compass Bancshares, Inc.                                                                        10,000             609
ConocoPhillips                                                                                   9,500             631
Danaher Corp. (a)                                                                                    -               -
Deere & Co.                                                                                      6,525             654
Devon Energy Corp.                                                                               8,500             596
Emerson Electric Corp.                                                                               -               -
Fiserv, Inc.                                                                                    15,500             815
Franklin Resources, Inc.                                                                             -               -
Gilead Sciences, Inc. *                                                                              -               -
Google, Inc., Class A *                                                                          1,200             602
Harley-Davidson, Inc.                                                                            8,000             546
Hewlett-Packard Co.                                                                                  -               -
Honeywell International, Inc.                                                                        -               -
Hormel Foods Corp.                                                                              22,000             834
IBM Corp.                                                                                            -               -
Illinois Tool Works, Inc.                                                                       17,000             867
Intel Corp.                                                                                          -               -
ITT Industries, Inc.                                                                                 -               -
J.P. Morgan Chase & Co.                                                                         17,500             891
Johnson & Johnson                                                                               11,500             768
Johnson Controls, Inc.                                                                           6,575             608
Kellogg Co. (a)                                                                                 16,000             788
Kohl's Corp. *                                                                                   6,600             468
Kroger Co.                                                                                      24,400             625
Laboratory Corp. of AmericaHoldings * (a)                                                            -               -
Limited Brands, Inc.                                                                            22,000             615
Lincoln National Corp.                                                                          12,000             806
Manitowoc Co., Inc.                                                                             13,000             675
Manpower, Inc.                                                                                   8,100             591
Marriott International, Inc., Class A                                                                -               -
Marshall & Ilsley Corp.                                                                         17,500             824
McDonald's Corp.                                                                                21,000             930
Medtronic, Inc.                                                                                 13,000             695
Merck & Co., Inc.                                                                               15,300             685
MGIC Investment Corp.                                                                            8,000             494
Microsoft Corp.                                                                                 39,425           1,216
Monsanto Co.                                                                                    13,400             738
Morgan Stanley                                                                                       -               -
News Corp., Class B (a)                                                                         24,325             595
Northern Trust Corp.                                                                            16,000             971
Nuveen Investments, Inc.                                                                        11,000             545
Oracle Corp. *                                                                                  47,000             807
PepsiCo, Inc.                                                                                   11,500             750
Praxair, Inc.                                                                                        -               -
Procter & Gamble Co.                                                                            18,000           1,168
QUALCOMM, Inc.                                                                                       -               -
Regal-Beloit Corp.                                                                              14,000             704
Roper Industries, Inc.                                                                               -               -
Schlumberger, Ltd.                                                                              12,500             793
Scotts Co., Class A (a)                                                                         16,500             884
Stericycle, Inc. *                                                                              12,500             963
Target Corp.                                                                                    13,700             840
The Walt Disney Co.                                                                             24,000             844
Thermo Electron Corp. *                                                                              -               -
TJX Companies, Inc.                                                                                  -               -
Toro Co.                                                                                        10,225             524
U.S. Bancorp                                                                                    25,000             890
United Technologies Corp.                                                                            -               -
Varian Semiconductor Equipment Associates, Inc. * (a)                                           19,000             782
Walgreen Co.                                                                                    10,000             453
Wisconsin Energy Corp.                                                                          18,000             838
Zimmer Holdings, Inc. *                                                                         11,500             969
                                                                                                               -------
TOTAL COMMON STOCKS                                                                                             44,374       61.6%

CORPORATE BONDS
American Home Mortgage Investment Trust,
 Series 2005-2, Class 5A4D,5.33%, 9/25/35 (b)                                                  $ 1,500           1,450
Ameriquest Mortgage Securities, Inc.,
 Series 2003-10I, Class AF5I, 5.47%, 12/25/33                                                      500             495
AOL Time Warner, Inc., 7.70%, 5/1/32                                                                75              85
Banc of America Funding Corp.,
 Series 2006-G, Class 3A2, 5.75%,7/20/36 (b)                                                     1,585           1,574
Bank One Capital III, 8.75%, 9/1/30                                                                175             227
Bear Stearns Adjustable Rate Mortgage Trust,
 Series 2005-12, Class 13A1,5.47%, 2/25/36 (b)                                                     939             927
Bear Stearns Alternative-A Trust,
 Series2005-9, 5.85%, 11/25/35                                                                     382             386
Bear Stearns Commercial Mortgage Securities, Inc.,
 Series 2000-WF2,Class A1, 7.11%, 10/15/32                                                         313             316
Bear Stearns Commercial Mortgage Securities, Inc.,
 Series 2004-T14,Class A4, 5.20%, 1/12/41 (b)                                                      700             688
Chase Mortgage Finance Corp., 5.00%, 11/25/33                                                    1,505           1,452
Chase Mortgage Finance Corp.,
 Series 2005-A1, Class 2A2, 5.25%,12/25/35 (b)(c)                                                1,775           1,755
Chaseflex Trust, Series 2006-1,
 ClassA2A, 5.94%, 6/25/36                                                                          400             401
Comcast Cable, 7.13%, 6/15/13                                                                      200             216
Countrywide Alternative Loan Trust,6.50%, 9/25/34                                                  248             252
Countrywide Alternative Loan Trust,
 Series 2005-74T1, Class A1, 6.00%, 1/25/36                                                        394             394
Cox Communications, Inc., 5.50%, 10/1/15                                                            75              73
Credit Based Asset Service and Securitization,
 Series 2005-CB8, ClassAF5, 5.65%, 12/25/35 (b)                                                    515             510
Crown Castle Towers LLC, Series 2006-1A,
 Class E, 6.07%,11/15/36 (d)                                                                       650             645
Delta Airlines, 6.72%, 1/2/23 (d)                                                                  287             290
Gazprom International, 7.20%,2/1/20 (d)                                                            100             105
General Motors Acceptance Corp.,
 Mortgage Corp. Loan Trust,4.34%, 11/1/34                                                          385             379
Green Tree Financial Corp.,7.60%, 6/15/25                                                          270             276
Greenwich Capital Commercial Funding Corp.,
 Series 2002-C1, Class A4,4.95%, 1/11/35                                                         1,000             978
Greenwich Capital Commercial Funding Corp.,
 Series 2004-GG1, Class A5,4.88%, 6/10/36                                                          700             687
IndyMac Index Mortgage Loan Trust,
 Series 2005-AR9, 5.45%, 7/25/35                                                                   270             274
JP Morgan Mortgage Trust,
 Series2005-A1, Class 2A1, 4.88%, 2/25/35                                                          383             375
JP Morgan Mortgage Trust,
 Series 2005-A2, Class 3A2, 4.93%, 4/25/35                                                       1,000             975
Morgan Stanley Capital I, 5.11%, 6/15/40                                                           800             779
Morgan Stanley Dean Witter Capital I, 4.74%, 11/13/36                                              700             677
Morgan Stanley Mortgage Loan Trust,5.00%, 8/25/19                                                  735             716
Motorola, Inc., 6.50%, 11/15/28                                                                    205             205
Onyx Acceptance Owner Trust,
 Series 2003-D, Class A4, 3.20%, 3/15/10 (c)                                                       201             199
Sprint Capital Corp., 8.75%, 3/15/32                                                                65              77
Tennessee Valley Authority, 6.36%,12/15/17**                                                       900             513
Trans-Canada Pipeline, 5.60%, 3/31/34                                                              195             183
Truck Retail Installment Paper Corp.,
 5.59%, 12/15/16 (b)(c)(d)                                                                       2,000           2,005
Vodafone Group PLC, 5.75%, 3/15/16                                                                  75              75
Washington Mutual, Series 2004-AR3,
 Class A-2, 4.24%, 6/25/34                                                                         360             354
YUM! Brands Inc., 7.70%, 7/1/12                                                                    125             135
                                                                                                               -------
TOTAL CORPORATE BONDS                                                                                           22,103       30.6%

FOREIGN BONDS
France Telecom, 8.75%, 3/1/31                                                                      200             262
                                                                                                               -------
TOTAL FOREIGN BONDS                                                                                                262        0.4%

U.S. GOVERNMENT AGENCIES
FANNIE MAE
5.50%, 2/1/25                                                                                      224             222
5.00%, 5/1/25                                                                                      414             400
7.50%, 6/1/27                                                                                       30              31
7.00%, 6/1/32                                                                                       12              13
5.00%, 6/1/33 TBA                                                                                  500             480
5.50%, 6/1/33 TBA                                                                                2,625           2,582
6.00%, 8/25/33 (b)                                                                                 412             410
7.00%, 9/1/34                                                                                        8               8
5.00%, 10/1/35                                                                                     174             167
6.00%, 10/1/35                                                                                     312             313
5.50%, 2/1/36                                                                                      310             305
                                                                                                               -------
                                                                                                                 4,931        6.8%
FREDDIE MAC
7.50%, 7/1/27                                                                                       11              12
7.50%, 8/1/27                                                                                       46              48
7.50%, 11/1/27                                                                                      30              32
7.50%, 12/1/27                                                                                      50              52
6.50%, 11/1/31                                                                                     502             513
7.00%, 1/1/32                                                                                        7               7
7.00%, 8/1/32                                                                                       33              34
4.50%, 6/1/34                                                                                      172             161
6.00%, 12/1/35                                                                                     297             299
                                                                                                               -------
                                                                                                                 1,158        1.6%
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
6.50%, 4/15/32                                                                                     122             125
7.00%, 7/20/32                                                                                      67              69
0.57%, 4/16/46                                                                                   3,486             134
                                                                                                               -------
                                                                                                                   328        0.5%
                                                                                                               -------       -----
TOTAL U.S. GOVERNMENT AGENCIES                                                                                   6,417        8.9%

U.S. TREASURY OBLIGATIONS
U.S. TREASURY STRIPS
4.73%, 5/15/17**                                                                                   150              91
4.84%, 11/15/27**                                                                                  650             231
                                                                                                               -------
TOTAL U.S. TREASURY OBLIGATIONS                                                                                    322        0.4%

INVESTMENTS IN AFFILIATES (e)
Fifth Third Institutional Money Market Fund                                                  2,043,570           2,044
                                                                                                               -------
TOTAL INVESTMENTS IN AFFILIATES                                                                                  2,044        2.8%

SHORT-TERM SECURITIES HELD AS
 COLLATERAL FOR SECURITIES LENDING
Pool of various securities for Fifth Third Funds                                               $ 3,850           3,850
                                                                                                               -------
TOTAL SHORT-TERM SECURITIES HELD AS
 COLLATERAL FOR SECURITIES LENDING                                                                               3,850        5.3%
                                                                                                               -------       -----
TOTAL INVESTMENTS                                                                                               79,372      110.0%
LIABILITIES IN EXCESS OF OTHER ASSETS                                                                           (7,245)     -10.0%
                                                                                                               -------       -----
NET ASSETS                                                                                                     $72,127      100.0%
                                                                                                               =======      ======

TOTAL INVESTMENTS COST +                                                                                       $75,504
                                                                                                               =======
---------------------------------------------
For federal income tax purposes:
Total investments cost                                                                                         $75,640
                                                                                                              ========

Gross unrealized appreciation                                                                                  $ 4,630
Gross unrealized depreciation                                                                                     (898)
                                                                                                              --------
Net unrealized appreciation                                                                                    $ 3,732
                                                                                                              ========



                                                                    PRO FORMA
                                                                    ADJUSTMENTS                           PRO FORMA FUND
                                                               -------       -------        ---------             -------     ------
                                                              SHARES/                        SHARES/
                                                             PRINCIPAL        VALUE         PRINCIPAL              VALUE        %
                                                               -------       -------        ---------             -------     ------

COMMON STOCKS
Abbott Laboratories                                                  -         $ -              283,075         $ 15,003
Accenture Ltd., Class A                                                                         351,000           13,250
Alberto-Culver Co.                                                                              359,000            8,210
Allstate Corp.                                                                                   13,000              782
Altera Corp. * (a)                                                                              324,000            6,496
Anixter International, Inc. * (a)                                                                 9,850              544
Apple Computer, Inc. *                                                                          159,000           13,631
Archer-Daniels-Midland Co.                                                                       18,500              592
Associated Banc-Corp.                                                                            17,500              597
AT&T, Inc.                                                                                      321,400           12,094
Autodesk, Inc. * (a)                                                                            162,975            7,125
Baxter International, Inc.                                                                      318,000           15,791
Bemis Co.                                                                                        20,000              678
Best Buy Co., Inc.                                                                              206,300           10,398
Biogen Idec, Inc. * (a)                                                                         181,000            8,750
Boeing Co.                                                                                      125,100           11,204
Borg Warner, Inc.                                                                                 8,000              548
Cameron International Corp. * (a)                                                                11,000              578
Campbell Soup Co.                                                                               309,000           11,890
Caterpillar, Inc.                                                                               136,925            8,773
Chevron Corp.                                                                                   165,000           12,024
Cisco Systems, Inc. *                                                                           982,100           26,114
Coach, Inc. *                                                                                   241,000           11,052
Colgate-Palmolive Co.                                                                           189,950           12,974
Compass Bancshares, Inc.                                                                         10,000              609
ConocoPhillips                                                                                    9,500              631
Danaher Corp. (a)                                                                               152,750           11,313
Deere & Co.                                                                                       6,525              654
Devon Energy Corp.                                                                              137,775            9,657
Emerson Electric Corp.                                                                          208,000            9,354
Fiserv, Inc.                                                                                     15,500              815
Franklin Resources, Inc.                                                                         96,075           11,443
Gilead Sciences, Inc. *                                                                         178,075           11,454
Google, Inc., Class A *                                                                          28,200           14,137
Harley-Davidson, Inc.                                                                             8,000              546
Hewlett-Packard Co.                                                                             200,000            8,656
Honeywell International, Inc.                                                                   172,250            7,870
Hormel Foods Corp.                                                                               22,000              834
IBM Corp.                                                                                       135,750           13,460
Illinois Tool Works, Inc.                                                                       230,000           11,728
Intel Corp.                                                                                     428,700            8,986
ITT Industries, Inc.                                                                            206,000           12,287
J.P. Morgan Chase & Co.                                                                         438,500           22,333
Johnson & Johnson                                                                               181,775           12,142
Johnson Controls, Inc.                                                                            6,575              608
Kellogg Co. (a)                                                                                 202,000            9,952
Kohl's Corp. *                                                                                  108,600            7,701
Kroger Co.                                                                                      340,400            8,715
Laboratory Corp. of AmericaHoldings * (a)                                                       146,000           10,722
Limited Brands, Inc.                                                                             22,000              615
Lincoln National Corp.                                                                          118,900            7,983
Manitowoc Co., Inc.                                                                              13,000              675
Manpower, Inc.                                                                                  131,900            9,620
Marriott International, Inc., Class A                                                           269,325           12,965
Marshall & Ilsley Corp.                                                                          17,500              824
McDonald's Corp.                                                                                329,000           14,589
Medtronic, Inc.                                                                                  13,000              695
Merck & Co., Inc.                                                                                15,300              685
MGIC Investment Corp.                                                                             8,000              494
Microsoft Corp.                                                                                 863,425           26,645
Monsanto Co.                                                                                    217,400           11,976
Morgan Stanley                                                                                  147,525           12,214
News Corp., Class B (a)                                                                         614,325           15,021
Northern Trust Corp.                                                                            132,925            8,074
Nuveen Investments, Inc.                                                                         11,000              545
Oracle Corp. *                                                                                  477,000            8,186
PepsiCo, Inc.                                                                                   208,150           13,579
Praxair, Inc.                                                                                   144,000            9,081
Procter & Gamble Co.                                                                            255,000           16,542
QUALCOMM, Inc.                                                                                  275,000           10,357
Regal-Beloit Corp.                                                                               14,000              704
Roper Industries, Inc.                                                                          150,225            7,800
Schlumberger, Ltd.                                                                              169,850           10,783
Scotts Co., Class A (a)                                                                          16,500              884
Stericycle, Inc. *                                                                              154,575           11,903
Target Corp.                                                                                     13,700              840
The Walt Disney Co.                                                                             377,000           13,259
Thermo Electron Corp. *                                                                         253,000           12,106
TJX Companies, Inc.                                                                             244,000            7,215
Toro Co.                                                                                         10,225              524
U.S. Bancorp                                                                                     25,000              890
United Technologies Corp.                                                                       176,825           12,028
Varian Semiconductor Equipment Associates, Inc. * (a)                                           232,000            9,547
Walgreen Co.                                                                                     10,000              453
Wisconsin Energy Corp.                                                                           18,000              838
Zimmer Holdings, Inc. *                                                                         174,500           14,697
                                                                                                                 -------
TOTAL COMMON STOCKS                                                                                              701,541      89.7%

CORPORATE BONDS
American Home Mortgage Investment Trust,
 Series 2005-2, Class 5A4D,5.33%, 9/25/35 (b)                                                   $ 1,500            1,450
Ameriquest Mortgage Securities, Inc.,
 Series 2003-10I, Class AF5I, 5.47%, 12/25/33                                                       500              495
AOL Time Warner, Inc., 7.70%, 5/1/32                                                                 75               85
Banc of America Funding Corp.,
 Series 2006-G, Class 3A2, 5.75%,7/20/36 (b)                                                      1,585            1,574
Bank One Capital III, 8.75%, 9/1/30                                                                 175              227
Bear Stearns Adjustable Rate Mortgage Trust,
 Series 2005-12, Class 13A1,5.47%, 2/25/36 (b)                                                      939              927
Bear Stearns Alternative-A Trust,
 Series2005-9, 5.85%, 11/25/35                                                                      382              386
Bear Stearns Commercial Mortgage Securities, Inc.,
 Series 2000-WF2,Class A1, 7.11%, 10/15/32                                                          313              316
Bear Stearns Commercial Mortgage Securities, Inc.,
 Series 2004-T14,Class A4, 5.20%, 1/12/41 (b)                                                       700              688
Chase Mortgage Finance Corp., 5.00%, 11/25/33                                                     1,505            1,452
Chase Mortgage Finance Corp.,
 Series 2005-A1, Class 2A2, 5.25%,12/25/35 (b)(c)                                                 1,775            1,755
Chaseflex Trust, Series 2006-1,
 ClassA2A, 5.94%, 6/25/36                                                                           400              401
Comcast Cable, 7.13%, 6/15/13                                                                       200              216
Countrywide Alternative Loan Trust,6.50%, 9/25/34                                                   248              252
Countrywide Alternative Loan Trust,
 Series 2005-74T1, Class A1, 6.00%, 1/25/36                                                         394              394
Cox Communications, Inc., 5.50%, 10/1/15                                                             75               73
Credit Based Asset Service and Securitization,
 Series 2005-CB8, ClassAF5, 5.65%, 12/25/35 (b)                                                     515              510
Crown Castle Towers LLC, Series 2006-1A,
 Class E, 6.07%,11/15/36 (d)                                                                        650              645
Delta Airlines, 6.72%, 1/2/23 (d)                                                                   287              290
Gazprom International, 7.20%,2/1/20 (d)                                                             100              105
General Motors Acceptance Corp.,
 Mortgage Corp. Loan Trust,4.34%, 11/1/34                                                           385              379
Green Tree Financial Corp.,7.60%, 6/15/25                                                           270              276
Greenwich Capital Commercial Funding Corp.,
 Series 2002-C1, Class A4,4.95%, 1/11/35                                                          1,000              978
Greenwich Capital Commercial Funding Corp.,
 Series 2004-GG1, Class A5,4.88%, 6/10/36                                                           700              687
IndyMac Index Mortgage Loan Trust,
 Series 2005-AR9, 5.45%, 7/25/35                                                                    270              274
JP Morgan Mortgage Trust,
 Series2005-A1, Class 2A1, 4.88%, 2/25/35                                                           383              375
JP Morgan Mortgage Trust,
 Series 2005-A2, Class 3A2, 4.93%, 4/25/35                                                        1,000              975
Morgan Stanley Capital I, 5.11%, 6/15/40                                                            800              779
Morgan Stanley Dean Witter Capital I, 4.74%, 11/13/36                                               700              677
Morgan Stanley Mortgage Loan Trust,5.00%, 8/25/19                                                   735              716
Motorola, Inc., 6.50%, 11/15/28                                                                     205              205
Onyx Acceptance Owner Trust,
 Series 2003-D, Class A4, 3.20%, 3/15/10 (c)                                                        201              199
Sprint Capital Corp., 8.75%, 3/15/32                                                                 65               77
Tennessee Valley Authority, 6.36%,12/15/17**                                                        900              513
Trans-Canada Pipeline, 5.60%, 3/31/34                                                               195              183
Truck Retail Installment Paper Corp.,
 5.59%, 12/15/16 (b)(c)(d)                                                                        2,000            2,005
Vodafone Group PLC, 5.75%, 3/15/16                                                                   75               75
Washington Mutual, Series 2004-AR3,
 Class A-2, 4.24%, 6/25/34                                                                          360              354
YUM! Brands Inc., 7.70%, 7/1/12                                                                     125              135
                                                                                                                 -------
TOTAL CORPORATE BONDS                                                                                 -           22,103       2.8%

FOREIGN BONDS
France Telecom, 8.75%, 3/1/31                                                                       200              262
                                                                                                                 -------
TOTAL FOREIGN BONDS                                                                                                  262       0.0%

U.S. GOVERNMENT AGENCIES
FANNIE MAE
5.50%, 2/1/25                                                                                       224              222
5.00%, 5/1/25                                                                                       414              400
7.50%, 6/1/27                                                                                        30               31
7.00%, 6/1/32                                                                                        12               13
5.00%, 6/1/33 TBA                                                                                   500              480
5.50%, 6/1/33 TBA                                                                                 2,625            2,582
6.00%, 8/25/33 (b)                                                                                  412              410
7.00%, 9/1/34                                                                                         8                8
5.00%, 10/1/35                                                                                      174              167
6.00%, 10/1/35                                                                                      312              313
5.50%, 2/1/36                                                                                       310              305
                                                                                                                 -------
                                                                                                      -            4,931       0.6%
FREDDIE MAC
7.50%, 7/1/27                                                                                        11               12
7.50%, 8/1/27                                                                                        46               48
7.50%, 11/1/27                                                                                       30               32
7.50%, 12/1/27                                                                                       50               52
6.50%, 11/1/31                                                                                      502              513
7.00%, 1/1/32                                                                                         7                7
7.00%, 8/1/32                                                                                        33               34
4.50%, 6/1/34                                                                                       172              161
6.00%, 12/1/35                                                                                      297              299
                                                                                                                 -------
                                                                                                                   1,158       0.2%
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
6.50%, 4/15/32                                                                                      122              125
7.00%, 7/20/32                                                                                       67               69
0.57%, 4/16/46                                                                                    3,486              134
                                                                                                                 -------
                                                                                                                     328       0.0%
                                                                                                                 -------      -----
TOTAL U.S. GOVERNMENT AGENCIES                                                                                     6,417       0.8%

U.S. TREASURY OBLIGATIONS
U.S. TREASURY STRIPS
4.73%, 5/15/17**                                                                                    150               91
4.84%, 11/15/27**                                                                                   650              231
                                                                                                                 -------
TOTAL U.S. TREASURY OBLIGATIONS                                                                                      322       0.1%

INVESTMENTS IN AFFILIATES (e)
Fifth Third Institutional Money Market Fund                                                  52,345,687           52,346
                                                                                                                 -------
TOTAL INVESTMENTS IN AFFILIATES                                                                                   52,346       6.7%

SHORT-TERM SECURITIES HELD AS
 COLLATERAL FOR SECURITIES LENDING
Pool of various securities for Fifth Third Funds                                               $ 42,243           42,243
                                                                                                                 -------
TOTAL SHORT-TERM SECURITIES HELD AS
 COLLATERAL FOR SECURITIES LENDING                                                                                42,243       5.4%
                                                                                                                 -------      -----
TOTAL INVESTMENTS                                                                -                               825,234     105.5%
LIABILITIES IN EXCESS OF OTHER ASSETS                                            -                               (42,874)     -5.5%
                                                                            ------                               -------      -----
NET ASSETS                                                                     $ -                              $782,360     100.0%
                                                                            ======                               =======     ======

TOTAL INVESTMENTS COST +                                                       $ -                              $751,757
                                                                            ======                               =======
---------------------------------------------
For federal income tax purposes:
Total investments cost                                                         $ -                              $752,677
                                                                            ======                              ========

Gross unrealized appreciation                                                  $ -                              $ 77,840
Gross unrealized depreciation                                                    -                                (5,283)
                                                                            ------                              --------
Net unrealized appreciation                                                    $ -                              $ 72,557
                                                                           =======                              ========

     *    Non-income producing security.

     **   Rate represents the effective yield at purchase.

     (a)  All or part of this security was on loan at January 31, 2007.

     (b) Variable rate security. Rate presented represents rate in effect at January 31, 2007. Maturity date represents actual maturity date.

     (c) All or a part of this security has been deposited as collateral for TBA security.

     (d) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

     (e)  Investment is in Institutional Shares of indicated fund.

     +    For financial reporting purposes.

                  See notes to pro forma financial statements.

As of January 31, 2007, the securities on loan information is as follows:

                                                                                  MARKET
                                                                 OPEN            VALUE OF                  AVERAGE
                                                CASH          COLLATERAL          LOANED                     LOAN
                                             COLLATERAL      COMMITMENTS        SECURITIES             OUTSTANDING ***
                                             ----------      -----------        ----------             ---------------
QUALITY GROWTH FUND                            $ 38,393             $ 16           $ 37,339                  $ 105,391
BALANCED FUND                                     3,850              (25)             3,744                      4,387
                                             ----------      -----------         ----------            ---------------
PRO FORMA FUND                                 $ 42,243             $ (9)          $ 41,083                  $ 109,778

 *** For periods when securities lending was utilized.

The cash collateral received by all the funds of Fifth Third Funds at January 31, 2007, was pooled and invested in the following:

SECURITY TYPE            SECURITY NAME                           VALUE     RATE      MATURITY DATE
----------------------   --------------------------------      --------    ------    -------------
Floating Rate Security   American Express Bank                 $ 35,000    5.29%   11/20/07
Floating Rate Security   Bank of New York Co., Inc.              40,000    5.31%    2/11/08
Floating Rate Security   BMW                                     30,000    5.30%     2/5/08
Floating Rate Security   Canadian Imperial Bank NY               20,000    5.30%    1/24/08
Floating Rate Security   Florida Heart Group                      8,595    5.32%     4/1/14
Floating Rate Security   General Electric Capital Corp.           7,702    5.45%     7/9/07
Floating Rate Security   Guiding Light Church                    10,700    5.32%     3/1/25
Floating Rate Security   IBM Corp.                               35,000    5.31%     2/8/08
Floating Rate Security   Lehman                                  10,002    5.37%    5/31/07
Floating Rate Security   Merrill Lynch                           30,000    5.36%    5/29/07
Floating Rate Security   Morgan Stanley                          10,000    5.34%     2/4/08
Floating Rate Security   Morgan Stanley                           5,000    5.34%     2/4/08
Floating Rate Security   Morgan Stanley                          25,000    5.38%     2/4/08
Floating Rate Security   National Australia Bank                 25,000    5.29%     2/7/08
Repurchase Agreement     Barclays Capital Markets               109,920    5.25%     2/1/07
Repurchase Agreement     Deutsche Bank Securities, Inc.          58,458    5.26%     2/1/07

The investment concentrations for these funds as a percentage of net assets, by industry, as of January 31, 2007, were as follows:

                                                                      QUALITY
                                                                       GROWTH               BALANCED         PRO FORMA
                                                                        FUND                  FUND              FUND
                                                                       -------              -------           -------
Aerospace/Defense                                                         3.1%             1.6%               3.0%
Agriculture                                                               1.6%             1.0%               1.5%
Apparel                                                                   1.6%             0.0%               1.5%
Auto Parts & Equipment                                                    0.0%             1.6%               0.1%
Automobile ABS                                                            0.0%             3.6%               0.3%
Banks                                                                     1.0%             5.8%               1.4%
Beverages                                                                 1.8%             1.0%               1.7%
Biotechnology                                                             1.2%             0.0%               1.1%
Cash Equivalents                                                          5.4%             5.3%               5.4%
Chemicals                                                                 1.3%             0.0%               1.2%
Commercial MBS                                                            0.0%             8.5%               0.8%
Commercial Services                                                       3.1%             0.8%               2.9%
Computers                                                                 4.9%             2.1%               4.6%
Cosmetics/Personal Care                                                   4.0%             1.6%               3.8%
Diversified Financial Services                                            6.3%             2.4%               5.9%
Electric                                                                  0.0%             1.2%               0.1%
Electrical Components & Equipment                                         1.3%             0.0%               1.2%
Electronics                                                               1.7%             0.0%               1.5%
Environmental Control                                                     1.5%             1.3%               1.5%
Food                                                                      4.1%             3.9%               4.1%
Hand/Machine Tools                                                        0.0%             1.0%               0.1%
Healthcare-Products                                                       6.7%             5.8%               6.6%
Healthcare-Services                                                       1.5%             0.0%               1.4%
Home Equity ABS                                                           0.0%             0.7%               0.1%
Household Products/Wares                                                  0.0%             1.2%               0.1%
Housewares                                                                0.0%             0.7%               0.1%
Insurance                                                                 1.0%             2.9%               1.2%
Internet                                                                  1.9%             0.8%               1.8%
Investment Companies                                                      7.1%             2.8%               6.7%
Leisure Time                                                              0.0%             0.8%               0.1%
Lodging                                                                   1.8%             0.0%               1.6%
Machinery-Construction & Mining                                           1.2%             0.0%               1.1%
Machinery-Diversified                                                     0.0%             1.8%               0.2%
Media                                                                     3.8%             2.5%               3.7%
Miscellaneous Manufacturing                                               7.2%             1.2%               6.6%
Oil & Gas                                                                 2.9%             2.8%               2.9%
Oil & Gas Services                                                        1.4%             1.9%               1.4%
Other ABS                                                                 0.0%             0.7%               0.1%
Packaging & Containers                                                    0.0%             0.9%               0.1%
Pharmaceuticals                                                           3.6%             2.4%               3.5%
Pipelines                                                                 0.0%             0.3%               0.0%
Retail                                                                    5.4%             5.5%               5.4%
Semiconductors                                                            3.4%             1.1%               3.2%
Software                                                                  5.6%             2.8%               5.3%
Sovereign                                                                 0.0%            10.0%               0.9%
Telecommunications                                                        6.6%             4.0%               6.4%
WL Collateral CMO                                                         0.0%            13.7%               1.3%
                                                                       -------          -------            -------
                                                                        105.0%           110.0%             105.5%
                                                                       =======          =======            =======

PRO FORMA COMBINED
STATEMENTS OF ASSETS AND LIABILITIES

JANUARY 31, 2007 (UNAUDITED)
(Dollar amounts in thousands except per share prices)

                                                                                                                           U.S.
                                                                                                 INTERMEDIATE           GOVERNMENT
                                                                                BOND                 BOND                  BOND
                                                                                FUND                 FUND                  FUND
                                                                             ---------            ---------             --------
ASSETS:

Investments, at cost                                                         $ 354,084              $ 458,511            $ 46,779
Net unrealized depreciation                                                     (3,231)                (1,413)               (925)
                                                                             ---------              ---------            --------
Investments, at value                                                          350,853                457,098              45,854

Investment in affiliates, at value
(cost $5,187, $17,244, $8,586; and $22,431,
  $13,773, $31,017, respectively)                                                5,187                 17,244               8,586
                                                                             ---------              ---------            --------
Total Investments                                                              356,040                474,342              54,440


Interest, dividends and other receivables                                        1,516                  3,318                 316
Receivable for investments sold                                                      -                 16,174                   -
Receivable for Fund shares sold                                                    159                     50                  22
Receivable from Advisor and affiliates                                              12                     31                   7
Prepaid expenses and other assets                                                   32                     35                  24
                                                                             ---------              ---------            --------
Total Assets                                                                   357,759                493,950              54,809
                                                                             ---------              ---------            --------
LIABILITIES:

Payable for investments purchased                                               67,667                 19,263               4,505
Payable for securities loaned                                                    9,231                 16,587
Payable for Fund shares redeemed                                                   320                    628                  53
Accrued expenses and other payables:
Payable to Advisor and affiliates                                                  156                    268                  25
Distribution and administrative services fees                                        5                      6                   6
Other                                                                              181                     99                  17
                                                                             ---------              ---------            --------
Total Liabilities                                                               77,560                 36,851               4,606
                                                                             ---------              ---------            --------
NET ASSETS:
Paid--in Capital                                                               285,675                498,696              50,827
Accumulated net investment income (loss)                                          (212)                   (70)                312
Accumulated net realized loss from
  investment transactions                                                       (2,033)               (40,114)                (11)
Net unrealized depreciation on investments                                      (3,231)                (1,413)               (925)
                                                                             ---------              ---------            --------
Net Assets                                                                   $ 280,199              $ 457,099            $ 50,203
                                                                             =========              =========            ========
Market value of

securities loaned                                                              $ 8,977               $ 16,132                 $ -
                                                                             =========              =========           =========
Net Assets:
Institutional Shares                                                         $ 266,900              $ 434,349            $ 26,317
Class A Shares                                                                  10,363                 19,919              22,444
Class B Shares                                                                   2,450                  2,052                   -
Class C Shares                                                                     251                    715               1,439
Advisor Shares                                                                     235                     64                   3
                                                                             ---------              ---------            --------
Total                                                                        $ 280,199              $ 457,099            $ 50,203
                                                                             =========              =========            ========
Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value):

Institutional Shares                                                            27,283                 45,255               2,633
Class A Shares                                                                   1,059                  2,070               2,243
Class B Shares                                                                     250                    214                   -
Class C Shares                                                                      27                     75                 145
Advisor Shares ^                                                                    24                      6                   -
                                                                             ---------              ---------            --------
Total                                                                           28,643                 47,620               5,021
                                                                             =========              =========            ========
Net Asset Value+
Institutional Shares                                                            $ 9.78                 $ 9.60              $ 9.99
                                                                             =========              =========            ========
Class A Shares-- redemption price per share                                     $ 9.78                 $ 9.63             $ 10.01
                                                                             =========              =========            ========
Class B Shares-- offering price per share*                                      $ 9.78                 $ 9.57                  NA
                                                                             =========              =========           =========
Class C Shares-- offering price per share*                                      $ 9.78                 $ 9.59              $ 9.92
                                                                             =========              =========            ========
Advisor Shares-- redemption price per share                                     $ 9.78                 $ 9.59             $ 10.00
                                                                             =========              =========            ========
Maximum Sales Charge

Class A Shares                                                                   4.75%                  3.50%               4.75%
Advisor Shares                                                                   3.25%                  2.00%               3.25%

Maximum Offering Price (100%/(100%-Maximum sales charge) of net asset value adjusted to the nearest cent) per share

Class A Shares                                                                 $ 10.27                 $ 9.98             $ 10.51
                                                                             =========              =========            ========
Advisor Shares                                                                 $ 10.11                 $ 9.79             $ 10.34
                                                                             =========              =========            ========


                                                                                  -----------------------
                                                                                      MERGER SCENARIO 1
                                                                                  -----------------------


                                                                             PRO FORMA               PRO FORMA
                                                                            ADJUSTMENTS                 FUND
                                                                            ------------              --------
ASSETS:

Investments, at cost                                                                 $ -              $ 812,595
Net unrealized depreciation                                                            -                 (4,644)
                                                                                --------               --------
Investments, at value                                                                  -                807,951

Investment in affiliates, at value
(cost $5,187, $17,244, $8,586; and $22,431,
  $13,773, $31,017, respectively)                                                      -                 22,431
                                                                                --------               --------
Total Investments                                                                      -                830,382


Interest, dividends and other receivables                                              -                  4,834
Receivable for investments sold                                                        -                 16,174
Receivable for Fund shares sold                                                        -                    209
Receivable from Advisor and affiliates                                                 -                     43
Prepaid expenses and other assets                                                      -                     67
                                                                                --------               --------
Total Assets                                                                           -                851,709
                                                                                --------               --------
LIABILITIES:

Payable for investments purchased                                                      -                 86,930
Payable for securities loaned                                                          -                 25,818
Payable for Fund shares redeemed                                                       -                    948
Accrued expenses and other payables:
Payable to Advisor and affiliates                                                      -                    424
Distribution and administrative services fees                                          -                     11
Other                                                                                  -                    280
                                                                                --------               --------
Total Liabilities                                                                      -                114,411
                                                                                --------               --------
NET ASSETS:
Paid--in Capital                                                                       -                784,371
Accumulated net investment income (loss)                                               -                   (282)
Accumulated net realized loss from
  investment transactions                                                              -                (42,147)
Net unrealized depreciation on investments                                             -                 (4,644)
                                                                                --------               --------
Net Assets                                                                           $ -              $ 737,298
                                                                                ========               ========
Market value of

securities loaned                                                                    $ -                $25,109
                                                                               =========              =========
Net Assets:
Institutional Shares                                                                 $ -              $ 701,249
Class A Shares                                                                         -                 30,282
Class B Shares                                                                         -                  4,502
Class C Shares                                                                         -                    966
Advisor Shares                                                                         -                    299
                                                                                --------               --------
Total                                                                                $ -              $ 737,298
                                                                                ========               ========
Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value):

Institutional Shares                                                                (843) (a)            71,695
Class A Shares                                                                       (33) (a)             3,096
Class B Shares                                                                        (4) (a)               460
Class C Shares                                                                        (2) (a)               100
Advisor Shares ^                                                                       1  (a)                31
                                                                                --------               --------
Total                                                                               (881)                75,382
                                                                                ========               ========
Net Asset Value+
Institutional Shares                                                                                     $ 9.78
                                                                                                      =========
Class A Shares-- redemption price per share                                                              $ 9.78
                                                                                                      =========
Class B Shares-- offering price per share*                                                               $ 9.78
                                                                                                      =========
Class C Shares-- offering price per share*                                                               $ 9.78
                                                                                                      =========
Advisor Shares-- redemption price per share                                                              $ 9.78
                                                                                                       ========
Maximum Sales Charge

Class A Shares                                                                                            4.75%
Advisor Shares                                                                                            3.25%

Maximum Offering Price (100%/(100%-Maximum sales charge) of net asset value adjusted to the nearest cent) per share

Class A Shares                                                                                          $ 10.27
                                                                                                      =========
Advisor Shares                                                                                          $ 10.11
                                                                                                      =========


                                                                                        -----------------------
                                                                                             MERGER SCENARIO 2
                                                                                        -----------------------


                                                                                      PRO FORMA           PRO FORMA
                                                                                     ADJUSTMENTS             FUND
                                                                                       --------            --------
ASSETS:

Investments, at cost                                                                        $ -          $ 400,863
Net unrealized depreciation                                                                   -             (4,156)
                                                                                       --------           --------
Investments, at value                                                                         -            396,707

Investment in affiliates, at value
(cost $5,187, $17,244, $8,586; and $22,431,
  $13,773, $31,017, respectively)                                                             -             13,773
                                                                                       --------           --------
Total Investments                                                                             -            410,480


Interest, dividends and other receivables                                                     -              1,832
Receivable for investments sold                                                               -                  -
Receivable for Fund shares sold                                                               -                181
Receivable from Advisor and affiliates                                                        -                 19
Prepaid expenses and other assets                                                             -                 56
                                                                                       --------           --------
Total Assets                                                                                  -            412,568
                                                                                       --------           --------
LIABILITIES:

Payable for investments purchased                                                             -             72,172
Payable for securities loaned                                                                 -              9,231
Payable for Fund shares redeemed                                                              -                373
Accrued expenses and other payables:
Payable to Advisor and affiliates                                                             -                181
Distribution and administrative services fees                                                 -                 11
Other                                                                                         -                198
                                                                                       --------           --------
Total Liabilities                                                                             -             82,166
                                                                                       --------           --------
NET ASSETS:
Paid--in Capital                                                                              -            336,502
Accumulated net investment income (loss)                                                      -                100
Accumulated net realized loss from
  investment transactions                                                                     -             (2,044)
Net unrealized depreciation on investments                                                    -             (4,156)
                                                                                       --------           --------
Net Assets                                                                                  $ -          $ 330,402
                                                                                       ========           ========
Market value of

securities loaned                                                                           $ -            $ 8,977
                                                                                      =========          =========
Net Assets:
Institutional Shares                                                                        $ -          $ 293,217
Class A Shares                                                                                -             32,807
Class B Shares                                                                                -              2,450
Class C Shares                                                                                -              1,690
Advisor Shares                                                                                -                238
                                                                                       --------           --------
Total                                                                                       $ -          $ 330,402
                                                                                       ========           ========
Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value):

Institutional Shares                                                                         58  (a)        29,974
Class A Shares                                                                               52  (a)         3,354
Class B Shares                                                                                -  (a)           250
Class C Shares                                                                                2  (a)           174
Advisor Shares ^                                                                              -  (a)            24
                                                                                       --------           --------
Total                                                                                       112             33,776
                                                                                       ========           ========
Net Asset Value+
Institutional Shares                                                                                        $ 9.78
                                                                                                         =========
Class A Shares-- redemption price per share                                                                 $ 9.78
                                                                                                         =========
Class B Shares-- offering price per share*                                                                  $ 9.78
                                                                                                         =========
Class C Shares-- offering price per share*                                                                  $ 9.78
                                                                                                         =========
Advisor Shares-- redemption price per share                                                                 $ 9.78
                                                                                                          ========
Maximum Sales Charge

Class A Shares                                                                                               4.75%
Advisor Shares                                                                                               3.25%

Maximum Offering Price (100%/(100%-Maximum sales charge) of net asset value adjusted to the nearest cent) per share

Class A Shares                                                                                             $ 10.27
                                                                                                         =========
Advisor Shares                                                                                             $ 10.11
                                                                                                         =========


                                                                                            -----------------------
                                                                                                MERGER SCENARIO 3
                                                                                            -----------------------


                                                                                      PRO FORMA                PRO FORMA
                                                                                      ADJUSTMENTS                  FUND
                                                                                        --------                 --------
ASSETS:

Investments, at cost                                                                         $ -               $ 859,374
Net unrealized depreciation                                                                    -                  (5,569)
                                                                                        --------                --------
Investments, at value                                                                          -                 853,805

Investment in affiliates, at value
(cost $5,187, $17,244, $8,586; and $22,431,
  $13,773, $31,017, respectively)                                                              -                  31,017
                                                                                        --------                --------
Total Investments                                                                              -                 884,822


Interest, dividends and other receivables                                                      -                   5,150
Receivable for investments sold                                                                -                  16,174
Receivable for Fund shares sold                                                                -                     231
Receivable from Advisor and affiliates                                                         -                      50
Prepaid expenses and other assets                                                              -                      91
                                                                                        --------                --------
Total Assets                                                                                   -                 906,518
                                                                                        --------                --------
LIABILITIES:

Payable for investments purchased                                                              -                  91,435
Payable for securities loaned                                                                  -                  25,818
Payable for Fund shares redeemed                                                               -                   1,001
Accrued expenses and other payables:
Payable to Advisor and affiliates                                                              -                     449
Distribution and administrative services fees                                                  -                      17
Other                                                                                          -                     297
                                                                                        --------                --------
Total Liabilities                                                                              -                 119,017
                                                                                        --------                --------
NET ASSETS:
Paid--in Capital                                                                               -                 835,198
Accumulated net investment income (loss)                                                       -                      30
Accumulated net realized loss from
  investment transactions                                                                      -                 (42,158)
Net unrealized depreciation on investments                                                     -                  (5,569)
                                                                                        --------                --------
Net Assets                                                                                   $ -               $ 787,501
                                                                                        ========                ========
Market value of

securities loaned                                                                            $ -                 $25,109
                                                                                       =========               =========
Net Assets:
Institutional Shares                                                                         $ -               $ 727,566
Class A Shares                                                                                 -                  52,726
Class B Shares                                                                                 -                   4,502
Class C Shares                                                                                 -                   2,405
Advisor Shares                                                                                 -                     302
                                                                                        --------                --------
Total                                                                                        $ -               $ 787,501
                                                                                        ========                ========
Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value):

Institutional Shares                                                                        (785) (a)             74,386
Class A Shares                                                                                19  (a)              5,391
Class B Shares                                                                                (4) (a)                460
Class C Shares                                                                                 -  (a)                247
Advisor Shares ^                                                                               1  (a)                 31
                                                                                        --------                --------
Total                                                                                       (769)                 80,515
                                                                                        ========                ========
Net Asset Value+
Institutional Shares                                                                                              $ 9.78
                                                                                                               =========
Class A Shares-- redemption price per share                                                                       $ 9.78
                                                                                                               =========
Class B Shares-- offering price per share*                                                                        $ 9.78
                                                                                                               =========
Class C Shares-- offering price per share*                                                                        $ 9.78
                                                                                                               =========
Advisor Shares-- redemption price per share                                                                       $ 9.78
                                                                                                                ========
Maximum Sales Charge

Class A Shares                                                                                                     4.75%
Advisor Shares                                                                                                     3.25%

Maximum Offering Price (100%/(100%-Maximum sales charge) of net asset value adjusted to the nearest cent) per share

Class A Shares                                                                                                   $ 10.27
                                                                                                               =========
Advisor Shares                                                                                                   $ 10.11
                                                                                                               =========


--------------------------------------------

     * If applicable, redemption price per share may be reduced by a deferred sales charge.

     ^ Amount shown as "-" represents fewer than five hundred shares for U.S. Government Bond Fund Advisor Class.

     + Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

     (a)  See note 2 of the notes to pro forma financial statements.

                  See notes to pro forma financial statements.

PRO FORMA COMBINED
STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2007 (UNAUDITED)
(Dollar amounts in thousands except per share prices)


                                                                                           MID CAP
                                                                                            GROWTH             TECHNOLOGY
                                                                                             FUND                 FUND
                                                                                          ---------             --------
ASSETS:

Investments, at cost                                                                      $ 363,134             $ 64,030
Net unrealized appreciation                                                                  90,671                1,568
                                                                                          ---------             --------
Investments, at value                                                                       453,805               65,598

Investment in affiliates, at value
(cost $8,024, and $1,114; and $9,138, respectively)                                           8,024                1,114
                                                                                          ---------             --------
Total Investments                                                                           461,829               66,712

Cash                                                                                              -                    -
Interest, dividends and other receivables                                                        92                    3
Receivable for investments sold                                                               2,950                8,035
Receivable for Fund shares sold                                                                  48                    6
Prepaid expenses and other assets                                                                34                   26
                                                                                          ---------             --------
Total Assets                                                                                464,953               74,782
                                                                                          ---------             --------
LIABILITIES:

Payable for investments purchased                                                             3,816                8,779
Payable for securities loaned                                                                82,392                8,589
Payable for Fund shares redeemed                                                              1,081                   63
Accrued expenses and other payables:
Payable to Advisor and affiliates                                                               313                   60
Distribution and administrative service fees                                                     13                    4
Other                                                                                            56                   19
                                                                                          ---------             --------
Total Liabilities                                                                            87,671               17,514
                                                                                          ---------             --------
NET ASSETS:
Paid--in Capital                                                                            280,507               97,463
Accumulated net investment loss                                                                (889)                (360)
Accumulated net realized gain/(loss) from
  investment transactions                                                                     6,993              (41,403)
Net unrealized appreciation on investments                                                   90,671                1,568
                                                                                          ---------             --------
Net Assets                                                                                $ 377,282             $ 57,268
                                                                                          =========             ========

Market value of securities loaned                                                           $80,130              $ 8,353
                                                                                          =========             ========

Net Assets:
Institutional Shares                                                                      $ 337,042             $ 48,010
Class A Shares                                                                               32,213                3,876
Class B Shares                                                                                6,226                  879
Class C Shares                                                                                1,045                  744
Advisor Shares                                                                                  756                3,759
                                                                                          ---------             --------
Total                                                                                     $ 377,282             $ 57,268
                                                                                          =========             ========
Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value):

Institutional Shares                                                                         22,286                4,281
Class A Shares                                                                                2,197                  351
Class B Shares                                                                                  450                   84
Class C Shares                                                                                   80                   71
Advisor Shares                                                                                   52                  346
                                                                                          ---------             --------
Total                                                                                        25,065                5,133
                                                                                          =========             ========
Net Asset Value+
Institutional Shares                                                                         $15.12              $ 11.22
                                                                                          =========             ========
Class A Shares-- redemption price per share                                                  $14.67              $ 11.03
                                                                                          =========             ========
Class B Shares-- offering price per share*                                                   $13.86              $ 10.52
                                                                                          =========             ========
Class C Shares-- offering price per share*                                                   $13.22              $ 10.49
                                                                                          =========             ========
Advisor Shares-- redemption price per share                                                  $14.45              $ 10.88
                                                                                          =========             ========
Maximum Sales Charge

Class A Shares                                                                                5.00%                5.00%
Advisor Shares                                                                                3.25%                3.25%

Maximum Offering Price (100%/(100%-Maximum sales charge) of net asset value adjusted to the nearest cent) per share

Class A Shares                                                                               $15.44              $ 11.61
                                                                                          =========             ========
Advisor Shares                                                                               $14.94              $ 11.25
                                                                                          =========             ========




                                                                                     PRO FORMA                PRO FORMA
                                                                                     ADJUSTMENTS                FUND
                                                                                    ------------               --------
ASSETS:

Investments, at cost                                                                        $ -                $427,164
Net unrealized appreciation                                                                   -                  92,239
                                                                                       --------                --------
Investments, at value                                                                         -                 519,403

Investment in affiliates, at value
(cost $8,024, and $1,114; and $9,138, respectively)                                           -                   9,138
                                                                                       --------                --------
Total Investments                                                                             -                 528,541

Cash                                                                                          -                       -
Interest, dividends and other receivables                                                     -                      95
Receivable for investments sold                                                               -                  10,985
Receivable for Fund shares sold                                                               -                      54
Prepaid expenses and other assets                                                             -                      60
                                                                                       --------                --------
Total Assets                                                                                  -                 539,735
                                                                                       --------                --------
LIABILITIES:

Payable for investments purchased                                                             -                  12,595
Payable for securities loaned                                                                 -                  90,981
Payable for Fund shares redeemed                                                              -                   1,144
Accrued expenses and other payables:
Payable to Advisor and affiliates                                                             -                     373
Distribution and administrative service fees                                                  -                      17
Other                                                                                         -                      75
                                                                                       --------                --------
Total Liabilities                                                                             -                 105,185
                                                                                       --------                --------
NET ASSETS:
Paid--in Capital                                                                              -                 377,970
Accumulated net investment loss                                                               -                  (1,249)
Accumulated net realized gain/(loss) from
  investment transactions                                                                     -                 (34,410)
Net unrealized appreciation on investments                                                    -                  92,239
                                                                                       --------                --------
Net Assets                                                                                  $ -                $434,550
                                                                                       ========                ========

Market value of securities loaned                                                           $ -                $ 88,483
                                                                                       ========                ========

Net Assets:
Institutional Shares                                                                        $ -                $385,052
Class A Shares                                                                                -                  36,089
Class B Shares                                                                                -                   7,105
Class C Shares                                                                                -                   1,789
Advisor Shares                                                                                -                   4,515
                                                                                       --------                --------
Total                                                                                       $ -                $434,550
                                                                                       ========                ========
Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value):

Institutional Shares                                                                     (1,106) (a)             25,461
Class A Shares                                                                              (87) (a)              2,461
Class B Shares                                                                              (21) (a)                513
Class C Shares                                                                              (15) (a)                136
Advisor Shares                                                                              (86) (a)                312
                                                                                       --------                --------
Total                                                                                    (1,315)                 28,883
                                                                                       ========                ========
Net Asset Value+
Institutional Shares                                                                                             $15.12
                                                                                                               ========
Class A Shares-- redemption price per share                                                                      $14.67
                                                                                                               ========
Class B Shares-- offering price per share*                                                                       $13.86
                                                                                                               ========
Class C Shares-- offering price per share*                                                                       $13.22
                                                                                                               ========
Advisor Shares-- redemption price per share                                                                      $14.45
                                                                                                               ========
Maximum Sales Charge

Class A Shares                                                                                                    5.00%
Advisor Shares                                                                                                    3.25%

Maximum Offering Price (100%/(100%-Maximum sales charge) of net asset value adjusted to the nearest cent) per share

Class A Shares                                                                                                   $15.44
                                                                                                               ========
Advisor Shares                                                                                                   $14.94
                                                                                                               ========

---------------

     * If applicable, redemption price per share may be reduced by a deferred sales charge.

     + Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

     (a)  See note 2 of the notes to pro forma financial statements.

                  See notes to pro forma financial statements.

PRO FORMA COMBINED
STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2007 (UNAUDITED)
(Dollar amounts in thousands except per share prices)


                                                                                                       PRIME             GOVERNMENT
                                                                                                    MONEY MARKET        MONEY MARKET
                                                                                                        FUND                 FUND
ASSETS:                                                                                             -----------            -------

Investments, at amortized cost and value                                                             $1,015,948            $224,037
Repurchase agreements, at cost and value                                                                117,756                   -
                                                                                                    -----------             -------
Total Investments                                                                                     1,133,704             224,037

Cash ^                                                                                                        -                   -
Interest receivable                                                                                       5,749               1,016
Receivable from Advisor and affiliates                                                                       34                   1
Prepaid expenses and other assets                                                                            49                  18
                                                                                                    -----------             -------
Total Assets                                                                                          1,139,536             225,072
                                                                                                    -----------             -------

LIABILITIES:

Distributions payable                                                                                     2,017                 580
Accrued expenses and other payables:
Payable to Advisor and affiliates                                                                           510                  96
Distribution and administrative services fees                                                               129                  11
Other                                                                                                       234                  34
                                                                                                    -----------             -------
Total Liabilities                                                                                         2,890                 721
                                                                                                    -----------             -------

NET ASSETS:
Paid-in Capital                                                                                       1,136,653             224,276
Accumulated net investment income                                                                            85                  77
Accumulated net realized loss from investment transactions                                                  (92)                 (2)
                                                                                                    -----------             -------
Net Assets                                                                                           $1,136,646            $224,351
                                                                                                    ===========             =======
Net Assets:
Institutional Shares                                                                                   $579,409            $133,678
Class A Shares                                                                                          551,828              90,673
Class B Shares *                                                                                          1,112                   -
Class C Shares *                                                                                          1,237                   -
Advisor Shares *                                                                                          3,060                   -
                                                                                                    -----------             -------
Total                                                                                                $1,136,646            $224,351
                                                                                                    ===========             =======

Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value):

Institutional Shares                                                                                    579,450             133,691
Class A Shares                                                                                          551,836              90,709
Class B Shares *                                                                                          1,113                   -
Class C Shares *                                                                                          1,237                   -
Advisor Shares *                                                                                          3,060                   -
                                                                                                     ----------             -------
Total                                                                                                 1,136,696             224,400
                                                                                                     ==========             =======
Net Asset Value

Offering and redemption price per share - Institutional,
Class A, Class B, Class C and Advisor Shares @, *                                                        $ 1.00              $ 1.00
                                                                                                        =======             =======




                                                                                       PRO FORMA               PRO FORMA
                                                                                      ADJUSTMENTS                 FUND
ASSETS:                                                                               ------------               -------

Investments, at amortized cost and value                                                       $ -               $1,239,985
Repurchase agreements, at cost and value                                                         -                  117,756
                                                                                           -------              -----------
Total Investments                                                                                -                1,357,741

Cash ^                                                                                           -                        -
Interest receivable                                                                              -                    6,765
Receivable from Advisor and affiliates                                                           -                       35
Prepaid expenses and other assets                                                                -                       67
                                                                                           -------              -----------
Total Assets                                                                                     -                1,364,608
                                                                                           -------              -----------

LIABILITIES:

Distributions payable                                                                            -                    2,597
Accrued expenses and other payables:                                                                                      -
Payable to Advisor and affiliates                                                                -                      606
Distribution and administrative services fees                                                    -                      140
Other                                                                                            -                      268
                                                                                           -------              -----------
Total Liabilities                                                                                -                    3,611
                                                                                           -------              -----------

NET ASSETS:
Paid-in Capital                                                                                  -                1,360,929
Accumulated net investment income                                                                -                      162
Accumulated net realized loss from investment transactions                                       -                      (94)
                                                                                           -------              -----------
Net Assets                                                                                     $ -               $1,360,997
                                                                                           =======              ===========
Net Assets:
Institutional Shares                                                                           $ -                  713,087
Class A Shares                                                                                   -                  642,501
Class B Shares *                                                                                 -                    1,112
Class C Shares *                                                                                 -                    1,237
Advisor Shares *                                                                                 -                    3,060
                                                                                           -------              -----------
Total                                                                                          $ -               $1,360,997
                                                                                           =======              ===========

Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value):

Institutional Shares                                                                             -  (a)             713,141
Class A Shares                                                                                   -  (a)             642,545
Class B Shares *                                                                                 -  (a)               1,113
Class C Shares *                                                                                 -  (a)               1,237
Advisor Shares *                                                                                 -  (a)               3,060
                                                                                           -------               ----------
Total                                                                                            -                1,361,096
                                                                                           =======               ==========
Net Asset Value

Offering and redemption price per share - Institutional,
Class A, Class B, Class C and Advisor Shares @, *                                                                    $ 1.00
                                                                                                                    =======

----------------------------------------

     @ If applicable, Class B and Class C redemption price per share may be reduced by a deferred sales charge.

     ^    Amount is less than five hundred dollars for Prime Money Market Fund.

     * Government Money Market Fund does not offer Class B, C or Advisor shares.

     (a)  See note 2 of the notes to pro forma financial statements.

                  See notes to pro forma financial statements.

PRO FORMA COMBINED
STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2007 (UNAUDITED)
(Dollar amounts in thousands except per share prices)


                                                                                         QUALITY
                                                                                          GROWTH           BALANCED
                                                                                           FUND              FUND
                                                                                        ---------         ---------
ASSETS:

Investments, at cost                                                                    $ 625,951           $73,460
Net unrealized appreciation                                                                69,609             3,868
                                                                                        ---------         ---------
Investments, at value                                                                     695,560            77,328

Investment in affiliates, at value
(cost $50,302 and $2,044; and $52,346, respectively)                                       50,302             2,044
                                                                                        ---------         ---------
Total Investments                                                                         745,862            79,372

Cash                                                                                           --                26
Interest, dividends and other receivables                                                     270               165
Receivable for investments sold                                                            84,207             1,132
Receivable for Fund shares sold                                                                55                20
Receivable from Advisor and affiliates                                                          9                 7
Prepaid expenses and other assets                                                              49                28
                                                                                        ---------         ---------
Total Assets                                                                              830,452            80,750
                                                                                        ---------         ---------
LIABILITIES:

Payable for investments purchased                                                          80,021             4,545
Payable for securities loaned                                                              38,393             3,850
Payable for Fund shares redeemed                                                              993               120
Accrued expenses and other payables:
Payable to Advisor and affiliates                                                             597                48
Distribution and administrative service fees                                                   37                14
Other                                                                                         178                46
                                                                                        ---------         ---------
Total Liabilities                                                                         120,219             8,623
                                                                                        ---------         ---------
NET ASSETS:
Paid--in Capital                                                                          594,070           110,342
Accumulated net investment income                                                           1,929               462
Accumulated net realized gain/(loss) from
  investment transactions                                                                  44,625           (42,545)
Net unrealized appreciation on investments                                                 69,609             3,868
                                                                                        ---------         ---------
Net Assets                                                                              $ 710,233           $72,127
                                                                                        =========         =========

Market value of securities loaned                                                         $37,339           $ 3,744
                                                                                        =========         =========
Net Assets:
Institutional Shares                                                                    $ 588,105           $32,517
Class A Shares                                                                            104,973            31,266
Class B Shares                                                                             12,362             6,815
Class C Shares                                                                              2,634             1,405
Advisor Shares                                                                              2,159               124
                                                                                        ---------         ---------
Total                                                                                   $ 710,233           $72,127
                                                                                        =========         =========
Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value):

Institutional Shares                                                                       33,865             2,472
Class A Shares                                                                              6,176             2,390
Class B Shares                                                                                760               527
Class C Shares                                                                                166               109
Advisor Shares                                                                                129                10
                                                                                        ---------         ---------
Total                                                                                      41,096             5,508
                                                                                        =========         =========
Net Asset Value+
Institutional Shares                                                                       $17.37            $13.16
                                                                                        =========         =========
Class A Shares-- redemption price per share                                                $17.00            $13.08
                                                                                        =========         =========
Class B Shares-- offering price per share*                                                 $16.26            $12.93
                                                                                        =========         =========
Class C Shares-- offering price per share*                                                 $15.84            $12.91
                                                                                        =========         =========
Advisor Shares-- redemption price per share                                                $16.80            $13.05
                                                                                        =========         =========
Maximum Sales Charge

Class A Shares                                                                              5.00%             5.00%
Advisor Shares                                                                              3.25%             3.25%

Maximum Offering Price (100%/(100%-Maximum sales charge) of net asset value adjusted to the nearest cent) per share

Class A Shares                                                                             $17.89            $13.77
                                                                                        =========         =========
Advisor Shares                                                                             $17.36            $13.49
                                                                                        =========         =========




                                                                                     PRO FORMA               PRO FORMA
                                                                                    ADJUSTMENTS                 FUND
                                                                                   ------------               --------
ASSETS:

Investments, at cost                                                                        $ -              $ 699,411
Net unrealized appreciation                                                                   -                 73,477
                                                                                       --------               --------
Investments, at value                                                                         -                772,888

Investment in affiliates, at value
(cost $50,302 and $2,044; and $52,346, respectively)                                          -                 52,346
                                                                                       --------               --------
Total Investments                                                                             -                825,234

Cash                                                                                          -                     26
Interest, dividends and other receivables                                                     -                    435
Receivable for investments sold                                                               -                 85,339
Receivable for Fund shares sold                                                               -                     75
Receivable from Advisor and affiliates                                                        -                     16
Prepaid expenses and other assets                                                             -                     77
                                                                                       --------               --------
Total Assets                                                                                  -                911,202
                                                                                       --------               --------
LIABILITIES:

Payable for investments purchased                                                             -                 84,566
Payable for securities loaned                                                                 -                 42,243
Payable for Fund shares redeemed                                                              -                  1,113
Accrued expenses and other payables:                                                                                 -
Payable to Advisor and affiliates                                                             -                    645
Distribution and administrative service fees                                                  -                     51
Other                                                                                         -                    224
                                                                                       --------               --------
Total Liabilities                                                                             -                128,842
                                                                                       --------               --------
NET ASSETS:
Paid--in Capital                                                                              -                704,412
Accumulated net investment income                                                             -                  2,391
Accumulated net realized gain/(loss) from
  investment transactions                                                                     -                  2,080
Net unrealized appreciation on investments                                                    -                 73,477
                                                                                       --------               --------
Net Assets                                                                                  $ -              $ 782,360
                                                                                       ========               ========

Market value of securities loaned                                                           $ -                $41,083
                                                                                       ========               ========
Net Assets:
Institutional Shares                                                                        $ -              $ 620,622
Class A Shares                                                                                -                136,239
Class B Shares                                                                                -                 19,177
Class C Shares                                                                                -                  4,039
Advisor Shares                                                                                -                  2,283
                                                                                       --------               --------
Total                                                                                       $ -              $ 782,360
                                                                                       ========               ========
Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value):

Institutional Shares                                                                       (600) (a)            35,737
Class A Shares                                                                             (551) (a)             8,015
Class B Shares                                                                             (108) (a)             1,179
Class C Shares                                                                              (20) (a)               255
Advisor Shares                                                                               (3) (a)               136
                                                                                       --------               --------
Total                                                                                    (1,282)                45,322
                                                                                       ========               ========
Net Asset Value+
Institutional Shares                                                                                            $17.37
                                                                                                             =========
Class A Shares-- redemption price per share                                                                     $17.00
                                                                                                             =========
Class B Shares-- offering price per share*                                                                      $16.26
                                                                                                             =========
Class C Shares-- offering price per share*                                                                      $15.84
                                                                                                             =========
Advisor Shares-- redemption price per share                                                                     $16.80
                                                                                                             =========
Maximum Sales Charge

Class A Shares                                                                                                   5.00%
Advisor Shares                                                                                                   3.25%

Maximum Offering Price (100%/(100%-Maximum sales charge) of net asset value adjusted to the nearest cent) per share

Class A Shares                                                                                                  $17.89
                                                                                                             =========
Advisor Shares                                                                                                  $17.36
                                                                                                             =========

--------------------------------------------

     * If applicable, redemption price per share may be reduced by a deferred sales charge.

     + Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

     (a)  See note 2 of the notes to pro forma financial statements.

                  See notes to pro forma financial statements.

PRO FORMA COMBINED
STATEMENTS OF OPERATIONS

TWELVE MONTHS ENDED JANUARY 31, 2007 (UNAUDITED)                                                        --------------------
(Dollar amounts in thousands)                                                                             MERGER SCENARIO 1
                                                                                                        --------------------
                                                                     INTER-           U.S.
                                                                    MEDIATE        GOVERNMENT
                                                      BOND            BOND            BOND           PRO FORMA        PRO FORMA
                                                      FUND            FUND            FUND          ADJUSTMENTS         FUND
                                                     -------       ---------        --------        -----------        --------
INVESTMENT INCOME:
Interest income                                         $14,350        $ 25,114           $2,419       $    -             $ 39,464
Dividend income                                             232             787              180            -                1,019
Income from securities lending                               17              16                -            -                   33
                                                      ---------       ---------         --------          --------        --------
Total Investment Income                                  14,599          25,917            2,599            -               40,516
                                                      ---------       ---------        ---------          --------        --------

EXPENSES:

Investment advisory fees                                  1,675           2,627              301          238 (b)            4,540
Administrative fees                                         498             842               96            -                1,340
Distribution services fees-Class A Shares                    29              59               59            -                   88
Distribution services fees-Class B Shares                    27              23                             -                   50
Distribution services fees-Class C Shares                     2               6               13            -                    8
Distribution services fees-Advisor Shares ^                   2               -                -            -                    2
Administrative services fees-Class C Shares                   -               2                5            -                    2
Accounting fees                                             117             147               67            -                  264
Registration and filing fees                                 41              35               32          (40)(b)               36
Transfer and dividend disbursing agent fees                  91             126               26            -                  217
Custody fees                                                 28              27                8            -                   55
Trustees' fees and expenses                                  13              20                3            -                   33
Other expenses                                               92             198               20          (43)(b)              247
                                                      ---------       ---------         --------      -------             --------
Total expenses                                            2,615           4,112              630          155                6,882
                                                      ---------       ---------         --------      -------             --------

Less: Waiver and/or reimbursement from

Advisor and/or affiliates                                  (533)           (670)            (174)        (360)(b)           (1,563)
Transfer and dividend disbursing agent fees waived          (12)            (12)               -            -                  (24)
Distribution services- Class B Shares waived                  -             (17)               -           17 (c)                0
                                                      ---------       ---------         --------      -------             --------
Net Expenses                                              2,070           3,413              456         (188)               5,295
                                                      ---------       ---------         --------      -------             --------
Net Investment Income                                    12,529          22,504            2,143          188               35,221
                                                      ---------       ---------         --------      -------             --------

REALIZED AND UNREALIZED GAINS/(LOSSES) FROM
INVESTMENTS:

Net realized gains/(losses) on investment
  transactions                                              198          (7,468)            (123)           -               (7,270)
Change in unrealized appreciation/depreciation on
investments                                              (1,836)          5,206             (147)           -                3,370
                                                      ---------       ---------         --------      -------             --------

Net realized and unrealized losses on
investments                                              (1,638)         (2,262)            (270)           -               (3,900)
                                                      ---------       ---------         --------      -------             --------
Change in net assets resulting from operations          $10,891        $ 20,242           $1,873         $188             $ 31,321
                                                      =========       =========        =========      =======            =========


                                                          --------------------                 --------------------
                                                             MERGER SCENARIO 2                   MERGER SCENARIO 3
                                                          --------------------                 --------------------


                                                      PRO FORMA          PRO FORMA          PRO FORMA         PRO FORMA
                                                     ADJUSTMENTS           FUND            ADJUSTMENTS          FUND
                                                     -----------          --------         -----------         --------
INVESTMENT INCOME:
Interest income                                             $ -                $16,769           $ -              $ 41,883
Dividend income                                               -                    412             -                 1,199
Income from securities lending                                -                     17             -                    33
                                                       --------               --------      --------              --------
Total Investment Income                                       -                 17,198             -                43,115
                                                       --------               --------      --------              --------

EXPENSES:

Investment advisory fees                                     27 (b)              2,003           266  (b)            4,869
Administrative fees                                           -                    594             -                 1,436
Distribution services fees-Class A Shares                     -                     88             -                   147
Distribution services fees-Class B Shares                     -                     27             -                    50
Distribution services fees-Class C Shares                     -                     15             -                    21
Distribution services fees-Advisor Shares ^                   -                      2             -                     2
Administrative services fees-Class C Shares                   -                      5             -                     7
Accounting fees                                               -                    184             -                   331
Registration and filing fees                                (33)(b)                 40           (73)(b)                35
Transfer and dividend disbursing agent fees                   -                    117             -                   243
Custody fees                                                  -                     36             -                    63
Trustees' fees and expenses                                   -                     16             -                    36
Other expenses                                              (33)(b)                 79           (76)(b)               234
                                                        -------               --------       -------              --------
Total expenses                                              (39)                 3,206           117                 7,474
                                                        -------               --------       -------              --------

Less: Waiver and/or reimbursement from

Advisor and/or affiliates                                   (80)(b)               (787)         (330)(b)            (1,707)
Transfer and dividend disbursing agent fees waived            -                    (12)            -                   (24)
Distribution services- Class B Shares waived                 (0)(c)                 (0)           17 (c)                 0
                                                        -------               --------       -------              --------
Net Expenses                                               (119)                 2,407          (195)                5,744
                                                        -------               --------       -------              --------
Net Investment Income                                       119                 14,791           195                37,371
                                                        -------               --------       -------              --------

REALIZED AND UNREALIZED GAINS/(LOSSES) FROM
INVESTMENTS:

Net realized gains/(losses) on investment
  transactions                                                -                     75             -                (7,393)
Change in unrealized appreciation/depreciation on
investments                                                   -                 (1,983)            -                 3,223
                                                        -------               --------       -------              --------

Net realized and unrealized losses on
investments                                                   -                 (1,908)            -                (4,170)
                                                        -------               --------       -------              --------
Change in net assets resulting from operations            $ 119                $12,883         $ 195              $ 33,201
                                                        =======              =========       =======             =========



-----------------------------------------------------

     ^ Represents fewer than five hundred dollars for Intermediate Bond Fund and U.S. Government Bond Fund.

     (b), (c) See note 2 of the notes to pro forma financial statements.

                  See notes to pro forma financial statements.

PRO FORMA COMBINED
STATEMENTS OF OPERATIONS
TWELVE MONTHS ENDED JANUARY 31, 2007 (UNAUDITED)
(Dollar amounts in thousands)


                                                         MID CAP
                                                          GROWTH        TECHNOLOGY         PRO FORMA         PRO FORMA
                                                            FUND            FUND           ADJUSTMENTS          FUND
                                                         ---------       ---------         -----------        ---------
INVESTMENT INCOME:
Dividend income                                            $ 2,541            $ 153            $ -               $2,694
Interest income                                                  -                -              -                    -
Income from securities lending                                 122               31              -                  153
                                                         ---------        ---------           ---------       ---------
Total Investment Income                                      2,663              184              -                2,847
                                                         ---------        ---------           ---------       ---------

EXPENSES:

Investment advisory fees                                     3,066              599             (121)(b)          3,544
Administrative fees                                            680              114                                 794
Distribution services fees-Class A Shares                       90               11                                 101
Distribution services fees-Class B Shares                       67               11                                  78
Distribution services fees-Class C Shares                        9                6                                  15
Distribution services fees-Advisor Shares                        4               11                                  15
Administrative services fees-Class C Shares                      3                2                                   5
Accounting fees                                                118               71                                 189
Registration and filing fees                                    42               37              (27)(b)             52
Transfer and dividend disbursing agent fees                    142               41                                 183
Custody fees                                                    18               16                                  34
Trustees' fees and expenses                                     20                3                                  23
Other expenses                                                 101               22              (33)(b)             90
                                                         ---------        ---------           ---------       ---------
Total expenses                                               4,360              944             (181)             5,123
                                                         ---------        ---------           ---------       ---------

Less: Waiver and/or reimbursement from

Advisor and/or affiliates                                       (7)               -              (60)(b)            (67)
Transfer and dividend disbursing agent fees waived             (12)               -                -                (12)
                                                         ---------        ---------           ---------       ---------
Net Expenses                                                 4,341              944             (241)             5,044
                                                         ---------        ---------           ---------       ---------
Net Investment Income (Loss)                                (1,678)            (760)             241             (2,197)
                                                         ---------        ---------           ---------       ---------

REALIZED AND UNREALIZED GAINS/(LOSSES) FROM
INVESTMENTS:

Net realized gains on investment transactions               50,740            1,038                -             51,778
Change in unrealized appreciation/depreciation on
investments                                                (28,025)          (3,277)               -            (31,302)
                                                         ---------        ---------            --------       ---------

Net realized and unrealized gains/(losses) on
investments                                                 22,715           (2,239)               -             20,476
                                                     ---------            ---------            ---------      ---------
Change in net assets resulting from operations             $21,037         $ (2,999)            $ 241          $ 18,279
                                                     =========            =========            =========      =========

-------------------------------------------------------

     (b)  See note 2 of the notes to pro forma financial statements.

                  See notes to pro forma financial statements.

PRO FORMA COMBINED
STATEMENTS OF OPERATIONS
TWELVE MONTHS ENDED JANUARY 31, 2007 (UNAUDITED)
(Dollar amounts in thousands)



                                                             PRIME             GOVERNMENT
                                                          MONEY MARKET        MONEY MARKET     PRO FORMA           PRO FORMA
                                                              FUND                FUND        ADJUSTMENTS             FUND
                                                            ---------           ---------      -----------         ---------
Interest income                                              $ 58,064           $ 10,385             $ -             $68,449
Dividend income                                                   186                415               -                 601
                                                            ---------          ---------       ---------           ---------
Total Investment Income                                        58,250             10,800               -              69,050
                                                            ---------          ---------       ---------           ---------


EXPENSES:

Investment advisory fees                                        4,555                861               - (b)           5,416
Administrative fees                                             2,005                376                               2,381
Distribution services fees-Class A Shares                       1,211                197                               1,408
Distribution services fees-Class B Shares                          11                  -                                  11
Distribution services fees-Class C Shares                           8                  -                                   8
Distribution services fees-Advisor Shares                           8                  -                                   8
Administrative services fees-Class C Shares                         3                  -                                   3
Accounting fees                                                   239                 55                                 294
Transfer and dividend disbursing agent fees                       239                 55                                 294
Custody fees                                                       53                 19                                  72
Trustees' fees and expenses                                        62                 10                                  72
Other expenses                                                    455                 91             (60)(b)             486
                                                            ---------          ---------       ---------           ---------
Total expenses                                                  8,849              1,664             (60)             10,453
                                                            ---------          ---------       ---------           ---------

Less: Waiver and/or reimbursement from

Advisor and/or affiliates                                      (1,448)              (210)            (34)(b)          (1,692)
Transfer and dividend disbursing agent fees waived                (12)                 -                                 (12)
Distribution services-Class A Shares waived                         -                (79)             79 (c)               0
                                                            ---------          ---------       ---------           ---------
Net Expenses                                                    7,389              1,375             (15)              8,749
                                                            ---------          ---------       ---------           ---------
Net Investment Income (Loss)                                   50,861              9,425              15              60,301
                                                            ---------          ---------       ---------           ---------

REALIZED AND UNREALIZED GAINS FROM
INVESTMENTS:

Net realized gains on investment transactions                       7                  -               -                   7
                                                            ---------          ---------        --------           ---------

Net realized and unrealized gains on
investments                                                         7                  -               -                   7
                                                            ---------          ---------       ---------           ---------
Change in net assets resulting from operations               $ 50,868            $ 9,425            $ 15             $60,308
                                                            =========          =========       =========           =========

-----------------------------------------------------

     (b), (c) See note 2 of the notes to pro forma financial statements.

                  See notes to pro forma financial statements.

PRO FORMA COMBINED
STATEMENTS OF OPERATIONS
TWELVE MONTHS ENDED JANUARY 31, 2007 (UNAUDITED)
(Dollar amounts in thousands)


                                                        QUALITY
                                                        GROWTH          BALANCED          PRO FORMA         PRO FORMA
                                                         FUND             FUND           ADJUSTMENTS           FUND
                                                       ---------       ---------      -----------           ---------
INVESTMENT INCOME:
Dividend income                                             $10,985           $1,252          $   -              $ 12,237
Interest income                                                   -            1,740              -                 1,740
Income from securities lending                                  146                6              -                   152
                                                          ---------        ---------      ---------             ---------
Total Investment Income                                      11,131            2,998              -                14,129
                                                          ---------        ---------      ---------             ---------

EXPENSES:

Investment advisory fees                                      6,204              702              - (b)             6,906
Administrative fees                                           1,367              163              -                 1,530
Distribution services fees-Class A Shares                       305               98              -                   403
Distribution services fees-Class B Shares                       141               78              -                   219
Distribution services fees-Class C Shares                        26               15              -                    41
Distribution services fees-Advisor Shares                        12                1              -                    13
Administrative services fees-Class C Shares                       8                5              -                    13
Accounting fees                                                 184               81              -                   265
Registration and filing fees                                     51               41            (31)(b)                61
Transfer and dividend disbursing agent fees                     337               76              -                   413
Custody fees                                                     32               21              -                    53
Trustees' fees and expenses                                      39                4              -                    43
Other expenses                                                  247               35            (43)(b)               239
                                                          ---------        ---------      ---------             ---------
Total expenses                                                8,953            1,320            (74)               10,199
                                                          ---------        ---------      ---------             ---------

Less: Waiver and/or reimbursement from

Advisor and/or affiliates                                      (105)            (278)           121 (b)              (262)
Transfer and dividend disbursing agent fees waived              (12)               -              -                   (12)
                                                          ---------        ---------      ---------              ---------
Net Expenses                                                  8,836            1,042             47                 9,925
                                                          ---------        ---------      ---------              ---------
Net Investment Income (Loss)                                  2,295            1,956            (47)                4,204
                                                          ---------        ---------      ---------              ---------

REALIZED AND UNREALIZED GAINS/(LOSSES) FROM
INVESTMENTS:

Net realized gains on investment transactions               102,878            2,149              -               105,027
Change in unrealized appreciation/depreciation on
investments                                                 (84,413)            (931)             -               (85,344)
                                                          ---------        ---------       --------             ---------

Net realized and unrealized gains on
investments                                                  18,465            1,218              -                19,683
                                                          ---------        ---------      ---------             ---------
Change in net assets resulting from operations              $20,760           $3,174          $ (47)             $ 23,887
                                                          =========        =========       =========             =========



-------------------------------------------------------

     (b)  See note 2 of the notes to pro forma financial statements.


                  See notes to pro forma financial statements.

NOTES TO PRO FORMA FINANCIAL STATEMENTS
JANUARY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

(1) GENERAL/BASIS OF COMBINATION

The accompanying unaudited pro forma financial statements are presented to show the effect of the proposed reorganization of certain funds of Fifth Third Funds (the "Trust"), a registered management investment company, registered under the Investment Company Act of 1940, as amended (the "Act"). For each separate proposed reorganization, the merger proposes to transfer substantially all of the assets of one or more funds (each a "Fund" and collectively the "Funds") of the Trust to another fund (the "Acquiring Fund") of the Trust, in exchange for the respective classes of shares of the Acquiring Fund as described elsewhere in this proxy statement/prospectus. The use of "Fund", "Funds" or "Acquiring Fund" is made within the context of each respective but separately proposed reorganization, of which there are four proposed. Each reorganization is independent of the other, and none is conditioned on the other.

The four proposed reorganizations are as follows:

         a) Fifth Third Mid Cap Growth Fund ("Mid Cap Growth Fund" or the "Acquiring Fund") and Fifth Third Technology Fund ("Technology Fund" or the "Fund");

         b) Fifth Third Quality Growth Fund ("Quality Growth Fund" or the "Acquiring Fund") and Fifth Third Balanced Fund ("Balanced Fund" or the "Fund");

         c) Fifth Third Prime Money Market Fund ("Prime Money Market Fund" or the "Acquiring Fund") and Fifth Third Government Money Market Fund ("Government Money Market Fund" or the "Fund");

         d) Fifth Third Bond Fund ("Bond Fund" or the "Acquiring Fund"), Fifth Third Intermediate Bond Fund ("Intermediate Bond Fund") and Fifth Third U.S. Government Bond Fund ("U.S. Government Bond Fund"), each a "Fund" and together the "Funds"; since the reorganization of either of these Funds is not conditioned on the other, in a combination, three possible merger scenarios could result and are illustrated within these financial statements:

         -Bond Fund acquires Intermediate Bond Fund only: "Merger Scenario 1"; -Bond Fund acquires U.S. Government Bond Fund only: "Merger
          Scenario 2";
         -Bond Fund acquires both the Funds: "Merger Scenario 3".

Each Acquiring Fund currently consists of five classes of shares: Institutional, Class A, Class B, Class C and Advisor shares. Class B shares are closed for new purchases as of May 11, 2007, however, if the reorganization is approved, Acquiring Fund expects to issue additional shares of Class B to any respective Class B shareholders of the respective Fund(s) on the Closing Date. Furthermore, the Trust expects to convert all existing Advisor shares to Class A shares on or about [October 26, 2007].

Each class of each Acquiring Fund bears its common expenses based on the relative daily net assets of each class. In addition, a class may have class-specific expenses charged to the applicable class. Dividends and capital gain distributions, if any, are declared separately for each class. Differences in income dividend rates per share are generally due to differences in separate class-specific expenses.

Each "Pro Forma Fund" as identified in these financial statements represents the combined fund(s) after each respective merger, with each Acquiring Fund treated as the accounting survivor for financial reporting purposes. Management believes each Acquiring Fund to be the accounting survivor because these funds' investment objective/style, fee and expense structure would remain intact with each respective combined fund.

Under the terms of the Plans of Reorganization, the exchange of assets of each Fund(s) for the respective classes of shares of each respective Acquiring Fund will be treated and accounted for as a tax-free reorganization. The reorganization would be accomplished by an acquisition of the net assets of each Fund(s) in exchange for the respective classes of shares of each respective Acquiring Fund at net asset value. In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to each Acquiring Fund and the results of operations for pre-combination periods of each Acquiring Fund will not be restated. The unaudited pro forma Schedules of Investments and the unaudited pro forma Statements of Assets and Liabilities have been prepared as though the acquisition had been effective on January 31, 2007. The unaudited pro forma Statements of Operations have been prepared as though the acquisition had been effective February 1, 2006 to report operations for the twelve months ended January 31, 2007.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of each Fund(s) and each respective Acquiring Fund, which are included in their semi-annual report dated January 31, 2007.


(2) PRO FORMA ADJUSTMENTS

The Pro Forma Adjustments in the accompanying pro forma financial statements are described below, which reflect the impact of each respective merger.

(a) To adjust shares outstanding of Pro Forma Fund based on combining the Fund(s) at the Acquiring Fund's net asset value for each respective class of shares.

(b) To adjust advisory fees using Acquiring Fund's advisory fee rate for each Pro Forma Fund at the combined average daily net assets of the Fund(s) and the Acquiring Fund;

         to remove duplicate audit/tax, printing, state registration and other fees and expenses;

         to adjust the waivers and reimbursements by the investment advisor and/or administrator as a result of the annual expense limitation of the Acquiring Fund at the combined average daily net assets of the Fund(s) and the Acquiring Fund.

(c) To adjust 12b-1 distribution/service fees to eliminate certain voluntary waivers for the Fund by the Distributor.

No adjustments have been made to investments owned on the Pro Forma Schedules of Investments as the investments of the Pro Forma Fund are not unsuitable nor contrary to the investment objectives of the Pro Forma Fund.

(3) SECURITIES VALUATIONS

For funds of the Trust that are not money market funds:
Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depositary Receipts ("ADR"), are valued at the closing price on the exchange or system where the security is principally traded. If there have been no sales for that day on any exchange or system, a security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the NASDAQ Official Closing Price ("NOCP"), if applicable. Corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including municipal securities, are valued at fair value on the basis of the closing bid as supplied by an independent pricing service approved by the Fifth Third Funds Board of Trustees ("Trustees") or valuations provided by dealers. Short-term investments maturing in 60 days or less are valued at either amortized cost, which approximates market value or at original cost, which combined with accrued interest approximates market value. Investments in open-end investment companies are valued at net asset value as reported by such investment companies. Investments for which such quotations are not readily available, or quotations which appear suspect, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Trustees. In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Acquiring Fund's net asset values are calculated, such securities may be valued using fair value pricing in accordance with procedures adopted by the Trustees.

For the money market funds of the Trust:
Portfolio securities are valued at either amortized cost, which approximates market value, or at original cost, which, combined with accrued interest, approximates market value. Under the amortized cost method, discount or premium is accreted or amortized on a constant basis to the maturity of the security. Investments in other open-end investment companies are valued at net asset value as reported by such investment companies.


(4) RELATED PARTY TRANSACTIONS

INVESTMENT ADVISORY FEE-- Fifth Third Asset Management, Inc. ("FTAM"), a wholly owned subsidiary of Fifth Third Bank, is the Advisor to the funds of the Trust and receives for its services investment advisory fees accrued daily and paid monthly, based upon a fund's average daily net assets as follows for the applicable Acquiring/Pro Forma Funds:

         0.80% - Mid Cap Growth Fund
         0.80% - Quality Growth Fund
         0.60% - Bond Fund
         0.40% - Prime Money Market Fund

ADMINISTRATIVE FEE- FTAM serves as administrator to the funds of the Trust. The administrator generally assists in all aspects of fund administration and operations including providing certain administrative personnel and services necessary to operate the funds of the Trust. For its services, FTAM receives administrative fees accrued daily and paid monthly, based upon the Trust average daily net assets. This amount is allocated to each fund of the Trust based on its relative average daily net assets to that of the Trust. Administrative fees are as follows:

         Rate              Trust Average Daily Net Assets
         -------- -------------------------------------
         0.20%             first $1 billion
         0.18%             between $1 billion and $2 billion
         0.17%             between $2 billion and $15 billion
         0.15%             more than $15 billion

In addition, there shall be an annual flat fee for each class in excess of four classes of each fund in the Trust and each fund is subject to an annual minimum fee.

Pursuant to a separate agreement with FTAM, BISYS Fund Services Limited Partnership ("BISYS"), a wholly owned subsidiary of The BISYS Group, Inc., performed sub-administrative services on behalf of the Trust including providing certain administrative personnel and services necessary to operate the Trust, until May 31, 2007 after which State Street Bank and Trust Company ("State Street") was appointed by FTAM as sub-administrator. State Street is neither an affiliate nor an affiliate of the affiliates of the funds of the Trust. BISYS was compensated for its sub-administration services at rates based upon average daily net assets and a per class fee. Under a Compliance Services Agreement between the Trust, Fifth Third Bank, and BISYS (the "CCO Agreement"), BISYS made an employee available to serve as the Trust's Chief Compliance Officer (the "CCO"). Under the CCO Agreement, BISYS also provided infrastructure and support in implementing the written policies and procedures comprising the Trust's compliance program, including support services to the CCO. This agreement was terminated May 31, 2007. The Board of Trustees designated a new CCO who assumed such responsibilities February 20, 2007.

In its capacity as Advisor and Administrator, FTAM has an expense limitation agreement with certain funds of the Trust. Under the terms of the expense limitation agreement, to the extent that ordinary operating expenses incurred by a fund in any fiscal year exceed the expense limit for such fund, such excess amount will be the liability of the Advisor and Administrator. If the operating expenses are less than the expense limit for the fund, the Advisor and Administrator shall be entitled to reimbursement of the fees waived or reduced to the extent that the operating expenses and the amount reimbursed do not exceed such expense limit for the fund. Such reimbursement shall be paid only while the expense limitation agreement is in effect and only if such amount paid, together with all other amounts reimbursed under this plan in the fiscal year, does not cause the fund to exceed the expense limit.

The ratios of expenses to average net assets without and with waivers/reimbursements (limitations in effect as of November 29, 2006) and based upon the information contained with in the pro forma statements of operations as of January 31, 2007 are as follows. To the extent waivers are not contractual, they are voluntary.

MID CAP GROWTH FUND
      CLASS OF SHARES           ACQUIRING FUND         FUND       PRO FORMA FUND
     -----------------          -------------      -----------      -----------
WITHOUT WAIVERS/REIMBURSEMENTS
------------------------------
Institutional                           1.09%           1.51%            1.11%
Class A                                 1.34%           1.76%            1.36%
Class B                                 2.09%           2.51%            2.11%
Class C                                 2.09%           2.51%            2.11%
Advisor                                 1.59%           2.01%            1.61%

WITH WAIVERS/REIMBURSEMENTS
------------------------------
Institutional                           1.09%           1.51%            1.09%
Class A                                 1.34%           1.76%            1.34%
Class B                                 2.09%           2.51%            2.09%
Class C                                 2.09%           2.51%            2.09%
Advisor                                 1.59%           2.01%            1.59%


QUALITY GROWTH FUND
      CLASS OF SHARES           ACQUIRING FUND         FUND       PRO FORMA FUND
     -----------------          -------------      -----------      -----------
Without waivers, reimbursements
------------------------------
Institutional                           1.09%           1.28%            1.10%
Class A                                 1.34%           1.53%            1.35%
Class B                                 2.09%           2.28%            2.10%
Class C                                 2.09%           2.28%            2.10%
Advisor                                 1.59%           1.78%            1.60%

With waivers, reimbursements
------------------------------
Institutional                           1.08%           0.96%            1.07%
Class A                                 1.33%           1.21%            1.32%
Class B                                 1.33%           1.96%            2.07%
Class C                                 2.08%           1.96%            2.07%
Advisor                                 1.58%           1.46%            1.57%


PRIME MONEY MARKET FUND
      CLASS OF SHARES           ACQUIRING FUND         FUND       PRO FORMA FUND
     -----------------          -------------      -----------      -----------
Without waivers, reimbursements
------------------------------
Institutional                           0.67%           0.68%            0.67%
Class A                                 0.92%           0.83%            0.92%
Class B                                 1.67%             N/A            1.67%
Class C                                 1.67%             N/A            1.67%
Advisor                                 1.17%             N/A            1.17%

With waivers, reimbursements
------------------------------
Institutional                           0.54%           0.58%            0.54%
Class A                                 0.79%           0.73%            0.79%
Class B                                 1.54%             N/A            1.54%
Class C                                 1.54%             N/A            1.54%
Advisor                                 1.04%             N/A            1.04%

BOND FUND

                                                                                       MERGER          MERGER         MERGER
                                                                                     SCENARIO 1      SCENARIO 2     SCENARIO 3
                                                                                    -----------     -----------     ----------
                                                 INTERMEDIATE          U.S.                                          PRO FORMA
     CLASS OF SHARES         ACQUIRING FUND        BOND FUND      GOVERNMENT BOND  PRO FORMA FUND  PRO FORMA FUND      FUND
     ----------------         -------------     --------------      -----------     -----------     -----------     ----------
Without waivers, reimbursements
------------------------------
Institutional                           0.92%              0.84%            1.01%           0.89%           0.92%          0.89%
Class A                                 1.17%              1.09%            1.26%           1.14%           1.17%          1.14%
Class B                                 1.92%              1.84%              N/A           1.89%           1.92%          1.89%
Class C                                 1.92%              1.84%              N/A           1.89%           1.92%          1.89%
Advisor                                 1.42%              1.34%            1.51%           1.39%           1.42%          1.39%

With waivers, reimbursements
------------------------------
Institutional                           0.72%              0.70%            0.69%           0.68%           0.68%          0.68%
Class A                                 0.97%              0.95%            0.94%           0.93%           0.93%          0.93%
Class B                                 1.72%              0.95%              N/A           1.68%           1.68%          1.68%
Class C                                 1.72%              1.70%              N/A           1.68%           1.68%          1.68%
Advisor                                 1.22%              1.20%            1.19%           1.18%           1.18%          1.18%

U.S. Government Bond does not have Class B shares as of May 11, 2007.


Fees may be voluntarily reduced or reimbursed by the Advisor or affiliates to assist a fund in maintaining competitive expense ratios.

DISTRIBUTION SERVICES FEE--The Trust has a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Fifth Third Funds Distributor, Inc., a wholly owned subsidiary of The BISYS Group, Inc., served as the Trust's principal distributor until May 11, 2007. As of May 14, 2007, ALPS Funds Distributor, Inc. d/b/a FTAM Funds Distributor, Inc. began serving in this capacity.

ADMINISTRATIVE SERVICES FEE--The Trust has an Administrative Services Agreement with its distributor with respect to Class C Shares.

TRANSFER AND DIVIDEND DISBURSING AGENT--BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), a wholly owned subsidiary of The BISYS Group, Inc., served as transfer and dividend disbursing agent to the funds of the Trust until May 11, 2007. Boston Financial Data Services ("BFDS"), an affiliate of State Street, assumed these functions for the Trust as of May 14, 2007. BFDS is neither an affiliate nor an affiliate of the affiliates of the funds of the Trust. BISYS Ohio was paid fees based on average daily net assets of each fund of the Trust, subject to minimums. In addition, there was an annual flat fee for each additional class of shares. BFDS earns fees from the funds of the Trust based upon various factors such as the number of shareholder accounts; BFDS is reimbursed for various out of pocket expenses on behalf of the funds of the Trust.

Pursuant to a separate agreement, BISYS Ohio retained the Advisor to perform certain services for the Trust and each fund of the Trust, for which the Advisor received a fee of 0.005% from BISYS Ohio computed as a percentage of the average daily net assets of each fund of the Trust. This agreement was terminated May 11, 2007. Pursuant to a Services Agreement with the Trust dated May 14, 2007, FTAM provides certain services similar to that under the former agreement on behalf of the Trust. Under this agreement, FTAM's fees are paid monthly and are accrued daily based upon relative average daily net assets of each fund of the Trust at the aggregate annual rate of $370,000.

ACCOUNTING AND CUSTODY FEES-- FTAM maintains the accounting records of the funds of the Trust. Accounting fees are computed as follows, subject to annual minimums:

         Rate     Average Daily Net Assets of each fund
         -------- -------------------------------------
         0.02%    up to $500 million
         0.015%   between $500 million and $1 billion
         0.01%    more than $1 billion

In addition, there is an annual flat fee for each additional class of shares of a fund. Pursuant to a separate agreement with FTAM, BISYS Ohio performed sub-accounting services on behalf of the Trust until May 31, 2007, after which time State Street was appointed by FTAM as sub-accountant.

Fifth Third Bank served as custodian to the funds of the Trust until May 31, 2007, after which State Street was appointed custodian. Custody fees are paid by the funds of the Trust and are based on various levels of relative average daily net assets of each fund, plus out-of-pocket expenses. In addition, transaction charges apply.

Certain former officers of the Trust were affiliated with the BISYS companies, but were not paid any fees directly by the Trust for serving as officers of the Trust.


(5) CAPITAL SHARES

Each Pro Forma Fund's net asset values per share assume the issuance of class shares of each Acquiring Fund that would have been issued at January 31, 2007 in connection with the proposed reorganization. The number of shares assumed to be issued is equal to the total net assets of each class of shares of the Fund(s) as of January 31, 2007 divided by the net asset value per share of the respective class of shares of each respective Acquiring Fund as of January 31, 2007. The pro forma number of shares outstanding, by class, for the Pro Forma Fund as of January 31, 2007 is as follows (amounts in thousands):

Mid Cap Growth Fund

                                      Acquiring Fund Shares        Additional Shares Issued in     Pro Forma Fund Total Shares
                                   Outstanding Pre Combination            Reorganization                   Outstanding
             Class                      -----------------               ------------------              -----------------
       ------------------
Institutional                                     22,286                           3,175                          25,461
Class A                                            2,197                             264                           2,461
Class B                                              450                              63                             513
Class C                                               80                              56                             136
Advisor                                               52                             260                             312
                                         ---------------                 ---------------                 ---------------
Total                                             25,065                           3,818                          28,883

Quality Growth Fund
                                      Acquiring Fund Shares        Additional Shares Issued in     Pro Forma Fund Total Shares
                                   Outstanding Pre Combination            Reorganization                   Outstanding
             Class                      -----------------               ------------------              -----------------
       ------------------
Institutional                                     33,865                           1,872                          35,737
Class A                                            6,176                           1,839                           8,015
Class B                                              760                             419                           1,179
Class C                                              166                              89                             255
Advisor                                              129                               7                             136
                                         ---------------                 ---------------                 ---------------
Total                                             41,096                           4,226                          45,322

Prime Money Market Fund
                                      Acquiring Fund Shares        Additional Shares Issued in     Pro Forma Fund Total Shares
                                   Outstanding Pre Combination            Reorganization                   Outstanding
             Class                      -----------------               ------------------              -----------------
       ------------------
Institutional                                    579,450                         133,691                         713,141
Class A                                          551,836                          90,709                         642,545
Class B                                            1,113                             N/A                           1,113
Class C                                            1,237                             N/A                           1,237
Advisor                                            3,060                             N/A                           3,060
                                         ---------------                 ---------------                 ---------------
Total                                          1,136,696                         224,400                       1,361,096

N/A - Government Money Market Fund does not have these classes of shares.

Bond Fund MERGER SCENARIO 1:
                                      Acquiring Fund Shares        Additional Shares Issued in     Pro Forma Fund Total Shares
                                   Outstanding Pre Combination            Reorganization                   Outstanding
             Class                      -----------------               ------------------              -----------------
       ------------------
Institutional                                     27,283                          44,412                          71,695
Class A                                            1,059                           2,037                           3,096
Class B                                              250                             210                             460
Class C                                               27                              73                             100
Advisor                                               24                               7                              31
                                         ---------------                 ---------------                 ---------------
Total                                             28,643                          46,739                          75,382

Bond Fund MERGER SCENARIO 2:
                                      Acquiring Fund Shares        Additional Shares Issued in     Pro Forma Fund Total Shares
                                   Outstanding Pre Combination            Reorganization                   Outstanding
             Class                      -----------------               ------------------              -----------------
       ------------------
Institutional                                     27,283                           2,691                          29,974
Class A                                            1,059                           2,295                           3,354
Class B                                              250                             N/A                             250
Class C                                               27                             147                             174
Advisor                                               24                             - ^                              24
                                         ---------------                 ---------------                 ---------------
Total                                             28,643                           5,133                          33,776

N/A - U.S. Government Bond Fund does not have Class B shares.
^   - Represents fewer than 500 shares.

Bond Fund MERGER SCENARIO 3:
                                      Acquiring Fund Shares        Additional Shares Issued in     Pro Forma Fund Total Shares
                                   Outstanding Pre Combination            Reorganization                   Outstanding
             Class                      -----------------               ------------------              -----------------
       ------------------
Institutional                                     27,283                          47,103                          74,386
Class A                                            1,059                           4,332                           5,391
Class B                                              250                             210                             460
Class C                                               27                             220                             247
Advisor                                               24                               7                              31
                                         ---------------                 ---------------                 ---------------
Total                                             28,643                          51,872                          80,515

U.S. Government Bond Fund does not have Class B shares and has fewer than 500 shares outstanding in Advisor Class.


(6) FEDERAL TAX INFORMATION

Each fund of the Trust has elected to be taxed as a "regulated investment company" under the Internal Revenue Code, as amended (the "Code"). After the reorganization, each Acquiring Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code, and to make distributions sufficient to relieve it from all, or substantially all, Federal income or excise taxes.

Under the terms of the Plans of Reorganization, the exchange of assets of each Fund(s) for the respective classes of shares of each Acquiring Fund will be treated and accounted for as a tax-free reorganization. Based upon that assumption, the tax cost of investments will remain unchanged within each combined fund. In a tax-free reorganization, so called "built-in" capital losses of the Fund(s), if any, are carried over to the respective Acquiring Fund on the closing date. There are several provisions of the Code that limit the ability of one fund to utilize the capital losses of another fund after the closing date.

                            PART C. OTHER INFORMATION

ITEM 15.  INDEMNIFICATION

Article XI, Sections 1, 2 and 3 of the Registrant's Declaration of Trust provides as follows:

         Section 1. Limitation of Personal Liability and Indemnification of Shareholders.

         The Trustees, officers, employees or agents of the Trust shall have no power to bind any Shareholder of any Series or Class personally or to call upon such Shareholder for the payment of any sum of money or assessment whatsoever, other than such as the Shareholder may at any time agree to pay by way of subscription to any Shares or otherwise.

         No Shareholder or former Shareholder of any Series or Class shall be liable solely by reason of his being or having been a Shareholder for any debt, claim, action, demand, suit, proceeding, judgment, decree, liability or obligation of any kind, against, or with respect to the Trust or any Series or Class arising out of any action taken or omitted for or on behalf of the Trust or such Series or Class, and the Trust or such Series or Class shall be solely liable therefor and resort shall be had solely to the property of the relevant Series or Class of the Trust for the payment or performance thereof.

         Each Shareholder or former Shareholder of any Series or Class (or their heirs, executors, administrators or other legal representatives or, in case of a corporate entity, its corporate or general successor) shall be entitled to be indemnified and reimbursed by the Trust to the full extent of such liability and the costs of any litigation or other proceedings in which such liability shall have been determined, including, without limitation, the fees and disbursements of counsel if, contrary to the provisions hereof, such Shareholder or former Shareholder of such Series or Class shall be held to be personally liable. Such indemnification and reimbursement shall come exclusively from the assets of the relevant Series or Class.

         The Trust shall, upon request by a Shareholder or former Shareholder, assume the defense of any claim made against any Shareholder for any act or obligation of the Trust or any Series or Class and satisfy any judgment thereon.

         Section 2. Limitation of Personal Liability of Trustees, Officers, Employees or Agents of the Trust

         No Trustee, officer, employee or agent of the Trust shall have the power to bind any other Trustee, officer, employee or agent of the Trust personally. The Trustees, officers, employees or agents of the Trust incurring any debts, liabilities or obligations, or in taking or omitting any other actions for or in connection with the Trust are, and each shall be deemed to be, acting as Trustee, officer, employee or agent of the Trust and not in his own individual capacity.

         Trustees and officers of the Trust shall be liable for their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee or officer, as the case may be, and for nothing else.

         Section 3. Express Exculpatory Clauses and Instruments

         The Trustees shall use every reasonable means to assure that all persons having dealings with the Trust or any Series or Class shall be informed that the property of the Shareholders and the Trustees, officers, employees and agents of the Trust or any Series or Class shall not be subject to claims against or obligations of the Trust or any other Series or Class to any extent whatsoever. The Trustees shall cause to be inserted in any written agreement, undertaking or obligation made or issued on behalf of the Trust or any Series or Class (including certificates for Shares of any Series or Class) an appropriate reference to the provisions of this Declaration, providing that neither the Shareholders, the Trustees, the officers, the employees nor any agent of the Trust or any Series or Class shall be liable thereunder, and that the other parties to such instrument shall look solely to the assets belonging to the relevant Series or Class for the payment of any claim thereunder or for the performance thereof; but the omission of such provisions from any such instrument shall not render any Shareholder, Trustee, officer, employee or agent liable, nor shall the Trustee, or any officer, agent or employee of the Trust or any Series or Class be liable to anyone for such omission. If, notwithstanding this provision, any Shareholder, Trustee, officer, employee or agent shall be held liable to any other person by reason of the omission of such provision from any such agreement, undertaking or obligation, the Shareholder, Trustee, officer, employee or agent shall be indemnified and reimbursed by the Trust.


         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         Indemnification for the Group's principal underwriter is provided for in the Distribution Agreements incorporated herein by reference as Exhibit 7(i) and Exhibit 7(ii).

         In addition, the Trust maintains a directors and officer liability insurance policy with a maximum coverage of $20,000,000.

ITEM 16.  EXHIBITS

(1) Amended and Restated Declaration of Trust of the Registrant is incorporated by reference to Exhibit (a) to Registrant's Post-Effective Amendment No. 53 on Form N-1A (filed on November 22, 2004).

(2) Amended and Restated By-Laws of the Registrant is incorporated by reference to Exhibit (b) to Registrant's Post-Effective Amendment No. 57 on Form N-1A (filed November 22, 2005).

(3)      Not applicable.


(4) Form of Agreement and Plan of Reorganization is incorporated herein by reference to Registrant's Registration Statement on Form N-14
         (filed on August 30,2007).


(5)      Article III, Sections 1,4 and 5, Article VI, Sections 2, 3, and 7,
         Article VIII, Sections 1, 2, and 3, Article IX, Sections 1, 2, 5,
         Article XI, Sections 1 and 3, and Article XII, Sections 3, 4, and 5, of the Amended and Restated Declaration of Trust dated November 6, 2003 is incorporated by reference to Exhibit (a) to Post-Effective Amendment No. 53 to the Registrant's Post-Effective Amendment No. 53 on Form N-1A (filed on November 22, 2004).

(6)      (i)      Investment Advisory Contract dated November 6, 2003 between the Registrant and Fifth Third Asset Management, Inc., including Amended Schedule A is incorporated by reference to Exhibit (d)(i) to Registrant's Post-Effective Amendment No. 53 on Form N-1A (filed November 22, 2004).

                  (A) Amended Schedule A dated September 29, 2005 to the Investment Advisory Contract is incorporated by reference to Exhibit (d)(i)(A) to Registrant's Post-Effective Amendment No. 58 on Form N-1A (filed September 28, 2006).

         (ii) Sub-Advisory Agreement for the Fifth Third International Equity Fund between Fifth Third Asset Management, Inc. and Morgan Stanley Asset Management, Inc. dated April 30, 2001 is incorporated by reference to Registrant's Post-Effective Amendment No. 48 on Form N-1A (filed May 7, 2003).

                  (A) Amendment dated November 1, 2003 to the Sub-Advisory Agreement is incorporated by reference to Exhibit
                           (d)(ii)(A) to Registrant's Post-Effective Amendment No. 58 on Form N-1A (filed September 28, 2006).

         (iii) Sub-Advisory Agreement for the Fifth Third High Yield Bond Fund between Fifth Third Asset Management, Inc. and Fort Washington Investment Advisors, Inc. is incorporated by reference to Exhibit (d)(iii) to Registrant's Post-Effective Amendment No. 58 on form N-1A (filed September 28, 2006).

(7)      (i)      Form of Distribution Agreement between the Registrant and ALPS
                  Distributors Inc. d/b/a FTAM Funds Distributors Inc., including Schedule A, is incorporated by reference to Exhibit
                  (e)(i) to Registrant's Post-Effective Amendment No. 65 on Form
                  N-1A (filed July 2, 2007).

         (ii) Form of Distribution Agreement between the Registrant and FTAM Funds Distributors Inc., including Schedule A, is incorporated by reference to Exhibit (e)(ii) to Registrant's Post-Effective Amendment No. 65 on Form N-1A (filed July 2, 2007).

(8)      Not applicable.

(9) Form of Custodian Agreement between the Registrant and State Street Bank and Trust Company is incorporated by reference to Exhibit (g)(i) to Registrant's Post-Effective Amendment No. 65 on Form N-1A (filed July 2, 2007).

(10)     (i)      Form of Amended and Restated Shareholder Servicing Plan is
                  incorporated by reference to Registrant's Post-Effective
                  Amendment No. 52 on Form N-1A (filed November 21, 2003).

                  (A) Form of Amended Schedule A to the Shareholder Servicing Plan is incorporated by reference to Exhibit (h)(v)(A) to Registrant's Post-Effective Amendment No. 57 on Form N-1A (filed November 22,
                           2005).

         (ii) Amended and Restated Rule l2b-1 Plan dated December 1, 1995, as amended May 11, 2007, including Exhibits A, B, C, and D, is incorporated by reference to Exhibit (m)(i) to Registrant's Post-Effective Amendment No. 65 on Form N-1A (filed July 2,
                  2007).

                  (A) Combined Rule 12b-1 Agreement dated September 19, 2001 is incorporated by reference to Registrant's Post-Effective Amendment No. 45 on Form N-1A (filed September 13, 2002).

                           (i) Form of Amended Exhibit A to the Combined Rule 12b-1 Agreement is incorporated by reference to Registrant's Post-Effective Amendment No. 45 on Form N-1A (filed September 13, 2002).

                           (ii)     Form of Amended Combined Rule 12b-1
                                    Agreement is incorporated by reference to Registrant's Post-Effective Amendment No. 52 on Form N-1A (filed November 26, 2003).

                  (B) Investment B Rule 12b-1 Plan dated April 1, 2000 is incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A (filed September 29, 2000).

                           (i) Form of Amended Exhibit A to the Investment B Rule 12b-1 Plan is incorporated by reference to Exhibit (m)(iii)(A) to Registrant's Post-Effective Amendment No. 57 on Form N-1A (filed November 22, 2005).

         (iii) Amended Multiple Class Plan dated March 30, 2005 is incorporated by reference to Exhibit (n) to Registrant's Post-Effective Amendment No. 54 on Form N-1A (filed June 2,
                  2005).

                  (A) Amended Exhibit A to the Multiple Class Plan is incorporated by reference to Exhibit (n)(i) to Registrant's Post-Effective Amendment No. 57 on Form N-1A (filed November 22, 2005).

(11) Opinion and Consent of Ropes & Gray LLP regarding securities is filed herewith.

(12) Opinion and Consent of Ropes & Gray LLP regarding tax matters will be filed by amendment.

(13)     (i)      Administration Agreement between the Registrant and Fifth
                  Third Asset Management, Inc. is incorporated by reference to Exhibit (h)(i) to Registrant's Post-Effective Amendment No. 65 on Form N-1A (filed July 2, 2007).

         (ii) Form of Sub-Administration Agreement between Fifth Third Asset Management, Inc. and State Street Bank and Trust Company is incorporated by reference to Exhibit (h)(ii) to Registrant's Post-Effective Amendment No. 65 on Form N-1A (filed July 2,
                  2007).

         (iii) Accounting Services Agreement dated May 18, 2007 between the Registrant and Fifth Third Asset Management, Inc. is incorporated by reference to Exhibit (h)(iii) to Registrant's Post-Effective Amendment No. 65 on Form N-1A (filed July 2,
                  2007).

         (iv) Form of Investment Sub-Accounting Agreement between Fifth Third Asset Management and State Street Bank and Trust Company is incorporated by reference to Exhibit (h)(iv) to Registrant's Post-Effective Amendment No. 65 on Form N-1A (filed July 2, 2007).

         (v) Form of Transfer Agency and Service Agreement between the Registrant and Boston Financial Data Services, Inc. is incorporated by reference to Exhibit (h)(v) to Registrant's Post-Effective Amendment No. 65 on Form N-1A (filed July 2,
                  2007).

         (vi) Form of Services Agreement between the Registrant and Fifth Third Asset Management, Inc. is incorporated by reference to Exhibit (h)(vi) to Registrant's Post-Effective Amendment No. 65 on Form N-1A (filed July 2, 2007).

         (vii) Form of Securities Lending Authorization Agreement between the Registrant and State Street Bank and Trust Company, including Schedules A, B, C and D, is incorporated by reference to Exhibit (h)(viii) to Registrant's Post-Effective Amendment No. 65 on Form N-1A (filed July 2, 2007).

(14)     Consent of PricewaterhouseCoopers LLP is filed herewith.

(15)     Not applicable.

(16)     Powers of Attorney are filed herewith.


(17)     (i)      Stock and Bond and Money Market Mutual Funds and Asset
                  Allocation Funds Class A, Class B, Class C and Advisor Shares
                  Prospectus of the Fifth Third Funds, dated November 29, 2006, is incorporated herein by reference to Registrant's
                  Registration Statement on Form N-14 (filed on August 30,2007).

         (ii) Stock and Bond Mutual Funds and Asset Allocation Funds Institutional Shares Prospectus of the Fifth Third Funds, dated November 29, 2006, is incorporated herein by reference to Registrant's Registration Statement on Form N-14 (filed on August 30,2007).

         (iii) Money Market Mutual Funds Institutional Shares Prospectus of the Fifth Third Funds, dated November 29, 2006, is incorporated herein by reference to Registrant's Registration Statement on Form N-14 (filed on August 30,2007).

         (iv) Combined Statement of Additional Information of the Fifth Third Funds, dated November 29, 2006, as amended, is incorporated herein by reference to Registrant's Registration Statement on Form N-14 (filed on August 30,2007).



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

         (vi)     Form of Proxy Card is filed herewith.

ITEM 17.  UNDERTAKINGS

(1) The registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.


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

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 1 to the Registration Statement meets all the requirements for effectiveness of this registration statement pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 1 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Birmingham and The State of Michigan, on the 28th day of September, 2007.

FIFTH THIRD FUNDS

* /s/ E. Keith Wirtz
E. Keith Wirtz
President

As required by the Securities Act of 1933, this Registration Statement has been signed in the capacities and on the dates indicated.

SIGNATURE                       TITLE                            DATE

* /s/ E. Keith Wirtz            President                    September 28, 2007
--------------------
E. Keith Wirtz                  (Principal Executive Officer)

* /s/ Christopher Bell          Treasurer                    September 28, 2007
----------------------          (Principal Financial and
Christopher Bell                Accounting Officer)

* /s/ Edward Burke Carey        Chairman and Trustee         September 28, 2007
------------------------
Edward Burke Carey

* /s/ David J. Durham           Trustee                      September 28, 2007
---------------------
David J. Durham

* /s/ J. Joseph Hale, Jr.       Trustee                      September 28, 2007
--------------------------
J. Joseph Hale, Jr.

* /s/ John E. Jaymont           Trustee                      September 28, 2007
---------------------
John E. Jaymont

* /s/ David J. Gruber           Trustee                      September 28, 2007
---------------------
David J. Gruber

*By:     /s/ Alyssa Albertelli
         ---------------------
         Alyssa Albertelli, as Attorney-in-fact pursuant to Powers of Attorney incorporated herein by reference.

                                  EXHIBIT INDEX


(11)      Opinion and Consent of Ropes & Gray LLP regarding securities

(14)      Consent of PricewaterhouseCoopers LLP

(16)      Powers of Attorney

(17)(vi)  Form of Proxy Card


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